UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01944

Principal Variable Contracts Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392
(Address of principal executive offices)

Principal Management Corporation, 711 High Street, Des Moines, IA 50392

Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	December 31, 2016
Date of reporting period:	September 30, 2016

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Balanced Account
September 30, 2016 (unaudited)

COMMON STOCKS - 59.90%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.09%				Biotechnology (continued)
WPP PLC ADR	323	$38		Seattle Genetics Inc (a)	130	$7
				Spark Therapeutics Inc (a)	120	7
Aerospace & Defense - 1.12%				Ultragenyx Pharmaceutical Inc (a)	120	8
Boeing Co/The	80	10				$844
General Dynamics Corp	140	22		Building Materials - 0.87%
L-3 Communications Holdings Inc	1,100	166		CRH PLC ADR	643	22
Northrop Grumman Corp	750	160		Masco Corp	5,069	174
Spirit AeroSystems Holdings Inc (a)	1,571	70		Owens Corning	1,686	90
United Technologies Corp	410	42		Universal Forest Products Inc	450	44
		$470		US Concrete Inc (a)	720	33
Agriculture - 0.81%						$363
Altria Group Inc	3,727	235		Chemicals - 1.07%
British American Tobacco PLC ADR	447	57		Cabot Corp	676	36
Japan Tobacco Inc	1,135	47		Dow Chemical Co/The	4,396	228
		$339		Lonza Group AG ADR(a)	1,373	26
Airlines - 0.06%				LyondellBasell Industries NV	1,950	157
Ryanair Holdings PLC ADR	349	26				$447
				Commercial Services - 1.43%
Apparel - 0.14%				ABM Industries Inc	930	37
Michael Kors Holdings Ltd (a)	1,290	60		Brookfield Business Partners LP	51	1
				CoreLogic Inc/United States (a)	2,761	108
Automobile Manufacturers - 0.26%				Equifax Inc	1,600	215
Ford Motor Co	2,304	28		MarketAxess Holdings Inc	550	91
Fuji Heavy Industries Ltd ADR	267	20		Navigant Consulting Inc (a)	1,080	22
Toyota Motor Corp ADR	537	62		New Oriental Education & Technology Group	208	10
		$110		Inc ADR(a)
Automobile Parts & Equipment - 0.39%				Ritchie Bros Auctioneers Inc	428	15
Cooper Tire & Rubber Co	1,222	47		RR Donnelley & Sons Co	810	13
Lear Corp	801	97		TAL Education Group ADR(a)	394	28
Tenneco Inc (a)	330	19		Total System Services Inc	920	43
		$163		United Rentals Inc (a)	200	16
Banks - 4.48%						$599
Bancolombia SA ADR	284	11		Computers - 3.81%
Bank Mandiri Persero Tbk PT ADR	1,518	13		Accenture PLC - Class A	3,825	467
Bank of America Corp	14,280	224		Amdocs Ltd	1,340	78
Bank of Montreal	414	27		Apple Inc	5,370	607
Bank Rakyat Indonesia Persero Tbk PT ADR	698	13		CACI International Inc (a)	440	44
BNP Paribas SA ADR	1,277	33		HP Inc	4,470	69
Central Pacific Financial Corp	1,520	38		International Business Machines Corp	280	45
Chemical Financial Corp	800	35		Manhattan Associates Inc (a)	560	32
Citigroup Inc	930	44		SecureWorks Corp (a)	605	8
Credicorp Ltd	77	12		Synopsys Inc (a)	4,203	250
FCB Financial Holdings Inc (a)	620	24				$1,600
Fifth Third Bancorp	3,760	77		Cosmetics & Personal Care - 0.27%
First Republic Bank/CA	340	26		Procter & Gamble Co/The	559	50
Hanmi Financial Corp	500	13		Svenska Cellulosa AB SCA ADR	810	24
HDFC Bank Ltd ADR	391	28		Unilever NV - NY shares	837	39
IBERIABANK Corp	870	58				$113
JPMorgan Chase & Co	10,232	681		Distribution & Wholesale - 0.13%
Mitsubishi UFJ Financial Group Inc ADR	4,883	25		ITOCHU Corp ADR	419	10
State Street Corp	250	17		Mitsubishi Corp ADR	395	18
Sumitomo Mitsui Trust Holdings Inc ADR	6,386	21		SiteOne Landscape Supply Inc (a)	770	28
SunTrust Banks Inc	8,032	352				$56
Toronto-Dominion Bank/The	605	27		Diversified Financial Services - 0.27%
Union Bankshares Corp	470	13		Macquarie Group Ltd ADR	448	28
Wells Fargo & Co	1,560	69		Navient Corp	2,480	36
		$1,881		ORIX Corp ADR	359	27
Beverages - 0.83%				Piper Jaffray Cos (a)	440	21
Dr Pepper Snapple Group Inc	2,363	216				$112
PepsiCo Inc	1,209	131		Electric - 0.92%
		$347		Avista Corp	1,031	43
Biotechnology - 2.01%				Enel SpA ADR	7,533	33
Acceleron Pharma Inc (a)	190	7		Exelon Corp	5,180	172
Amgen Inc	3,205	535		Iberdrola SA ADR	1,016	28
Bellicum Pharmaceuticals Inc (a)	340	7		Korea Electric Power Corp ADR	1,178	29
Biogen Inc (a)	370	116		MDU Resources Group Inc	1,510	38
Charles River Laboratories International Inc	571	48		Xcel Energy Inc	1,020	42
(a)						$385
CSL Ltd ADR	777	32		Electrical Components & Equipment - 0.24%
Epizyme Inc (a)	310	3		Advanced Energy Industries Inc (a)	900	43
FibroGen Inc (a)	340	7		EnerSys	420	29
Gilead Sciences Inc	790	62		Insteel Industries Inc	740	27
Intercept Pharmaceuticals Inc (a)	30	5				$99

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Electronics - 0.30%				Insurance (continued)
Hoya Corp ADR	1,135	$46		Berkshire Hathaway Inc - Class B (a)	1,566	$226
II-VI Inc (a)	1,040	25		Employers Holdings Inc	630	19
Vishay Intertechnology Inc	3,730	53		Everest Re Group Ltd	595	113
		$124		Hannover Rueck SE ADR	601	32
Engineering & Construction - 0.79%				Prudential Financial Inc	1,200	98
AECOM (a)	430	13		SCOR SE ADR	5,808	18
Argan Inc	500	29		Swiss Re AG ADR	772	18
Dycom Industries Inc (a)	230	19		Travelers Cos Inc/The	1,381	158
EMCOR Group Inc	450	27		Unum Group	1,730	61
Fluor Corp	1,255	64				$1,185
Jacobs Engineering Group Inc (a)	2,100	109		Internet - 4.50%
Vinci SA ADR	3,677	70		Alibaba Group Holding Ltd ADR(a)	333	35
		$331		Alphabet Inc - A Shares (a)	585	470
Entertainment - 0.54%				Alphabet Inc - C Shares (a)	564	438
International Game Technology PLC	980	24		Amazon.com Inc (a)	409	343
Isle of Capri Casinos Inc (a)	1,284	29		eBay Inc (a)	2,060	68
Marriott Vacations Worldwide Corp	590	43		F5 Networks Inc (a)	700	87
Vail Resorts Inc	838	131		Facebook Inc (a)	2,410	309
		$227		GoDaddy Inc (a)	1,810	63
Environmental Control - 0.74%				Tencent Holdings Ltd ADR	2,131	60
Waste Management Inc	4,900	312		Yelp Inc (a)	360	15
						$1,888
Food - 1.71%				Iron & Steel - 0.62%
Dean Foods Co	1,650	27		Nucor Corp	4,160	206
Ingredion Inc	1,561	208		Steel Dynamics Inc	1,798	45
JM Smucker Co/The	480	65		Ternium SA ADR	466	9
Koninklijke Ahold Delhaize NV ADR(a)	1,003	23				$260
Kroger Co/The	1,040	31		Leisure Products & Services - 0.07%
Nestle SA ADR	731	58		Planet Fitness Inc (a)	1,500	30
SUPERVALU Inc (a)	7,030	35
Tyson Foods Inc	3,650	272		Machinery - Construction & Mining - 0.14%
		$719		ABB Ltd ADR(a)	1,027	23
Food Service - 0.03%				Astec Industries Inc	580	35
Compass Group PLC ADR	588	11				$58
				Machinery - Diversified - 0.20%
Gas - 0.67%				BWX Technologies Inc	2,176	84
CenterPoint Energy Inc	10,839	252
Southwest Gas Corp	410	28		Media - 1.35%
		$280		Comcast Corp - Class A	5,822	386
Hand & Machine Tools - 0.65%				Scripps Networks Interactive Inc	2,830	180
Stanley Black & Decker Inc	2,219	273				$566
				Metal Fabrication & Hardware - 0.03%
Healthcare - Products - 1.00%				Global Brass & Copper Holdings Inc	385	11
Baxter International Inc	6,370	303
Cynosure Inc (a)	910	46		Mining - 0.30%
ICU Medical Inc (a)	250	32		Kinross Gold Corp (a)	5,470	23
K2M Group Holdings Inc (a)	930	16		Newmont Mining Corp	1,200	47
Nevro Corp (a)	130	14		Teck Resources Ltd	794	15
STAAR Surgical Co (a)	830	8		US Silica Holdings Inc	300	14
		$419		Yamana Gold Inc	5,817	25
Healthcare - Services - 2.35%						$124
Aetna Inc	1,554	179		Miscellaneous Manufacturers - 1.30%
Anthem Inc	2,367	297		General Electric Co	980	29
Fresenius SE & Co KGaA ADR	1,426	28		Illinois Tool Works Inc	1,870	224
HCA Holdings Inc (a)	1,478	112		Ingersoll-Rand PLC	2,250	153
HealthSouth Corp	632	26		Parker-Hannifin Corp	431	54
ICON PLC (a)	280	22		Siemens AG ADR	270	32
Natera Inc (a)	320	3		Trinseo SA	940	53
Teladoc Inc (a)	290	5				$545
UnitedHealth Group Inc	2,136	299		Oil & Gas - 2.98%
WellCare Health Plans Inc (a)	110	13		Antero Resources Corp (a)	880	24
		$984		Callon Petroleum Co (a)	1,450	23
Holding Companies - Diversified - 0.05%				Canadian Natural Resources Ltd	1,090	35
CK Hutchison Holdings Ltd ADR	1,712	22		Carrizo Oil & Gas Inc (a)	480	19
				Chevron Corp	170	17
Home Builders - 0.17%				Diamond Offshore Drilling Inc	3,700	65
Persimmon PLC ADR	435	21		Exxon Mobil Corp	6,972	608
Thor Industries Inc	580	49		Lukoil PJSC ADR	265	13
		$70		Murphy Oil Corp	5,531	168
Insurance - 2.82%				Murphy USA Inc (a)	1,175	84
Aflac Inc	5,380	387		Newfield Exploration Co (a)	637	28
American Financial Group Inc/OH	440	33		PDC Energy Inc (a)	190	13
Argo Group International Holdings Ltd	381	22		Tesoro Corp	778	62

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Oil & Gas (continued)				Savings & Loans (continued)
Transocean Ltd (a)	5,090	$54		Pacific Premier Bancorp Inc (a)	360	$10
Valero Energy Corp	690	37				$37
		$1,250		Semiconductors - 1.22%
Oil & Gas Services - 0.08%				Entegris Inc (a)	1,190	21
Pioneer Energy Services Corp (a)	1,000	4		Intel Corp	3,812	144
Seventy Seven Energy Inc (a),(b)	163	3		NVIDIA Corp	2,850	195
Superior Energy Services Inc	600	11		Taiwan Semiconductor Manufacturing Co Ltd	872	26
Technip SA ADR	1,122	17		ADR
		$35		Texas Instruments Inc	1,210	85
Packaging & Containers - 0.06%				Tokyo Electron Ltd ADR	1,933	43
Packaging Corp of America	320	26				$514
				Shipbuilding - 0.05%
Pharmaceuticals - 3.84%				Huntington Ingalls Industries Inc	150	23
AbbVie Inc	3,440	217
Actelion Ltd ADR(a)	249	11		Software - 2.12%
Array BioPharma Inc (a)	950	6		Apptio Inc (a)	390	9
Cardinal Health Inc	1,439	112		Aspen Technology Inc (a)	860	40
Johnson & Johnson	3,604	426		Black Knight Financial Services Inc (a)	720	29
Merck & Co Inc	770	48		CA Inc	4,860	161
Nektar Therapeutics (a)	630	11		Fiserv Inc (a)	300	30
Neurocrine Biosciences Inc (a)	120	6		Microsoft Corp	8,594	495
Novo Nordisk A/S ADR	939	39		MSCI Inc	820	69
Pfizer Inc	14,820	502		SYNNEX Corp	510	58
Portola Pharmaceuticals Inc (a)	60	1				$891
PRA Health Sciences Inc (a)	780	44		Telecommunications - 2.71%
Prestige Brands Holdings Inc (a)	1,070	52		AT&T Inc	4,242	172
Quintiles IMS Holdings Inc (a)	445	36		BT Group PLC ADR	826	21
Roche Holding AG ADR	1,669	52		China Mobile Ltd ADR	486	30
Shire PLC ADR	234	45		Cisco Systems Inc	18,438	585
TESARO Inc (a)	10	1		Deutsche Telekom AG ADR	1,235	21
		$1,609		Gigamon Inc (a)	310	17
Pipelines - 0.08%				KDDI Corp ADR	2,674	41
TransCanada Corp	707	34		Nippon Telegraph & Telephone Corp ADR	1,207	55
				NTT DOCOMO Inc ADR	1,001	26
Real Estate - 0.22%				Plantronics Inc	830	43
Brookfield Asset Management Inc	2,598	91		Verizon Communications Inc	2,465	128
						$1,139
REITS - 2.23%				Transportation - 0.16%
Armada Hoffler Properties Inc	1,770	24		Canadian National Railway Co	709	46
Corporate Office Properties Trust	3,210	91		Canadian Pacific Railway Ltd	81	12
CYS Investments Inc	3,570	31		United Parcel Service Inc	79	9
Digital Realty Trust Inc	544	53				$67
Duke Realty Corp	2,960	81		TOTAL COMMON STOCKS		$25,129
Extra Space Storage Inc	277	22		INVESTMENT COMPANIES - 1.77%	Shares Held	Value(000	's)
First Industrial Realty Trust Inc	2,070	59		Money Market Funds - 1.77%
Liberty Property Trust	598	24		BlackRock Liquidity Funds FedFund Portfolio	742,555	743
Mack-Cali Realty Corp	2,070	56
MedEquities Realty Trust Inc (a)	2,410	28
				TOTAL INVESTMENT COMPANIES		$743
Ramco-Gershenson Properties Trust	2,210	41			Principal
Realty Income Corp	994	67		BONDS- 24.44%	Amount (000's)	Value(000	's)
Regency Centers Corp	1,924	149
Simon Property Group Inc	880	182		Aerospace & Defense - 0.10%
				Air 2 US
Ventas Inc	400	28		8.03%, 10/01/2020(c)	$12	$13
		$936		Lockheed Martin Corp
Retail - 4.53%				2.50%, 11/23/2020	5	5
At Home Group Inc (a)	1,088	16
Burlington Stores Inc (a)	990	80		3.55%, 01/15/2026	5	5
				4.70%, 05/15/2046	10	12
CVS Health Corp	2,143	191		United Technologies Corp
Darden Restaurants Inc	4,298	263		4.50%, 06/01/2042	5	6
Dollar General Corp	600	42				$41
Lowe's Cos Inc	4,178	302
McDonald's Corp	1,040	120		Agriculture - 0.31%
Michaels Cos Inc/The (a)	1,400	34		Altria Group Inc
				3.88%, 09/16/2046	15	16
Pandora A/S ADR	951	29		4.50%, 05/02/2043	10	11
PVH Corp	680	75		BAT International Finance PLC
Target Corp	3,184	219		2.75%, 06/15/2020(c)	10	10
Tile Shop Holdings Inc (a)	1,310	22
				Philip Morris International Inc
Wal-Mart Stores Inc	6,586	475		1.88%, 02/25/2021	25	25
World Fuel Services Corp	735	34		Pinnacle Operating Corp
		$1,902		9.00%, 11/15/2020(c)	10	7
Savings & Loans - 0.09%				Reynolds American Inc
Flagstar Bancorp Inc (a)	620	17
				4.45%, 06/12/2025	10	11
Oritani Financial Corp	660	10		5.70%, 08/15/2035	25	31

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2016 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Agriculture (continued)			Automobile Manufacturers (continued)
Reynolds American Inc(continued)			General Motors Financial Co Inc
5.85%, 08/15/2045	$10	$13	3.25%, 05/15/2018	$10	$10
6.88%, 05/01/2020	5	6	4.25%, 05/15/2023	5	5
		$130	4.30%, 07/13/2025	10	11
Airlines - 0.21%			Hyundai Capital America
Air Canada			2.55%, 02/06/2019(c)	60	61
6.75%, 10/01/2019(c)	10	10	Navistar International Corp
American Airlines 2014-1 Class A Pass			8.25%, 11/01/2021	5	5
Through Trust			Nissan Motor Acceptance Corp
3.70%, 04/01/2028	9	10	1.39%, 03/03/2017(c),(d)	30	30
American Airlines 2015-1 Class A Pass			Toyota Motor Credit Corp
Through Trust			1.07%, 01/17/2019(d)	25	25
3.38%, 11/01/2028	19	20	2.00%, 10/24/2018	15	15
United Airlines 2014-1 Class A Pass Through					$200
Trust			Automobile Parts & Equipment - 0.04%
4.00%, 10/11/2027	14	15	Dana Inc
United Airlines 2014-1 Class B Pass Through			5.50%, 12/15/2024	5	5
Trust			Lear Corp
4.75%, 10/11/2023	9	9	5.25%, 01/15/2025	10	11
United Airlines 2014-2 Class A Pass Through					$16
Trust			Banks- 2.62%
3.75%, 03/03/2028	14	15	Associated Banc-Corp
US Airways 2001-1G Pass Through Trust			2.75%, 11/15/2019	10	10
7.08%, 09/20/2022	1	1	4.25%, 01/15/2025	20	21
US Airways 2013-1 Class A Pass Through			Bank of America Corp
Trust			2.63%, 04/19/2021	40	41
3.95%, 05/15/2027	9	9	3.50%, 04/19/2026	10	10
		$89	3.95%, 04/21/2025	15	16
Apparel - 0.03%			4.10%, 07/24/2023	10	11
NIKE Inc			4.20%, 08/26/2024	20	21
3.88%, 11/01/2045	10	11	4.25%, 10/22/2026	31	33
			6.10%, 12/29/2049(d),(e)	10	10
Automobile Asset Backed Securities - 2.15%			Bank of New York Mellon Corp/The
AmeriCredit Automobile Receivables 2016-1			4.62%, 12/29/2049(d),(e)	20	20
1.27%, 06/10/2019(d)	169	170	4.95%, 12/29/2049(d),(e)	30	31
AmeriCredit Automobile Receivables Trust			Citigroup Inc
2015-3			2.70%, 03/30/2021	15	15
1.03%, 01/08/2019(d)	46	46	3.40%, 05/01/2026	10	10
Capital Auto Receivables Asset Trust 2014-2			4.60%, 03/09/2026	5	5
1.26%, 05/21/2018(d)	104	104	4.75%, 05/18/2046	5	5
Capital Auto Receivables Asset Trust 2015-2			First Horizon National Corp
0.93%, 10/20/2017(d)	62	62	3.50%, 12/15/2020	20	20
Capital Auto Receivables Asset Trust 2016-1			Goldman Sachs Group Inc/The
1.23%, 11/20/2018(d)	20	20	2.38%, 01/22/2018	100	101
Capital Auto Receivables Asset Trust 2016-2			2.55%, 10/23/2019	20	21
1.12%, 01/22/2019(d)	150	150	3.50%, 01/23/2025	10	10
Capital Auto Receivables Asset Trust 2016-3			3.85%, 07/08/2024	10	11
0.95%, 04/22/2019(d)	100	100	4.25%, 10/21/2025	45	47
CarMax Auto Owner Trust 2015-2			5.15%, 05/22/2045	15	16
0.80%, 06/15/2018(d)	54	54	5.38%, 03/15/2020	15	17
GM Financial Automobile Leasing Trust			5.38%, 12/29/2049(d),(e)	25	25
2016-2			6.75%, 10/01/2037	10	13
1.03%, 10/22/2018(d)	50	50	JPMorgan Chase & Co
GM Financial Automobile Leasing Trust			1.63%, 05/15/2018	35	35
2016-3			4.25%, 10/01/2027	10	11
0.88%, 02/20/2019(d)	100	100	4.40%, 07/22/2020	50	55
Honda Auto Receivables 2015-3 Owner			4.50%, 01/24/2022	10	11
Trust			4.95%, 06/01/2045	20	22
0.92%, 11/20/2017	46	46	5.00%, 12/29/2049(d),(e)	20	20
		$902	5.63%, 08/16/2043	10	12
Automobile Floor Plan Asset Backed Securities - 0.66%			Morgan Stanley
Ford Credit Floorplan Master Owner Trust A			2.38%, 07/23/2019	60	61
0.92%, 02/15/2019(d)	200	200	2.50%, 04/21/2021	20	20
Wells Fargo Dealer Floorplan Master Note			2.65%, 01/27/2020	5	5
Trust			3.13%, 07/27/2026	15	15
0.91%, 07/20/2019(d)	75	75	4.00%, 07/23/2025	20	22
		$275	4.10%, 05/22/2023	70	74
Automobile Manufacturers - 0.48%			4.88%, 11/01/2022	15	17
General Motors Co			5.00%, 11/24/2025	30	34
3.50%, 10/02/2018	25	26	5.55%, 12/29/2049(d),(e)	10	10
6.25%, 10/02/2043	5	6	RBC USA Holdco Corp
6.60%, 04/01/2036	5	6	5.25%, 09/15/2020	15	17

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2016 (unaudited)

Principal						Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)		Amount (000's) Value (000's)
Banks (continued)				Commercial Mortgage Backed Securities (continued)
Royal Bank of Scotland Group PLC				Citigroup Commercial Mortgage Trust 2015-
5.13%, 05/28/2024	$5	$5		GC27
6.13%, 12/15/2022	5	5		3.14%, 02/10/2048(d)		$75	$79
US Bancorp				Citigroup Commercial Mortgage Trust 2015-
2.35%, 01/29/2021	30	31		GC29
Wells Fargo & Co				3.19%, 04/10/2048(d)		50	53
2.50%, 03/04/2021	25	25		4.29%, 04/10/2048(d)		100	101
2.60%, 07/22/2020	5	5		COMM 2014-CCRE17 Mortgage Trust
3.90%, 05/01/2045	10	10		4.90%, 05/10/2047(d)		50	54
4.40%, 06/14/2046	10	10		Credit Suisse First Boston Mortgage Securities
5.87%, 12/29/2049(d),(e)	5	5		Corp
5.90%, 12/29/2049(d),(e)	20	21		0.57%, 11/15/2037(c),(d),(f)		5	—
		$1,098		CSMC Series 2009-RR3
Beverages - 0.61%				5.34%, 12/15/2043(c),(d)		25	25
Anheuser-Busch Cos LLC				GE Commercial Mortgage Corp Series 2007-
5.60%, 03/01/2017	25	25		C1 Trust
Anheuser-Busch InBev Finance Inc				5.61%, 12/10/2049(d)		100	99
2.65%, 02/01/2021	70	72		GS Mortgage Securities Trust 2013-GCJ12
3.30%, 02/01/2023	10	10		3.78%, 06/10/2046(d)		25	26
3.65%, 02/01/2026	50	54		GS Mortgage Securities Trust 2015-GC34
4.70%, 02/01/2036	25	29		3.51%, 10/10/2048(d)		125	135
4.90%, 02/01/2046	30	36	LB	-UBS Commercial Mortgage Trust 2007-
Constellation Brands Inc				C2
4.25%, 05/01/2023	15	16		5.43%, 02/15/2040		5	5
Corp Lindley SA				Morgan Stanley Bank of America Merrill
6.75%, 11/23/2021(c)	7	8		Lynch Trust 2013-C9
6.75%, 11/23/2021	5	6		3.46%, 05/15/2046		25	26
		$256		Morgan Stanley Bank of America Merrill
Biotechnology - 0.23%				Lynch Trust 2014-C18
Celgene Corp				4.59%, 10/15/2047(d)		50	55
2.13%, 08/15/2018	25	25		UBS Commercial Mortgage Trust 2012-C1
2.88%, 08/15/2020	15	15		3.40%, 05/10/2045(d)		55	58
4.63%, 05/15/2044	5	5		UBS-Barclays Commercial Mortgage Trust
5.00%, 08/15/2045	15	17		2013	-C5
5.25%, 08/15/2043	5	6		3.18%, 03/10/2046(d)		15	16
Genzyme Corp				Wachovia Bank Commercial Mortgage Trust
5.00%, 06/15/2020	15	17		Series 2007-C34
Gilead Sciences Inc				5.68%, 05/15/2046(d)		104	106
3.05%, 12/01/2016	10	10		WFRBS Commercial Mortgage Trust 2013-
		$95		C12
				1.53%, 03/15/2048(c),(d),(f)		561	33
Building Materials - 0.30%
CRH America Inc							$897
8.13%, 07/15/2018	45	50		Commercial Services - 0.02%
Louisiana-Pacific Corp				Ahern Rentals Inc
4.88%, 09/15/2024(c)	5	5		7.38%, 05/15/2023(c)		5	3
Martin Marietta Materials Inc				TMS International Corp
1.94%, 06/30/2017(d)	65	65		7.63%, 10/15/2021(c)		5	5
Norbord Inc							$8
5.38%, 12/01/2020(c)	5	5		Computers - 0.33%
		$125		Apple Inc
Chemicals - 0.15%				1.01%, 05/03/2018(d)		50	50
A Schulman Inc				2.85%, 02/23/2023		5	5
6.88%, 06/01/2023(c)	15	15		3.45%, 02/09/2045		20	19
Aruba Investments Inc				4.65%, 02/23/2046		15	17
8.75%, 02/15/2023(c)	5	5		Diamond 1 Finance Corp / Diamond 2 Finance
CF Industries Inc				Corp
4.95%, 06/01/2043	5	5		3.48%, 06/01/2019(c)		5	5
5.15%, 03/15/2034	10	10		4.42%, 06/15/2021(c)		15	16
Dow Chemical Co/The				6.02%, 06/15/2026(c)		10	11
4.38%, 11/15/2042	5	5		7.13%, 06/15/2024(c)		5	6
LYB International Finance BV				Hewlett Packard Enterprise Co
4.88%, 03/15/2044	10	11		6.20%, 10/15/2035(c)		10	11
Monsanto Co							$140
3.95%, 04/15/2045	5	5		Consumer Products - 0.01%
Westlake Chemical Corp				Spectrum Brands Inc
4.63%, 02/15/2021(c)	5	5		5.75%, 07/15/2025		5	5
		$61
Commercial Mortgage Backed Securities - 2.14%				Credit Card Asset Backed Securities - 0.60%
BCRR Trust 2009-1				BA Credit Card Trust
5.86%, 07/17/2040(c)	25	25		0.79%, 09/16/2019(d)		75	75
CD 2006-CD3 Mortgage Trust				0.81%, 01/15/2020(d)		75	75
5.62%, 10/15/2048	1	1

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2016 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Credit Card Asset Backed Securities (continued)			Electric (continued)
Barclays Dryrock Issuance Trust			Elwood Energy LLC
0.86%, 03/16/2020(d)	$100	$100	8.16%, 07/05/2026	$15	$17
		$250	Emera US Finance LP
Distribution & Wholesale - 0.05%			2.70%, 06/15/2021(c)	10	10
Global Partners LP / GLP Finance Corp			Exelon Corp
7.00%, 06/15/2023	5	5	2.85%, 06/15/2020	15	16
WW Grainger Inc			Fortis Inc/Canada
4.60%, 06/15/2045	15	17	2.10%, 10/04/2021(c),(g)	10	10
		$22	3.06%, 10/04/2026(c),(g)	25	25
Diversified Financial Services - 0.39%			Kentucky Utilities Co
Aircastle Ltd			3.30%, 10/01/2025	15	16
5.00%, 04/01/2023	5	5	Louisville Gas & Electric Co
5.13%, 03/15/2021	10	11	3.30%, 10/01/2025	5	5
6.75%, 04/15/2017	5	5	MidAmerican Energy Co
Ally Financial Inc			4.25%, 05/01/2046	10	11
3.25%, 11/05/2018	5	5	NRG Energy Inc
3.60%, 05/21/2018	15	15	6.25%, 05/01/2024	5	5
CIT Group Inc			Oncor Electric Delivery Co LLC
3.88%, 02/19/2019	10	10	5.25%, 09/30/2040	5	6
5.38%, 05/15/2020	5	6	Pacific Gas & Electric Co
Credit Acceptance Corp			3.50%, 06/15/2025	10	11
6.13%, 02/15/2021	5	5	4.45%, 04/15/2042	5	6
Intercontinental Exchange Inc			PacifiCorp
2.75%, 12/01/2020	15	16	3.85%, 06/15/2021	10	11
International Lease Finance Corp			PPL Capital Funding Inc
6.25%, 05/15/2019	10	11	3.10%, 05/15/2026	10	10
National Rural Utilities Cooperative Finance			PPL Electric Utilities Corp
Corp			3.00%, 09/15/2021	5	5
4.75%, 04/30/2043(d)	10	10	4.75%, 07/15/2043	5	6
Navient Corp			PPL WEM Ltd / Western Power Distribution
6.13%, 03/25/2024	10	9	Ltd
7.25%, 09/25/2023	5	5	5.38%, 05/01/2021(c)	25	28
OneMain Financial Holdings LLC			Puget Energy Inc
7.25%, 12/15/2021(c)	10	11	6.00%, 09/01/2021	15	17
Springleaf Finance Corp			Southern California Edison Co
5.25%, 12/15/2019	10	10	3.60%, 02/01/2045	15	16
Synchrony Financial			4.05%, 03/15/2042	15	17
2.70%, 02/03/2020	15	15	Southern Co/The
Visa Inc			2.95%, 07/01/2023	5	5
3.15%, 12/14/2025	15	16	4.40%, 07/01/2046	10	11
		$165	Virginia Electric & Power Co
Electric - 1.23%			4.00%, 01/15/2043	5	5
Alabama Power Co			4.65%, 08/15/2043	5	6
3.85%, 12/01/2042	10	10	Wisconsin Electric Power Co
4.15%, 08/15/2044	5	5	4.30%, 12/15/2045	5	6
CMS Energy Corp			Xcel Energy Inc
3.00%, 05/15/2026	5	5	2.40%, 03/15/2021	35	36
4.70%, 03/31/2043	5	6	3.30%, 06/01/2025	10	11
4.88%, 03/01/2044	5	6			$515
Commonwealth Edison Co			Electronics - 0.05%
3.70%, 03/01/2045	10	10	Sanmina Corp
3.80%, 10/01/2042	5	5	4.38%, 06/01/2019(c)	20	21
4.35%, 11/15/2045	5	6
Consolidated Edison Co of New York Inc			Engineering & Construction - 0.06%
4.50%, 12/01/2045	10	11	SBA Tower Trust
4.63%, 12/01/2054	10	11	2.90%, 10/15/2044(c)	25	25
Dominion Resources Inc/VA
3.90%, 10/01/2025	10	11	Entertainment - 0.24%
DTE Energy Co			CCM Merger Inc
6.38%, 04/15/2033	15	20	9.13%, 05/01/2019(c)	20	21
Duke Energy Corp			Churchill Downs Inc
2.65%, 09/01/2026	15	15	5.38%, 12/15/2021(c)	35	36
3.75%, 09/01/2046	10	10	Cinemark USA Inc
Dynegy Inc			4.88%, 06/01/2023	5	5
7.38%, 11/01/2022	10	10	Lions Gate Entertainment Corp
Edison International			5.25%, 08/01/2018	20	21
3.75%, 09/15/2017	10	10	Regal Entertainment Group
Electricite de France SA			5.75%, 03/15/2022	5	5
2.35%, 10/13/2020(c)	20	20	WMG Acquisition Corp
3.63%, 10/13/2025(c)	10	11	6.00%, 01/15/2021(c)	13	14
4.95%, 10/13/2045(c)	5	5			$102

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2016 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Environmental Control - 0.06%			Healthcare - Services (continued)
Republic Services Inc			Centene Corp (continued)
3.80%, 05/15/2018	$25	$26	5.75%, 06/01/2017	$14	$14
			6.13%, 02/15/2024	5	6
Food- 0.32%			Cigna Corp
Arcor SAIC			4.00%, 02/15/2022	5	6
6.00%, 07/06/2023(c)	15	16	4.38%, 12/15/2020	50	54
BI-LO LLC / BI-LO Finance Corp			Fresenius Medical Care US Finance II Inc
9.25%, 02/15/2019(c)	5	4	5.88%, 01/31/2022(c)	5	6
Ingles Markets Inc			HCA Inc
5.75%, 06/15/2023	5	5	4.75%, 05/01/2023	10	11
JBS USA LUX SA / JBS USA Finance Inc			5.25%, 04/15/2025	20	21
5.75%, 06/15/2025(c)	5	5	5.88%, 03/15/2022	5	6
Kraft Heinz Foods Co			Molina Healthcare Inc
2.80%, 07/02/2020	15	16	5.38%, 11/15/2022	5	5
4.38%, 06/01/2046	25	26	MPH Acquisition Holdings LLC
5.00%, 07/15/2035	5	6	7.13%, 06/01/2024(c)	5	5
Post Holdings Inc			UnitedHealth Group Inc
5.00%, 08/15/2026(c)	5	5	1.90%, 07/16/2018	10	10
7.75%, 03/15/2024(c)	5	6	4.63%, 07/15/2035	55	64
Smithfield Foods Inc			4.75%, 07/15/2045	5	6
5.88%, 08/01/2021(c)	5	5	WellCare Health Plans Inc
TreeHouse Foods Inc			5.75%, 11/15/2020	5	5
6.00%, 02/15/2024(c)	5	5			$357
Wm Wrigley Jr Co			Home Builders - 0.11%
2.40%, 10/21/2018(c)	10	10	Beazer Homes USA Inc
3.38%, 10/21/2020(c)	25	27	6.63%, 04/15/2018	15	15
		$136	Lennar Corp
Forest Products & Paper - 0.07%			4.13%, 12/01/2018	5	5
Domtar Corp			4.75%, 11/15/2022(d)	5	5
6.25%, 09/01/2042	20	21	WCI Communities Inc
International Paper Co			6.88%, 08/15/2021	15	16
3.00%, 02/15/2027	5	5	Woodside Homes Co LLC / Woodside Homes
Tembec Industries Inc			Finance Inc
9.00%, 12/15/2019(c)	5	4	6.75%, 12/15/2021(c)	5	5
		$30			$46
Gas- 0.04%			Home Equity Asset Backed Securities - 0.05%
Dominion Gas Holdings LLC			Specialty Underwriting & Residential Finance
2.80%, 11/15/2020	15	16	Trust Series 2004-BC1
			1.29%, 02/25/2035(d)	21	20
Healthcare - Products - 0.42%
Hill-Rom Holdings Inc			Housewares - 0.03%
5.75%, 09/01/2023(c),(d)	5	5	Newell Brands Inc
Kinetic Concepts Inc / KCI USA Inc			3.15%, 04/01/2021	5	5
10.50%, 11/01/2018	15	16	3.85%, 04/01/2023	5	6
Mallinckrodt International Finance SA /					$11
Mallinckrodt CB LLC			Insurance - 1.09%
5.75%, 08/01/2022(c)	10	10	American International Group Inc
Medtronic Inc			3.30%, 03/01/2021	15	16
2.50%, 03/15/2020	20	21	Chubb INA Holdings Inc
4.38%, 03/15/2035	19	22	2.30%, 11/03/2020	45	46
4.63%, 03/15/2045	20	23	3.35%, 05/03/2026	25	27
St Jude Medical Inc			CNO Financial Group Inc
4.75%, 04/15/2043	5	5	4.50%, 05/30/2020	5	5
Universal Hospital Services Inc			Liberty Mutual Group Inc
7.63%, 08/15/2020	10	9	7.00%, 03/07/2067(c),(d)	15	13
Zimmer Biomet Holdings Inc			Markel Corp
2.70%, 04/01/2020	35	36	5.00%, 04/05/2046	15	16
3.15%, 04/01/2022	20	21	Metropolitan Life Global Funding I
3.55%, 04/01/2025	10	10	2.30%, 04/10/2019(c)	150	153
		$178	Prudential Financial Inc
Healthcare - Services - 0.85%			5.38%, 05/15/2045(d)	15	16
Aetna Inc			Teachers Insurance & Annuity Association of
2.40%, 06/15/2021	20	20	America
2.75%, 11/15/2022	30	31	4.90%, 09/15/2044(c)	15	17
2.80%, 06/15/2023	25	26	TIAA Asset Management Finance Co LLC
3.20%, 06/15/2026	25	25	2.95%, 11/01/2019(c)	40	41
4.25%, 06/15/2036	10	10	Travelers Cos Inc/The
4.38%, 06/15/2046	5	5	3.75%, 05/15/2046	10	10
Anthem Inc			Voya Financial Inc
4.63%, 05/15/2042	10	11	5.65%, 05/15/2053(d)	20	20
Centene Corp			XLIT Ltd
4.75%, 05/15/2022	10	10	4.45%, 03/31/2025	60	61

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Insurance (continued)			Media (continued)
XLIT Ltd (continued)			Time Warner Inc (continued)
5.50%, 03/31/2045	$15	$15	3.88%, 01/15/2026	$5	$5
		$456	4.05%, 12/15/2023	5	6
Internet - 0.01%			4.85%, 07/15/2045	5	6
Zayo Group LLC / Zayo Capital Inc			6.25%, 03/29/2041	5	6
6.00%, 04/01/2023	5	5	Viacom Inc
			4.85%, 12/15/2034	15	15
Iron & Steel - 0.21%			5.85%, 09/01/2043	5	6
AK Steel Corp			Walt Disney Co/The
7.63%, 05/15/2020	5	5	1.85%, 07/30/2026	5	5
ArcelorMittal			WideOpenWest Finance LLC /
8.00%, 10/15/2039(d)	20	22	WideOpenWest Capital Corp
Commercial Metals Co			13.38%, 10/15/2019	2	2
7.35%, 08/15/2018	25	27			$366
Signode Industrial Group Lux SA/Signode			Metal Fabrication & Hardware - 0.02%
Industrial Group US Inc			Wise Metals Intermediate Holdings LLC/Wise
6.38%, 05/01/2022(c)	10	10	Holdings Finance Corp
Vale Overseas Ltd			9.75%, PIK 10.50%, 06/15/2019(c),(h)	11	10
5.88%, 06/10/2021	25	26
		$90	Mining - 0.15%
Leisure Products & Services - 0.01%			Barrick Gold Corp
NCL Corp Ltd			4.10%, 05/01/2023	25	27
4.63%, 11/15/2020(c)	5	5	Barrick North America Finance LLC
			4.40%, 05/30/2021	10	11
Lodging - 0.06%			BHP Billiton Finance USA Ltd
Boyd Gaming Corp			2.05%, 09/30/2018	10	10
6.88%, 05/15/2023	5	5	FMG Resources August 2006 Pty Ltd
MGM Resorts International			6.88%, 04/01/2022(c)	5	5
6.00%, 03/15/2023	5	6	9.75%, 03/01/2022(c)	5	6
Wyndham Worldwide Corp			Taseko Mines Ltd
2.50%, 03/01/2018	15	15	7.75%, 04/15/2019	5	3
		$26			$62
Machinery - Construction & Mining - 0.01%			Miscellaneous Manufacturers - 0.31%
Vander Intermediate Holding II Corp			Bombardier Inc
9.75%, PIK 10.50%, 02/01/2019(c),(h)	5	3	7.50%, 03/15/2025(c)	5	5
			General Electric Co
Media- 0.87%			5.30%, 02/11/2021	70	80
21st Century Fox America Inc			Ingersoll-Rand Global Holding Co Ltd
4.75%, 09/15/2044	20	22	2.88%, 01/15/2019	10	10
5.40%, 10/01/2043	5	6	5.75%, 06/15/2043	5	6
6.15%, 02/15/2041	5	6	Ingersoll-Rand Luxembourg Finance SA
CCO Holdings LLC / CCO Holdings Capital			2.63%, 05/01/2020	15	16
Corp			Tyco International Finance SA
5.13%, 05/01/2023(c)	15	16	5.13%, 09/14/2045	10	12
5.75%, 02/15/2026(c)	5	5			$129
Charter Communications Operating LLC /			Mortgage Backed Securities - 0.04%
Charter Communications Operating Capital			Fannie Mae Interest Strip
4.91%, 07/23/2025(c)	25	28	4.50%, 10/25/2035(d),(f)	153	6
6.83%, 10/23/2055(c)	10	12	Freddie Mac REMICS
Comcast Corp			3.50%, 02/15/2025(d),(f)	204	9
2.35%, 01/15/2027	10	10			$15
2.75%, 03/01/2023	35	36	Office & Business Equipment - 0.02%
3.38%, 02/15/2025	15	16	Xerox Corp
4.60%, 08/15/2045	5	6	2.95%, 03/15/2017	5	5
6.40%, 03/01/2040	20	28	6.75%, 02/01/2017	5	5
DISH DBS Corp					$10
4.25%, 04/01/2018	5	5	Oil & Gas - 1.15%
5.88%, 07/15/2022	15	15	Anadarko Petroleum Corp
5.88%, 11/15/2024	5	5	3.45%, 07/15/2024	10	10
7.88%, 09/01/2019	10	11	4.85%, 03/15/2021	55	59
Grupo Televisa SAB			5.55%, 03/15/2026	10	11
6.63%, 01/15/2040	35	40	6.60%, 03/15/2046	5	6
RCN Telecom Services LLC / RCN Capital			Apache Corp
Corp			4.75%, 04/15/2043	5	5
8.50%, 08/15/2020(c)	10	11	Baytex Energy Corp
Time Warner Cable LLC			5.13%, 06/01/2021(c)	5	4
5.88%, 11/15/2040	5	6	BP Capital Markets PLC
6.75%, 07/01/2018	5	5	1.35%, 05/10/2019(d)	50	50
Time Warner Inc			3.02%, 01/16/2027	10	10
2.10%, 06/01/2019	10	10	Chaparral Energy Inc
2.95%, 07/15/2026	5	5	0.00%, 11/15/2022(a)	10	7
3.60%, 07/15/2025	10	11

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)			Packaging & Containers - 0.25%
Chesapeake Energy Corp			Beverage Packaging Holdings Luxembourg II
8.00%, 12/15/2022(c)	$7	$7	SA / Beverage Packaging Holdings II
Continental Resources Inc/OK			5.63%, 12/15/2016(c)	$5	$5
3.80%, 06/01/2024	5	5	Crown Americas LLC / Crown Americas
4.50%, 04/15/2023	5	5	Capital Corp V
5.00%, 09/15/2022	5	5	4.25%, 09/30/2026(c)	5	5
Denbury Resources Inc			Crown Cork & Seal Co Inc
5.50%, 05/01/2022	10	7	7.38%, 12/15/2026	8	9
Ecopetrol SA			Packaging Corp of America
5.88%, 05/28/2045	5	5	4.50%, 11/01/2023	20	22
Encana Corp			Reynolds Group Issuer Inc / Reynolds Group
5.15%, 11/15/2041	10	9	Issuer LLC / Reynolds Group Issuer
EP Energy LLC / Everest Acquisition Finance			(Luxembourg) S.A.
Inc			5.75%, 10/15/2020	30	31
9.38%, 05/01/2020	15	11	WestRock RKT Co
Exxon Mobil Corp			3.50%, 03/01/2020	30	31
1.71%, 03/01/2019	55	56			$103
2.22%, 03/01/2021	20	20	Pharmaceuticals - 0.74%
Halcon Resources Corp			AbbVie Inc
8.63%, 02/01/2020(c)	5	5	1.80%, 05/14/2018	50	50
Kerr-McGee Corp			2.50%, 05/14/2020	25	26
7.88%, 09/15/2031	5	6	4.45%, 05/14/2046	5	5
Northern Blizzard Resources Inc			4.70%, 05/14/2045	10	11
7.25%, 02/01/2022(c)	6	6	Actavis Funding SCS
Oasis Petroleum Inc			3.45%, 03/15/2022	25	26
6.50%, 11/01/2021	10	10	4.55%, 03/15/2035	5	5
PDC Energy Inc			4.85%, 06/15/2044	5	6
7.75%, 10/15/2022	5	5	Baxalta Inc
Petrobras Global Finance BV			4.00%, 06/23/2025	5	5
4.38%, 05/20/2023	5	5	Forest Laboratories LLC
8.38%, 05/23/2021	15	16	5.00%, 12/15/2021(c)	5	6
Petroleos Mexicanos			Johnson & Johnson
5.50%, 02/04/2019(c)	10	11	3.70%, 03/01/2046	15	17
5.50%, 06/27/2044	10	9	Merck & Co Inc
6.88%, 08/04/2026(c)	10	11	1.30%, 05/18/2018	20	20
Phillips 66			Shire Acquisitions Investments Ireland DAC
4.65%, 11/15/2034	10	11	2.40%, 09/23/2021	35	35
Pioneer Natural Resources Co			2.88%, 09/23/2023	25	25
3.45%, 01/15/2021	20	21	3.20%, 09/23/2026	25	25
4.45%, 01/15/2026	5	5	Teva Pharmaceutical Finance Netherlands III
QEP Resources Inc			BV
5.25%, 05/01/2023	10	10	1.70%, 07/19/2019	15	15
Repsol Oil & Gas Canada Inc			3.15%, 10/01/2026	10	10
7.75%, 06/01/2019	25	27	4.10%, 10/01/2046	10	10
Shell International Finance BV			Valeant Pharmaceuticals International Inc
4.00%, 05/10/2046	5	5	5.38%, 03/15/2020(c)	5	5
Sunoco LP / Sunoco Finance Corp			5.63%, 12/01/2021(c)	5	4
5.50%, 08/01/2020(c)	5	5	7.50%, 07/15/2021(c)	5	5
6.38%, 04/01/2023(c)	5	5			$311
Whiting Petroleum Corp			Pipelines - 0.67%
5.75%, 03/15/2021	10	9	Boardwalk Pipelines LP
Woodside Finance Ltd			3.38%, 02/01/2023	15	14
3.70%, 09/15/2026(c)	5	5	Columbia Pipeline Group Inc
WPX Energy Inc			3.30%, 06/01/2020	20	21
7.50%, 08/01/2020	5	5	Enbridge Inc
		$484	1.29%, 06/02/2017(d)	30	30
Oil & Gas Services - 0.01%			Energy Transfer Equity LP
Schlumberger Investment SA			5.88%, 01/15/2024	5	5
3.30%, 09/14/2021(c)	5	5	Energy Transfer Partners LP
Seventy Seven Operating LLC			4.05%, 03/15/2025	5	5
0.00%, 11/15/2019(a),(b),(i)	5	—	4.90%, 03/15/2035	5	5
		$5	EnLink Midstream Partners LP
Other Asset Backed Securities - 0.12%			4.15%, 06/01/2025	10	10
Countrywide Asset-Backed Certificates			4.40%, 04/01/2024	15	15
2.13%, 01/25/2034(d)	36	34	5.05%, 04/01/2045	10	9
JP Morgan Mortgage Acquisition Trust 2007-			Enterprise Products Operating LLC
CH3			3.70%, 02/15/2026	5	5
0.68%, 03/25/2037(d)	15	15	4.90%, 05/15/2046	10	10
		$49	Kinder Morgan Energy Partners LP
			4.70%, 11/01/2042	15	14
			5.63%, 09/01/2041	5	5
			Kinder Morgan Inc/DE
			3.05%, 12/01/2019	10	10

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Pipelines (continued)			REITS (continued)
MPLX LP			Kimco Realty Corp (continued)
4.88%, 06/01/2025	$2	$2	3.40%, 11/01/2022	$5	$5
ONEOK Partners LP			4.25%, 04/01/2045	15	16
4.90%, 03/15/2025	10	11	MGM Growth Properties Operating
Sabine Pass Liquefaction LLC			Partnership LP / MGP Finance Co-Issuer Inc
5.63%, 03/01/2025	20	21	5.63%, 05/01/2024(c)	5	6
Tesoro Logistics LP / Tesoro Logistics			MPT Operating Partnership LP / MPT Finance
Finance Corp			Corp
6.13%, 10/15/2021	10	10	5.25%, 08/01/2026	5	5
TransCanada PipeLines Ltd			Retail Properties of America Inc
4.63%, 03/01/2034	10	11	4.00%, 03/15/2025	20	20
5.00%, 10/16/2043	5	6	Select Income REIT
7.13%, 01/15/2019	5	6	4.15%, 02/01/2022	15	15
Western Gas Partners LP			Simon Property Group LP
4.65%, 07/01/2026	5	5	2.50%, 09/01/2020	5	5
5.45%, 04/01/2044	15	15	2.50%, 07/15/2021	15	16
Williams Partners LP			Ventas Realty LP
3.60%, 03/15/2022	10	10	3.13%, 06/15/2023	15	15
4.00%, 09/15/2025	15	15	3.25%, 10/15/2026	10	10
5.10%, 09/15/2045	10	10	Welltower Inc
		$280	4.25%, 04/01/2026	20	22
Private Equity - 0.01%					$336
Icahn Enterprises LP / Icahn Enterprises			Retail - 0.61%
Finance Corp			CVS Health Corp
6.00%, 08/01/2020	5	5	2.80%, 07/20/2020	15	16
			4.75%, 12/01/2022	25	28
Real Estate - 0.11%			5.00%, 12/01/2024	10	12
American Campus Communities Operating			5.13%, 07/20/2045	5	6
Partnership LP			CVS Pass-Through Trust
3.35%, 10/01/2020	10	11	7.51%, 01/10/2032(c)	4	6
4.13%, 07/01/2024	10	11	Dollar Tree Inc
Crescent Communities LLC			5.75%, 03/01/2023	5	5
8.88%, 10/15/2021(c),(g)	5	5	Home Depot Inc/The
Crescent Resources LLC / Crescent Ventures			3.35%, 09/15/2025	20	22
Inc			JC Penney Corp Inc
10.25%, 08/15/2017(c)	10	10	5.65%, 06/01/2020	15	15
Kennedy-Wilson Inc			KFC Holding Co/Pizza Hut Holdings
5.88%, 04/01/2024	5	5	LLC/Taco Bell of America LLC
Prologis LP			5.00%, 06/01/2024(c)	5	5
3.75%, 11/01/2025	5	5	L Brands Inc
		$47	6.88%, 11/01/2035	5	6
REITS- 0.80%			Landry's Holdings II Inc
American Tower Corp			10.25%, 01/01/2018(c)	15	15
3.50%, 01/31/2023	15	16	Landry's Inc
AvalonBay Communities Inc			6.75%, 10/15/2024(c),(g)	5	5
2.95%, 05/11/2026	15	15	Macy's Retail Holdings Inc
Brixmor Operating Partnership LP			5.90%, 12/01/2016	36	36
4.13%, 06/15/2026	5	5	McDonald's Corp
CC Holdings GS V LLC / Crown Castle GS			2.10%, 12/07/2018	15	15
III Corp			2.75%, 12/09/2020	25	26
3.85%, 04/15/2023	30	32	4.88%, 12/09/2045	20	23
DDR Corp			Michaels Stores Inc
3.63%, 02/01/2025	10	10	5.88%, 12/15/2020(c)	5	5
DuPont Fabros Technology LP			PetSmart Inc
5.88%, 09/15/2021	5	5	7.13%, 03/15/2023(c)	5	5
Equinix Inc			Tops Holding LLC / Tops Markets II Corp
4.88%, 04/01/2020	5	5	8.00%, 06/15/2022(c)	5	5
5.38%, 01/01/2022	5	5			$256
5.38%, 04/01/2023	5	5	Software - 0.27%
Essex Portfolio LP			Activision Blizzard Inc
3.38%, 04/15/2026	25	26	2.30%, 09/15/2021(c)	10	10
Healthcare Trust of America Holdings LP			3.40%, 09/15/2026(c)	5	5
3.50%, 08/01/2026	20	20	Fidelity National Information Services Inc
Hospitality Properties Trust			3.00%, 08/15/2026	5	5
4.25%, 02/15/2021	20	22	First Data Corp
Iron Mountain US Holdings Inc			5.00%, 01/15/2024(c)	5	5
5.38%, 06/01/2026(c)	10	10	Microsoft Corp
iStar Inc			1.55%, 08/08/2021	10	10
4.88%, 07/01/2018	5	5	2.00%, 11/03/2020	5	5
6.50%, 07/01/2021	10	10	2.00%, 08/08/2023	5	5
9.00%, 06/01/2017	5	5	2.40%, 08/08/2026	15	15
Kimco Realty Corp			3.70%, 08/08/2046	20	20
2.80%, 10/01/2026	5	5

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value(000	's)
Software (continued)			Telecommunications (continued)
MSCI Inc			Vodafone Group PLC
5.75%, 08/15/2025(c)	$5	$6	2.50%, 09/26/2022	$10	$10
Oracle Corp					$410
1.90%, 09/15/2021	5	5	Transportation - 0.37%
2.65%, 07/15/2026	5	5	Burlington Northern Santa Fe LLC
4.00%, 07/15/2046	10	10	3.85%, 09/01/2023	10	11
4.38%, 05/15/2055	5	5	5.05%, 03/01/2041	15	18
		$111	CSX Corp
Sovereign - 0.28%			3.70%, 10/30/2020	15	16
Hungary Government International Bond			3.95%, 05/01/2050	5	5
5.38%, 02/21/2023	10	12	5.50%, 04/15/2041	10	12
Peruvian Government International Bond			Eletson Holdings Inc
5.63%, 11/18/2050	15	20	9.63%, 01/15/2022(c)	5	4
Poland Government International Bond			FedEx Corp
3.25%, 04/06/2026	50	53	4.55%, 04/01/2046	10	11
Romanian Government International Bond			4.75%, 11/15/2045	25	28
4.88%, 01/22/2024(c)	30	34	Hornbeck Offshore Services Inc
		$119	5.00%, 03/01/2021	10	6
Student Loan Asset Backed Securities - 0.29%			Navios Maritime Acquisition Corp / Navios
Navient Student Loan Trust 2014-8			Acquisition Finance US Inc
0.81%, 08/25/2020(d)	9	9	8.13%, 11/15/2021(c)	20	15
Navient Student Loan Trust 2015-1			Navios Maritime Holdings Inc / Navios
0.83%, 09/26/2022(d)	69	69	Maritime Finance II US Inc
SLM Private Education Loan Trust 2012-E			7.38%, 01/15/2022(c)	10	5
1.27%, 10/16/2023(c),(d)	10	10	Navios South American Logistics Inc / Navios
SLM Private Education Loan Trust 2013-A			Logistics Finance US Inc
1.12%, 08/15/2022(c),(d)	34	34	7.25%, 05/01/2022(c)	5	4
		$122	Union Pacific Corp
Telecommunications - 0.98%			4.38%, 11/15/2065	15	16
AT&T Inc			4.82%, 02/01/2044	5	6
1.74%, 11/27/2018(d)	10	10			$157
2.38%, 11/27/2018	5	5	Trucking & Leasing - 0.02%
3.60%, 02/17/2023	25	26	Penske Truck Leasing Co Lp / PTL Finance
3.80%, 03/15/2022	20	21	Corp
4.13%, 02/17/2026	15	16	3.38%, 02/01/2022(c)	10	10
4.50%, 05/15/2035	10	11
6.00%, 08/15/2040	15	18	TOTAL BONDS		$10,251
6.38%, 03/01/2041	10	13	SENIOR FLOATING RATE INTERESTS -	Principal
Cisco Systems Inc			0.08%	Amount (000's)	Value(000	's)
1.85%, 09/20/2021	5	5	Forest Products & Paper - 0.01%
2.20%, 02/28/2021	20	21	Caraustar Industries Inc, Term Loan B
2.50%, 09/20/2026	5	5	8.00%, 04/26/2019(d)	$5	$4
Frontier Communications Corp
11.00%, 09/15/2025	10	11	Oil & Gas - 0.03%
10.50%, 09/15/2022	10	11	California Resources Corp, Term Loan
Goodman Networks Inc			11.37%, 12/31/2021(d)	5	5
12.13%, 07/01/2018	5	2	Seadrill Operating LP, Term Loan B
Intelsat Luxembourg SA			4.00%, 02/12/2021(d)	19	10
8.13%, 06/01/2023	15	5			$15
Level 3 Communications Inc			Packaging & Containers - 0.01%
5.75%, 12/01/2022	5	5	SIG Combibloc US Acquisition Inc, Term
Level 3 Financing Inc			Loan
5.38%, 01/15/2024	10	10	4.25%, 03/11/2022(d)	5	5
6.13%, 01/15/2021	5	5
Sprint Capital Corp			Retail - 0.01%
6.88%, 11/15/2028	10	9	Academy Ltd, Term Loan B
Sprint Communications Inc			5.00%, 06/16/2022(d)	4	4
6.00%, 11/15/2022	10	9
7.00%, 08/15/2020	10	10	Semiconductors - 0.02%
9.13%, 03/01/2017	3	3	Avago Technologies Cayman Finance Ltd,
T-Mobile USA Inc			Term Loan B3
6.25%, 04/01/2021	10	11	3.52%, 02/01/2023(d)	7	7
6.50%, 01/15/2026	5	6
6.63%, 04/28/2021	5	5	TOTAL SENIOR FLOATING RATE INTERESTS		$35
Verizon Communications Inc			U.S. GOVERNMENT & GOVERNMENT	Principal
1.35%, 06/09/2017	25	25	AGENCY OBLIGATIONS - 16.63%	Amount (000's)	Value(000	's)
2.61%, 09/14/2018(d)	50	51
			Federal Home Loan Mortgage Corporation (FHLMC) - 2.45%
2.63%, 08/15/2026	20	20	3.00%, 11/01/2042	$85	$89
4.52%, 09/15/2048	8	9	3.50%, 04/01/2046	98	103
5.01%, 08/21/2054	12	13	4.00%, 02/01/2044	53	58
5.15%, 09/15/2023	25	29	4.00%, 10/01/2044	78	84
			4.00%, 01/01/2045	83	90

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT		Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)		Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			U.S. Treasury - 6.07%
4.00%, 01/01/2046	$92	$99		0.88%, 04/30/2017	$145	$145
4.50%, 04/01/2031	12	13		0.88%, 07/15/2018	5	5
4.50%, 12/01/2043	42	47		1.25%, 07/31/2023	70	69
4.50%, 05/01/2044	71	77		1.38%, 04/30/2020	40	41
5.00%, 06/01/2031	26	29		1.75%, 09/30/2019	385	395
5.00%, 08/01/2040	91	102		1.75%, 04/30/2022	5	5
5.00%, 06/01/2041	40	45		1.88%, 11/30/2021	300	310
5.00%, 03/01/2042	50	57		2.00%, 05/31/2021	25	26
5.50%, 12/01/2022	4	5		2.13%, 06/30/2022	450	471
6.00%, 01/01/2029	5	6		2.25%, 11/15/2025	175	185
6.00%, 10/01/2036(d)	7	8		2.38%, 08/15/2024	10	11
6.00%, 08/01/2037	23	27		2.50%, 02/15/2046	10	10
6.00%, 01/01/2038(d)	5	5		2.75%, 08/15/2042	20	22
6.00%, 07/01/2038	16	18		2.88%, 08/15/2045	45	50
6.50%, 05/01/2031	2	2		3.00%, 11/15/2044	100	114
6.50%, 06/01/2031	6	7		3.00%, 05/15/2045	100	114
6.50%, 10/01/2035	13	16		3.00%, 11/15/2045	150	171
7.00%, 12/01/2027	7	8		3.13%, 11/15/2041	20	23
7.50%, 08/01/2030	1	1		3.13%, 08/15/2044	10	12
8.00%, 12/01/2030	28	33		3.75%, 11/15/2043	100	130
		$1,029		4.50%, 02/15/2036	165	232
Federal National Mortgage Association (FNMA) - 5.84%				4.75%, 02/15/2037	5	7
2.50%, 03/01/2030	84	87				$2,548
2.50%, 10/01/2031(j)	390	404	U.S. Treasury Bill - 0.12%
3.00%, 06/01/2027	173	183		0.30%, 12/01/2016(k)	50	50
3.00%, 10/01/2034	37	39
3.00%, 07/01/2043	45	48	U.S. Treasury Inflation-Indexed Obligations - 0.40%
3.00%, 11/01/2046(j)	215	223		0.13%, 04/15/2019	10	10
3.50%, 10/01/2033	70	74		0.13%, 01/15/2022	21	22
3.50%, 11/01/2041(j)	145	153		0.25%, 01/15/2025	132	135
3.50%, 05/01/2043	52	55				$167
3.50%, 07/01/2043	194	208	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
3.50%, 08/01/2043	73	78	OBLIGATIONS			$6,976
3.50%, 09/01/2044	84	89	Total Investments			$43,134
3.50%, 11/01/2044	97	104	Other Assets and Liabilities - (2.82)%			$(1,182)
4.00%, 08/01/2020	3	3	TOTAL NET ASSETS - 100.00%			$41,952
4.00%, 02/01/2031	6	6
4.00%, 06/01/2031	14	15
4.00%, 03/01/2041	22	23	(a)	Non-Income Producing Security
4.00%, 05/01/2045	194	212	(b)	Security is Illiquid. At the end of the period, the value of these securities
4.00%, 12/01/2045	23	25		totaled $3 or 0.01% of net assets.
4.50%, 05/01/2040	74	83	(c)	Security exempt from registration under Rule 144A of the Securities Act of
4.50%, 11/01/2045	37	40		1933. These securities may be resold in transactions exempt from
5.00%, 01/01/2042	27	31		registration, normally to qualified institutional buyers. At the end of the
5.50%, 03/01/2034	12	14		period, the value of these securities totaled $1,322 or 3.15% of net assets.
5.50%, 04/01/2035	2	2	(d)	Variable Rate. Rate shown is in effect at September 30, 2016.
5.50%, 07/01/2038	59	66	(e)	Perpetual security. Perpetual securities pay an indefinite stream of
6.00%, 02/01/2025	16	19		interest, but they may be called by the issuer at an earlier date.
6.00%, 11/01/2035	83	96	(f)	Security is an Interest Only Strip.
6.00%, 11/01/2037	29	34	(g)	Security purchased on a when-issued basis.
6.00%, 03/01/2038	8	9	(h)	Payment in kind; the issuer has the option of paying additional securities
6.50%, 02/01/2032	5	6		in lieu of cash.
6.50%, 07/01/2037	3	4	(i)	Fair value of these investments is determined in good faith by the Manager
6.50%, 07/01/2037	3	4		under procedures established and periodically reviewed by the Board of
6.50%, 02/01/2038	5	6		Directors. At the end of the period, the fair value of these securities totaled
6.50%, 09/01/2038	5	7		$0 or 0.00% of net assets.
		$2,450	(j)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
Government National Mortgage Association (GNMA) - 1.75%				Notes to Financial Statements for additional information.
3.00%, 02/15/2043	23	24	(k)	Rate shown is the discount rate of the original purchase.
3.00%, 01/20/2046	65	68
3.00%, 10/01/2046	190	199
3.50%, 05/15/2042	64	69
3.50%, 10/15/2042	36	38
3.50%, 10/01/2046	100	106
4.00%, 10/01/2040(j)	50	54
4.50%, 11/15/2040	50	56
5.00%, 02/15/2039	68	77
6.00%, 09/20/2026	10	12
6.00%, 01/15/2029	13	15
7.00%, 05/15/2031	4	5
7.00%, 02/20/2032	8	9
		$732

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2016 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	17.76%
Financial	15.13%
Mortgage Securities	12.22%
Communications	10.52%
Industrial	8.20%
Consumer, Cyclical	8.19%
Technology	7.80%
Government	6.87%
Energy	5.01%
Asset Backed Securities	3.87%
Utilities	2.86%
Basic Materials	2.57%
Investment Companies	1.77%
Diversified	0.05%
Other Assets and Liabilities	(2.82)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2016 (unaudited)

INVESTMENT COMPANIES - 6.65%	Shares Held	Value(000	's)		Principal
Money Market Funds - 6.65%				BONDS (continued)	Amount (000's)	Value (000's)
First American Government Obligations Fund	141,427,023	$141,427		Agriculture (continued)
				Reynolds American Inc (continued)
TOTAL INVESTMENT COMPANIES		$141,427		8.13%, 06/23/2019	$36	$42
	Principal					$5,816
BONDS- 34.68%	Amount (000's)	Value(000	's)	Airlines - 0.07%
Advertising - 0.01%				American Airlines 2011-1 Class A Pass
Omnicom Group Inc				Through Trust
4.45%, 08/15/2020	$128	$140		5.25%, 07/31/2022	119	128
				American Airlines 2014-1 Class A Pass
Aerospace & Defense - 0.38%				Through Trust
Boeing Capital Corp				3.70%, 04/01/2028	365	382
4.70%, 10/27/2019	33	36		Continental Airlines 2010-1 Class A Pass
Boeing Co/The				Through Trust
1.88%, 06/15/2023	500	497		4.75%, 07/12/2022	35	38
2.25%, 06/15/2026	500	498		Continental Airlines 2012-2 Class A Pass
5.88%, 02/15/2040	154	209		Through Trust
7.95%, 08/15/2024	200	278		4.00%, 04/29/2026	174	187
General Dynamics Corp				Delta Air Lines 2007-1 Class A Pass Through
2.13%, 08/15/2026	350	345		Trust
Harris Corp				6.82%, 02/10/2024	68	80
4.40%, 12/15/2020	51	55		Southwest Airlines Co
L-3 Communications Corp				2.75%, 11/06/2019	300	309
4.95%, 02/15/2021	277	306		United Airlines 2014-2 Class A Pass Through
Lockheed Martin Corp				Trust
2.50%, 11/23/2020	255	263		3.75%, 03/03/2028	188	198
3.35%, 09/15/2021	102	109		US Airways 2013-1 Class A Pass Through
3.55%, 01/15/2026	225	243		Trust
3.60%, 03/01/2035	350	359		3.95%, 05/15/2027	174	185
4.07%, 12/15/2042	47	50				$1,507
4.70%, 05/15/2046	345	410		Apparel - 0.05%
5.50%, 11/15/2039	220	274		NIKE Inc
6.15%, 09/01/2036	290	390		2.25%, 05/01/2023	200	207
Northrop Grumman Corp				3.63%, 05/01/2043	200	210
1.75%, 06/01/2018	500	504		Under Armour Inc
3.25%, 08/01/2023	500	534		3.25%, 06/15/2026	160	161
3.50%, 03/15/2021	277	296		VF Corp
Raytheon Co				6.00%, 10/15/2033	350	454
3.13%, 10/15/2020	77	82				$1,032
4.88%, 10/15/2040	154	189		Automobile Asset Backed Securities - 0.21%
United Technologies Corp				Ally Auto Receivables Trust 2013-2
3.10%, 06/01/2022	1,000	1,073		1.24%, 11/15/2018	500	501
4.50%, 04/15/2020	74	82		Capital Auto Receivables Asset Trust 2015-2
4.50%, 06/01/2042	580	672		1.39%, 09/20/2018(a)	1,000	1,002
5.38%, 12/15/2017	102	107		CarMax Auto Owner Trust 2013-4
5.70%, 04/15/2040	51	67		0.80%, 07/16/2018	109	109
6.13%, 07/15/2038	18	25		Fifth Third Auto Trust 2014-3
6.70%, 08/01/2028	175	237		1.47%, 05/17/2021(a)	500	502
		$8,190		Ford Credit Auto Owner Trust 2016-B
Agriculture - 0.27%				1.33%, 10/15/2020	1,000	1,003
Altria Group Inc				Honda Auto Receivables 2014-4 Owner
4.00%, 01/31/2024	350	391		Trust
4.50%, 05/02/2043	500	561		0.99%, 09/17/2018	345	345
4.75%, 05/05/2021	128	145		Honda Auto Receivables Owner Trust 2014-
5.38%, 01/31/2044	200	252		3
9.25%, 08/06/2019	126	153		0.88%, 06/15/2018(a)	280	279
Archer-Daniels-Midland Co				Hyundai Auto Receivables Trust 2012-C
2.50%, 08/11/2026	850	852		1.06%, 06/15/2018	266	266
4.48%, 03/01/2021(a)	29	32		World Omni Auto Receivables Trust 2013-B
Philip Morris International Inc				1.32%, 01/15/2020(a)	515	516
1.25%, 11/09/2017	500	500				$4,523
2.75%, 02/25/2026	270	277		Automobile Manufacturers - 0.39%
2.90%, 11/15/2021	51	54		American Honda Finance Corp
4.38%, 11/15/2041	51	57		1.55%, 12/11/2017	350	352
4.50%, 03/26/2020	131	144		Daimler Finance North America LLC
4.50%, 03/20/2042	400	451		8.50%, 01/18/2031	102	166
5.65%, 05/16/2018	25	27		Ford Motor Co
6.38%, 05/16/2038	100	140		4.75%, 01/15/2043	400	414
Reynolds American Inc				7.45%, 07/16/2031	100	132
4.45%, 06/12/2025	220	245		Ford Motor Credit Co LLC
4.85%, 09/15/2023	350	401		2.15%, 01/09/2018	500	503
5.85%, 08/15/2045	390	507		2.24%, 06/15/2018	370	373
6.88%, 05/01/2020	500	585		2.55%, 10/05/2018	500	507
				3.34%, 03/18/2021	1,000	1,029

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2016 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Automobile Manufacturers (continued)				Banks (continued)
Ford Motor Credit Co LLC	(continued)			Branch Banking & Trust Co
3.66%, 09/08/2024		$750	$773	1.45%, 05/10/2019	$750	$751
4.25%, 09/20/2022		200	216	2.30%, 10/15/2018	750	763
4.38%, 08/06/2023		350	376	2.85%, 04/01/2021	1,000	1,042
5.00%, 05/15/2018		200	210	Capital One Financial Corp
5.88%, 08/02/2021		200	228	2.45%, 04/24/2019	250	255
PACCAR Financial Corp				3.20%, 02/05/2025	400	408
1.40%, 11/17/2017		320	321	3.50%, 06/15/2023	84	88
Toyota Motor Credit Corp				Citigroup Inc
1.25%, 10/05/2017		400	400	1.70%, 04/27/2018	1,000	1,001
1.55%, 07/13/2018		500	503	2.05%, 12/07/2018	1,000	1,008
1.70%, 02/19/2019		500	504	2.40%, 02/18/2020	200	202
2.13%, 07/18/2019		500	509	2.65%, 10/26/2020	1,000	1,021
2.15%, 03/12/2020		500	511	3.50%, 05/15/2023	600	616
2.63%, 01/10/2023		100	104	3.70%, 01/12/2026	500	528
3.30%, 01/12/2022		77	83	3.75%, 06/16/2024	500	532
			$8,214	4.05%, 07/30/2022	200	213
Automobile Parts & Equipment - 0.05%				4.30%, 11/20/2026	500	524
BorgWarner Inc				4.50%, 01/14/2022	454	501
3.38%, 03/15/2025		500	511	4.65%, 07/30/2045	260	293
Johnson Controls Inc				5.50%, 09/13/2025	300	342
1.40%, 11/02/2017		200	201	5.88%, 01/30/2042	328	420
3.75%, 12/01/2021		77	83	6.63%, 06/15/2032	112	139
5.00%, 03/30/2020		64	70	8.13%, 07/15/2039	127	200
5.25%, 12/01/2041		128	148	Citizens Bank NA/Providence RI
			$1,013	1.60%, 12/04/2017	500	500
Banks- 6.04%				Commonwealth Bank of Australia/New York
Associated Banc-Corp				NY
4.25%, 01/15/2025		500	520	2.05%, 03/15/2019	500	506
Australia & New Zealand Banking Group				2.30%, 03/12/2020	750	763
Ltd/New York NY				2.50%, 09/20/2018	200	204
1.50%, 01/16/2018		500	501	Cooperatieve Rabobank UA
2.30%, 06/01/2021		310	315	3.88%, 02/08/2022	328	359
Bank of America Corp				3.95%, 11/09/2022	300	314
1.95%, 05/12/2018		460	463	4.50%, 01/11/2021	51	56
2.00%, 01/11/2018		500	502	5.25%, 05/24/2041	500	616
2.25%, 04/21/2020		160	161	5.25%, 08/04/2045	500	570
2.60%, 01/15/2019		750	765	Cooperatieve Rabobank UA/NY
2.63%, 04/19/2021		750	762	2.25%, 01/14/2020	300	305
3.30%, 01/11/2023		300	311	Credit Suisse AG/New York NY
3.50%, 04/19/2026		745	774	2.30%, 05/28/2019	500	506
3.95%, 04/21/2025		830	859	3.63%, 09/09/2024	400	417
4.13%, 01/22/2024		1,000	1,084	5.40%, 01/14/2020	200	219
4.88%, 04/01/2044		500	579	Credit Suisse Group Funding Guernsey Ltd
5.63%, 07/01/2020		380	427	3.75%, 03/26/2025	750	745
5.65%, 05/01/2018		455	483	4.88%, 05/15/2045	500	528
5.70%, 01/24/2022		580	675	Deutsche Bank AG
5.88%, 02/07/2042		228	297	3.38%, 05/12/2021	500	489
6.88%, 04/25/2018		205	221	4.10%, 01/13/2026	500	491
7.63%, 06/01/2019		300	344	Deutsche Bank AG/London
7.75%, 05/14/2038		750	1,087	1.88%, 02/13/2018	39	38
Bank of Montreal				Discover Bank/Greenwood DE
1.40%, 04/10/2018		750	751	2.00%, 02/21/2018	200	201
1.45%, 04/09/2018		300	300	4.25%, 03/13/2026	500	534
1.50%, 07/18/2019		500	499	Fifth Third Bancorp
Bank of Nova Scotia/The				8.25%, 03/01/2038	385	571
1.45%, 04/25/2018		300	301	Fifth Third Bank/Cincinnati OH
2.35%, 10/21/2020		500	511	2.25%, 06/14/2021	500	508
2.45%, 03/22/2021		500	512	2.30%, 03/15/2019	300	305
4.50%, 12/16/2025		500	533	3.85%, 03/15/2026	500	533
Barclays Bank PLC				Goldman Sachs Group Inc/The
5.14%, 10/14/2020		1,000	1,083	2.55%, 10/23/2019	1,000	1,022
Barclays PLC				2.75%, 09/15/2020	500	512
2.75%, 11/08/2019		1,000	1,007	3.50%, 01/23/2025	1,500	1,551
BB&T Corp				4.25%, 10/21/2025	1,250	1,315
6.85%, 04/30/2019		18	20	4.75%, 10/21/2045	360	404
BNP Paribas SA				5.25%, 07/27/2021	502	567
2.40%, 12/12/2018		750	761	5.38%, 03/15/2020	1,000	1,107
4.25%, 10/15/2024		750	781	5.75%, 01/24/2022	228	265
5.00%, 01/15/2021		77	86	6.15%, 04/01/2018	821	874
BPCE SA				6.25%, 02/01/2041	700	915
4.00%, 04/15/2024		250	274	6.45%, 05/01/2036	351	434

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)
Banks (continued)				Banks (continued)
HSBC Holdings PLC				Korea Development Bank/The
2.95%, 05/25/2021	$500	$ 507		2.50%, 03/11/2020	$500	$514
3.40%, 03/08/2021	345	357		2.88%, 08/22/2018	350	360
3.60%, 05/25/2023	500	516		Landwirtschaftliche Rentenbank
3.90%, 05/25/2026	395	409		1.75%, 04/15/2019	350	356
4.00%, 03/30/2022	128	136		1.75%, 07/27/2026	500	498
4.25%, 03/14/2024	500	516		2.00%, 01/13/2025	300	305
4.30%, 03/08/2026	445	477		Lloyds Bank PLC
5.10%, 04/05/2021	728	805		1.75%, 03/16/2018	750	750
6.10%, 01/14/2042	154	205		2.35%, 09/05/2019	400	405
6.50%, 05/02/2036	400	508		6.38%, 01/21/2021	51	60
6.50%, 09/15/2037	500	640		Lloyds Banking Group PLC
HSBC USA Inc				4.58%, 12/10/2025(c)	1,000	1,020
1.50%, 11/13/2017	400	400		Manufacturers & Traders Trust Co
1.63%, 01/16/2018	300	300		2.10%, 02/06/2020	200	202
2.63%, 09/24/2018	200	204		Mitsubishi UFJ Financial Group Inc
2.75%, 08/07/2020	500	512		2.53%, 09/13/2023	400	402
Huntington Bancshares Inc/OH				2.76%, 09/13/2026	400	399
2.30%, 01/14/2022	500	498		3.85%, 03/01/2026	350	380
Huntington National Bank/The				Mizuho Financial Group Inc
2.20%, 11/06/2018	500	506		2.27%, 09/13/2021	400	399
Industrial & Commercial Bank of China				2.84%, 09/13/2026	400	402
Ltd/New York				Morgan Stanley
2.35%, 11/13/2017	400	403		2.50%, 04/21/2021	1,000	1,012
JPMorgan Chase & Co				2.80%, 06/16/2020	1,000	1,026
1.63%, 05/15/2018	300	301		3.13%, 07/27/2026	1,300	1,308
1.85%, 03/22/2019	500	503		3.75%, 02/25/2023	1,200	1,274
2.25%, 01/23/2020	670	679		4.10%, 05/22/2023	350	370
2.30%, 08/15/2021	850	852		5.00%, 11/24/2025	500	558
2.55%, 10/29/2020	1,000	1,019		5.63%, 09/23/2019	1,321	1,463
2.75%, 06/23/2020	1,000	1,029		5.75%, 01/25/2021	1,050	1,197
3.13%, 01/23/2025	1,000	1,022		6.38%, 07/24/2042	600	818
3.20%, 01/25/2023	1,000	1,043		MUFG Union Bank NA
3.25%, 09/23/2022	300	315		2.25%, 05/06/2019	400	405
3.30%, 04/01/2026	500	515		National Australia Bank Ltd/New York
3.38%, 05/01/2023	400	411		1.88%, 07/12/2021	500	497
3.88%, 09/10/2024	500	526		2.30%, 07/25/2018	400	406
4.40%, 07/22/2020	162	176		Northern Trust Corp
4.50%, 01/24/2022	257	285		3.95%, 10/30/2025	500	552
4.63%, 05/10/2021	257	285		Oesterreichische Kontrollbank AG
4.95%, 03/25/2020	57	63		1.38%, 02/10/2020	250	251
5.40%, 01/06/2042	102	128		1.50%, 10/21/2020	160	161
5.60%, 07/15/2041	154	197		1.88%, 01/20/2021	1,000	1,021
5.63%, 08/16/2043	350	422		PNC Bank NA
6.30%, 04/23/2019	800	891		1.60%, 06/01/2018	750	753
6.40%, 05/15/2038	200	276		1.95%, 03/04/2019	350	354
JPMorgan Chase Bank NA				2.25%, 07/02/2019	1,000	1,019
6.00%, 10/01/2017	1,000	1,043		3.80%, 07/25/2023	400	433
KeyBank NA/Cleveland OH				PNC Financial Services Group Inc/The
1.60%, 08/22/2019	350	350		4.38%, 08/11/2020	51	56
2.25%, 03/16/2020	200	203		5.13%, 02/08/2020	25	28
2.50%, 12/15/2019	500	513		6.70%, 06/10/2019	25	28
KeyCorp				Royal Bank of Canada
5.10%, 03/24/2021	102	115		2.15%, 03/06/2020	750	761
KFW				2.20%, 07/27/2018	400	406
0.00%, 04/18/2036(b)	380	232		2.35%, 10/30/2020	500	510
0.00%, 06/29/2037(b)	200	118		Santander Bank NA
1.00%, 01/26/2018	500	501		2.00%, 01/12/2018	300	300
1.00%, 07/15/2019	1,700	1,694		Santander Holdings USA Inc
1.13%, 08/06/2018	1,500	1,504		4.50%, 07/17/2025	750	781
1.13%, 11/16/2018	500	501		Santander UK Group Holdings PLC
1.50%, 06/15/2021	290	291		2.88%, 10/16/2020	1,000	1,008
1.63%, 03/15/2021	670	677		Santander UK PLC
1.75%, 10/15/2019	750	763		2.38%, 03/16/2020	750	757
1.88%, 04/01/2019	250	255		3.05%, 08/23/2018	500	512
1.88%, 11/30/2020	500	511		Skandinaviska Enskilda Banken AB
2.00%, 05/02/2025	880	896		1.88%, 09/13/2021	500	496
2.63%, 01/25/2022	1,257	1,330		2.63%, 03/15/2021	500	514
2.75%, 09/08/2020	300	317		Societe Generale SA
4.00%, 01/27/2020	847	923		2.63%, 10/01/2018	300	306
4.38%, 03/15/2018	295	310		State Street Corp
4.50%, 07/16/2018	102	108		2.55%, 08/18/2020	180	187
4.88%, 06/17/2019	1,782	1,961		3.10%, 05/15/2023	300	312

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)			Beverages (continued)
State Street Corp (continued)			Coca-Cola Co/The
3.55%, 08/18/2025	$200	$217	0.88%, 10/27/2017	$500	$499
Sumitomo Mitsui Banking Corp			1.15%, 04/01/2018	500	501
1.75%, 01/16/2018	300	301	1.65%, 03/14/2018	200	202
2.50%, 07/19/2018	300	304	2.88%, 10/27/2025	500	527
3.20%, 07/18/2022	100	105	3.15%, 11/15/2020	528	567
3.65%, 07/23/2025	500	540	Coca-Cola Femsa SAB de CV
Sumitomo Mitsui Financial Group Inc			2.38%, 11/26/2018	400	407
2.93%, 03/09/2021	500	514	Diageo Capital PLC
3.78%, 03/09/2026	500	540	4.83%, 07/15/2020	51	57
SunTrust Bank/Atlanta GA			5.88%, 09/30/2036	139	186
2.75%, 05/01/2023	200	203	Diageo Investment Corp
Svenska Handelsbanken AB			2.88%, 05/11/2022	200	210
2.25%, 06/17/2019	500	508	Dr Pepper Snapple Group Inc
Toronto-Dominion Bank/The			2.60%, 01/15/2019	277	284
1.63%, 03/13/2018	750	754	Molson Coors Brewing Co
1.80%, 07/13/2021	500	498	3.00%, 07/15/2026	500	503
2.50%, 12/14/2020	1,000	1,028	Pepsi Bottling Group Inc/The
2.63%, 09/10/2018	350	358	7.00%, 03/01/2029	300	436
US Bancorp			PepsiCo Inc
1.95%, 11/15/2018	101	102	2.15%, 10/14/2020	500	513
2.95%, 07/15/2022	200	208	2.75%, 03/05/2022	593	625
3.00%, 03/15/2022	128	136	3.13%, 11/01/2020	128	136
3.10%, 04/27/2026	750	775	4.25%, 10/22/2044	500	571
4.13%, 05/24/2021	77	85	4.50%, 01/15/2020	51	56
US Bank NA/Cincinnati OH			4.88%, 11/01/2040	128	156
1.45%, 01/29/2018	500	501	5.00%, 06/01/2018	300	319
Wachovia Corp			5.50%, 01/15/2040	51	67
5.75%, 02/01/2018	280	296	7.90%, 11/01/2018	158	179
Wells Fargo & Co					$15,869
1.50%, 01/16/2018	300	300	Biotechnology - 0.44%
2.13%, 04/22/2019	1,000	1,014	Amgen Inc
2.50%, 03/04/2021	1,000	1,015	2.60%, 08/19/2026	1,000	981
3.00%, 02/19/2025	890	904	4.10%, 06/15/2021	501	547
3.00%, 04/22/2026	500	505	4.56%, 06/15/2048(c)	460	491
3.45%, 02/13/2023	200	206	4.66%, 06/15/2051(c)	810	866
3.50%, 03/08/2022	180	191	5.70%, 02/01/2019	12	13
3.90%, 05/01/2045	500	514	Biogen Inc
4.40%, 06/14/2046	350	356	4.05%, 09/15/2025	240	261
4.60%, 04/01/2021	102	113	5.20%, 09/15/2045	500	588
4.90%, 11/17/2045	500	550	Celgene Corp
5.38%, 02/07/2035	500	609	2.30%, 08/15/2018	110	112
Wells Fargo Bank NA			2.88%, 08/15/2020	500	517
5.95%, 08/26/2036	750	949	3.88%, 08/15/2025	450	481
6.60%, 01/15/2038	250	343	3.95%, 10/15/2020	400	431
Wells Fargo Capital X			4.63%, 05/15/2044	350	369
5.95%, 12/01/2086	200	219	Gilead Sciences Inc
Westpac Banking Corp			2.55%, 09/01/2020	600	620
1.95%, 11/23/2018	500	504	2.95%, 03/01/2027	500	505
2.00%, 08/19/2021	500	499	3.50%, 02/01/2025	750	794
2.60%, 11/23/2020	500	514	4.00%, 09/01/2036	300	306
4.88%, 11/19/2019	225	247	4.40%, 12/01/2021	77	86
		$128,410	4.60%, 09/01/2035	500	550
Beverages - 0.75%			4.75%, 03/01/2046	180	201
Anheuser-Busch Cos LLC			4.80%, 04/01/2044	500	558
5.50%, 01/15/2018	90	95			$9,277
6.50%, 02/01/2043	500	701	Building Materials - 0.05%
Anheuser-Busch InBev Finance Inc			Owens Corning
1.90%, 02/01/2019	1,065	1,075	4.20%, 12/15/2022	1,000	1,074
2.65%, 02/01/2021	914	943
3.65%, 02/01/2026	2,290	2,459	Chemicals - 0.54%
4.70%, 02/01/2036	500	575	Agrium Inc
4.90%, 02/01/2046	750	892	4.90%, 06/01/2043	200	211
Anheuser-Busch InBev Worldwide Inc			6.13%, 01/15/2041	250	301
2.50%, 07/15/2022	300	306	Airgas Inc
3.75%, 07/15/2042	100	100	2.38%, 02/15/2020	200	203
5.00%, 04/15/2020	38	42	Albemarle Corp
5.38%, 01/15/2020	68	76	5.45%, 12/01/2044	150	175
6.38%, 01/15/2040	251	339	CF Industries Inc
6.88%, 11/15/2019	551	639	5.15%, 03/15/2034	500	504
7.75%, 01/15/2019	478	544	6.88%, 05/01/2018	100	108
8.20%, 01/15/2039	51	82	7.13%, 05/01/2020	100	115

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2016 (unaudited)

Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Chemicals (continued)				Commercial Mortgage Backed Securities (continued)
Dow Chemical Co/The				Commercial Mortgage Trust 2007-GG9
4.13%, 11/15/2021	$201	$220		5.44%, 03/10/2039(a)	$132	$132
4.38%, 11/15/2042	200	204		CSAIL 2015-C1 Commercial Mortgage Trust
7.38%, 11/01/2029	850	1,160		2.97%, 04/15/2050(a)	1,000	1,038
8.55%, 05/15/2019	481	564		Fannie Mae-Aces
9.40%, 05/15/2039	51	83		2.53%, 09/25/2024	1,000	1,036
Eastman Chemical Co				2.59%, 04/25/2023(a)	848	874
2.70%, 01/15/2020	400	410		2.72%, 02/25/2022	1,000	1,049
3.60%, 08/15/2022	100	106		2.80%, 06/25/2025(a)	2,000	2,099
4.50%, 01/15/2021	51	56		3.22%, 08/25/2024(a)	987	1,055
4.80%, 09/01/2042	100	103		3.46%, 01/25/2024(a)	687	739
EI du Pont de Nemours & Co				FHLMC Multifamily Structured Pass Through
2.80%, 02/15/2023	200	204		Certificates
4.15%, 02/15/2043	100	104		2.08%, 12/25/2019(a)	307	310
4.25%, 04/01/2021	177	194		2.87%, 12/25/2021	540	571
4.63%, 01/15/2020	25	27		3.02%, 02/25/2023(a)	359	376
6.00%, 07/15/2018	200	216		3.06%, 07/25/2023(a)	750	808
LYB International Finance BV				3.06%, 12/25/2024	500	540
5.25%, 07/15/2043	500	568		3.31%, 05/25/2023(a)	810	885
LyondellBasell Industries NV				3.32%, 02/25/2023(a)	1,000	1,092
5.00%, 04/15/2019	300	322		3.53%, 10/25/2023	1,050	1,163
5.75%, 04/15/2024	100	119		4.19%, 12/25/2020(a)	850	936
Methanex Corp				GS Mortgage Securities Trust 2012-GC6
3.25%, 12/15/2019	300	297		3.48%, 01/10/2045	274	295
Monsanto Co				GS Mortgage Securities Trust 2012-GCJ9
1.85%, 11/15/2018	280	282		2.77%, 11/10/2045	500	519
3.38%, 07/15/2024	750	777		GS Mortgage Securities Trust 2014-GC18
5.88%, 04/15/2038	317	380		3.80%, 01/10/2047(a)	500	544
Mosaic Co/The				GS Mortgage Securities Trust 2015-GC34
4.25%, 11/15/2023	146	155		3.51%, 10/10/2048(a)	1,000	1,077
Potash Corp of Saskatchewan Inc				JP Morgan Chase Commercial Mortgage
3.63%, 03/15/2024	500	522		Securities Trust 2006-CIBC17
4.88%, 03/30/2020	51	56		5.43%, 12/12/2043	1	1
PPG Industries Inc				JP Morgan Chase Commercial Mortgage
3.60%, 11/15/2020	251	266		Securities Trust 2006-LDP7
Praxair Inc				6.12%, 04/17/2045(a)	22	22
2.20%, 08/15/2022	300	306		JP Morgan Chase Commercial Mortgage
Sherwin-Williams Co/The				Securities Trust 2007-LDP12
1.35%, 12/15/2017	1,500	1,501		5.88%, 02/15/2051	268	274
Valspar Corp/The				JP Morgan Chase Commercial Mortgage
4.40%, 02/01/2045	300	301		Securities Trust 2011-C5
Westlake Chemical Corp				4.17%, 08/15/2046	231	253
3.60%, 08/15/2026(c)	350	351		JPMBB Commercial Mortgage Securities
		$11,471		Trust 2013-C15
Commercial Mortgage Backed Securities - 1.69%				4.13%, 11/15/2045(a)	500	559
Banc of America Commercial Mortgage Trust				JPMBB Commercial Mortgage Securities
2008-1				Trust 2014-C22
6.44%, 02/10/2051(a)	30	31		3.80%, 09/15/2047	1,000	1,091
CD 2006-CD3 Mortgage Trust				LB Commercial Mortgage Trust 2007-C3
5.62%, 10/15/2048	3	3		6.11%, 07/15/2044(a)	54	55
Citigroup Commercial Mortgage Trust 2013-			LB	-UBS Commercial Mortgage Trust 2007-
GC15				C6
4.37%, 09/10/2046	1,000	1,134		5.86%, 07/15/2040(a)	33	33
COMM 2013-CCRE8 Mortgage Trust				Merrill Lynch Mortgage Trust 2007-C1
3.61%, 06/10/2046	500	542		6.01%, 06/12/2050(a)	75	76
COMM 2013-LC6 Mortgage Trust				Morgan Stanley Bank of America Merrill
2.94%, 01/10/2046	500	523		Lynch Trust 2013-C11
COMM 2014-LC15 Mortgage Trust				3.09%, 08/15/2046(a)	197	201
2.84%, 04/10/2047	1,000	1,029		Morgan Stanley Bank of America Merrill
COMM 2014-UBS3 Mortgage Trust				Lynch Trust 2015-C24
3.82%, 06/10/2047	500	547		3.48%, 05/15/2048	1,000	1,075
COMM 2015-DC1 Mortgage Trust				Morgan Stanley Capital I Trust 2007-IQ13
3.35%, 02/10/2048(a)	1,000	1,058		5.36%, 03/15/2044(a)	95	95
COMM 2015-LC19 Mortgage Trust				Morgan Stanley Capital I Trust 2007-IQ16
3.18%, 02/10/2048(a)	1,000	1,055		5.81%, 12/12/2049	368	379
COMM 2016-CCRE28 Mortgage Trust				UBS Commercial Mortgage Trust 2012-C1
3.76%, 02/10/2049	1,000	1,095		3.40%, 05/10/2045(a)	498	531
Commercial Mortgage Loan Trust 2008-LS1				UBS-Barclays Commercial Mortgage Trust
6.30%, 12/10/2049(a)	58	60		2012-C3
Commercial Mortgage Pass Through				3.09%, 08/10/2049(a)	550	580
Certificates				UBS-Barclays Commercial Mortgage Trust
2.82%, 10/15/2045(a)	500	521		2013-C6
3.15%, 02/10/2047	500	512		3.24%, 04/10/2046(a)	500	530

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)			Computers (continued)
Wachovia Bank Commercial Mortgage Trust			Hewlett Packard Enterprise Co
Series 2007-C34			2.85%, 10/05/2018(c)	$480	$489
5.68%, 05/15/2046(a)	$85	$87	3.60%, 10/15/2020(c)	470	493
Wells Fargo Commercial Mortgage Trust			4.90%, 10/15/2025(c)	300	320
2012-LC5			6.20%, 10/15/2035(c)	80	83
2.92%, 10/15/2045	500	525	6.35%, 10/15/2045(c)	150	155
Wells Fargo Commercial Mortgage Trust			HP Inc
2015-C28			3.75%, 12/01/2020	121	127
3.29%, 05/15/2048	1,845	1,947	4.65%, 12/09/2021	680	745
WFRBS Commercial Mortgage Trust 2012-			6.00%, 09/15/2041	154	158
C7			International Business Machines Corp
2.30%, 06/15/2045	270	275	1.25%, 02/08/2018	500	501
WFRBS Commercial Mortgage Trust 2013-			1.63%, 05/15/2020	700	707
C11			2.25%, 02/19/2021	300	309
2.03%, 03/15/2045(a)	325	327	4.70%, 02/19/2046	185	214
WFRBS Commercial Mortgage Trust 2013-			5.60%, 11/30/2039	92	118
C14			5.88%, 11/29/2032	200	267
2.98%, 06/15/2046	1,000	1,046	6.22%, 08/01/2027	351	465
WFRBS Commercial Mortgage Trust 2014-			Seagate HDD Cayman
C20			4.75%, 06/01/2023	500	495
3.04%, 05/15/2047(a)	500	518			$14,042
WFRBS Commercial Mortgage Trust 2014-			Consumer Products - 0.04%
LC14			Avery Dennison Corp
1.19%, 03/15/2047	253	252	5.38%, 04/15/2020	25	28
		$35,980	Clorox Co/The
Commercial Services - 0.15%			3.80%, 11/15/2021	128	139
California Institute of Technology			Kimberly-Clark Corp
4.32%, 08/01/2045	80	95	2.40%, 03/01/2022	257	266
Ecolab Inc			2.40%, 06/01/2023	150	154
1.45%, 12/08/2017	300	301	3.70%, 06/01/2043	150	161
4.35%, 12/08/2021	102	115	7.50%, 11/01/2018	18	20
5.50%, 12/08/2041	307	383			$768
Lender Processing Services Inc / Black Knight			Cosmetics & Personal Care - 0.10%
Lending Solutions Inc			Colgate-Palmolive Co
5.75%, 04/15/2023	200	210	2.95%, 11/01/2020	154	164
Massachusetts Institute of Technology			Procter & Gamble Co/The
4.68%, 07/01/2114	250	294	2.30%, 02/06/2022	411	424
Moody's Corp			4.70%, 02/15/2019	177	192
5.25%, 07/15/2044	500	607	5.55%, 03/05/2037	500	704
S&P Global Inc			6.45%, 01/15/2026	500	667
4.40%, 02/15/2026	160	179			$2,151
6.55%, 11/15/2037	51	64	Credit Card Asset Backed Securities - 0.24%
University of Southern California			Capital One Multi-Asset Execution Trust
5.25%, 10/01/2111	30	39	5.75%, 07/15/2020	476	497
Verisk Analytics Inc			Chase Issuance Trust
4.00%, 06/15/2025	500	531	1.36%, 04/15/2020	1,000	1,004
Western Union Co/The			1.38%, 11/15/2019	1,000	1,004
5.25%, 04/01/2020	25	27	Citibank Credit Card Issuance Trust
Yale University			2.68%, 06/07/2023(a)	1,000	1,052
2.09%, 04/15/2019	400	410	2.88%, 01/23/2023	500	529
		$3,255	Synchrony Credit Card Master Note Trust
Computers - 0.66%			2015-2
Apple Inc			1.60%, 04/15/2021(a)	1,000	1,005
1.00%, 05/03/2018	300	300			$5,091
2.00%, 05/06/2020	520	532	Distribution & Wholesale - 0.03%
2.25%, 02/23/2021	475	487	WW Grainger Inc
2.40%, 05/03/2023	300	305	4.60%, 06/15/2045	500	585
2.85%, 05/06/2021	500	527
3.20%, 05/13/2025	410	437	Diversified Financial Services - 0.75%
3.25%, 02/23/2026	750	797	Air Lease Corp
3.45%, 05/06/2024	400	433	3.38%, 01/15/2019	400	411
3.85%, 05/04/2043	1,300	1,329	American Express Co
4.65%, 02/23/2046	370	427	2.65%, 12/02/2022	400	409
Computer Sciences Corp			3.63%, 12/05/2024	500	520
4.45%, 09/15/2022	100	106	7.00%, 03/19/2018	282	304
Diamond 1 Finance Corp / Diamond 2 Finance			American Express Credit Corp
Corp			2.25%, 08/15/2019	500	510
3.48%, 06/01/2019(c)	345	355	2.25%, 05/05/2021	500	508
4.42%, 06/15/2021(c)	940	982	Ameriprise Financial Inc
6.02%, 06/15/2026(c)	750	822	4.00%, 10/15/2023	200	219
8.10%, 07/15/2036(c)	255	300	7.30%, 06/28/2019	600	688
8.35%, 07/15/2046(c)	215	257

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Diversified Financial Services (continued)			Electric (continued)
Bear Stearns Cos LLC/The			Consolidated Edison Co of New York
6.40%, 10/02/2017	$328	$344	Inc (continued)
7.25%, 02/01/2018	444	477	5.50%, 12/01/2039	$400	$509
BlackRock Inc			5.85%, 03/15/2036	51	66
3.38%, 06/01/2022	200	215	6.65%, 04/01/2019	51	57
3.50%, 03/18/2024	500	547	6.75%, 04/01/2038	125	180
5.00%, 12/10/2019	25	28	Consumers Energy Co
Capital One Bank USA NA			3.13%, 08/31/2024	500	527
2.30%, 06/05/2019	400	405	Dominion Resources Inc/VA
3.38%, 02/15/2023	300	308	4.70%, 12/01/2044	300	332
Charles Schwab Corp/The			4.90%, 08/01/2041	77	86
2.20%, 07/25/2018	300	305	5.95%, 06/15/2035	800	981
3.45%, 02/13/2026	250	269	DTE Electric Co
CME Group Inc			3.45%, 10/01/2020	405	433
3.00%, 03/15/2025	500	525	6.63%, 06/01/2036	120	171
5.30%, 09/15/2043	200	256	DTE Energy Co
Credit Suisse USA Inc			3.50%, 06/01/2024	500	533
7.13%, 07/15/2032	300	410	Duke Energy Carolinas LLC
GE Capital International Funding Co			2.50%, 03/15/2023	279	288
Unlimited Co			3.90%, 06/15/2021	410	449
3.37%, 11/15/2025	1,000	1,082	4.00%, 09/30/2042	100	107
4.42%, 11/15/2035	1,500	1,684	5.30%, 02/15/2040	512	648
HSBC Finance Corp			Duke Energy Corp
6.68%, 01/15/2021	349	401	2.65%, 09/01/2026	500	491
Jefferies Group LLC			3.75%, 04/15/2024	500	540
6.50%, 01/20/2043	200	209	3.75%, 09/01/2046	600	582
6.88%, 04/15/2021	27	31	Duke Energy Florida LLC
8.50%, 07/15/2019	12	14	3.40%, 10/01/2046	300	293
Mastercard Inc			4.55%, 04/01/2020	77	85
2.00%, 04/01/2019	300	305	5.65%, 06/15/2018	128	137
Nasdaq Inc			5.65%, 04/01/2040	25	33
4.25%, 06/01/2024	350	377	6.40%, 06/15/2038	66	93
National Rural Utilities Cooperative Finance			Duke Energy Indiana LLC
Corp			3.75%, 07/15/2020	37	40
3.05%, 02/15/2022	102	107	4.20%, 03/15/2042	128	140
3.25%, 11/01/2025	500	535	6.12%, 10/15/2035	77	102
10.38%, 11/01/2018	218	258	6.45%, 04/01/2039	300	424
Nomura Holdings Inc			Duke Energy Ohio Inc
2.75%, 03/19/2019	500	511	5.45%, 04/01/2019	128	141
6.70%, 03/04/2020	129	148	Duke Energy Progress LLC
Synchrony Financial			4.15%, 12/01/2044	300	328
2.70%, 02/03/2020	500	506	Entergy Arkansas Inc
4.25%, 08/15/2024	300	315	3.70%, 06/01/2024	500	544
Visa Inc			3.75%, 02/15/2021	25	27
2.20%, 12/14/2020	585	600	Entergy Corp
3.15%, 12/14/2025	565	597	5.13%, 09/15/2020	89	99
4.15%, 12/14/2035	215	243	Exelon Generation Co LLC
4.30%, 12/14/2045	375	433	4.25%, 06/15/2022	500	537
		$16,014	5.20%, 10/01/2019	102	112
Electric - 1.78%			6.25%, 10/01/2039	344	383
Alabama Power Co			Florida Power & Light Co
2.80%, 04/01/2025	500	519	5.13%, 06/01/2041	154	194
4.30%, 01/02/2046	400	450	5.65%, 02/01/2037	478	627
Ameren Illinois Co			5.69%, 03/01/2040	48	65
2.70%, 09/01/2022	300	312	Georgia Power Co
Appalachian Power Co			4.25%, 12/01/2019	77	83
6.70%, 08/15/2037	277	367	4.30%, 03/15/2042	228	248
7.00%, 04/01/2038	120	165	Great Plains Energy Inc
Arizona Public Service Co			4.85%, 06/01/2021	77	84
3.35%, 06/15/2024	200	216	Hydro-Quebec
4.50%, 04/01/2042	77	89	8.05%, 07/07/2024	102	140
Berkshire Hathaway Energy Co			Iberdrola International BV
2.00%, 11/15/2018	750	759	6.75%, 07/15/2036	128	170
3.75%, 11/15/2023	1,000	1,092	Interstate Power & Light Co
6.13%, 04/01/2036	156	207	3.25%, 12/01/2024	400	422
CMS Energy Corp			LG&E & KU Energy LLC
5.05%, 03/15/2022	500	570	3.75%, 11/15/2020	77	82
Commonwealth Edison Co			Louisville Gas & Electric Co
4.00%, 08/01/2020	510	552	3.30%, 10/01/2025	50	54
5.80%, 03/15/2018	212	226	5.13%, 11/15/2040	51	63
5.88%, 02/01/2033	300	386	MidAmerican Energy Co
Consolidated Edison Co of New York Inc			4.25%, 05/01/2046	500	570
4.20%, 03/15/2042	128	140

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value(000's)	BONDS (continued)	Amount (000's) Value (000's)
Electric (continued)			Electric (continued)
Mississippi Power Co			Southern Co/The (continued)
4.25%, 03/15/2042	$100	$ 94	2.35%, 07/01/2021	$500	$510
Nevada Power Co			3.25%, 07/01/2026	500	518
5.45%, 05/15/2041	150	190	4.40%, 07/01/2046	500	539
6.50%, 05/15/2018	77	84	Southern Power Co
6.65%, 04/01/2036	400	558	5.25%, 07/15/2043	200	218
7.13%, 03/15/2019	12	14	Southwestern Electric Power Co
NextEra Energy Capital Holdings Inc			6.20%, 03/15/2040	51	66
4.50%, 06/01/2021	351	386	6.45%, 01/15/2019	125	138
Northern States Power Co/MN			Tampa Electric Co
5.25%, 03/01/2018	41	43	4.35%, 05/15/2044	200	220
5.35%, 11/01/2039	82	106	TransAlta Corp
NorthWestern Corp			6.50%, 03/15/2040	25	23
4.18%, 11/15/2044	300	325	Union Electric Co
NSTAR Electric Co			3.50%, 04/15/2024	500	539
2.38%, 10/15/2022	750	765	Virginia Electric & Power Co
Oglethorpe Power Corp			2.75%, 03/15/2023	500	519
4.20%, 12/01/2042	250	261	4.65%, 08/15/2043	250	293
Ohio Edison Co			6.00%, 05/15/2037	77	103
8.25%, 10/15/2038	119	178	8.88%, 11/15/2038	10	17
Oklahoma Gas & Electric Co			WEC Energy Group Inc
4.00%, 12/15/2044	200	213	3.55%, 06/15/2025	110	118
Oncor Electric Delivery Co LLC			Westar Energy Inc
5.25%, 09/30/2040	51	64	4.25%, 12/01/2045	500	557
6.80%, 09/01/2018	374	411	5.10%, 07/15/2020	167	187
7.25%, 01/15/2033	300	433	Wisconsin Electric Power Co
Pacific Gas & Electric Co			5.70%, 12/01/2036	750	976
3.25%, 06/15/2023	1,000	1,064			$37,788
3.50%, 10/01/2020	25	27	Electrical Components & Equipment - 0.01%
4.45%, 04/15/2042	102	116	Emerson Electric Co
5.40%, 01/15/2040	128	162	2.63%, 02/15/2023	100	104
6.05%, 03/01/2034	452	603	4.88%, 10/15/2019	25	27
PacifiCorp					$131
5.65%, 07/15/2018	70	75	Electronics - 0.09%
6.25%, 10/15/2037	92	128	Arrow Electronics Inc
PECO Energy Co			3.00%, 03/01/2018	300	305
2.38%, 09/15/2022	100	101	4.50%, 03/01/2023	200	211
4.80%, 10/15/2043	250	304	Corning Inc
PPL Capital Funding Inc			4.75%, 03/15/2042	102	108
3.40%, 06/01/2023	300	317	Honeywell International Inc
4.70%, 06/01/2043	100	108	3.35%, 12/01/2023	265	286
PPL Electric Utilities Corp			5.30%, 03/01/2018	128	135
2.50%, 09/01/2022	200	205	5.38%, 03/01/2041	77	102
Progress Energy Inc			5.70%, 03/15/2037	12	16
3.15%, 04/01/2022	128	134	Jabil Circuit Inc
7.75%, 03/01/2031	136	192	4.70%, 09/15/2022	100	105
PSEG Power LLC			Keysight Technologies Inc
2.45%, 11/15/2018	180	183	3.30%, 10/30/2019	500	509
5.13%, 04/15/2020	300	328	Koninklijke Philips NV
Public Service Co of Colorado			5.00%, 03/15/2042	128	142
3.95%, 03/15/2043	100	109	5.75%, 03/11/2018	10	11
4.75%, 08/15/2041	550	662	Tyco Electronics Group SA
Public Service Co of New Mexico			7.13%, 10/01/2037	14	20
7.95%, 05/15/2018	154	169			$1,950
Public Service Electric & Gas Co			Engineering & Construction - 0.00%
3.50%, 08/15/2020	73	78	ABB Finance USA Inc
3.65%, 09/01/2042	200	210	2.88%, 05/08/2022	100	105
4.15%, 11/01/2045	500	569
Puget Sound Energy Inc			Environmental Control - 0.08%
4.43%, 11/15/2041	77	88	Republic Services Inc
5.80%, 03/15/2040	351	471	2.90%, 07/01/2026	500	507
San Diego Gas & Electric Co			4.75%, 05/15/2023	51	58
5.35%, 05/15/2040	84	108	5.25%, 11/15/2021	200	231
South Carolina Electric & Gas Co			5.50%, 09/15/2019	104	115
4.10%, 06/15/2046	300	320	Waste Management Inc
5.45%, 02/01/2041	77	97	3.90%, 03/01/2035	200	213
Southern California Edison Co			4.10%, 03/01/2045	200	219
2.40%, 02/01/2022	300	309	4.60%, 03/01/2021	350	389
4.05%, 03/15/2042	668	737			$1,732
5.50%, 03/15/2040	102	133	Federal & Federally Sponsored Credit - 0.09%
5.95%, 02/01/2038	117	159	Federal Farm Credit Banks
Southern Co/The			0.75%, 04/18/2018	1,000	998
2.15%, 09/01/2019	500	506

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Federal & Federally Sponsored Credit (continued)				Finance - Mortgage Loan/Banker (continued)
Federal Farm Credit Banks	(continued)			Freddie Mac (continued)
0.88%, 09/14/2018		$750	$750	6.75%, 03/15/2031	$577	$892
1.58%, 02/17/2021		175	175			$46,903
			$1,923	Food- 0.41%
Finance - Mortgage Loan/Banker - 2.20%				Campbell Soup Co
Fannie Mae				3.30%, 03/19/2025	300	318
0.00%, 10/09/2019(b)		890	854	4.25%, 04/15/2021	51	56
0.88%, 10/26/2017		1,000	1,002	ConAgra Foods Inc
0.88%, 12/20/2017		800	801	3.20%, 01/25/2023	567	590
0.88%, 12/27/2017		450	450	3.25%, 09/15/2022	100	104
0.88%, 02/08/2018		1,000	1,001	General Mills Inc
0.88%, 05/21/2018		950	951	3.15%, 12/15/2021	77	82
1.00%, 12/28/2017		500	500	5.65%, 02/15/2019	75	82
1.00%, 04/30/2018		575	575	Hershey Co/The
1.13%, 04/30/2018		500	500	3.38%, 08/15/2046	350	347
1.13%, 07/20/2018		500	502	JM Smucker Co/The
1.13%, 07/26/2019		2,300	2,297	1.75%, 03/15/2018	300	302
1.25%, 02/26/2019		2,400	2,401	Kellogg Co
1.25%, 05/06/2021		500	500	3.25%, 04/01/2026	500	522
1.38%, 01/28/2019		750	758	Koninklijke Ahold Delhaize NV
1.50%, 11/30/2020		500	507	5.70%, 10/01/2040	102	123
1.63%, 11/27/2018		1,000	1,016	Kraft Heinz Foods Co
1.63%, 01/21/2020		1,000	1,018	2.00%, 07/02/2018	420	424
1.75%, 09/12/2019		300	306	3.50%, 06/06/2022	300	319
1.75%, 11/26/2019		750	767	3.95%, 07/15/2025	600	649
1.88%, 09/18/2018		1,300	1,327	4.38%, 06/01/2046	335	354
1.88%, 12/28/2020		500	514	5.00%, 06/04/2042	200	230
2.13%, 04/24/2026		500	509	5.20%, 07/15/2045	200	237
2.63%, 09/06/2024		750	803	5.38%, 02/10/2020	95	106
5.63%, 07/15/2037		200	296	6.50%, 02/09/2040	75	101
6.63%, 11/15/2030		602	915	6.88%, 01/26/2039	161	223
7.13%, 01/15/2030		199	311	Kroger Co/The
7.25%, 05/15/2030		280	444	3.30%, 01/15/2021	321	339
Federal Home Loan Banks				3.40%, 04/15/2022	154	163
0.63%, 10/26/2017		500	500	5.15%, 08/01/2043	300	360
0.63%, 08/07/2018		250	249	5.40%, 07/15/2040	25	30
0.88%, 03/19/2018		750	751	6.15%, 01/15/2020	12	14
0.88%, 06/29/2018		500	502	Mondelez International Inc
0.88%, 10/01/2018		500	500	2.25%, 02/01/2019	541	550
0.88%, 08/05/2019		500	498	6.50%, 02/09/2040	139	189
1.00%, 12/19/2017		500	501	Sysco Corp
1.00%, 09/26/2019		500	499	4.85%, 10/01/2045	250	286
1.13%, 12/08/2017		750	753	5.38%, 09/21/2035	500	599
1.13%, 06/21/2019		500	502	Tyson Foods Inc
1.13%, 07/14/2021		500	496	2.65%, 08/15/2019	350	359
1.38%, 03/09/2018		1,000	1,008	Unilever Capital Corp
1.38%, 02/18/2021		250	252	2.20%, 03/06/2019	250	256
1.63%, 06/14/2019		500	508	5.90%, 11/15/2032	230	323
1.75%, 12/14/2018		1,500	1,527			$8,637
1.88%, 03/13/2020		500	513	Forest Products & Paper - 0.07%
5.00%, 11/17/2017		690	723	Georgia-Pacific LLC
5.38%, 09/30/2022		500	610	7.75%, 11/15/2029	51	73
5.50%, 07/15/2036		180	261	8.00%, 01/15/2024	228	302
5.63%, 06/11/2021		350	419	International Paper Co
Freddie Mac				4.40%, 08/15/2047	350	354
0.75%, 01/12/2018		1,000	1,000	4.75%, 02/15/2022	413	460
0.75%, 04/09/2018		1,750	1,748	7.30%, 11/15/2039	25	33
0.88%, 03/07/2018		1,250	1,251	7.50%, 08/15/2021	136	167
0.88%, 10/12/2018		250	250	Plum Creek Timberlands LP
0.88%, 07/19/2019		250	249	4.70%, 03/15/2021	51	56
1.00%, 12/15/2017		500	502			$1,445
1.00%, 05/25/2018		600	600	Gas- 0.16%
1.02%, 04/30/2018		775	775	Atmos Energy Corp
1.25%, 08/01/2019		500	504	4.13%, 10/15/2044	400	435
1.25%, 10/02/2019		1,000	1,007	CenterPoint Energy Inc
1.38%, 05/01/2020		1,000	1,011	6.50%, 05/01/2018	77	82
1.40%, 08/22/2019		500	505	Dominion Gas Holdings LLC
2.38%, 01/13/2022		1,257	1,324	4.80%, 11/01/2043	300	332
3.75%, 03/27/2019		1,052	1,124	NiSource Finance Corp
4.88%, 06/13/2018		212	226	5.95%, 06/15/2041	525	656
5.13%, 11/17/2017		180	189	6.40%, 03/15/2018	86	92
6.25%, 07/15/2032		231	349

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Gas (continued)			Healthcare - Services (continued)
ONE Gas Inc			Howard Hughes Medical Institute
2.07%, 02/01/2019	$500	$508	3.50%, 09/01/2023	$400	$438
Piedmont Natural Gas Co Inc			Humana Inc
4.10%, 09/18/2034	500	521	4.95%, 10/01/2044	300	333
Sempra Energy			Laboratory Corp of America Holdings
6.00%, 10/15/2039	112	143	4.63%, 11/15/2020	500	550
6.15%, 06/15/2018	120	129	Memorial Sloan-Kettering Cancer Center
Southern California Gas Co			4.13%, 07/01/2052	500	550
3.15%, 09/15/2024	500	534	4.20%, 07/01/2055	250	280
		$3,432	Quest Diagnostics Inc
Hand & Machine Tools - 0.01%			3.50%, 03/30/2025	500	523
Stanley Black & Decker Inc			4.70%, 04/01/2021	102	113
2.90%, 11/01/2022	200	210	4.75%, 01/30/2020	3	3
			UnitedHealth Group Inc
Healthcare - Products - 0.44%			1.40%, 10/15/2017	400	401
Abbott Laboratories			1.90%, 07/16/2018	1,000	1,011
5.30%, 05/27/2040	200	242	2.88%, 03/15/2022	180	189
Becton Dickinson and Co			3.75%, 07/15/2025	290	318
2.68%, 12/15/2019	350	362	4.38%, 03/15/2042	750	836
3.25%, 11/12/2020	500	526	4.70%, 02/15/2021	90	101
4.69%, 12/15/2044	250	285	6.50%, 06/15/2037	77	107
5.00%, 11/12/2040	51	58	6.88%, 02/15/2038	141	207
Boston Scientific Corp					$10,756
3.85%, 05/15/2025	500	532	Home Furnishings - 0.00%
4.13%, 10/01/2023	350	380	Whirlpool Corp
6.00%, 01/15/2020	51	58	4.85%, 06/15/2021	77	86
7.38%, 01/15/2040	51	69
Covidien International Finance SA			Housewares - 0.10%
6.00%, 10/15/2017	123	129	Newell Brands Inc
Medtronic Inc			2.88%, 12/01/2019	400	411
2.50%, 03/15/2020	350	362	3.85%, 04/01/2023	350	373
3.15%, 03/15/2022	500	532	3.90%, 11/01/2025	350	370
3.50%, 03/15/2025	1,850	1,992	4.20%, 04/01/2026	500	544
4.63%, 03/15/2045	600	705	5.38%, 04/01/2036	350	411
St Jude Medical Inc					$2,109
3.25%, 04/15/2023	600	618	Insurance - 0.85%
Stryker Corp			Aflac Inc
2.00%, 03/08/2019	350	354	3.63%, 11/15/2024	200	215
3.50%, 03/15/2026	500	530	6.45%, 08/15/2040	132	179
4.10%, 04/01/2043	200	206	Allied World Assurance Co Holdings Ltd
4.38%, 01/15/2020	25	27	4.35%, 10/29/2025	500	523
Thermo Fisher Scientific Inc			Allstate Corp/The
2.40%, 02/01/2019	500	508	5.55%, 05/09/2035	200	257
2.95%, 09/19/2026	500	496	American International Group Inc
4.70%, 05/01/2020	51	56	3.90%, 04/01/2026	750	793
Zimmer Biomet Holdings Inc			4.70%, 07/10/2035	750	812
4.45%, 08/15/2045	300	307	4.88%, 06/01/2022	250	281
		$9,334	Aon Corp
Healthcare - Services - 0.51%			5.00%, 09/30/2020	128	142
Aetna Inc			Aon PLC
1.50%, 11/15/2017	100	100	4.45%, 05/24/2043	300	311
3.20%, 06/15/2026	460	468	Arch Capital Group US Inc
4.13%, 06/01/2021	102	111	5.14%, 11/01/2043	375	411
4.13%, 11/15/2042	100	103	AXA SA
4.25%, 06/15/2036	155	160	8.60%, 12/15/2030	38	54
4.38%, 06/15/2046	280	293	Berkshire Hathaway Finance Corp
6.63%, 06/15/2036	105	142	1.30%, 05/15/2018	300	301
6.75%, 12/15/2037	112	155	2.00%, 08/15/2018	500	507
Anthem Inc			4.25%, 01/15/2021	102	113
2.30%, 07/15/2018	500	507	4.30%, 05/15/2043	300	337
3.30%, 01/15/2023	300	314	5.75%, 01/15/2040	115	153
4.65%, 01/15/2043	100	109	Berkshire Hathaway Inc
4.85%, 08/15/2054	500	542	2.20%, 03/15/2021	380	391
5.85%, 01/15/2036	250	305	3.13%, 03/15/2026	330	347
Baylor Scott & White Holdings			3.40%, 01/31/2022	205	222
3.97%, 11/15/2046	232	247	Chubb Corp/The
Cigna Corp			6.50%, 05/15/2038	10	14
5.38%, 02/15/2042	128	155	Chubb INA Holdings Inc
Coventry Health Care Inc			2.88%, 11/03/2022	500	525
5.45%, 06/15/2021	500	570	6.70%, 05/15/2036	250	357
Dignity Health			CNA Financial Corp
2.64%, 11/01/2019	500	515	5.75%, 08/15/2021	77	89

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Insurance (continued)			Internet (continued)
Hartford Financial Services Group Inc/The			eBay Inc (continued)
4.30%, 04/15/2043	$250	$245	4.00%, 07/15/2042	$100	$92
6.63%, 03/30/2040	25	32	Expedia Inc
Lincoln National Corp			7.46%, 08/15/2018	128	141
4.00%, 09/01/2023	1,000	1,066			$4,593
6.15%, 04/07/2036	80	94	Investment Companies - 0.01%
7.00%, 06/15/2040	47	61	Prospect Capital Corp
8.75%, 07/01/2019	141	166	5.00%, 07/15/2019	250	252
Loews Corp
2.63%, 05/15/2023	200	202	Iron & Steel - 0.06%
4.13%, 05/15/2043	200	207	Nucor Corp
Manulife Financial Corp			5.75%, 12/01/2017	12	12
5.38%, 03/04/2046	250	298	Vale Overseas Ltd
Markel Corp			5.63%, 09/15/2019	546	577
5.00%, 03/30/2043	200	216	6.88%, 11/21/2036	617	600
Marsh & McLennan Cos Inc			8.25%, 01/17/2034	38	41
2.35%, 03/06/2020	300	305			$1,230
3.75%, 03/14/2026	750	811	Lodging - 0.06%
MetLife Inc			Marriott International Inc/MD
3.00%, 03/01/2025	300	305	2.88%, 03/01/2021	500	519
3.60%, 04/10/2024	250	265	3.13%, 10/15/2021	500	521
4.37%, 09/15/2023(a)	200	222	Wyndham Worldwide Corp
4.60%, 05/13/2046	500	541	3.90%, 03/01/2023	300	311
5.70%, 06/15/2035	164	198			$1,351
6.40%, 12/15/2066(a)	288	319
			Machinery - Construction & Mining - 0.07%
7.72%, 02/15/2019	225	257	Caterpillar Financial Services Corp
PartnerRe Finance B LLC			1.70%, 08/09/2021	350	347
5.50%, 06/01/2020	115	128	1.93%, 10/01/2021(c),(d)	190	190
Progressive Corp/The			2.45%, 09/06/2018	200	204
3.75%, 08/23/2021	277	301	7.15%, 02/15/2019	113	128
4.35%, 04/25/2044	200	230	Caterpillar Inc
Protective Life Corp			3.80%, 08/15/2042	105	108
8.45%, 10/15/2039	51	72	4.75%, 05/15/2064	350	399
Prudential Financial Inc			6.05%, 08/15/2036	132	174
3.50%, 05/15/2024	1,200	1,255			$1,550
4.50%, 11/16/2021	128	143	Machinery - Diversified - 0.16%
5.70%, 12/14/2036	25	30	Deere & Co
5.88%, 09/15/2042(a)	100	110
			4.38%, 10/16/2019	56	61
6.63%, 12/01/2037	126	162	5.38%, 10/16/2029	500	640
7.38%, 06/15/2019	350	403	John Deere Capital Corp
Reinsurance Group of America Inc			1.20%, 10/10/2017	200	200
4.70%, 09/15/2023	200	219	1.25%, 10/09/2019	300	298
Travelers Cos Inc/The			1.30%, 03/12/2018	1,025	1,026
5.90%, 06/02/2019	350	389	3.90%, 07/12/2021	500	549
6.25%, 06/15/2037	12	17	Rockwell Automation Inc
6.75%, 06/20/2036	51	74	2.05%, 03/01/2020	250	253
Trinity Acquisition PLC			6.25%, 12/01/2037	51	69
4.40%, 03/15/2026	500	524	Roper Technologies Inc
Validus Holdings Ltd			1.85%, 11/15/2017	300	302
8.88%, 01/26/2040	51	71			$3,398
WR Berkley Corp
6.25%, 02/15/2037	29	36	Media- 1.02%
XLIT Ltd			21st Century Fox America Inc
2.30%, 12/15/2018	350	354	3.70%, 10/15/2025	500	542
5.25%, 12/15/2043	400	438	4.50%, 02/15/2021	200	222
			4.95%, 10/15/2045	350	397
		$18,100	5.65%, 08/15/2020	51	58
Internet - 0.22%			6.15%, 02/15/2041	577	732
Alibaba Group Holding Ltd			6.20%, 12/15/2034	154	195
1.63%, 11/28/2017	750	751	6.40%, 12/15/2035	128	164
3.13%, 11/28/2021	270	282	6.90%, 03/01/2019	154	173
Alphabet Inc			CBS Corp
3.38%, 02/25/2024	500	547	4.00%, 01/15/2026	500	530
3.63%, 05/19/2021	51	56	4.85%, 07/01/2042	200	209
Amazon.com Inc			5.75%, 04/15/2020	65	73
1.20%, 11/29/2017	100	100	7.88%, 07/30/2030	178	253
2.50%, 11/29/2022	100	103	Comcast Corp
2.60%, 12/05/2019	250	259	2.75%, 03/01/2023	80	83
4.95%, 12/05/2044	500	609	2.85%, 01/15/2023	100	105
Baidu Inc			3.38%, 08/15/2025	500	537
3.25%, 08/06/2018	500	513	4.20%, 08/15/2034	750	829
eBay Inc			4.25%, 01/15/2033	100	111
2.60%, 07/15/2022	600	605	4.40%, 08/15/2035	500	566
3.80%, 03/09/2022	500	535

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)
Media (continued)			Metal Fabrication & Hardware (continued)
Comcast Corp (continued)			Precision Castparts Corp	(continued)
4.60%, 08/15/2045	$250	$289	4.38%, 06/15/2045		$250	$295
4.65%, 07/15/2042	100	116				$598
5.15%, 03/01/2020	774	868	Mining - 0.23%
6.30%, 11/15/2017	128	135	Barrick Gold Corp
6.40%, 03/01/2040	500	701	4.10%, 05/01/2023		48	52
6.45%, 03/15/2037	60	83	Barrick North America Finance LLC
6.95%, 08/15/2037	274	399	4.40%, 05/30/2021		651	713
Discovery Communications LLC			Barrick PD Australia Finance Pty Ltd
3.25%, 04/01/2023	200	203	5.95%, 10/15/2039		90	103
4.38%, 06/15/2021	500	544	BHP Billiton Finance USA Ltd
4.90%, 03/11/2026	500	543	3.25%, 11/21/2021		128	137
5.05%, 06/01/2020	51	56	4.13%, 02/24/2042		328	341
5.63%, 08/15/2019	51	56	5.00%, 09/30/2043		500	591
6.35%, 06/01/2040	43	47	6.50%, 04/01/2019		23	26
Grupo Televisa SAB			Goldcorp Inc
4.63%, 01/30/2026	500	534	3.63%, 06/09/2021		300	316
6.63%, 03/18/2025	200	242	Newmont Mining Corp
Historic TW Inc			3.50%, 03/15/2022		102	106
6.88%, 06/15/2018	25	27	6.25%, 10/01/2039		515	607
NBCUniversal Media LLC			Rio Tinto Alcan Inc
4.38%, 04/01/2021	151	168	6.13%, 12/15/2033		77	89
5.15%, 04/30/2020	575	645	Rio Tinto Finance USA Ltd
5.95%, 04/01/2041	100	134	7.13%, 07/15/2028		512	683
6.40%, 04/30/2040	251	351	9.00%, 05/01/2019		83	98
RELX Capital Inc			Rio Tinto Finance USA PLC
3.13%, 10/15/2022	125	128	4.75%, 03/22/2042		328	365
Scripps Networks Interactive Inc			Southern Copper Corp
2.80%, 06/15/2020	500	512	5.38%, 04/16/2020		25	28
Thomson Reuters Corp			5.88%, 04/23/2045		350	348
3.95%, 09/30/2021	175	187	6.75%, 04/16/2040		258	281
4.50%, 05/23/2043	300	306				$4,884
5.85%, 04/15/2040	25	30	Miscellaneous Manufacturers - 0.49%
Time Warner Cable LLC			3M Co
4.00%, 09/01/2021	180	191	1.63%, 09/19/2021		500	501
5.50%, 09/01/2041	300	320	3.13%, 09/19/2046		300	296
6.55%, 05/01/2037	151	179	5.70%, 03/15/2037		38	52
6.75%, 07/01/2018	51	55	Crane Co
6.75%, 06/15/2039	77	94	4.45%, 12/15/2023		100	108
7.30%, 07/01/2038	300	384	Dover Corp
8.25%, 04/01/2019	654	753	5.38%, 03/01/2041		77	98
8.75%, 02/14/2019	48	55	Eaton Corp
Time Warner Entertainment Co LP			1.50%, 11/02/2017		400	401
8.38%, 07/15/2033	95	129	2.75%, 11/02/2022		100	103
Time Warner Inc			4.00%, 11/02/2032		100	107
3.60%, 07/15/2025	1,000	1,064	4.15%, 11/02/2042		50	53
4.00%, 01/15/2022	180	197	General Electric Co
4.05%, 12/15/2023	500	551	2.20%, 01/09/2020		1,110	1,138
4.65%, 06/01/2044	500	541	2.70%, 10/09/2022		300	313
4.70%, 01/15/2021	81	90	4.13%, 10/09/2042		300	328
4.88%, 03/15/2020	42	46	4.50%, 03/11/2044		500	576
5.38%, 10/15/2041	128	151	4.63%, 01/07/2021		77	87
6.10%, 07/15/2040	43	54	5.25%, 12/06/2017		300	314
6.20%, 03/15/2040	51	65	5.30%, 02/11/2021		308	353
6.50%, 11/15/2036	120	155	5.50%, 01/08/2020		295	333
7.63%, 04/15/2031	445	631	5.63%, 05/01/2018		800	856
Viacom Inc			5.88%, 01/14/2038		266	356
3.25%, 03/15/2023	750	745	6.00%, 08/07/2019		181	205
3.88%, 12/15/2021	128	136	6.15%, 08/07/2037		155	213
4.38%, 03/15/2043	400	367	6.75%, 03/15/2032		881	1,238
6.88%, 04/30/2036	166	195	6.88%, 01/10/2039		500	753
Walt Disney Co/The			Illinois Tool Works Inc
1.10%, 12/01/2017	100	100	3.50%, 03/01/2024		350	382
2.35%, 12/01/2022	750	775	Ingersoll-Rand Global Holding Co Ltd
2.75%, 08/16/2021	102	108	6.88%, 08/15/2018		490	539
3.70%, 12/01/2042	100	106	Parker-Hannifin Corp
3.75%, 06/01/2021	200	220	3.50%, 09/15/2022		577	624
7.00%, 03/01/2032	51	73	Tyco Electronics Group SA
		$21,613	6.55%, 10/01/2017		112	118
Metal Fabrication & Hardware - 0.03%						$10,445
Precision Castparts Corp
1.25%, 01/15/2018	200	200
2.50%, 01/15/2023	100	103

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Office & Business Equipment - 0.06%			Oil & Gas (continued)
Xerox Corp			Exxon Mobil Corp (continued)
2.75%, 09/01/2020	$500	$495	4.11%, 03/01/2046	$90	$101
2.80%, 05/15/2020	500	497	Hess Corp
4.50%, 05/15/2021	226	239	5.60%, 02/15/2041	51	51
5.63%, 12/15/2019	21	23	7.13%, 03/15/2033	200	226
		$1,254	7.30%, 08/15/2031	38	45
Oil & Gas - 1.90%			HollyFrontier Corp
Anadarko Finance Co			5.88%, 04/01/2026	475	515
7.50%, 05/01/2031	77	95	Husky Energy Inc
Anadarko Petroleum Corp			7.25%, 12/15/2019	550	636
4.50%, 07/15/2044	100	92	Marathon Oil Corp
6.20%, 03/15/2040	25	29	3.85%, 06/01/2025	500	475
6.45%, 09/15/2036	725	847	5.90%, 03/15/2018	251	262
Apache Corp			6.60%, 10/01/2037	223	228
3.63%, 02/01/2021	577	604	Marathon Petroleum Corp
4.75%, 04/15/2043	128	131	3.63%, 09/15/2024	400	403
5.10%, 09/01/2040	92	95	5.00%, 09/15/2054	200	175
BP Capital Markets PLC			5.13%, 03/01/2021	77	85
2.24%, 09/26/2018	1,000	1,016	Nabors Industries Inc
2.32%, 02/13/2020	200	204	6.15%, 02/15/2018	200	208
2.50%, 11/06/2022	1,200	1,212	Nexen Energy ULC
3.06%, 03/17/2022	300	314	5.88%, 03/10/2035	500	619
3.56%, 11/01/2021	200	215	6.40%, 05/15/2037	157	209
3.81%, 02/10/2024	400	432	7.50%, 07/30/2039	15	22
4.74%, 03/11/2021	128	144	Noble Energy Inc
4.75%, 03/10/2019	25	27	5.25%, 11/15/2043	350	356
Canadian Natural Resources Ltd			6.00%, 03/01/2041	102	110
6.25%, 03/15/2038	164	183	8.25%, 03/01/2019	400	458
Chevron Corp			Occidental Petroleum Corp
1.79%, 11/16/2018	790	798	2.70%, 02/15/2023	300	306
2.36%, 12/05/2022	300	305	3.50%, 06/15/2025	500	532
2.41%, 03/03/2022	500	511	Petro-Canada
2.43%, 06/24/2020	450	463	5.95%, 05/15/2035	400	478
2.95%, 05/16/2026	355	367	6.80%, 05/15/2038	12	16
4.95%, 03/03/2019	400	433	7.88%, 06/15/2026	200	262
CNOOC Finance 2013 Ltd			Petroleos Mexicanos
1.75%, 05/09/2018	150	150	3.50%, 07/18/2018	1,400	1,432
3.00%, 05/09/2023	150	152	3.50%, 07/23/2020	350	352
4.25%, 05/09/2043	100	106	4.50%, 01/23/2026	1,000	970
CNOOC Nexen Finance 2014 ULC			4.88%, 01/24/2022	385	393
4.25%, 04/30/2024	500	541	5.50%, 01/21/2021	208	220
Conoco Funding Co			5.50%, 06/27/2044	350	303
7.25%, 10/15/2031	200	265	5.75%, 03/01/2018	141	148
ConocoPhillips			6.38%, 01/23/2045	400	382
6.00%, 01/15/2020	293	330	6.63%, 06/15/2035	1,036	1,055
6.50%, 02/01/2039	169	218	8.00%, 05/03/2019	31	35
ConocoPhillips Co			Phillips 66
3.35%, 05/15/2025	750	769	4.30%, 04/01/2022	1,128	1,240
4.30%, 11/15/2044	400	410	5.88%, 05/01/2042	128	161
ConocoPhillips Holding Co			Pioneer Natural Resources Co
6.95%, 04/15/2029	202	257	3.95%, 07/15/2022	100	106
Devon Energy Corp			Shell International Finance BV
5.60%, 07/15/2041	125	126	1.88%, 05/10/2021	1,000	1,001
5.85%, 12/15/2025	1,000	1,125	2.38%, 08/21/2022	100	102
7.95%, 04/15/2032	192	235	2.50%, 09/12/2026	300	295
Devon Financing Co LLC			3.40%, 08/12/2023	1,500	1,601
7.88%, 09/30/2031	128	159	3.63%, 08/21/2042	100	97
Ecopetrol SA			4.00%, 05/10/2046	245	251
4.13%, 01/16/2025	500	485	4.13%, 05/11/2035	410	440
4.25%, 09/18/2018	250	259	4.30%, 09/22/2019	651	703
5.88%, 09/18/2023	250	270	4.38%, 03/25/2020	25	27
EOG Resources Inc			4.38%, 05/11/2045	490	529
2.63%, 03/15/2023	200	200	5.50%, 03/25/2040	25	31
4.15%, 01/15/2026	350	382	6.38%, 12/15/2038	43	58
4.40%, 06/01/2020	51	55	Statoil ASA
EQT Corp			1.15%, 05/15/2018	400	399
6.50%, 04/01/2018	127	133	2.25%, 11/08/2019	500	510
Exxon Mobil Corp			2.65%, 01/15/2024	400	409
1.31%, 03/06/2018	570	572	3.15%, 01/23/2022	102	108
2.22%, 03/01/2021	480	490	3.95%, 05/15/2043	200	206
3.04%, 03/01/2026	270	283	5.10%, 08/17/2040	263	315
3.18%, 03/15/2024	500	532	5.25%, 04/15/2019	23	25
3.57%, 03/06/2045	300	304

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)			Pharmaceuticals (continued)
Suncor Energy Inc			Bristol-Myers Squibb Co
6.10%, 06/01/2018	$128	$137	1.75%, 03/01/2019	$500	$506
6.50%, 06/15/2038	428	560	3.25%, 08/01/2042	600	601
6.85%, 06/01/2039	5	7	Cardinal Health Inc
Total Capital International SA			1.70%, 03/15/2018	300	301
2.75%, 06/19/2021	400	418	3.20%, 03/15/2023	200	210
2.88%, 02/17/2022	128	134	4.60%, 03/15/2043	100	110
Total Capital SA			Eli Lilly & Co
4.25%, 12/15/2021	51	57	1.95%, 03/15/2019	1,000	1,017
4.45%, 06/24/2020	500	549	3.70%, 03/01/2045	500	538
Valero Energy Corp			Express Scripts Holding Co
6.13%, 02/01/2020	138	156	3.50%, 06/15/2024	500	521
6.63%, 06/15/2037	234	274	3.90%, 02/15/2022	200	216
7.50%, 04/15/2032	15	19	4.75%, 11/15/2021	77	86
9.38%, 03/15/2019	128	151	6.13%, 11/15/2041	16	20
		$40,469	GlaxoSmithKline Capital Inc
Oil & Gas Services - 0.12%			5.38%, 04/15/2034	1,000	1,249
Halliburton Co			5.65%, 05/15/2018	202	216
3.25%, 11/15/2021	651	678	GlaxoSmithKline Capital PLC
3.80%, 11/15/2025	245	253	2.85%, 05/08/2022	128	135
4.50%, 11/15/2041	51	50	Johnson & Johnson
4.85%, 11/15/2035	275	295	1.65%, 12/05/2018	500	506
5.00%, 11/15/2045	340	371	2.95%, 09/01/2020	128	136
5.90%, 09/15/2018	350	378	3.70%, 03/01/2046	215	240
7.45%, 09/15/2039	10	14	4.95%, 05/15/2033	201	255
National Oilwell Varco Inc			5.95%, 08/15/2037	775	1,131
2.60%, 12/01/2022	500	472	McKesson Corp
		$2,511	4.75%, 03/01/2021	250	278
Other Asset Backed Securities - 0.00%			4.88%, 03/15/2044	120	141
CenterPoint Energy Restoration Bond Co			Mead Johnson Nutrition Co
LLC			4.60%, 06/01/2044	250	267
3.46%, 08/15/2019	54	55	Merck & Co Inc
			1.10%, 01/31/2018	100	100
Packaging & Containers - 0.00%			1.30%, 05/18/2018	200	201
WestRock MWV LLC			2.35%, 02/10/2022	750	772
7.38%, 09/01/2019	100	115	2.40%, 09/15/2022	100	103
			2.75%, 02/10/2025	350	363
Pharmaceuticals - 1.50%			2.80%, 05/18/2023	200	210
AbbVie Inc			3.60%, 09/15/2042	100	105
1.75%, 11/06/2017	300	301	4.15%, 05/18/2043	200	226
2.00%, 11/06/2018	200	202	6.55%, 09/15/2037	187	267
2.50%, 05/14/2020	580	591	Merck Sharp & Dohme Corp
2.90%, 11/06/2022	200	205	5.00%, 06/30/2019	154	169
3.20%, 05/14/2026	305	309	Mylan Inc
3.60%, 05/14/2025	470	491	2.55%, 03/28/2019	250	253
4.30%, 05/14/2036	170	176	Mylan NV
4.40%, 11/06/2042	200	208	3.75%, 12/15/2020(c)	750	783
4.45%, 05/14/2046	235	245	3.95%, 06/15/2026(c)	295	297
4.50%, 05/14/2035	280	298	5.25%, 06/15/2046(c)	145	153
4.70%, 05/14/2045	330	355	Novartis Capital Corp
Actavis Funding SCS			3.00%, 11/20/2025	500	529
3.00%, 03/12/2020	400	413	4.40%, 04/24/2020	77	85
3.80%, 03/15/2025	300	317	4.40%, 05/06/2044	330	390
3.85%, 06/15/2024	445	473	Novartis Securities Investment Ltd
4.75%, 03/15/2045	200	219	5.13%, 02/10/2019	564	614
4.85%, 06/15/2044	500	550	Perrigo Co PLC
Actavis Inc			5.30%, 11/15/2043	500	534
1.88%, 10/01/2017	200	201	Pfizer Inc
3.25%, 10/01/2022	150	155	1.45%, 06/03/2019	600	604
4.63%, 10/01/2042	100	106	3.00%, 06/15/2023	500	533
6.13%, 08/15/2019	12	13	3.40%, 05/15/2024	1,000	1,091
AmerisourceBergen Corp			4.65%, 03/01/2018	51	54
3.40%, 05/15/2024	250	264	5.60%, 09/15/2040	380	498
AstraZeneca PLC			6.20%, 03/15/2019	280	312
1.95%, 09/18/2019	600	609	7.20%, 03/15/2039	151	231
3.38%, 11/16/2025	275	294	Sanofi
4.00%, 09/18/2042	100	104	1.25%, 04/10/2018	400	401
4.38%, 11/16/2045	135	149	Shire Acquisitions Investments Ireland DAC
6.45%, 09/15/2037	144	201	2.40%, 09/23/2021	500	501
Baxalta Inc			3.20%, 09/23/2026	500	503
2.00%, 06/22/2018	500	501	Teva Pharmaceutical Finance Co BV
3.60%, 06/23/2022	500	525	3.65%, 11/10/2021	400	425
5.25%, 06/23/2045	105	124

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Pharmaceuticals (continued)			Pipelines (continued)
Teva Pharmaceutical Finance Co LLC			Plains All American Pipeline LP / PAA
6.15%, 02/01/2036	$3	$4	Finance Corp
Teva Pharmaceutical Finance Netherlands III			2.85%, 01/31/2023	$200	$190
BV			3.65%, 06/01/2022	128	130
1.70%, 07/19/2019	1,000	998	4.30%, 01/31/2043	200	165
3.15%, 10/01/2026	750	753	4.70%, 06/15/2044	500	440
4.10%, 10/01/2046	425	423	5.75%, 01/15/2020	15	16
Wyeth LLC			Regency Energy Partners LP / Regency
5.95%, 04/01/2037	91	122	Energy Finance Corp
6.50%, 02/01/2034	144	196	5.88%, 03/01/2022	750	827
Zoetis Inc			Southern Natural Gas Co LLC / Southern
3.25%, 02/01/2023	100	103	Natural Issuing Corp
3.45%, 11/13/2020	750	784	4.40%, 06/15/2021	51	56
		$31,969	Spectra Energy Capital LLC
Pipelines - 0.88%			8.00%, 10/01/2019	300	346
Boardwalk Pipelines LP			Spectra Energy Partners LP
3.38%, 02/01/2023	200	190	5.95%, 09/25/2043	200	236
Buckeye Partners LP			Sunoco Logistics Partners Operations LP
2.65%, 11/15/2018	250	252	3.45%, 01/15/2023	200	200
4.88%, 02/01/2021	850	916	4.95%, 01/15/2043	200	192
Columbia Pipeline Group Inc			5.50%, 02/15/2020	46	50
5.80%, 06/01/2045	500	593	Texas Eastern Transmission LP
Enable Midstream Partners LP			7.00%, 07/15/2032	100	125
5.00%, 05/15/2044(a)	500	428	TransCanada PipeLines Ltd
Enbridge Energy Partners LP			3.80%, 10/01/2020	128	137
5.20%, 03/15/2020	9	10	5.60%, 03/31/2034	300	362
7.38%, 10/15/2045	100	126	6.10%, 06/01/2040	25	32
9.88%, 03/01/2019	87	101	6.50%, 08/15/2018	1,042	1,133
Energy Transfer Partners LP			7.25%, 08/15/2038	51	72
4.90%, 02/01/2024	350	365	7.63%, 01/15/2039	500	740
4.90%, 03/15/2035	300	277	Williams Partners LP
5.20%, 02/01/2022	102	111	3.90%, 01/15/2025	350	349
5.95%, 10/01/2043	350	354	4.00%, 09/15/2025	580	580
6.50%, 02/01/2042	102	106	5.10%, 09/15/2045	180	176
6.70%, 07/01/2018	23	25	5.25%, 03/15/2020	180	195
9.00%, 04/15/2019	6	7	6.30%, 04/15/2040	343	377
Enterprise Products Operating LLC					$18,621
3.35%, 03/15/2023	300	307	Real Estate - 0.01%
3.70%, 02/15/2026	500	515	Brookfield Asset Management Inc
3.75%, 02/15/2025	500	518	4.00%, 01/15/2025	300	308
3.90%, 02/15/2024	250	261
4.85%, 08/15/2042	300	312	Regional Authority - 0.18%
4.90%, 05/15/2046	400	420	Province of British Columbia Canada
5.20%, 09/01/2020	77	86	2.65%, 09/22/2021	77	81
6.13%, 10/15/2039	123	141	6.50%, 01/15/2026	18	25
6.45%, 09/01/2040	177	214	Province of Manitoba Canada
6.50%, 01/31/2019	161	179	3.05%, 05/14/2024	500	540
6.88%, 03/01/2033	15	18	Province of Ontario Canada
Kinder Morgan Energy Partners LP			2.50%, 09/10/2021	500	521
3.50%, 03/01/2021	750	774	3.15%, 12/15/2017	200	205
3.50%, 09/01/2023	200	200	3.20%, 05/16/2024	750	813
4.15%, 03/01/2022	300	315	4.00%, 10/07/2019	277	299
4.70%, 11/01/2042	200	184	4.40%, 04/14/2020	151	166
5.00%, 03/01/2043	100	94	Province of Quebec Canada
5.40%, 09/01/2044	400	401	2.75%, 08/25/2021	231	243
6.38%, 03/01/2041	128	138	3.50%, 07/29/2020	750	807
6.50%, 09/01/2039	112	121	7.50%, 09/15/2029	64	96
6.95%, 01/15/2038	112	127	Province of Saskatchewan Canada
7.40%, 03/15/2031	177	206	8.50%, 07/15/2022	6	8
9.00%, 02/01/2019	77	88			$3,804
Kinder Morgan Inc/DE			REITS- 0.67%
3.05%, 12/01/2019	750	766	Alexandria Real Estate Equities Inc
Magellan Midstream Partners LP			2.75%, 01/15/2020	750	761
4.20%, 12/01/2042	200	195	American Tower Corp
ONEOK Partners LP			3.50%, 01/31/2023	500	521
4.90%, 03/15/2025	500	538	4.70%, 03/15/2022	278	309
5.00%, 09/15/2023	250	271	AvalonBay Communities Inc
6.13%, 02/01/2041	128	138	2.95%, 09/15/2022	100	103
8.63%, 03/01/2019	20	23	3.63%, 10/01/2020	100	106
Panhandle Eastern Pipe Line Co LP			4.20%, 12/15/2023	400	438
6.20%, 11/01/2017	81	84	Boston Properties LP
			2.75%, 10/01/2026	250	246
			3.85%, 02/01/2023	200	214

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
REITS (continued)			REITS (continued)
Boston Properties LP (continued)			Weyerhaeuser Co
4.13%, 05/15/2021	$77	$84	7.38%, 03/15/2032	$300	$406
5.63%, 11/15/2020	25	28			$14,330
5.88%, 10/15/2019	750	833	Retail - 1.15%
Brandywine Operating Partnership LP			AutoNation Inc
3.95%, 02/15/2023	200	204	6.75%, 04/15/2018	200	214
Brixmor Operating Partnership LP			AutoZone Inc
3.85%, 02/01/2025	300	305	1.63%, 04/21/2019	750	753
CBL & Associates LP			4.00%, 11/15/2020	251	270
4.60%, 10/15/2024	750	733	Bed Bath & Beyond Inc
Crown Castle International Corp			5.17%, 08/01/2044	500	483
3.70%, 06/15/2026	250	261	Costco Wholesale Corp
DDR Corp			1.13%, 12/15/2017	1,000	1,002
4.63%, 07/15/2022	200	217	CVS Health Corp
Duke Realty LP			2.25%, 08/12/2019	500	509
3.88%, 10/15/2022	100	107	2.80%, 07/20/2020	530	549
EPR Properties			3.50%, 07/20/2022	1,000	1,070
7.75%, 07/15/2020	63	74	4.13%, 05/15/2021	500	546
ERP Operating LP			5.13%, 07/20/2045	870	1,065
2.38%, 07/01/2019	400	408	Darden Restaurants Inc
4.75%, 07/15/2020	51	56	6.80%, 10/15/2037(a)	27	32
Federal Realty Investment Trust			Dollar General Corp
2.75%, 06/01/2023	150	153	1.88%, 04/15/2018	300	302
HCP Inc			4.15%, 11/01/2025	500	544
3.40%, 02/01/2025	300	296	Home Depot Inc/The
4.20%, 03/01/2024	250	260	2.25%, 09/10/2018	750	766
4.25%, 11/15/2023	200	210	3.50%, 09/15/2056	300	293
5.38%, 02/01/2021	51	57	3.75%, 02/15/2024	350	388
6.70%, 01/30/2018	15	16	5.88%, 12/16/2036	987	1,354
6.75%, 02/01/2041	300	370	5.95%, 04/01/2041	351	483
Highwoods Realty LP			Kohl's Corp
3.20%, 06/15/2021	350	361	4.00%, 11/01/2021	277	296
Hospitality Properties Trust			5.55%, 07/17/2045	250	245
5.00%, 08/15/2022	100	109	Lowe's Cos Inc
6.70%, 01/15/2018	77	80	2.50%, 04/15/2026	500	502
Host Hotels & Resorts LP			3.80%, 11/15/2021	102	112
6.00%, 10/01/2021	200	231	4.38%, 09/15/2045	500	567
Kimco Realty Corp			4.63%, 04/15/2020	77	84
3.13%, 06/01/2023	200	206	5.80%, 04/15/2040	77	102
3.20%, 05/01/2021	250	261	6.65%, 09/15/2037	312	448
Liberty Property LP			Macy's Retail Holdings Inc
3.38%, 06/15/2023	300	309	2.88%, 02/15/2023	300	293
Mid-America Apartments LP			3.45%, 01/15/2021	500	523
4.00%, 11/15/2025	500	531	4.30%, 02/15/2043	200	170
Omega Healthcare Investors Inc			6.65%, 07/15/2024	25	30
4.50%, 01/15/2025	300	305	6.90%, 04/01/2029	125	142
4.95%, 04/01/2024	750	788	McDonald's Corp
Realty Income Corp			2.10%, 12/07/2018	500	508
2.00%, 01/31/2018	100	101	3.38%, 05/26/2025	500	527
4.65%, 08/01/2023	250	276	3.50%, 07/15/2020	151	161
5.88%, 03/15/2035	51	63	3.70%, 02/15/2042	128	127
Regency Centers LP			4.88%, 07/15/2040	9	10
3.75%, 06/15/2024	200	211	4.88%, 12/09/2045	250	290
Simon Property Group LP			5.35%, 03/01/2018	36	38
2.20%, 02/01/2019	400	408	6.30%, 10/15/2037	262	346
4.13%, 12/01/2021	200	220	Nordstrom Inc
5.65%, 02/01/2020	47	53	4.75%, 05/01/2020	36	39
6.75%, 02/01/2040	25	36	6.25%, 01/15/2018	12	13
10.35%, 04/01/2019	90	107	O'Reilly Automotive Inc
Tanger Properties LP			3.85%, 06/15/2023	300	324
3.88%, 12/01/2023	250	264	QVC Inc
UDR Inc			4.38%, 03/15/2023	250	251
4.00%, 10/01/2025	200	216	Signet UK Finance PLC
Ventas Realty LP / Ventas Capital Corp			4.70%, 06/15/2024	250	241
2.00%, 02/15/2018	750	754	Staples Inc
4.25%, 03/01/2022	128	139	4.38%, 01/12/2023	180	186
Weingarten Realty Investors			Target Corp
3.38%, 10/15/2022	180	185	2.50%, 04/15/2026	1,500	1,531
Welltower Inc			6.00%, 01/15/2018	149	158
3.75%, 03/15/2023	200	210	Walgreen Co
6.13%, 04/15/2020	115	130	4.40%, 09/15/2042	100	104
			5.25%, 01/15/2019	6	6

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Retail (continued)			Software (continued)
Walgreens Boots Alliance Inc			Microsoft Corp (continued)
1.75%, 11/17/2017	$200	$201	4.20%, 11/03/2035	$430	$481
2.70%, 11/18/2019	300	309	5.30%, 02/08/2041	77	98
3.45%, 06/01/2026	380	394	Oracle Corp
4.80%, 11/18/2044	300	331	1.90%, 09/15/2021	750	752
Wal-Mart Stores Inc			2.38%, 01/15/2019	450	461
2.55%, 04/11/2023	1,450	1,506	2.50%, 10/15/2022	1,500	1,539
3.25%, 10/25/2020	51	55	3.88%, 07/15/2020	77	84
3.63%, 07/08/2020	51	55	4.00%, 07/15/2046	750	775
4.13%, 02/01/2019	102	109	4.30%, 07/08/2034	1,000	1,084
4.25%, 04/15/2021	51	57	4.38%, 05/15/2055	590	627
4.30%, 04/22/2044	500	587	5.00%, 07/08/2019	48	53
5.25%, 09/01/2035	350	465	5.75%, 04/15/2018	180	192
5.63%, 04/01/2040	38	51			$13,806
5.63%, 04/15/2041	280	381	Sovereign - 1.43%
5.80%, 02/15/2018	128	136	Chile Government International Bond
6.20%, 04/15/2038	25	36	3.13%, 03/27/2025	250	267
6.50%, 08/15/2037	415	612	3.25%, 09/14/2021	180	193
7.55%, 02/15/2030	128	196	3.88%, 08/05/2020	500	543
		$24,478	Colombia Government International Bond
Semiconductors - 0.29%			4.38%, 07/12/2021	100	108
Applied Materials Inc			5.63%, 02/26/2044	1,000	1,157
3.90%, 10/01/2025	500	553	6.13%, 01/18/2041	200	241
5.10%, 10/01/2035	250	292	8.13%, 05/21/2024	201	266
Intel Corp			11.75%, 02/25/2020	180	235
1.35%, 12/15/2017	300	301	10.38%, 01/28/2033	100	158
2.45%, 07/29/2020	500	517	Export Development Canada
3.30%, 10/01/2021	177	191	1.75%, 08/19/2019	400	408
3.70%, 07/29/2025	500	555	Export-Import Bank of Korea
4.00%, 12/15/2032	200	219	2.25%, 01/21/2020	300	306
4.25%, 12/15/2042	200	218	3.25%, 11/10/2025	500	541
4.80%, 10/01/2041	77	91	3.25%, 08/12/2026	500	544
KLA-Tencor Corp			5.00%, 04/11/2022	200	233
4.65%, 11/01/2024	500	549	Financing Corp
Lam Research Corp			9.65%, 11/02/2018	900	1,063
2.75%, 03/15/2020	300	307	Israel Government AID Bond
Maxim Integrated Products Inc			5.50%, 09/18/2023	25	31
2.50%, 11/15/2018	200	203	5.50%, 04/26/2024	125	158
NVIDIA Corp			5.50%, 09/18/2033	12	17
2.20%, 09/16/2021	500	501	Israel Government International Bond
QUALCOMM Inc			4.00%, 06/30/2022	500	555
2.25%, 05/20/2020	370	378	5.13%, 03/26/2019	147	161
3.45%, 05/20/2025	270	288	Italy Government International Bond
4.65%, 05/20/2035	100	107	5.38%, 06/15/2033	64	78
4.80%, 05/20/2045	150	164	6.88%, 09/27/2023	712	890
Texas Instruments Inc			Japan Bank for International
1.65%, 08/03/2019	200	202	Cooperation/Japan
2.75%, 03/12/2021	400	423	1.75%, 07/31/2018	650	655
Xilinx Inc			2.38%, 04/20/2026	300	311
2.13%, 03/15/2019	175	177	3.00%, 05/29/2024	1,000	1,077
		$6,236	Korea International Bond
Software - 0.65%			3.88%, 09/11/2023	250	285
Adobe Systems Inc			Mexico Government International Bond
4.75%, 02/01/2020	51	56	3.50%, 01/21/2021	1,000	1,063
CDK Global Inc			3.60%, 01/30/2025	210	218
3.30%, 10/15/2019	500	508	3.63%, 03/15/2022	300	316
Fidelity National Information Services Inc			4.60%, 01/23/2046	520	527
2.00%, 04/15/2018	300	303	4.75%, 03/08/2044	506	524
3.63%, 10/15/2020	340	361	5.55%, 01/21/2045	300	348
5.00%, 10/15/2025	260	296	5.95%, 03/19/2019	778	863
Fiserv Inc			6.05%, 01/11/2040	464	565
3.50%, 10/01/2022	600	638	8.30%, 08/15/2031	738	1,196
Microsoft Corp			Panama Government International Bond
1.30%, 11/03/2018	500	502	5.20%, 01/30/2020	1,154	1,275
1.55%, 08/08/2021	640	637	6.70%, 01/26/2036	224	306
2.00%, 11/03/2020	160	163	8.88%, 09/30/2027	77	116
2.38%, 02/12/2022	350	360	Peruvian Government International Bond
3.00%, 10/01/2020	600	637	5.63%, 11/18/2050	528	698
3.13%, 11/03/2025	640	681	6.55%, 03/14/2037	126	178
3.45%, 08/08/2036	750	764	7.13%, 03/30/2019	30	34
3.95%, 08/08/2056	750	760	7.35%, 07/21/2025	180	249
4.00%, 02/12/2055	850	870	8.75%, 11/21/2033	192	312
4.20%, 06/01/2019	115	124

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Sovereign (continued)			Supranational Bank (continued)
Philippine Government International Bond			Inter-American Development Bank
3.95%, 01/20/2040	$300	$343	1.00%, 05/13/2019	$1,000	$1,000
5.00%, 01/13/2037	300	387	1.75%, 08/24/2018	1,000	1,018
6.38%, 10/23/2034	210	305	1.75%, 10/15/2019	500	508
6.50%, 01/20/2020	200	231	1.88%, 03/15/2021	500	511
8.38%, 06/17/2019	500	591	2.13%, 11/09/2020	250	259
9.50%, 02/02/2030	400	689	3.00%, 02/21/2024	250	273
10.63%, 03/16/2025	400	652	3.88%, 09/17/2019	577	622
Poland Government International Bond			3.88%, 02/14/2020	77	84
4.00%, 01/22/2024	1,000	1,105	International Bank for Reconstruction &
5.00%, 03/23/2022	528	602	Development
5.13%, 04/21/2021	51	58	0.88%, 07/19/2018	2,025	2,025
South Africa Government International Bond			0.88%, 08/15/2019	500	497
4.67%, 01/17/2024	200	211	1.00%, 10/05/2018	540	541
4.88%, 04/14/2026	750	788	1.25%, 07/26/2019	750	755
6.25%, 03/08/2041	250	301	1.38%, 04/10/2018	500	504
Svensk Exportkredit AB			1.38%, 05/24/2021	345	346
1.88%, 06/17/2019	500	508	1.38%, 09/20/2021	500	500
Tennessee Valley Authority			1.63%, 02/10/2022	1,000	1,011
3.50%, 12/15/2042	400	437	1.88%, 03/15/2019	500	511
3.88%, 02/15/2021	500	555	1.88%, 10/07/2022	260	264
4.25%, 09/15/2065	200	238	2.13%, 11/01/2020	750	776
4.50%, 04/01/2018	51	54	2.25%, 06/24/2021	500	520
5.25%, 09/15/2039	251	347	2.50%, 07/29/2025	700	741
5.38%, 04/01/2056	154	218	7.63%, 01/19/2023	12	16
6.75%, 11/01/2025	102	142	International Finance Corp
Uruguay Government International Bond			0.88%, 06/15/2018	300	300
4.13%, 11/20/2045	100	94	1.25%, 07/16/2018	500	503
4.38%, 10/27/2027	940	1,012	1.25%, 11/27/2018	500	502
8.00%, 11/18/2022	1,015	1,306	1.75%, 09/04/2018	1,000	1,015
		$30,443			$34,118
Supranational Bank - 1.60%			Telecommunications - 1.59%
African Development Bank			America Movil SAB de CV
0.88%, 03/15/2018	800	799	3.13%, 07/16/2022	100	102
1.00%, 05/15/2019	1,000	997	5.63%, 11/15/2017	1,015	1,064
Asian Development Bank			6.13%, 03/30/2040	102	122
1.13%, 06/05/2018	530	532	6.38%, 03/01/2035	200	244
1.50%, 01/22/2020	300	303	AT&T Inc
1.75%, 09/11/2018	1,500	1,523	1.75%, 01/15/2018	600	603
1.75%, 08/14/2026	500	498	2.40%, 03/15/2017	200	201
1.88%, 02/18/2022	250	255	2.45%, 06/30/2020	1,200	1,222
2.13%, 11/24/2021	750	775	2.63%, 12/01/2022	600	605
2.13%, 03/19/2025	300	308	3.00%, 02/15/2022	940	971
5.82%, 06/16/2028	15	20	3.00%, 06/30/2022	200	206
6.38%, 10/01/2028	51	72	3.40%, 05/15/2025	200	205
Corp Andina de Fomento			3.80%, 03/15/2022	102	109
4.38%, 06/15/2022	22	24	3.88%, 08/15/2021	77	83
Council Of Europe Development Bank			4.30%, 12/15/2042	201	198
1.13%, 05/31/2018	1,000	1,002	4.35%, 06/15/2045	950	936
1.63%, 03/10/2020	300	304	4.50%, 05/15/2035	200	210
European Bank for Reconstruction &			4.50%, 03/09/2048(c)	1,322	1,329
Development			4.55%, 03/09/2049(c)	227	228
0.88%, 07/22/2019	500	498	4.60%, 02/15/2021	171	188
1.13%, 08/24/2020	500	499	4.75%, 05/15/2046	200	209
1.63%, 04/10/2018	250	252	5.50%, 02/01/2018	702	740
1.63%, 11/15/2018	300	304	5.65%, 02/15/2047	350	412
1.75%, 06/14/2019	500	509	5.88%, 10/01/2019	56	63
1.88%, 02/23/2022	250	255	6.00%, 08/15/2040	663	794
European Investment Bank			British Telecommunications PLC
1.00%, 03/15/2018	750	750	2.35%, 02/14/2019	1,250	1,274
1.25%, 05/15/2018	500	502	9.38%, 12/15/2030(a)	77	125
1.25%, 05/15/2019	1,400	1,405	Cisco Systems Inc
1.38%, 09/15/2021	750	749	2.20%, 02/28/2021	535	547
1.63%, 03/16/2020	300	304	2.95%, 02/28/2026	500	527
1.88%, 03/15/2019	500	509	4.45%, 01/15/2020	102	112
2.00%, 03/15/2021	775	796	4.95%, 02/15/2019	855	927
2.50%, 04/15/2021	1,500	1,573	5.90%, 02/15/2039	680	911
3.25%, 01/29/2024	1,000	1,112	Deutsche Telekom International Finance BV
4.88%, 02/15/2036	25	35	6.00%, 07/08/2019	300	336
FMS Wertmanagement AoeR			8.75%, 06/15/2030(a)	641	996
1.00%, 08/16/2019	750	747	Juniper Networks Inc
1.75%, 03/17/2020	300	305	4.60%, 03/15/2021	500	541

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value(000	's)
Telecommunications (continued)			Transportation (continued)
Motorola Solutions Inc			Norfolk Southern Corp (continued)
4.00%, 09/01/2024	$500	$506	4.80%, 08/15/2043	$350	$406
Orange SA			4.84%, 10/01/2041	100	116
4.13%, 09/14/2021	128	142	7.25%, 02/15/2031	130	187
5.38%, 01/13/2042	102	123	Ryder System Inc
9.00%, 03/01/2031(a)	815	1,300	2.35%, 02/26/2019	200	203
Pacific Bell Telephone Co			2.45%, 09/03/2019	350	357
7.13%, 03/15/2026	377	488	Union Pacific Corp
Qwest Corp			4.15%, 01/15/2045	350	386
6.75%, 12/01/2021	200	223	4.16%, 07/15/2022	241	271
7.25%, 10/15/2035	200	198	4.75%, 09/15/2041	77	92
Rogers Communications Inc			United Parcel Service Inc
3.00%, 03/15/2023	400	416	1.13%, 10/01/2017	400	400
5.00%, 03/15/2044	500	581	3.13%, 01/15/2021	1,128	1,205
6.80%, 08/15/2018	108	118	4.88%, 11/15/2040	25	31
Telefonica Emisiones SAU			6.20%, 01/15/2038	23	33
5.13%, 04/27/2020	918	1,012			$11,707
7.05%, 06/20/2036	295	387	Trucking & Leasing - 0.01%
Verizon Communications Inc			GATX Corp
1.10%, 11/01/2017	100	100	4.75%, 06/15/2022	200	223
1.75%, 08/15/2021	1,000	989
2.45%, 11/01/2022	100	101	Water- 0.00%
2.63%, 02/21/2020	1,189	1,223	American Water Capital Corp
4.40%, 11/01/2034	750	794	6.59%, 10/15/2037	5	7
4.50%, 09/15/2020	400	439
4.60%, 04/01/2021	77	86	TOTAL BONDS		$737,765
4.67%, 03/15/2055	950	999		Principal
4.86%, 08/21/2046	2,600	2,912	MUNICIPAL BONDS - 1.01%	Amount (000's)	Value(000	's)
5.01%, 08/21/2054	700	773	California - 0.37%
5.15%, 09/15/2023	1,100	1,281	Bay Area Toll Authority
Vodafone Group PLC			6.26%, 04/01/2049	$300	$457
2.95%, 02/19/2023	200	205	6.92%, 04/01/2040	120	177
5.45%, 06/10/2019	180	198	City of Los Angeles Department of Airports
6.15%, 02/27/2037	201	243	6.58%, 05/15/2039	100	138
6.25%, 11/30/2032	500	613	City of San Francisco CA Public Utilities
		$33,790	Commission Water Revenue
Toys, Games & Hobbies - 0.03%			6.00%, 11/01/2040	200	266
Hasbro Inc			East Bay Municipal Utility District Water
3.15%, 05/15/2021	250	260	System Revenue
6.35%, 03/15/2040	25	30	5.87%, 06/01/2040	60	84
Mattel Inc			Los Angeles Community College District/CA
2.35%, 05/06/2019	250	254	6.60%, 08/01/2042	500	771
		$544	Los Angeles Department of Water
Transportation - 0.55%			6.01%, 07/01/2039	55	74
Burlington Northern Santa Fe LLC			Los Angeles Department of Water & Power
3.00%, 04/01/2025	500	525	6.57%, 07/01/2045	150	229
4.70%, 10/01/2019	783	860	Los Angeles Unified School District/CA
5.15%, 09/01/2043	350	435	5.75%, 07/01/2034	80	107
6.20%, 08/15/2036	500	676	5.76%, 07/01/2029	50	64
7.95%, 08/15/2030	77	117	6.76%, 07/01/2034	130	189
Canadian National Railway Co			Regents of the University of California
2.25%, 11/15/2022	200	203	Medical Center Pooled Revenue
3.50%, 11/15/2042	200	204	6.55%, 05/15/2048	250	359
5.55%, 03/01/2019	15	16	Sacramento Municipal Utility District
Canadian Pacific Railway Co			6.16%, 05/15/2036	120	158
3.70%, 02/01/2026	130	141	San Diego County Water Authority Financing
4.45%, 03/15/2023	128	142	Corp
4.80%, 09/15/2035	500	571	6.14%, 05/01/2049	460	656
CSX Corp			Santa Clara Valley Transportation Authority
3.35%, 11/01/2025	500	536	5.88%, 04/01/2032	25	32
3.70%, 11/01/2023	500	543	State of California
4.75%, 05/30/2042	277	317	6.65%, 03/01/2022	1,275	1,568
6.25%, 03/15/2018	82	88	7.30%, 10/01/2039	375	572
FedEx Corp			7.60%, 11/01/2040	180	293
2.63%, 08/01/2022	100	103	7.63%, 03/01/2040	280	446
3.25%, 04/01/2026	400	422	7.95%, 03/01/2036	500	600
3.88%, 08/01/2042	100	101	University of California
4.50%, 02/01/2065	500	519	1.80%, 07/01/2019	300	304
4.55%, 04/01/2046	400	444	3.93%, 05/15/2045	200	214
4.75%, 11/15/2045	500	571	5.77%, 05/15/2043	200	269
Norfolk Southern Corp					$8,027
3.25%, 12/01/2021	251	267
3.85%, 01/15/2024	200	219

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2016 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
Connecticut - 0.03%				New York (continued)
State of Connecticut				New York City Transitional Finance Authority
5.85%, 03/15/2032	$525	$675		Future Tax Secured Revenue
				5.51%, 08/01/2037	$250	$329
District of Columbia - 0.02%				New York City Water & Sewer System
District of Columbia Water & Sewer				5.72%, 06/15/2042	270	385
Authority				5.95%, 06/15/2042	125	181
4.81%, 10/01/2114	450	528		New York State Dormitory Authority
				5.60%, 03/15/2040	100	135
Florida - 0.01%				Port Authority of New York & New Jersey
State Board of Administration Finance Corp				4.46%, 10/01/2062	100	116
2.11%, 07/01/2018	200	203		4.96%, 08/01/2046	300	376
				Port Authority of New York & New
Georgia - 0.03%				Jersey (credit support from GO OF AUTH)
Municipal Electric Authority of Georgia				6.04%, 12/01/2029(e)	50	67
6.64%, 04/01/2057	151	205				$2,621
7.06%, 04/01/2057	200	248		Ohio- 0.02%
State of Georgia				American Municipal Power Inc
4.50%, 11/01/2025	175	201		6.27%, 02/15/2050	69	90
		$654		7.50%, 02/15/2050	75	113
Illinois - 0.09%				Ohio State University/The
Chicago Transit Authority				4.91%, 06/01/2040	125	159
6.20%, 12/01/2040	70	88				$362
6.90%, 12/01/2040	200	265		Pennsylvania - 0.03%
City of Chicago IL				State Public School Building Authority
6.31%, 01/01/2044	250	252		5.00%, 09/15/2027	500	550
City of Chicago IL Waterworks Revenue
6.74%, 11/01/2040	145	191		Tennessee - 0.03%
County of Cook IL				Metropolitan Government Nashville &
6.23%, 11/15/2034	102	127		Davidson County Health & Educational Facs
State of Illinois				Bd
4.95%, 06/01/2023	30	32		4.05%, 07/01/2026	600	652
5.10%, 06/01/2033	735	707
5.88%, 03/01/2019	345	373		Texas- 0.11%
7.35%, 07/01/2035	70	79		City of Houston TX Combined Utility System
		$2,114		Revenue
Kansas - 0.01%				3.83%, 05/15/2028	250	280
State of Kansas Department of				City of San Antonio TX Electric & Gas
Transportation				Systems Revenue
4.60%, 09/01/2035	115	139		5.72%, 02/01/2041	125	172
				5.81%, 02/01/2041	135	188
Nevada - 0.00%				Dallas Area Rapid Transit
County of Clark Department of Aviation				5.02%, 12/01/2048	50	66
6.82%, 07/01/2045	25	39		Dallas Convention Center Hotel Development
6.88%, 07/01/2042	70	79		Corp
		$118		7.09%, 01/01/2042	70	100
New Jersey - 0.10%				Dallas County Hospital District
New Jersey Economic Development				5.62%, 08/15/2044	83	111
Authority (credit support from AGM)				Dallas Independent School District (credit
0.00%, 02/15/2023(b),(e)	51	41		support from PSF-GTD)
New Jersey Economic Development				6.45%, 02/15/2035(e)	50	60
Authority (credit support from NATL)				Grand Parkway Transportation Corp
7.43%, 02/15/2029(e)	1,000	1,262		5.18%, 10/01/2042	300	390
New Jersey Transportation Trust Fund				State of Texas
Authority				4.68%, 04/01/2040	100	126
5.75%, 12/15/2028	190	213		5.52%, 04/01/2039	405	565
6.56%, 12/15/2040	210	252		Texas Transportation Commission State
New Jersey Turnpike Authority				Highway Fund
7.10%, 01/01/2041	147	224		5.18%, 04/01/2030	125	159
Rutgers The State University of New						$2,217
Jersey (credit support from GO OF UNIV)				Utah- 0.02%
5.67%, 05/01/2040(e)	130	166		State of Utah
		$2,158		3.54%, 07/01/2025	300	333
New York - 0.14%
City of New York NY				Washington - 0.00%
5.52%, 10/01/2037	25	33		State of Washington
5.85%, 06/01/2040	300	417		5.09%, 08/01/2033	20	25
Metropolitan Transportation Authority
6.55%, 11/15/2031	180	244
6.65%, 11/15/2039	100	142
6.81%, 11/15/2040	135	196

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2016 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Wisconsin - 0.00%				Federal Home Loan Mortgage Corporation (FHLMC) (continued)
State of Wisconsin (credit support from				3.00%, 09/01/2033	$296	$311
AGM)				3.00%, 09/01/2033	300	315
5.70%, 05/01/2026(e)	$50	$61		3.00%, 12/01/2034	114	120
				3.00%, 01/01/2035	77	81
TOTAL MUNICIPAL BONDS		$21,437		3.00%, 05/01/2035	889	934
U.S. GOVERNMENT & GOVERNMENT	Principal			3.00%, 01/01/2043	679	707
AGENCY OBLIGATIONS - 64.04%	Amount (000's)	Value(000	's)	3.00%, 01/01/2043	304	319
Federal Home Loan Mortgage Corporation (FHLMC) - 7.65%				3.00%, 01/01/2043	495	516
2.00%, 09/01/2028	$204	$208		3.00%, 04/01/2043	438	456
2.00%, 08/01/2029	886	902		3.00%, 05/01/2043	453	472
2.23%, 07/01/2043(a)	177	182		3.00%, 06/01/2043	259	269
2.40%, 10/01/2043(a)	480	495		3.00%, 06/01/2043	832	866
2.50%, 08/01/2027	156	162		3.00%, 07/01/2043	729	759
2.50%, 08/01/2027	151	157		3.00%, 07/01/2043	1,374	1,430
2.50%, 10/01/2027	281	292		3.00%, 07/01/2043	743	773
2.50%, 03/01/2028	634	657		3.00%, 07/01/2043	79	82
2.50%, 04/01/2028	46	47		3.00%, 08/01/2043	40	42
2.50%, 04/01/2028	131	136		3.00%, 08/01/2043	436	454
2.50%, 06/01/2028	149	154		3.00%, 08/01/2043	316	328
2.50%, 06/01/2028	165	171		3.00%, 08/01/2043	294	306
2.50%, 06/01/2028	810	840		3.00%, 08/01/2043	326	340
2.50%, 06/01/2028	326	338		3.00%, 08/01/2043	2,302	2,396
2.50%, 07/01/2028	544	565		3.00%, 08/01/2043	157	163
2.50%, 10/01/2028	275	285		3.00%, 09/01/2043	823	857
2.50%, 10/01/2028	321	333		3.00%, 09/01/2043	400	416
2.50%, 10/01/2029	732	759		3.00%, 09/01/2043	95	99
2.50%, 12/01/2029	891	924		3.00%, 09/01/2043	531	552
2.50%, 09/01/2030	1,397	1,449		3.00%, 10/01/2043	687	715
2.50%, 01/01/2031	117	121		3.00%, 10/01/2043	207	215
2.50%, 01/01/2031	191	198		3.00%, 03/01/2045	1,109	1,153
2.50%, 01/01/2031	1,003	1,041		3.00%, 04/01/2045	357	371
2.50%, 02/01/2031	159	165		3.00%, 06/01/2045	1,227	1,276
2.50%, 03/01/2031	466	483		3.00%, 07/01/2045	917	954
2.50%, 04/01/2031	1,193	1,237		3.00%, 07/01/2045	665	692
2.50%, 10/01/2031(f)	1,625	1,683		3.00%, 08/01/2045	1,339	1,393
2.50%, 11/01/2031(f)	500	517		3.00%, 08/01/2045	410	427
2.50%, 02/01/2043	240	243		3.00%, 08/01/2045	335	349
2.50%, 03/01/2043	186	188		3.00%, 12/01/2045	2,017	2,098
2.50%, 07/01/2045	187	189		3.00%, 03/01/2046	951	989
2.99%, 06/01/2038(a)	4	4		3.00%, 03/01/2046	397	413
3.00%, 04/01/2021	245	257		3.00%, 04/01/2046	1,353	1,408
3.00%, 01/01/2026	100	105		3.00%, 05/01/2046	291	302
3.00%, 01/01/2027	304	319		3.00%, 10/01/2046(f)	4,050	4,209
3.00%, 02/01/2027	194	205		3.00%, 11/01/2046(f)	2,350	2,437
3.00%, 02/01/2027	113	119		3.50%, 01/01/2019	33	35
3.00%, 02/01/2027	267	280		3.50%, 04/01/2021	244	258
3.00%, 03/01/2027	48	50		3.50%, 10/01/2023	119	125
3.00%, 03/01/2027	232	243		3.50%, 10/01/2025	18	19
3.00%, 05/01/2027	200	210		3.50%, 10/01/2025	13	14
3.00%, 06/01/2027	182	191		3.50%, 11/01/2025	14	15
3.00%, 09/01/2028	95	99		3.50%, 11/01/2025	40	43
3.00%, 10/01/2028	666	700		3.50%, 11/01/2025	5	6
3.00%, 07/01/2029	811	852		3.50%, 11/01/2025	32	34
3.00%, 07/01/2029	471	495		3.50%, 11/01/2025	9	9
3.00%, 07/01/2029	720	758		3.50%, 12/01/2025	35	37
3.00%, 08/01/2029	355	373		3.50%, 12/01/2025	11	12
3.00%, 09/01/2029	139	146		3.50%, 01/01/2026	552	583
3.00%, 10/01/2029	213	224		3.50%, 01/01/2026	23	24
3.00%, 11/01/2029	218	229		3.50%, 02/01/2026	19	21
3.00%, 11/01/2029	364	383		3.50%, 04/01/2026	55	58
3.00%, 12/01/2029	74	78		3.50%, 05/01/2026	61	65
3.00%, 07/01/2030	765	804		3.50%, 06/01/2026	14	15
3.00%, 09/01/2030	1,025	1,077		3.50%, 06/01/2026	8	9
3.00%, 11/01/2030	523	549		3.50%, 07/01/2026	8	9
3.00%, 11/01/2030	265	279		3.50%, 07/01/2026	52	55
3.00%, 11/01/2030	161	169		3.50%, 07/01/2026	37	39
3.00%, 01/01/2031	364	382		3.50%, 08/01/2026	31	33
3.00%, 04/01/2031	481	506		3.50%, 08/01/2026	111	118
3.00%, 02/01/2032	137	144		3.50%, 09/01/2026	43	46
3.00%, 05/01/2032	224	236		3.50%, 10/01/2026(f)	100	106
3.00%, 04/01/2033	356	375		3.50%, 10/01/2026	22	24
3.00%, 04/01/2033	355	373		3.50%, 01/01/2027	53	56
3.00%, 06/01/2033	215	226		3.50%, 12/01/2028	94	100

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 01/01/2029	$351	$371	4.00%, 02/01/2025	$12	$12
3.50%, 06/01/2029	371	392	4.00%, 03/01/2025	22	23
3.50%, 07/01/2029	136	143	4.00%, 03/01/2025	13	13
3.50%, 08/01/2029	93	98	4.00%, 04/01/2025	24	26
3.50%, 09/01/2029	85	90	4.00%, 06/01/2025	20	21
3.50%, 01/01/2030	44	46	4.00%, 06/01/2025	23	24
3.50%, 01/01/2032	190	202	4.00%, 06/01/2025	33	34
3.50%, 02/01/2032	119	127	4.00%, 06/01/2025	244	258
3.50%, 03/01/2032	145	155	4.00%, 07/01/2025	7	8
3.50%, 04/01/2032	137	146	4.00%, 07/01/2025	373	395
3.50%, 08/01/2032	112	120	4.00%, 08/01/2025	18	19
3.50%, 01/01/2034	131	140	4.00%, 08/01/2025	24	26
3.50%, 01/01/2035	273	291	4.00%, 09/01/2025	4	5
3.50%, 02/01/2035	240	255	4.00%, 10/01/2025	54	57
3.50%, 07/01/2035	260	277	4.00%, 02/01/2026	26	27
3.50%, 09/01/2035	611	651	4.00%, 05/01/2026	68	72
3.50%, 02/01/2041	53	56	4.00%, 07/01/2026	44	47
3.50%, 05/01/2041	413	437	4.00%, 12/01/2030	65	70
3.50%, 10/01/2041	52	55	4.00%, 08/01/2031	71	76
3.50%, 11/01/2041	51	54	4.00%, 10/01/2031	96	104
3.50%, 01/01/2042	116	123	4.00%, 11/01/2031	29	31
3.50%, 02/01/2042	58	61	4.00%, 12/01/2031	48	52
3.50%, 02/01/2042	668	707	4.00%, 11/01/2033	128	139
3.50%, 03/01/2042	15	15	4.00%, 01/01/2034	208	225
3.50%, 03/01/2042	61	64	4.00%, 07/01/2035	87	94
3.50%, 04/01/2042	172	183	4.00%, 06/01/2039	4	5
3.50%, 04/01/2042	146	155	4.00%, 07/01/2039	46	50
3.50%, 04/01/2042	130	137	4.00%, 09/01/2039	24	27
3.50%, 04/01/2042	165	175	4.00%, 12/01/2039	21	22
3.50%, 04/01/2042	39	41	4.00%, 12/01/2039	32	35
3.50%, 06/01/2042	114	120	4.00%, 01/01/2040	29	31
3.50%, 06/01/2042	110	116	4.00%, 03/01/2040	16	18
3.50%, 06/01/2042	411	435	4.00%, 09/01/2040	43	46
3.50%, 07/01/2042	582	616	4.00%, 09/01/2040	7	8
3.50%, 07/01/2042	699	739	4.00%, 10/01/2040(f)	625	670
3.50%, 08/01/2042	147	156	4.00%, 10/01/2040	41	44
3.50%, 08/01/2042	295	313	4.00%, 10/01/2040	85	91
3.50%, 08/01/2042	706	747	4.00%, 12/01/2040	52	56
3.50%, 02/01/2043	681	721	4.00%, 12/01/2040	41	44
3.50%, 08/01/2043	61	65	4.00%, 12/01/2040	108	117
3.50%, 02/01/2044	758	801	4.00%, 12/01/2040	61	67
3.50%, 06/01/2044	1,281	1,351	4.00%, 12/01/2040	61	65
3.50%, 08/01/2044	796	839	4.00%, 02/01/2041	93	101
3.50%, 09/01/2044	689	727	4.00%, 02/01/2041	404	435
3.50%, 02/01/2045	759	800	4.00%, 02/01/2041	126	136
3.50%, 03/01/2045	1,059	1,117	4.00%, 04/01/2041	48	51
3.50%, 06/01/2045	1,126	1,188	4.00%, 07/01/2041	36	39
3.50%, 07/01/2045	1,960	2,068	4.00%, 08/01/2041	35	38
3.50%, 09/01/2045	53	56	4.00%, 08/01/2041	81	87
3.50%, 09/01/2045	1,113	1,174	4.00%, 10/01/2041	121	131
3.50%, 10/01/2045	1,235	1,303	4.00%, 10/01/2041	115	124
3.50%, 11/01/2045	1,304	1,376	4.00%, 10/01/2041	45	48
3.50%, 12/01/2045	184	194	4.00%, 10/01/2041	53	57
3.50%, 12/01/2045	1,567	1,653	4.00%, 10/01/2041	14	15
3.50%, 12/01/2045	976	1,030	4.00%, 11/01/2041	125	135
3.50%, 01/01/2046	186	196	4.00%, 11/01/2041	80	86
3.50%, 03/01/2046	412	435	4.00%, 11/01/2041	223	241
3.50%, 03/01/2046	3,120	3,291	4.00%, 03/01/2042	131	141
3.50%, 03/01/2046	780	823	4.00%, 06/01/2042	252	271
3.50%, 04/01/2046	386	407	4.00%, 06/01/2042	228	245
3.50%, 05/01/2046	977	1,030	4.00%, 08/01/2043	968	1,045
3.50%, 06/01/2046	1,381	1,457	4.00%, 11/01/2043	24	26
3.50%, 10/01/2046(f)	11,350	11,974	4.00%, 01/01/2044	270	290
3.50%, 11/01/2046(f)	150	158	4.00%, 02/01/2044	639	691
4.00%, 05/01/2018	4	4	4.00%, 02/01/2044	141	151
4.00%, 05/01/2018	44	46	4.00%, 02/01/2044	337	361
4.00%, 10/01/2018	35	36	4.00%, 03/01/2044	183	200
4.00%, 04/01/2019	9	9	4.00%, 04/01/2044	935	1,003
4.00%, 10/01/2020	43	44	4.00%, 05/01/2044	105	112
4.00%, 05/01/2024	45	48	4.00%, 05/01/2044	246	264
4.00%, 05/01/2024	89	94	4.00%, 07/01/2044	581	624
4.00%, 12/01/2024	12	13	4.00%, 07/01/2044	779	836
4.00%, 01/01/2025	27	29	4.00%, 07/01/2044	140	151

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 10/01/2044	$660	$708	4.50%, 08/01/2040	$26	$29
4.00%, 11/01/2044	1,066	1,145	4.50%, 08/01/2040	52	57
4.00%, 12/01/2044	1,477	1,584	4.50%, 08/01/2040	26	29
4.00%, 12/01/2044	25	27	4.50%, 08/01/2040	104	115
4.00%, 01/01/2045	403	433	4.50%, 09/01/2040	24	26
4.00%, 02/01/2045	32	34	4.50%, 09/01/2040	15	17
4.00%, 02/01/2045	706	757	4.50%, 09/01/2040	23	26
4.00%, 04/01/2045	543	582	4.50%, 10/01/2040	264	290
4.00%, 04/01/2045	29	31	4.50%, 02/01/2041	51	56
4.00%, 05/01/2045	252	270	4.50%, 03/01/2041	72	79
4.00%, 06/01/2045	547	587	4.50%, 03/01/2041	489	538
4.00%, 07/01/2045	505	542	4.50%, 03/01/2041	526	578
4.00%, 08/01/2045	2,005	2,150	4.50%, 03/01/2041	676	742
4.00%, 08/01/2045	216	231	4.50%, 04/01/2041	96	105
4.00%, 08/01/2045	207	222	4.50%, 04/01/2041	63	69
4.00%, 08/01/2045	98	105	4.50%, 05/01/2041	106	116
4.00%, 09/01/2045	585	628	4.50%, 05/01/2041	35	39
4.00%, 09/01/2045	29	32	4.50%, 05/01/2041	105	115
4.00%, 09/01/2045	2,300	2,467	4.50%, 06/01/2041	57	62
4.00%, 10/01/2045	1,308	1,403	4.50%, 06/01/2041	28	31
4.00%, 11/01/2045	1,400	1,502	4.50%, 06/01/2041	53	59
4.00%, 01/01/2046	181	194	4.50%, 06/01/2041	38	41
4.50%, 05/01/2018	17	17	4.50%, 07/01/2041	65	71
4.50%, 08/01/2018	39	40	4.50%, 07/01/2041	64	70
4.50%, 11/01/2018	10	10	4.50%, 08/01/2041	46	50
4.50%, 04/01/2019	9	9	4.50%, 09/01/2041	518	568
4.50%, 04/01/2023	11	11	4.50%, 10/01/2041	94	103
4.50%, 01/01/2024	6	7	4.50%, 11/01/2041	521	574
4.50%, 01/01/2024	13	13	4.50%, 03/01/2042	88	97
4.50%, 04/01/2024	91	98	4.50%, 09/01/2043	368	404
4.50%, 05/01/2024	163	178	4.50%, 09/01/2043	59	65
4.50%, 07/01/2024	13	13	4.50%, 10/01/2043	21	23
4.50%, 09/01/2024	21	22	4.50%, 11/01/2043	26	28
4.50%, 09/01/2024	24	26	4.50%, 11/01/2043	126	138
4.50%, 11/01/2024	147	158	4.50%, 11/01/2043	70	77
4.50%, 04/01/2025	21	23	4.50%, 11/01/2043	229	251
4.50%, 05/01/2025	19	19	4.50%, 11/01/2043	183	202
4.50%, 07/01/2025	25	26	4.50%, 01/01/2044	285	311
4.50%, 09/01/2026	183	195	4.50%, 01/01/2044	319	349
4.50%, 02/01/2030	23	25	4.50%, 03/01/2044	353	386
4.50%, 08/01/2030	18	19	4.50%, 03/01/2044	121	132
4.50%, 05/01/2031	22	24	4.50%, 05/01/2044	299	327
4.50%, 06/01/2031	145	159	4.50%, 05/01/2044	528	577
4.50%, 05/01/2034	1	1	4.50%, 07/01/2044	214	234
4.50%, 08/01/2035	63	69	4.50%, 07/01/2044	136	149
4.50%, 08/01/2035	134	148	4.50%, 09/01/2044	200	219
4.50%, 08/01/2036	22	24	4.50%, 07/01/2045	75	82
4.50%, 02/01/2039	53	58	4.50%, 09/01/2045	178	195
4.50%, 02/01/2039	2	2	4.50%, 10/01/2045	200	220
4.50%, 03/01/2039	34	38	5.00%, 05/01/2018	2	2
4.50%, 04/01/2039	75	83	5.00%, 08/01/2018	6	6
4.50%, 05/01/2039	216	238	5.00%, 10/01/2018	13	13
4.50%, 06/01/2039	45	49	5.00%, 04/01/2019	5	5
4.50%, 06/01/2039	234	257	5.00%, 12/01/2019	14	15
4.50%, 09/01/2039	388	427	5.00%, 12/01/2021	28	29
4.50%, 10/01/2039	91	102	5.00%, 02/01/2022	7	7
4.50%, 10/01/2039	173	191	5.00%, 09/01/2022	8	9
4.50%, 11/01/2039	45	49	5.00%, 06/01/2023	6	6
4.50%, 11/01/2039	24	26	5.00%, 06/01/2023	158	170
4.50%, 11/01/2039	64	70	5.00%, 09/01/2023	139	153
4.50%, 11/01/2039	68	74	5.00%, 12/01/2023	73	79
4.50%, 12/01/2039	34	38	5.00%, 04/01/2024	56	62
4.50%, 12/01/2039	103	114	5.00%, 07/01/2024	8	9
4.50%, 02/01/2040	94	106	5.00%, 06/01/2025	10	10
4.50%, 02/01/2040	60	66	5.00%, 06/01/2026	57	60
4.50%, 02/01/2040	89	99	5.00%, 08/01/2026	101	112
4.50%, 02/01/2040	14	15	5.00%, 12/01/2027	52	57
4.50%, 04/01/2040	67	74	5.00%, 02/01/2030	10	11
4.50%, 05/01/2040	21	23	5.00%, 03/01/2030	7	8
4.50%, 05/01/2040	80	89	5.00%, 07/01/2031	181	201
4.50%, 07/01/2040	60	67	5.00%, 08/01/2033	7	8
4.50%, 07/01/2040	63	69	5.00%, 08/01/2033	56	62
4.50%, 08/01/2040	37	40	5.00%, 09/01/2033	19	22

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.00%, 09/01/2033	$9	$10	5.50%, 02/01/2035	$27	$31
5.00%, 03/01/2034	13	14	5.50%, 03/01/2035	19	22
5.00%, 04/01/2034	128	142	5.50%, 05/01/2035	23	26
5.00%, 04/01/2034	24	27	5.50%, 11/01/2035	30	34
5.00%, 05/01/2034	41	47	5.50%, 04/01/2036	393	445
5.00%, 05/01/2035	43	48	5.50%, 05/01/2036	36	40
5.00%, 06/01/2035	230	257	5.50%, 05/01/2036	9	10
5.00%, 08/01/2035	6	7	5.50%, 07/01/2036	110	124
5.00%, 08/01/2035	14	16	5.50%, 07/01/2036	30	34
5.00%, 09/01/2035	39	43	5.50%, 11/01/2036	13	15
5.00%, 09/01/2035	15	17	5.50%, 12/01/2036	232	262
5.00%, 10/01/2035	17	19	5.50%, 12/01/2036	5	6
5.00%, 11/01/2035	69	78	5.50%, 12/01/2036	1	1
5.00%, 12/01/2035	40	45	5.50%, 12/01/2036	202	229
5.00%, 12/01/2035	63	70	5.50%, 01/01/2037	209	238
5.00%, 04/01/2036	2	3	5.50%, 02/01/2037	84	95
5.00%, 06/01/2036	8	8	5.50%, 02/01/2037	1	1
5.00%, 08/01/2036	33	37	5.50%, 07/01/2037	14	16
5.00%, 01/01/2037	73	81	5.50%, 07/01/2037	3	3
5.00%, 01/01/2038	330	366	5.50%, 09/01/2037	8	9
5.00%, 02/01/2038	183	202	5.50%, 11/01/2037	10	11
5.00%, 02/01/2038	19	21	5.50%, 01/01/2038	47	53
5.00%, 03/01/2038	2	3	5.50%, 01/01/2038	8	9
5.00%, 06/01/2038	7	8	5.50%, 04/01/2038	32	36
5.00%, 09/01/2038	2	2	5.50%, 04/01/2038	5	5
5.00%, 09/01/2038	13	15	5.50%, 04/01/2038	2	2
5.00%, 11/01/2038	24	26	5.50%, 05/01/2038	9	10
5.00%, 11/01/2038	401	444	5.50%, 05/01/2038	5	6
5.00%, 12/01/2038	367	406	5.50%, 06/01/2038	117	133
5.00%, 01/01/2039	391	433	5.50%, 06/01/2038	2	2
5.00%, 01/01/2039	36	40	5.50%, 06/01/2038	11	13
5.00%, 02/01/2039	21	23	5.50%, 07/01/2038	26	29
5.00%, 03/01/2039	34	38	5.50%, 07/01/2038	5	5
5.00%, 06/01/2039	9	10	5.50%, 07/01/2038	4	5
5.00%, 07/01/2039	29	32	5.50%, 08/01/2038	34	38
5.00%, 09/01/2039	75	84	5.50%, 09/01/2038	160	181
5.00%, 09/01/2039	576	638	5.50%, 09/01/2038	9	10
5.00%, 10/01/2039	56	63	5.50%, 10/01/2038	5	6
5.00%, 01/01/2040	377	417	5.50%, 10/01/2038	113	126
5.00%, 01/01/2040	97	109	5.50%, 11/01/2038	5	6
5.00%, 03/01/2040	15	17	5.50%, 11/01/2038	1	1
5.00%, 07/01/2040	54	60	5.50%, 12/01/2038	122	138
5.00%, 07/01/2040	59	65	5.50%, 01/01/2039	18	20
5.00%, 08/01/2040	43	48	5.50%, 02/01/2039	188	211
5.00%, 08/01/2040	160	177	5.50%, 03/01/2039	350	396
5.00%, 09/01/2040	155	173	5.50%, 04/01/2039	24	28
5.00%, 02/01/2041	741	823	5.50%, 09/01/2039	50	57
5.00%, 04/01/2041	248	276	5.50%, 12/01/2039	37	41
5.00%, 04/01/2041	46	51	5.50%, 01/01/2040	36	42
5.00%, 05/01/2041	9	10	5.50%, 03/01/2040	5	6
5.00%, 06/01/2041	187	209	5.50%, 06/01/2040	47	53
5.00%, 07/01/2041	54	59	5.50%, 06/01/2041	471	534
5.00%, 09/01/2041	70	77	5.50%, 06/01/2041	46	52
5.00%, 10/01/2041	151	168	6.00%, 05/01/2021	1	1
5.00%, 10/01/2041(f)	800	886	6.00%, 11/01/2022	6	6
5.00%, 10/01/2041	81	90	6.00%, 02/01/2027	18	20
5.00%, 11/01/2041	224	249	6.00%, 07/01/2029	4	5
5.00%, 11/01/2041(f)	250	277	6.00%, 07/01/2029	1	1
5.50%, 02/01/2017	1	1	6.00%, 02/01/2031	4	4
5.50%, 01/01/2018	3	3	6.00%, 12/01/2031	3	4
5.50%, 01/01/2018	1	1	6.00%, 01/01/2032	26	31
5.50%, 01/01/2022	7	7	6.00%, 11/01/2033	45	51
5.50%, 04/01/2023	25	27	6.00%, 06/01/2034	36	42
5.50%, 01/01/2028	129	144	6.00%, 08/01/2034	5	6
5.50%, 12/01/2032	48	54	6.00%, 05/01/2036	18	20
5.50%, 03/01/2033	4	4	6.00%, 06/01/2036	41	48
5.50%, 12/01/2033	2	2	6.00%, 11/01/2036	36	42
5.50%, 01/01/2034	13	15	6.00%, 12/01/2036	197	226
5.50%, 01/01/2034	84	96	6.00%, 02/01/2037	3	3
5.50%, 02/01/2034	143	160	6.00%, 03/01/2037	1	1
5.50%, 03/01/2034	32	37	6.00%, 05/01/2037	2	3
5.50%, 10/01/2034	2	2	6.00%, 10/01/2037	17	19
5.50%, 10/01/2034	13	14	6.00%, 11/01/2037	20	22

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal National Mortgage Association (FNMA) (continued)
6.00%, 12/01/2037	$82	$94	2.50%, 04/01/2030	$22	$22
6.00%, 12/01/2037	4	4	2.50%, 04/01/2030	455	472
6.00%, 01/01/2038	21	24	2.50%, 05/01/2030	1,050	1,089
6.00%, 01/01/2038(a)	7	8	2.50%, 06/01/2030	111	115
6.00%, 01/01/2038	19	22	2.50%, 06/01/2030	580	601
6.00%, 01/01/2038	66	76	2.50%, 06/01/2030	154	159
6.00%, 01/01/2038	16	18	2.50%, 06/01/2030	103	107
6.00%, 01/01/2038	5	6	2.50%, 08/01/2030	246	255
6.00%, 04/01/2038	144	165	2.50%, 08/01/2030	1,062	1,101
6.00%, 05/01/2038	26	30	2.50%, 12/01/2030	1,287	1,334
6.00%, 07/01/2038	7	8	2.50%, 01/01/2031	500	518
6.00%, 07/01/2038	16	19	2.50%, 01/01/2031	290	301
6.00%, 08/01/2038	8	9	2.50%, 02/01/2031	438	455
6.00%, 09/01/2038	13	16	2.50%, 02/01/2031	436	452
6.00%, 09/01/2038	7	8	2.50%, 05/01/2031	286	297
6.00%, 12/01/2039	4	4	2.50%, 06/01/2031	470	488
6.50%, 06/01/2017	1	1	2.50%, 10/01/2031(f)	2,425	2,512
6.50%, 04/01/2028	1	1	2.50%, 11/01/2031(f)	400	414
6.50%, 03/01/2029	1	2	2.50%, 11/01/2032	70	72
6.50%, 05/01/2031	4	4	2.50%, 07/01/2033	147	151
6.50%, 06/01/2031	1	1	2.50%, 01/01/2043	732	742
6.50%, 10/01/2031	1	1	2.50%, 07/01/2043	68	68
6.50%, 05/01/2032	1	1	2.50%, 08/01/2043	188	190
6.50%, 04/01/2035	2	2	2.50%, 10/01/2043	431	437
6.50%, 09/01/2036	9	10	2.50%, 05/01/2046	99	100
6.50%, 10/01/2037	20	23	2.51%, 07/01/2041	32	34
6.50%, 11/01/2037	11	13	2.57%, 02/01/2042(a)	65	68
6.50%, 12/01/2037	1	1	2.67%, 12/01/2043(a)	79	82
6.50%, 02/01/2038	3	4	2.69%, 11/01/2043(a)	200	207
6.50%, 09/01/2038	14	17	2.81%, 01/01/2042(a)	72	75
6.50%, 10/01/2038	4	5	2.85%, 02/01/2042(a)	47	49
6.50%, 01/01/2039	7	8	2.95%, 05/01/2042(a)	312	324
6.50%, 09/01/2039	19	23	3.00%, 09/01/2026	75	79
7.00%, 10/01/2029	1	1	3.00%, 11/01/2026	92	97
7.00%, 09/01/2031	5	6	3.00%, 11/01/2026	261	274
7.00%, 09/01/2038	4	5	3.00%, 01/01/2027	71	75
7.50%, 07/01/2029	19	22	3.00%, 02/01/2027	63	66
7.50%, 10/01/2030	2	2	3.00%, 02/01/2027	457	480
		$162,673	3.00%, 04/01/2027	103	108
Federal National Mortgage Association (FNMA) - 12.24%			3.00%, 04/01/2027	111	117
2.00%, 08/01/2028	190	193	3.00%, 07/01/2027	308	324
2.00%, 09/01/2028	270	276	3.00%, 08/01/2027	337	354
2.00%, 11/01/2028	54	55	3.00%, 10/01/2027	287	302
2.00%, 01/01/2029	21	22	3.00%, 10/01/2028	581	611
2.00%, 05/01/2029	804	820	3.00%, 11/01/2028	366	384
2.00%, 05/01/2030	432	438	3.00%, 12/01/2028	40	42
2.17%, 05/01/2043(a)	321	330	3.00%, 12/01/2028	58	61
2.38%, 01/01/2036(a)	4	4	3.00%, 02/01/2029	278	292
2.50%, 12/01/2027	17	18	3.00%, 03/01/2029	240	252
2.50%, 01/01/2028	289	299	3.00%, 03/01/2029	488	512
2.50%, 02/01/2028	73	76	3.00%, 04/01/2029	342	359
2.50%, 06/01/2028	19	20	3.00%, 04/01/2029	67	70
2.50%, 06/01/2028	458	475	3.00%, 05/01/2029	127	134
2.50%, 07/01/2028	326	338	3.00%, 05/01/2029	78	82
2.50%, 08/01/2028	20	20	3.00%, 05/01/2029	267	281
2.50%, 08/01/2028	341	354	3.00%, 06/01/2029	178	187
2.50%, 08/01/2028	158	164	3.00%, 07/01/2029	17	18
2.50%, 08/01/2028	316	328	3.00%, 07/01/2029	171	179
2.50%, 09/01/2028	139	144	3.00%, 08/01/2029	305	320
2.50%, 09/01/2028	392	407	3.00%, 08/01/2029	32	34
2.50%, 10/01/2028	440	456	3.00%, 08/01/2029	293	308
2.50%, 05/01/2029	68	71	3.00%, 08/01/2029	379	398
2.50%, 06/01/2029	652	676	3.00%, 10/01/2029	345	362
2.50%, 07/01/2029	319	331	3.00%, 10/01/2029	200	210
2.50%, 07/01/2029	484	502	3.00%, 10/01/2029	218	229
2.50%, 07/01/2029	190	197	3.00%, 10/01/2029	178	187
2.50%, 09/01/2029	451	467	3.00%, 11/01/2029	153	161
2.50%, 09/01/2029	68	70	3.00%, 01/01/2030	417	438
2.50%, 12/01/2029	110	114	3.00%, 01/01/2030	913	959
2.50%, 12/01/2029	81	84	3.00%, 01/01/2030	110	116
2.50%, 12/01/2029	401	415	3.00%, 01/01/2030	1,004	1,054
2.50%, 01/01/2030	344	356	3.00%, 06/01/2030	518	544
2.50%, 02/01/2030	153	158	3.00%, 06/01/2030	551	578

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.00%, 08/01/2030	$422	$443		3.00%, 12/01/2043	$24	$25
3.00%, 09/01/2030	196	206		3.00%, 01/01/2044	179	186
3.00%, 09/01/2030	947	995		3.00%, 01/01/2045	35	36
3.00%, 10/01/2030	576	605		3.00%, 01/01/2045	1,027	1,068
3.00%, 11/01/2030	100	105		3.00%, 05/01/2045	1,176	1,224
3.00%, 11/01/2030	455	478		3.00%, 06/01/2045	33	34
3.00%, 02/01/2031	247	260		3.00%, 06/01/2045	87	91
3.00%, 09/01/2031	100	105		3.00%, 09/01/2045	196	204
3.00%, 08/01/2032	461	485		3.00%, 09/01/2045	214	223
3.00%, 10/01/2032	497	522		3.00%, 10/01/2045	806	839
3.00%, 08/01/2033	1,165	1,224		3.00%, 11/01/2045	191	199
3.00%, 12/01/2033	527	558		3.00%, 11/01/2045	434	452
3.00%, 05/01/2034	302	318		3.00%, 12/01/2045	129	134
3.00%, 10/01/2034	138	144		3.00%, 12/01/2045	85	88
3.00%, 11/01/2034	143	150		3.00%, 12/01/2045	959	997
3.00%, 02/01/2035	92	96		3.00%, 12/01/2045	102	107
3.00%, 02/01/2035	385	404		3.00%, 01/01/2046	590	613
3.00%, 03/01/2035	160	168		3.00%, 01/01/2046	26	27
3.00%, 04/01/2035	165	174		3.00%, 02/01/2046	37	38
3.00%, 06/01/2035	353	370		3.00%, 02/01/2046	396	412
3.00%, 07/01/2035	133	139		3.00%, 02/01/2046	631	656
3.00%, 11/01/2035	204	215		3.00%, 02/01/2046	1,161	1,208
3.00%, 07/01/2036	296	312		3.00%, 03/01/2046	121	126
3.00%, 04/01/2042	313	326		3.00%, 04/01/2046	992	1,032
3.00%, 09/01/2042	158	165		3.00%, 05/01/2046	622	647
3.00%, 12/01/2042	170	177		3.00%, 05/01/2046	156	162
3.00%, 02/01/2043	696	725		3.00%, 05/01/2046	410	426
3.00%, 02/01/2043	685	717		3.00%, 06/01/2046	274	285
3.00%, 04/01/2043	1,538	1,603		3.00%, 07/01/2046	1,111	1,156
3.00%, 04/01/2043	424	442		3.00%, 08/01/2046	324	338
3.00%, 04/01/2043	687	716		3.00%, 08/01/2046	1,073	1,116
3.00%, 04/01/2043	697	726		3.00%, 09/01/2046	325	338
3.00%, 04/01/2043	539	561		3.00%, 09/01/2046	519	540
3.00%, 04/01/2043	581	605		3.00%, 10/01/2046(f)	6,550	6,808
3.00%, 04/01/2043	947	986		3.00%, 11/01/2046(f)	2,875	2,981
3.00%, 04/01/2043	384	401		3.05%, 12/01/2041(a)	39	41
3.00%, 04/01/2043	530	552		3.16%, 12/01/2040(a)	24	25
3.00%, 05/01/2043	519	541		3.42%, 05/01/2041(a)	27	29
3.00%, 05/01/2043	780	813		3.49%, 02/01/2041(a)	29	30
3.00%, 05/01/2043	423	440		3.50%, 04/01/2022	205	216
3.00%, 05/01/2043	85	88		3.50%, 03/01/2023	200	211
3.00%, 06/01/2043	1,350	1,406		3.50%, 08/01/2025	23	24
3.00%, 06/01/2043	523	544		3.50%, 10/01/2025	18	19
3.00%, 06/01/2043	27	28		3.50%, 11/01/2025	274	289
3.00%, 06/01/2043	715	744		3.50%, 11/01/2025	22	23
3.00%, 06/01/2043	703	733		3.50%, 12/01/2025	40	43
3.00%, 06/01/2043	36	38		3.50%, 12/01/2025	124	131
3.00%, 07/01/2043	220	229		3.50%, 12/01/2025	23	24
3.00%, 07/01/2043	179	186		3.50%, 01/01/2026	28	30
3.00%, 07/01/2043	47	49		3.50%, 01/01/2026	645	681
3.00%, 07/01/2043	574	598		3.50%, 01/01/2026	76	80
3.00%, 07/01/2043	396	412		3.50%, 02/01/2026	195	206
3.00%, 07/01/2043	327	340		3.50%, 03/01/2026	8	8
3.00%, 07/01/2043	988	1,029		3.50%, 03/01/2026	545	575
3.00%, 08/01/2043	249	260		3.50%, 03/01/2026	192	203
3.00%, 08/01/2043	97	102		3.50%, 05/01/2026	11	12
3.00%, 08/01/2043	1,200	1,250		3.50%, 06/01/2026	62	65
3.00%, 08/01/2043	357	371		3.50%, 07/01/2026	11	11
3.00%, 08/01/2043	635	661		3.50%, 08/01/2026	8	8
3.00%, 08/01/2043	162	169		3.50%, 08/01/2026	91	96
3.00%, 08/01/2043	362	377		3.50%, 09/01/2026	375	396
3.00%, 08/01/2043	891	928		3.50%, 10/01/2026	32	34
3.00%, 09/01/2043	988	1,029		3.50%, 12/01/2026	429	453
3.00%, 09/01/2043	29	30		3.50%, 12/01/2026	116	122
3.00%, 09/01/2043	416	434		3.50%, 01/01/2027	74	78
3.00%, 09/01/2043	20	21		3.50%, 01/01/2027	130	137
3.00%, 09/01/2043	20	21		3.50%, 02/01/2027	278	294
3.00%, 10/01/2043	243	253		3.50%, 11/01/2028	404	425
3.00%, 10/01/2043	1,275	1,328		3.50%, 12/01/2028	19	20
3.00%, 11/01/2043	369	384		3.50%, 12/01/2028	212	224
3.00%, 11/01/2043	242	252		3.50%, 01/01/2029	225	237
3.00%, 11/01/2043	152	158		3.50%, 03/01/2029	357	376
3.00%, 11/01/2043	142	147		3.50%, 03/01/2029	24	26

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.50%, 12/01/2029	$194	$205		3.50%, 10/01/2044	$360	$380
3.50%, 12/01/2029	92	97		3.50%, 10/01/2044	35	37
3.50%, 04/01/2030	179	189		3.50%, 11/01/2044	1,042	1,099
3.50%, 11/01/2030	43	45		3.50%, 12/01/2044	896	945
3.50%, 01/01/2031	14	15		3.50%, 12/01/2044	930	981
3.50%, 04/01/2031	29	31		3.50%, 12/01/2044	175	185
3.50%, 04/01/2032	124	132		3.50%, 02/01/2045	142	150
3.50%, 05/01/2032	271	289		3.50%, 04/01/2045	1,099	1,160
3.50%, 06/01/2032	460	492		3.50%, 05/01/2045	359	379
3.50%, 07/01/2032	172	183		3.50%, 05/01/2045	44	47
3.50%, 09/01/2032	268	286		3.50%, 07/01/2045	185	196
3.50%, 09/01/2033	129	137		3.50%, 07/01/2045	915	965
3.50%, 10/01/2033	262	279		3.50%, 08/01/2045	1,168	1,233
3.50%, 11/01/2033	270	287		3.50%, 08/01/2045	1,113	1,174
3.50%, 01/01/2034	192	204		3.50%, 09/01/2045	1,167	1,232
3.50%, 06/01/2034	361	384		3.50%, 09/01/2045	600	633
3.50%, 08/01/2034	99	105		3.50%, 09/01/2045	1,067	1,126
3.50%, 11/01/2034	222	236		3.50%, 11/01/2045	1,163	1,226
3.50%, 12/01/2035	502	534		3.50%, 11/01/2045	36	38
3.50%, 10/01/2040	13	14		3.50%, 11/01/2045	470	496
3.50%, 11/01/2040	50	53		3.50%, 11/01/2045	911	961
3.50%, 12/01/2040	56	60		3.50%, 12/01/2045	1,054	1,112
3.50%, 01/01/2041	38	40		3.50%, 12/01/2045	937	988
3.50%, 02/01/2041	22	23		3.50%, 01/01/2046	1,300	1,371
3.50%, 02/01/2041	24	25		3.50%, 02/01/2046	837	883
3.50%, 03/01/2041	127	134		3.50%, 02/01/2046	167	176
3.50%, 03/01/2041	86	91		3.50%, 03/01/2046	1,299	1,370
3.50%, 10/01/2041	228	241		3.50%, 03/01/2046	929	980
3.50%, 12/01/2041	233	247		3.50%, 03/01/2046	904	954
3.50%, 12/01/2041	653	689		3.50%, 06/01/2046	225	238
3.50%, 12/01/2041	716	758		3.50%, 10/01/2046(f)	25,225	26,616
3.50%, 01/01/2042	125	132		3.56%, 01/01/2040(a)	23	24
3.50%, 01/01/2042	238	251		3.59%, 08/01/2040(a)	16	17
3.50%, 01/01/2042	129	137		3.61%, 05/01/2041(a)	19	20
3.50%, 02/01/2042	55	59		4.00%, 08/01/2018	166	171
3.50%, 02/01/2042	27	28		4.00%, 09/01/2018	64	66
3.50%, 03/01/2042	59	63		4.00%, 09/01/2018	27	28
3.50%, 03/01/2042	137	145		4.00%, 09/01/2018	17	18
3.50%, 03/01/2042	76	80		4.00%, 05/01/2019	77	80
3.50%, 03/01/2042	161	171		4.00%, 07/01/2019	10	10
3.50%, 03/01/2042	497	527		4.00%, 03/01/2024	81	86
3.50%, 03/01/2042	274	291		4.00%, 05/01/2024	19	20
3.50%, 04/01/2042	122	129		4.00%, 05/01/2024	15	16
3.50%, 04/01/2042	149	158		4.00%, 06/01/2024	31	33
3.50%, 04/01/2042	108	114		4.00%, 07/01/2024	29	31
3.50%, 04/01/2042	95	101		4.00%, 09/01/2024	14	15
3.50%, 05/01/2042	165	175		4.00%, 10/01/2024	117	124
3.50%, 07/01/2042	307	325		4.00%, 11/01/2024	6	7
3.50%, 07/01/2042	179	189		4.00%, 01/01/2025	23	24
3.50%, 08/01/2042	217	230		4.00%, 03/01/2025	22	22
3.50%, 09/01/2042	169	179		4.00%, 04/01/2025	123	128
3.50%, 09/01/2042	76	80		4.00%, 04/01/2025	8	9
3.50%, 10/01/2042	20	21		4.00%, 05/01/2025	22	24
3.50%, 10/01/2042	596	632		4.00%, 05/01/2025	28	29
3.50%, 04/01/2043	153	162		4.00%, 05/01/2025	3	3
3.50%, 04/01/2043	290	308		4.00%, 05/01/2025	7	8
3.50%, 05/01/2043	395	418		4.00%, 05/01/2025	22	23
3.50%, 05/01/2043	939	999		4.00%, 06/01/2025	7	8
3.50%, 05/01/2043	772	823		4.00%, 06/01/2025	21	22
3.50%, 06/01/2043	768	819		4.00%, 07/01/2025	38	40
3.50%, 06/01/2043	456	483		4.00%, 08/01/2025	25	26
3.50%, 07/01/2043	431	460		4.00%, 09/01/2025	27	28
3.50%, 08/01/2043	224	239		4.00%, 11/01/2025	35	37
3.50%, 08/01/2043	982	1,039		4.00%, 12/01/2025	46	48
3.50%, 09/01/2043	798	849		4.00%, 01/01/2026	131	135
3.50%, 09/01/2043	286	303		4.00%, 01/01/2026	88	93
3.50%, 12/01/2043	252	266		4.00%, 01/01/2026	23	25
3.50%, 01/01/2044	69	73		4.00%, 03/01/2026	102	108
3.50%, 02/01/2044	654	690		4.00%, 03/01/2026	5	5
3.50%, 02/01/2044	334	353		4.00%, 03/01/2026	57	61
3.50%, 04/01/2044	70	74		4.00%, 05/01/2026	32	34
3.50%, 10/01/2044	1,039	1,096		4.00%, 06/01/2026	31	33
3.50%, 10/01/2044	101	107		4.00%, 07/01/2026	30	32

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.00%, 08/01/2026	$137	$144		4.00%, 05/01/2042	$643	$693
4.00%, 09/01/2026	65	70		4.00%, 02/01/2043	233	251
4.00%, 04/01/2029	8	9		4.00%, 02/01/2043	118	127
4.00%, 10/01/2030	24	26		4.00%, 08/01/2043	177	190
4.00%, 12/01/2030	205	222		4.00%, 09/01/2043	135	145
4.00%, 02/01/2031	69	75		4.00%, 09/01/2043	32	35
4.00%, 07/01/2031	44	47		4.00%, 12/01/2043	268	288
4.00%, 10/01/2031	171	185		4.00%, 01/01/2044	719	779
4.00%, 11/01/2031	41	44		4.00%, 02/01/2044	62	66
4.00%, 12/01/2031	33	36		4.00%, 04/01/2044	846	909
4.00%, 01/01/2032	51	56		4.00%, 06/01/2044	713	773
4.00%, 09/01/2033	361	391		4.00%, 06/01/2044	130	140
4.00%, 01/01/2036	367	399		4.00%, 06/01/2044	484	520
4.00%, 03/01/2039	12	13		4.00%, 07/01/2044	681	731
4.00%, 08/01/2039	7	8		4.00%, 07/01/2044	936	1,005
4.00%, 08/01/2039	42	45		4.00%, 09/01/2044	334	358
4.00%, 10/01/2039	17	19		4.00%, 10/01/2044	476	511
4.00%, 10/01/2039	454	487		4.00%, 10/01/2044	345	371
4.00%, 11/01/2039	52	56		4.00%, 11/01/2044	202	217
4.00%, 12/01/2039	14	15		4.00%, 11/01/2044	459	494
4.00%, 02/01/2040	54	58		4.00%, 11/01/2044	144	155
4.00%, 05/01/2040	6	7		4.00%, 12/01/2044	106	114
4.00%, 05/01/2040	40	43		4.00%, 12/01/2044	634	681
4.00%, 08/01/2040	28	30		4.00%, 12/01/2044	138	149
4.00%, 10/01/2040	51	55		4.00%, 12/01/2044	646	694
4.00%, 10/01/2040	17	18		4.00%, 12/01/2044	125	134
4.00%, 10/01/2040	27	29		4.00%, 01/01/2045	51	55
4.00%, 10/01/2040	88	95		4.00%, 01/01/2045	18	20
4.00%, 10/01/2040	30	32		4.00%, 01/01/2045	59	63
4.00%, 10/01/2040	46	49		4.00%, 01/01/2045	327	352
4.00%, 10/01/2040	15	16		4.00%, 02/01/2045	880	945
4.00%, 11/01/2040	22	24		4.00%, 02/01/2045	389	418
4.00%, 12/01/2040	21	22		4.00%, 02/01/2045	334	359
4.00%, 12/01/2040	89	95		4.00%, 03/01/2045	37	39
4.00%, 12/01/2040	96	104		4.00%, 07/01/2045	777	835
4.00%, 12/01/2040	67	72		4.00%, 07/01/2045	52	56
4.00%, 12/01/2040	56	61		4.00%, 08/01/2045	65	70
4.00%, 01/01/2041	632	681		4.00%, 08/01/2045	17	19
4.00%, 01/01/2041	44	48		4.00%, 09/01/2045	885	951
4.00%, 01/01/2041	71	76		4.00%, 10/01/2045	866	931
4.00%, 01/01/2041	117	126		4.00%, 10/01/2045	172	186
4.00%, 02/01/2041	96	103		4.00%, 11/01/2045	27	29
4.00%, 02/01/2041	178	192		4.00%, 11/01/2045	174	187
4.00%, 02/01/2041	518	558		4.00%, 11/01/2045	941	1,011
4.00%, 02/01/2041	70	75		4.00%, 11/01/2045	518	557
4.00%, 02/01/2041	55	59		4.00%, 12/01/2045	352	378
4.00%, 02/01/2041	103	111		4.00%, 12/01/2045	244	262
4.00%, 03/01/2041	51	55		4.00%, 01/01/2046	748	803
4.00%, 03/01/2041	498	536		4.00%, 02/01/2046	200	215
4.00%, 03/01/2041	102	110		4.00%, 03/01/2046	199	214
4.00%, 04/01/2041	9	10		4.00%, 03/01/2046	937	1,007
4.00%, 09/01/2041	27	29		4.00%, 03/01/2046	437	470
4.00%, 09/01/2041	163	176		4.00%, 04/01/2046	772	830
4.00%, 09/01/2041	237	256		4.50%, 02/01/2018	9	9
4.00%, 10/01/2041	85	92		4.50%, 05/01/2018	140	144
4.00%, 10/01/2041	15	17		4.50%, 08/01/2018	105	107
4.00%, 10/01/2041	169	182		4.50%, 09/01/2018	155	159
4.00%, 10/01/2041(f)	15,075	16,190		4.50%, 12/01/2018	101	103
4.00%, 11/01/2041(f)	375	402		4.50%, 01/01/2019	1	1
4.00%, 11/01/2041	12	13		4.50%, 03/01/2019	57	59
4.00%, 11/01/2041	73	79		4.50%, 05/01/2019	23	23
4.00%, 11/01/2041	100	107		4.50%, 01/01/2020	137	141
4.00%, 11/01/2041	144	156		4.50%, 09/01/2020	4	4
4.00%, 11/01/2041	33	36		4.50%, 05/01/2022	13	14
4.00%, 12/01/2041	138	149		4.50%, 02/01/2024	5	5
4.00%, 12/01/2041	95	102		4.50%, 04/01/2024	1	1
4.00%, 12/01/2041	252	271		4.50%, 04/01/2024	3	3
4.00%, 12/01/2041	94	101		4.50%, 11/01/2024	12	13
4.00%, 12/01/2041	89	96		4.50%, 12/01/2024	32	35
4.00%, 01/01/2042	95	103		4.50%, 12/01/2024	18	19
4.00%, 01/01/2042	119	129		4.50%, 02/01/2025	30	31
4.00%, 01/01/2042	32	34		4.50%, 02/01/2025	43	44
4.00%, 02/01/2042	68	73		4.50%, 04/01/2025	4	5

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.50%, 05/01/2025	$33	$35		4.50%, 05/01/2041	$102	$113
4.50%, 04/01/2026	50	54		4.50%, 05/01/2041	210	231
4.50%, 07/01/2029	4	4		4.50%, 06/01/2041	143	157
4.50%, 02/01/2030	21	23		4.50%, 06/01/2041	116	128
4.50%, 04/01/2030	8	8		4.50%, 06/01/2041	204	224
4.50%, 08/01/2030	148	163		4.50%, 06/01/2041	38	41
4.50%, 09/01/2030	120	132		4.50%, 06/01/2041	57	62
4.50%, 01/01/2031	25	27		4.50%, 07/01/2041	75	82
4.50%, 04/01/2031	14	15		4.50%, 07/01/2041	53	58
4.50%, 05/01/2031	22	24		4.50%, 07/01/2041	47	52
4.50%, 07/01/2031	89	97		4.50%, 08/01/2041	74	81
4.50%, 08/01/2031	47	51		4.50%, 09/01/2041	72	80
4.50%, 08/01/2033	22	24		4.50%, 09/01/2041	102	112
4.50%, 08/01/2033	2	2		4.50%, 09/01/2041	369	406
4.50%, 11/01/2033	58	64		4.50%, 10/01/2041	74	81
4.50%, 02/01/2035	190	209		4.50%, 11/01/2041	78	86
4.50%, 12/01/2035	158	174		4.50%, 11/01/2041	79	86
4.50%, 01/01/2036	2	2		4.50%, 11/01/2041	88	96
4.50%, 03/01/2036	7	7		4.50%, 11/01/2041	69	75
4.50%, 04/01/2038	28	30		4.50%, 12/01/2041	89	98
4.50%, 06/01/2038	34	37		4.50%, 04/01/2042	34	38
4.50%, 01/01/2039	7	8		4.50%, 09/01/2042	121	132
4.50%, 02/01/2039	18	19		4.50%, 09/01/2043	430	476
4.50%, 04/01/2039	59	66		4.50%, 09/01/2043	619	678
4.50%, 04/01/2039	13	14		4.50%, 09/01/2043	251	275
4.50%, 04/01/2039	77	86		4.50%, 10/01/2043	685	750
4.50%, 06/01/2039	95	105		4.50%, 11/01/2043	20	22
4.50%, 06/01/2039	65	72		4.50%, 12/01/2043	28	31
4.50%, 06/01/2039	32	35		4.50%, 12/01/2043	223	244
4.50%, 06/01/2039	18	20		4.50%, 01/01/2044	936	1,025
4.50%, 07/01/2039	36	40		4.50%, 03/01/2044	410	449
4.50%, 07/01/2039	76	84		4.50%, 03/01/2044	266	291
4.50%, 07/01/2039	55	60		4.50%, 04/01/2044	57	63
4.50%, 08/01/2039	40	44		4.50%, 04/01/2044	162	178
4.50%, 09/01/2039	35	38		4.50%, 05/01/2044	1,225	1,342
4.50%, 10/01/2039	68	74		4.50%, 05/01/2044	372	408
4.50%, 10/01/2039	24	26		4.50%, 05/01/2044	236	259
4.50%, 10/01/2039	106	116		4.50%, 05/01/2044	366	401
4.50%, 12/01/2039	76	84		4.50%, 05/01/2044	152	167
4.50%, 12/01/2039	122	136		4.50%, 06/01/2044	785	860
4.50%, 12/01/2039	22	25		4.50%, 06/01/2044	307	337
4.50%, 12/01/2039	52	58		4.50%, 06/01/2044	659	722
4.50%, 12/01/2039	27	30		4.50%, 06/01/2044	755	827
4.50%, 01/01/2040	141	155		4.50%, 06/01/2044	468	513
4.50%, 01/01/2040	100	112		4.50%, 07/01/2044	749	821
4.50%, 02/01/2040	70	78		4.50%, 07/01/2044	284	311
4.50%, 02/01/2040	41	45		4.50%, 07/01/2044	18	20
4.50%, 03/01/2040	46	51		4.50%, 08/01/2044	180	198
4.50%, 04/01/2040	69	76		4.50%, 08/01/2044	64	70
4.50%, 05/01/2040	112	123		4.50%, 08/01/2044	159	174
4.50%, 05/01/2040	48	53		4.50%, 10/01/2044	29	32
4.50%, 05/01/2040	42	47		4.50%, 03/01/2046	140	153
4.50%, 05/01/2040	175	193		5.00%, 12/01/2017	1	1
4.50%, 06/01/2040	31	35		5.00%, 03/01/2018	90	92
4.50%, 07/01/2040	41	45		5.00%, 11/01/2018	2	2
4.50%, 07/01/2040	2	2		5.00%, 06/01/2019	15	15
4.50%, 08/01/2040	97	106		5.00%, 07/01/2019	51	52
4.50%, 08/01/2040	184	202		5.00%, 11/01/2020	106	112
4.50%, 08/01/2040	333	366		5.00%, 11/01/2021	6	6
4.50%, 08/01/2040	57	62		5.00%, 02/01/2023	12	12
4.50%, 09/01/2040	37	40		5.00%, 07/01/2023	1	1
4.50%, 09/01/2040	28	31		5.00%, 09/01/2023	68	73
4.50%, 09/01/2040	23	26		5.00%, 12/01/2023	5	6
4.50%, 10/01/2040	138	151		5.00%, 12/01/2023	10	10
4.50%, 12/01/2040	27	29		5.00%, 01/01/2024	11	11
4.50%, 12/01/2040	505	554		5.00%, 01/01/2024	33	33
4.50%, 03/01/2041	37	40		5.00%, 02/01/2024	115	123
4.50%, 03/01/2041	196	215		5.00%, 07/01/2024	10	11
4.50%, 03/01/2041	56	62		5.00%, 12/01/2024	52	55
4.50%, 03/01/2041	61	67		5.00%, 04/01/2025	278	309
4.50%, 04/01/2041	9	10		5.00%, 04/01/2029	16	18
4.50%, 04/01/2041	48	53		5.00%, 09/01/2029	388	431
4.50%, 05/01/2041	65	71		5.00%, 03/01/2030	29	32

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.00%, 08/01/2030	$35	$39		5.00%, 11/01/2041(f)	$300	$333
5.00%, 05/01/2033	18	20		5.00%, 05/01/2042	710	791
5.00%, 05/01/2033	12	14		5.00%, 09/01/2043	604	670
5.00%, 07/01/2033	85	95		5.00%, 12/01/2043	504	559
5.00%, 08/01/2033	4	5		5.00%, 01/01/2044	164	183
5.00%, 09/01/2033	144	159		5.00%, 01/01/2044	123	136
5.00%, 09/01/2033	39	44		5.00%, 03/01/2044	334	371
5.00%, 11/01/2033	52	58		5.00%, 03/01/2044	504	559
5.00%, 02/01/2034	6	7		5.00%, 05/01/2044	287	319
5.00%, 03/01/2034	9	10		5.00%, 08/01/2044	222	246
5.00%, 05/01/2034	69	77		5.00%, 11/01/2044	540	599
5.00%, 02/01/2035	60	68		5.50%, 01/01/2017	1	1
5.00%, 03/01/2035	8	9		5.50%, 02/01/2018	12	13
5.00%, 04/01/2035	9	10		5.50%, 12/01/2018	10	10
5.00%, 06/01/2035	116	130		5.50%, 05/01/2019	1	1
5.00%, 07/01/2035	146	163		5.50%, 08/01/2019	18	19
5.00%, 07/01/2035	14	16		5.50%, 12/01/2019	2	2
5.00%, 07/01/2035	5	6		5.50%, 01/01/2021	2	2
5.00%, 07/01/2035	53	60		5.50%, 05/01/2021	5	6
5.00%, 07/01/2035	236	261		5.50%, 10/01/2021	3	3
5.00%, 09/01/2035	9	10		5.50%, 11/01/2022	12	13
5.00%, 10/01/2035	26	29		5.50%, 11/01/2022	7	8
5.00%, 01/01/2036	49	54		5.50%, 02/01/2023	11	12
5.00%, 03/01/2036	49	54		5.50%, 03/01/2023	10	10
5.00%, 03/01/2036	31	34		5.50%, 04/01/2023	11	11
5.00%, 04/01/2036	2	2		5.50%, 07/01/2023	10	11
5.00%, 05/01/2036	1	1		5.50%, 09/01/2023	11	12
5.00%, 06/01/2036	75	84		5.50%, 12/01/2023	5	6
5.00%, 07/01/2036	65	73		5.50%, 05/01/2025	11	12
5.00%, 04/01/2037	539	598		5.50%, 07/01/2025	313	352
5.00%, 07/01/2037	18	21		5.50%, 06/01/2028	9	10
5.00%, 02/01/2038	125	139		5.50%, 09/01/2028	3	3
5.00%, 04/01/2038	41	46		5.50%, 01/01/2029	6	7
5.00%, 05/01/2038	1	1		5.50%, 12/01/2029	29	33
5.00%, 06/01/2038	5	6		5.50%, 06/01/2033	13	14
5.00%, 12/01/2038	10	11		5.50%, 04/01/2034	64	73
5.00%, 01/01/2039	570	633		5.50%, 04/01/2034	47	53
5.00%, 01/01/2039	39	44		5.50%, 04/01/2034	34	38
5.00%, 02/01/2039	41	46		5.50%, 05/01/2034	42	47
5.00%, 03/01/2039	24	26		5.50%, 06/01/2034	3	3
5.00%, 03/01/2039	2	2		5.50%, 11/01/2034	37	42
5.00%, 04/01/2039	38	42		5.50%, 01/01/2035	36	41
5.00%, 04/01/2039	21	23		5.50%, 01/01/2035	9	10
5.00%, 04/01/2039	50	56		5.50%, 03/01/2035	15	17
5.00%, 06/01/2039	117	130		5.50%, 04/01/2035	21	24
5.00%, 07/01/2039	62	70		5.50%, 04/01/2035	1	1
5.00%, 07/01/2039	253	280		5.50%, 08/01/2035	7	8
5.00%, 07/01/2039	236	262		5.50%, 09/01/2035	3	3
5.00%, 10/01/2039	47	53		5.50%, 10/01/2035	4	4
5.00%, 12/01/2039	40	45		5.50%, 10/01/2035	6	7
5.00%, 12/01/2039	96	107		5.50%, 11/01/2035	278	316
5.00%, 01/01/2040	82	93		5.50%, 12/01/2035	13	15
5.00%, 02/01/2040	110	125		5.50%, 01/01/2036	5	5
5.00%, 05/01/2040	27	30		5.50%, 02/01/2036	44	50
5.00%, 05/01/2040	206	229		5.50%, 04/01/2036	2	2
5.00%, 06/01/2040	13	15		5.50%, 04/01/2036	41	46
5.00%, 06/01/2040	75	85		5.50%, 05/01/2036	179	203
5.00%, 06/01/2040	64	71		5.50%, 07/01/2036	21	24
5.00%, 08/01/2040	112	125		5.50%, 08/01/2036	55	63
5.00%, 08/01/2040	39	43		5.50%, 09/01/2036	59	68
5.00%, 08/01/2040	26	29		5.50%, 09/01/2036	25	28
5.00%, 09/01/2040	12	14		5.50%, 10/01/2036	57	65
5.00%, 11/01/2040	46	51		5.50%, 11/01/2036	20	23
5.00%, 02/01/2041	247	275		5.50%, 11/01/2036	14	16
5.00%, 02/01/2041	342	381		5.50%, 11/01/2036	8	9
5.00%, 04/01/2041	34	37		5.50%, 01/01/2037	20	23
5.00%, 05/01/2041	15	17		5.50%, 02/01/2037	42	48
5.00%, 05/01/2041	47	53		5.50%, 03/01/2037	130	147
5.00%, 05/01/2041	46	51		5.50%, 05/01/2037	1	2
5.00%, 05/01/2041	49	54		5.50%, 05/01/2037	185	210
5.00%, 07/01/2041	372	414		5.50%, 05/01/2037	591	668
5.00%, 07/01/2041	11	12		5.50%, 05/01/2037	18	20
5.00%, 10/01/2041(f)	1,200	1,333		5.50%, 06/01/2037	48	54

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.50%, 07/01/2037	$6	$7		6.00%, 11/01/2037	$5	$6
5.50%, 07/01/2037	3	3		6.00%, 11/01/2037	1	1
5.50%, 08/01/2037	207	236		6.00%, 12/01/2037	12	13
5.50%, 08/01/2037	216	245		6.00%, 01/01/2038	13	15
5.50%, 08/01/2037	277	314		6.00%, 01/01/2038	214	245
5.50%, 01/01/2038	9	10		6.00%, 01/01/2038	10	11
5.50%, 01/01/2038	7	8		6.00%, 02/01/2038	6	7
5.50%, 02/01/2038	31	35		6.00%, 03/01/2038	77	88
5.50%, 02/01/2038	23	26		6.00%, 03/01/2038	13	15
5.50%, 02/01/2038	56	63		6.00%, 05/01/2038	5	6
5.50%, 03/01/2038	27	31		6.00%, 05/01/2038	9	11
5.50%, 03/01/2038	17	19		6.00%, 08/01/2038	13	15
5.50%, 03/01/2038	16	18		6.00%, 09/01/2038	55	63
5.50%, 03/01/2038	86	97		6.00%, 10/01/2038	35	40
5.50%, 05/01/2038	485	549		6.00%, 11/01/2038	71	81
5.50%, 05/01/2038	29	33		6.00%, 12/01/2038	6	7
5.50%, 05/01/2038	8	9		6.00%, 10/01/2039	17	19
5.50%, 06/01/2038	3	3		6.00%, 10/01/2039	17	19
5.50%, 06/01/2038	2	2		6.00%, 04/01/2040	37	43
5.50%, 06/01/2038	186	210		6.00%, 09/01/2040	11	13
5.50%, 06/01/2038	20	22		6.00%, 10/01/2040	18	21
5.50%, 06/01/2038	238	269		6.00%, 10/01/2040	42	48
5.50%, 07/01/2038	11	13		6.00%, 05/01/2041	388	445
5.50%, 07/01/2038	16	18		6.50%, 12/01/2016	1	1
5.50%, 08/01/2038	203	230		6.50%, 07/01/2020	1	1
5.50%, 11/01/2038	7	8		6.50%, 12/01/2031	1	1
5.50%, 11/01/2038	111	125		6.50%, 03/01/2032	3	3
5.50%, 11/01/2038	10	12		6.50%, 07/01/2032	7	8
5.50%, 11/01/2038	6	6		6.50%, 11/01/2033	10	12
5.50%, 11/01/2038	10	11		6.50%, 08/01/2034	23	26
5.50%, 11/01/2038	221	250		6.50%, 09/01/2034	17	20
5.50%, 12/01/2038	16	18		6.50%, 10/01/2034	6	7
5.50%, 12/01/2038	11	12		6.50%, 07/01/2037	12	15
5.50%, 12/01/2038	21	23		6.50%, 07/01/2037	9	10
5.50%, 01/01/2039	20	23		6.50%, 08/01/2037	3	3
5.50%, 04/01/2039	7	8		6.50%, 10/01/2037	53	61
5.50%, 06/01/2039	224	253		6.50%, 01/01/2038	8	9
5.50%, 07/01/2039	51	58		6.50%, 01/01/2038	200	235
5.50%, 09/01/2039	38	43		6.50%, 02/01/2038	9	11
5.50%, 10/01/2039	13	15		6.50%, 02/01/2038	10	12
5.50%, 12/01/2039	28	31		6.50%, 03/01/2038	50	61
5.50%, 12/01/2039	77	88		6.50%, 03/01/2038	4	5
5.50%, 05/01/2040	127	144		6.50%, 05/01/2038	14	17
5.50%, 06/01/2040	9	10		6.50%, 05/01/2038	144	175
5.50%, 07/01/2040	33	37		6.50%, 09/01/2038	6	8
5.50%, 07/01/2041	182	205		6.50%, 10/01/2039	12	14
5.50%, 09/01/2041	53	60		7.00%, 12/01/2037	17	20
5.50%, 09/01/2041	74	83		7.00%, 12/01/2037	9	10
6.00%, 06/01/2017	3	4		7.50%, 05/01/2031	11	13
6.00%, 05/01/2024	1	1				$260,420
6.00%, 12/01/2032	22	25		Government National Mortgage Association (GNMA) - 7.91%
6.00%, 01/01/2033	5	6		1.88%, 07/20/2040	14	14
6.00%, 10/01/2033	7	8		2.50%, 09/20/2027	220	229
6.00%, 12/01/2033	15	18		2.50%, 01/20/2028	265	276
6.00%, 10/01/2034	23	26		2.50%, 03/20/2028	194	203
6.00%, 12/01/2034	9	10		2.50%, 04/20/2028	198	206
6.00%, 01/01/2035	53	62		2.50%, 07/20/2028	193	202
6.00%, 07/01/2035	41	47		2.50%, 11/20/2030	90	94
6.00%, 07/01/2035	100	116		2.50%, 02/20/2042(a)	67	69
6.00%, 10/01/2035	39	45		2.50%, 01/20/2043(a)	95	97
6.00%, 05/01/2036	3	4		2.50%, 03/15/2043	246	250
6.00%, 05/01/2036	6	7		2.50%, 07/20/2043	304	311
6.00%, 05/01/2036	1	1		2.50%, 11/20/2043(a)	332	341
6.00%, 06/01/2036	24	27		2.50%, 06/20/2045	184	187
6.00%, 02/01/2037	35	40		2.50%, 11/01/2046	100	101
6.00%, 02/01/2037	4	5		3.00%, 04/15/2027	114	120
6.00%, 03/01/2037	65	75		3.00%, 04/20/2027	196	206
6.00%, 03/01/2037	27	31		3.00%, 09/20/2027	203	214
6.00%, 06/01/2037	14	16		3.00%, 11/20/2027	103	109
6.00%, 07/01/2037	4	5		3.00%, 09/20/2028	120	127
6.00%, 09/01/2037	33	38		3.00%, 10/20/2028	178	187
6.00%, 10/01/2037	4	5		3.00%, 11/20/2028	72	76
6.00%, 11/01/2037	5	6		3.00%, 01/20/2029	57	60

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
3.00%, 05/20/2029	$226	$238	3.50%, 08/20/2042	$373	$397
3.00%, 07/20/2030	456	481	3.50%, 10/20/2042	1,120	1,193
3.00%, 02/20/2042(a)	67	69	3.50%, 01/15/2043	649	694
3.00%, 04/15/2042	26	27	3.50%, 01/15/2043	397	423
3.00%, 04/20/2042(a)	202	209	3.50%, 01/20/2043	556	593
3.00%, 07/20/2042(a)	278	288	3.50%, 02/20/2043	601	641
3.00%, 08/20/2042	15	16	3.50%, 03/20/2043	542	577
3.00%, 09/20/2042	312	329	3.50%, 04/15/2043	166	178
3.00%, 10/15/2042	318	333	3.50%, 04/15/2043	89	96
3.00%, 12/20/2042	623	656	3.50%, 04/20/2043	559	595
3.00%, 01/20/2043	883	930	3.50%, 06/15/2043	67	71
3.00%, 03/20/2043	1,190	1,253	3.50%, 06/15/2043	99	105
3.00%, 03/20/2043	375	395	3.50%, 07/20/2043	1,140	1,216
3.00%, 04/15/2043	69	73	3.50%, 08/15/2043	219	232
3.00%, 04/20/2043	918	966	3.50%, 08/20/2043	303	323
3.00%, 05/15/2043	26	28	3.50%, 01/20/2044	15	16
3.00%, 05/15/2043	21	22	3.50%, 02/20/2044	125	134
3.00%, 05/15/2043	55	58	3.50%, 04/20/2044	550	585
3.00%, 06/15/2043	572	601	3.50%, 07/20/2044	1,507	1,602
3.00%, 06/20/2043	344	362	3.50%, 08/20/2044	1,541	1,637
3.00%, 07/15/2043	190	200	3.50%, 09/15/2044	200	213
3.00%, 08/15/2043	353	370	3.50%, 09/20/2044	570	605
3.00%, 08/15/2043	462	485	3.50%, 10/20/2044	632	672
3.00%, 08/20/2043	160	168	3.50%, 11/20/2044	693	736
3.00%, 09/20/2043	588	619	3.50%, 12/20/2044	788	837
3.00%, 10/20/2043	291	307	3.50%, 02/20/2045	796	845
3.00%, 11/20/2043	218	230	3.50%, 05/20/2045	1,117	1,187
3.00%, 03/20/2044	440	463	3.50%, 06/20/2045	219	233
3.00%, 05/15/2044	50	52	3.50%, 07/20/2045	1,229	1,306
3.00%, 08/20/2044	1,840	1,936	3.50%, 08/20/2045	695	738
3.00%, 11/15/2044	692	727	3.50%, 09/20/2045	372	395
3.00%, 11/20/2044	728	764	3.50%, 10/20/2045	90	96
3.00%, 12/20/2044	900	944	3.50%, 11/20/2045	2,214	2,353
3.00%, 02/15/2045	380	399	3.50%, 12/20/2045	132	141
3.00%, 04/20/2045	85	89	3.50%, 01/20/2046	1,745	1,855
3.00%, 05/20/2045	771	808	3.50%, 03/20/2046	1,688	1,795
3.00%, 07/20/2045	2,309	2,422	3.50%, 10/01/2046	30,625	32,527
3.00%, 08/15/2045	270	284	3.50%, 11/01/2046	1,400	1,485
3.00%, 08/20/2045	658	691	4.00%, 07/15/2024	85	90
3.00%, 11/20/2045	847	889	4.00%, 08/15/2024	22	23
3.00%, 12/20/2045	1,226	1,286	4.00%, 12/15/2024	18	20
3.00%, 02/20/2046	385	404	4.00%, 11/15/2025	14	14
3.00%, 03/20/2046	977	1,025	4.00%, 05/15/2026	20	20
3.00%, 05/20/2046	394	414	4.00%, 06/15/2039	11	12
3.00%, 06/20/2046	494	518	4.00%, 07/20/2040	45	48
3.00%, 07/20/2046	497	521	4.00%, 08/15/2040	185	199
3.00%, 10/01/2046	14,750	15,452	4.00%, 08/15/2040	39	42
3.00%, 11/01/2046	2,250	2,353	4.00%, 09/15/2040	8	9
3.50%, 12/15/2025	14	15	4.00%, 09/15/2040	72	79
3.50%, 02/15/2026	50	53	4.00%, 09/15/2040	36	39
3.50%, 05/15/2026	20	21	4.00%, 10/15/2040	60	66
3.50%, 03/20/2027	50	53	4.00%, 11/15/2040	8	9
3.50%, 04/20/2027	78	82	4.00%, 11/15/2040	43	46
3.50%, 09/20/2028	159	168	4.00%, 11/20/2040	36	39
3.50%, 01/20/2041	73	77	4.00%, 12/20/2040	69	76
3.50%, 11/15/2041	54	58	4.00%, 01/15/2041	127	136
3.50%, 11/20/2041	23	24	4.00%, 01/15/2041	41	44
3.50%, 01/15/2042	65	69	4.00%, 01/15/2041	61	67
3.50%, 01/20/2042	106	113	4.00%, 01/20/2041	115	124
3.50%, 02/15/2042	107	115	4.00%, 05/15/2041	29	32
3.50%, 02/15/2042	372	402	4.00%, 05/15/2041	77	83
3.50%, 02/20/2042	101	107	4.00%, 07/20/2041(a)	21	22
3.50%, 03/15/2042	96	102	4.00%, 07/20/2041	40	43
3.50%, 03/15/2042	82	87	4.00%, 08/15/2041	64	69
3.50%, 03/20/2042	116	123	4.00%, 08/15/2041	32	34
3.50%, 04/15/2042	193	206	4.00%, 08/15/2041	164	177
3.50%, 04/15/2042	545	581	4.00%, 09/15/2041	128	138
3.50%, 04/20/2042	234	249	4.00%, 09/15/2041	100	108
3.50%, 05/15/2042	139	148	4.00%, 09/15/2041	43	46
3.50%, 05/15/2042	11	11	4.00%, 09/15/2041	50	54
3.50%, 05/20/2042	816	867	4.00%, 09/20/2041	197	212
3.50%, 06/20/2042	492	525	4.00%, 10/15/2041	44	47
3.50%, 08/15/2042	97	104	4.00%, 10/15/2041	70	76

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
4.00%, 11/15/2041	$217	$234	4.50%, 01/15/2040	$100	$112
4.00%, 11/20/2041	70	75	4.50%, 02/15/2040	43	48
4.00%, 12/15/2041	72	77	4.50%, 02/15/2040	11	12
4.00%, 12/15/2041	22	24	4.50%, 02/15/2040	20	22
4.00%, 12/20/2041	67	72	4.50%, 02/15/2040	20	22
4.00%, 01/15/2042	21	23	4.50%, 02/15/2040	15	16
4.00%, 01/15/2042	84	90	4.50%, 02/15/2040	27	30
4.00%, 01/20/2042	367	395	4.50%, 03/15/2040	14	15
4.00%, 02/20/2042	292	314	4.50%, 04/15/2040	742	822
4.00%, 03/15/2042	134	145	4.50%, 05/15/2040	34	38
4.00%, 03/15/2042	201	216	4.50%, 06/15/2040	31	34
4.00%, 03/20/2042	347	373	4.50%, 06/15/2040	24	26
4.00%, 04/20/2042	308	331	4.50%, 07/15/2040	495	548
4.00%, 05/15/2042	552	595	4.50%, 07/15/2040	35	39
4.00%, 05/20/2042	29	31	4.50%, 07/15/2040	26	29
4.00%, 07/20/2042	685	737	4.50%, 08/15/2040	156	173
4.00%, 06/20/2043	90	97	4.50%, 08/15/2040	45	50
4.00%, 08/15/2043	19	21	4.50%, 08/15/2040	55	61
4.00%, 09/15/2043	309	333	4.50%, 08/15/2040	43	48
4.00%, 09/20/2043	134	144	4.50%, 08/15/2040	61	68
4.00%, 10/20/2043	203	218	4.50%, 09/15/2040	52	59
4.00%, 11/20/2043	474	508	4.50%, 09/15/2040	53	59
4.00%, 02/20/2044	1,106	1,186	4.50%, 10/15/2040	61	68
4.00%, 03/15/2044	415	446	4.50%, 12/15/2040	28	31
4.00%, 04/20/2044	535	574	4.50%, 01/20/2041	71	80
4.00%, 05/20/2044	730	783	4.50%, 01/20/2041	54	60
4.00%, 06/20/2044	542	581	4.50%, 02/20/2041	63	69
4.00%, 07/20/2044	2,165	2,320	4.50%, 02/20/2041	72	80
4.00%, 08/20/2044	1,516	1,625	4.50%, 03/15/2041	24	27
4.00%, 09/20/2044	1,372	1,471	4.50%, 03/15/2041	133	147
4.00%, 10/20/2044	1,846	1,978	4.50%, 03/20/2041	34	38
4.00%, 11/20/2044	859	920	4.50%, 03/20/2041	59	66
4.00%, 12/20/2044	1,477	1,583	4.50%, 04/15/2041	26	29
4.00%, 01/15/2045	109	117	4.50%, 04/15/2041	55	61
4.00%, 01/20/2045	1,223	1,311	4.50%, 04/20/2041	65	71
4.00%, 03/15/2045	93	100	4.50%, 05/15/2041	41	45
4.00%, 04/15/2045	99	106	4.50%, 05/15/2041	50	56
4.00%, 04/20/2045	799	857	4.50%, 06/15/2041	133	147
4.00%, 05/15/2045	472	508	4.50%, 06/20/2041	212	232
4.00%, 07/15/2045	200	215	4.50%, 07/15/2041	234	258
4.00%, 07/20/2045	339	363	4.50%, 07/15/2041	92	102
4.00%, 08/15/2045	92	99	4.50%, 07/15/2041	26	29
4.00%, 08/20/2045	995	1,067	4.50%, 07/20/2041	411	450
4.00%, 09/20/2045	1,433	1,536	4.50%, 07/20/2041	17	18
4.00%, 10/20/2045	748	802	4.50%, 08/15/2041	171	190
4.00%, 11/20/2045	263	282	4.50%, 08/20/2041	153	168
4.00%, 12/20/2045	641	687	4.50%, 09/20/2041	38	42
4.00%, 01/20/2046	421	452	4.50%, 11/20/2041	552	607
4.00%, 02/20/2046	650	697	4.50%, 12/20/2041	38	42
4.00%, 11/01/2046	600	643	4.50%, 01/20/2042	274	301
4.50%, 04/20/2026	13	14	4.50%, 02/20/2042	143	157
4.50%, 11/20/2033	8	9	4.50%, 03/20/2042	36	39
4.50%, 02/15/2039	241	267	4.50%, 04/20/2042	68	74
4.50%, 03/15/2039	37	41	4.50%, 05/20/2042	76	83
4.50%, 03/15/2039	48	53	4.50%, 05/20/2043	350	384
4.50%, 03/15/2039	95	105	4.50%, 06/20/2043	308	339
4.50%, 03/15/2039	25	28	4.50%, 08/20/2043	53	58
4.50%, 03/20/2039	54	58	4.50%, 09/20/2043	160	173
4.50%, 04/15/2039	41	45	4.50%, 10/20/2043	310	335
4.50%, 04/15/2039	94	104	4.50%, 11/20/2043	964	1,041
4.50%, 04/15/2039	74	82	4.50%, 03/20/2044	1,284	1,401
4.50%, 05/15/2039	13	15	4.50%, 04/20/2044	58	62
4.50%, 05/15/2039	13	14	4.50%, 05/20/2044	966	1,044
4.50%, 05/15/2039	120	132	4.50%, 07/20/2044	488	527
4.50%, 05/15/2039	255	282	4.50%, 09/20/2044	32	34
4.50%, 05/15/2039	85	96	4.50%, 10/20/2044	72	78
4.50%, 06/15/2039	100	110	4.50%, 11/20/2044	144	155
4.50%, 07/15/2039	23	25	4.50%, 12/20/2044	227	246
4.50%, 08/15/2039	104	116	4.50%, 02/20/2045	605	654
4.50%, 09/15/2039	3	3	4.50%, 04/20/2045	338	366
4.50%, 11/15/2039	359	403	4.50%, 10/20/2045	187	202
4.50%, 11/15/2039	22	24	4.50%, 12/20/2045	161	174
4.50%, 12/15/2039	86	96	4.50%, 06/20/2046	468	506

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
5.00%, 08/15/2033	$60	$67	5.50%, 03/15/2034	$9	$11
5.00%, 02/15/2034	72	81	5.50%, 04/15/2034	11	13
5.00%, 07/15/2035	182	205	5.50%, 07/15/2034	9	10
5.00%, 08/15/2035	43	49	5.50%, 11/15/2034	37	43
5.00%, 04/20/2037	5	5	5.50%, 02/15/2035	19	22
5.00%, 04/20/2038	376	422	5.50%, 03/15/2036	11	12
5.00%, 05/15/2038	83	93	5.50%, 04/15/2036	17	19
5.00%, 06/20/2038	37	41	5.50%, 12/15/2036	14	15
5.00%, 08/15/2038	181	203	5.50%, 04/15/2037	41	47
5.00%, 10/15/2038	21	23	5.50%, 05/15/2038	16	18
5.00%, 01/15/2039	145	161	5.50%, 06/15/2038	24	27
5.00%, 01/15/2039	133	148	5.50%, 08/15/2038	73	83
5.00%, 02/15/2039	124	139	5.50%, 08/15/2038	145	164
5.00%, 02/15/2039	129	145	5.50%, 09/15/2038	52	59
5.00%, 04/15/2039	141	159	5.50%, 10/20/2038	45	51
5.00%, 05/15/2039	12	13	5.50%, 11/15/2038	15	17
5.00%, 06/15/2039	39	45	5.50%, 12/20/2038	18	20
5.00%, 06/15/2039	57	65	5.50%, 01/15/2039	41	47
5.00%, 06/20/2039	46	51	5.50%, 01/15/2039	12	14
5.00%, 07/15/2039	37	42	5.50%, 01/15/2039	4	5
5.00%, 07/15/2039	35	39	5.50%, 01/15/2039	26	29
5.00%, 07/15/2039	28	31	5.50%, 02/15/2039	13	15
5.00%, 07/15/2039	64	73	5.50%, 02/20/2039	98	109
5.00%, 08/15/2039	43	48	5.50%, 05/15/2039	5	5
5.00%, 09/15/2039	15	17	5.50%, 12/15/2039	25	28
5.00%, 09/15/2039	41	46	5.50%, 01/15/2040	205	233
5.00%, 09/15/2039	48	54	5.50%, 03/15/2040	89	100
5.00%, 09/15/2039	30	34	5.50%, 04/15/2040	209	239
5.00%, 09/15/2039	38	44	5.50%, 06/20/2040	101	112
5.00%, 11/15/2039	58	66	5.50%, 07/20/2040	30	34
5.00%, 12/15/2039	69	77	5.50%, 11/15/2040	25	28
5.00%, 02/15/2040	62	71	5.50%, 12/20/2040	23	25
5.00%, 02/15/2040	48	53	5.50%, 01/20/2041	369	415
5.00%, 02/15/2040	58	66	5.50%, 04/20/2041	65	73
5.00%, 04/15/2040	36	41	5.50%, 10/20/2041	57	64
5.00%, 05/15/2040	45	51	5.50%, 11/20/2041	63	70
5.00%, 05/15/2040	18	20	5.50%, 10/20/2042	177	197
5.00%, 05/20/2040	13	14	5.50%, 11/20/2042	159	178
5.00%, 06/15/2040	34	38	5.50%, 06/20/2043	175	195
5.00%, 06/15/2040	5	6	5.50%, 09/20/2043	228	253
5.00%, 06/15/2040	57	64	6.00%, 07/15/2032	1	1
5.00%, 06/15/2040	80	90	6.00%, 12/15/2032	2	2
5.00%, 06/20/2040	58	65	6.00%, 10/15/2034	27	31
5.00%, 07/15/2040	28	32	6.00%, 04/15/2035	18	21
5.00%, 07/20/2040	59	65	6.00%, 04/15/2036	14	17
5.00%, 01/20/2041	33	37	6.00%, 06/15/2036	23	27
5.00%, 02/20/2041	73	81	6.00%, 04/15/2037	41	48
5.00%, 04/15/2041	334	376	6.00%, 05/15/2037	36	42
5.00%, 05/20/2041	64	71	6.00%, 10/20/2037	57	67
5.00%, 06/20/2041	17	19	6.00%, 11/20/2037	22	25
5.00%, 07/20/2041	27	30	6.00%, 01/15/2038	17	19
5.00%, 08/20/2041	183	203	6.00%, 08/15/2038	15	17
5.00%, 10/20/2041	23	26	6.00%, 01/15/2039	126	144
5.00%, 11/20/2041	67	76	6.00%, 09/15/2039	41	47
5.00%, 12/20/2041	51	57	6.00%, 09/15/2039	72	83
5.00%, 02/20/2042	245	273	6.00%, 11/15/2039	97	111
5.00%, 03/20/2042	52	58	6.00%, 01/20/2042	55	62
5.00%, 04/20/2042	566	623	6.50%, 10/20/2028	1	1
5.00%, 12/20/2042	451	491	6.50%, 05/20/2029	1	1
5.00%, 01/20/2043	93	102	6.50%, 02/20/2032	1	1
5.00%, 05/20/2043	110	119	6.50%, 05/20/2032	6	8
5.00%, 07/20/2043	266	289	6.50%, 05/15/2037	55	63
5.00%, 11/20/2043	308	335	6.50%, 08/20/2038	19	22
5.00%, 01/20/2044	195	212	6.50%, 09/15/2038	10	11
5.00%, 02/20/2044	284	309	7.00%, 03/15/2029	2	2
5.00%, 03/20/2044	195	213	7.00%, 07/15/2031	1	1
5.00%, 05/20/2044	88	95			$168,314
5.00%, 07/20/2044	165	179	U.S. Treasury - 36.24%
5.00%, 08/20/2044	80	87	0.63%, 11/30/2017	5,641	5,637
5.00%, 12/20/2044	131	142	0.63%, 04/30/2018	4,980	4,972
5.00%, 11/01/2046	100	108	0.63%, 06/30/2018	2,810	2,804
5.50%, 01/15/2024	8	9	0.75%, 12/31/2017	3,419	3,420
5.50%, 11/15/2033	31	35	0.75%, 01/31/2018	2,000	2,001

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
U.S. Treasury (continued)				U.S. Treasury (continued)
0.75%, 02/28/2018	$6,000	$6,002		1.38%, 08/31/2023	$3,035	$3,025
0.75%, 03/31/2018	3,385	3,386		1.38%, 09/30/2023	3,040	3,029
0.75%, 04/15/2018	3,455	3,456		1.50%, 08/31/2018	2,920	2,959
0.75%, 04/30/2018	2,795	2,795		1.50%, 12/31/2018	2,109	2,141
0.75%, 07/31/2018	2,810	2,809		1.50%, 01/31/2019	3,205	3,254
0.75%, 08/31/2018	2,820	2,819		1.50%, 02/28/2019	3,184	3,234
0.75%, 09/30/2018	2,825	2,824		1.50%, 03/31/2019	730	742
0.75%, 02/15/2019	3,960	3,952		1.50%, 05/31/2019	3,955	4,021
0.75%, 07/15/2019	2,595	2,587		1.50%, 10/31/2019	4,518	4,597
0.75%, 08/15/2019	2,600	2,591		1.50%, 11/30/2019	2,480	2,523
0.88%, 11/15/2017	2,820	2,825		1.50%, 05/31/2020	4,230	4,303
0.88%, 11/30/2017	4,480	4,489		1.50%, 01/31/2022	3,854	3,905
0.88%, 01/15/2018	3,795	3,803		1.50%, 02/28/2023	3,450	3,477
0.88%, 01/31/2018	3,800	3,808		1.50%, 03/31/2023	2,960	2,981
0.88%, 03/31/2018	2,750	2,756		1.50%, 08/15/2026	5,030	4,981
0.88%, 05/31/2018	3,000	3,006		1.63%, 03/31/2019	5,000	5,095
0.88%, 07/15/2018	3,426	3,432		1.63%, 04/30/2019	1,120	1,142
0.88%, 10/15/2018	5,130	5,138		1.63%, 06/30/2019	5,000	5,102
0.88%, 04/15/2019	3,580	3,582		1.63%, 07/31/2019	3,675	3,752
0.88%, 05/15/2019	2,545	2,546		1.63%, 08/31/2019	5,270	5,381
0.88%, 06/15/2019	2,595	2,596		1.63%, 12/31/2019	3,105	3,172
0.88%, 07/31/2019	4,000	4,001		1.63%, 06/30/2020	4,400	4,496
0.88%, 09/15/2019	2,605	2,605		1.63%, 07/31/2020	5,000	5,109
1.00%, 12/15/2017	8,075	8,104		1.63%, 11/30/2020	4,830	4,934
1.00%, 12/31/2017	3,780	3,793		1.63%, 08/15/2022	3,400	3,461
1.00%, 02/15/2018	4,000	4,015		1.63%, 11/15/2022	370	376
1.00%, 03/15/2018	2,420	2,429		1.63%, 04/30/2023	3,010	3,054
1.00%, 05/15/2018	1,930	1,938		1.63%, 05/31/2023	2,970	3,012
1.00%, 05/31/2018	3,135	3,147		1.63%, 02/15/2026	7,112	7,124
1.00%, 08/15/2018	1,769	1,776		1.63%, 05/15/2026	7,715	7,725
1.00%, 09/15/2018	1,855	1,862		1.75%, 10/31/2018	1,320	1,345
1.00%, 03/15/2019	3,855	3,870		1.75%, 09/30/2019	2,745	2,813
1.00%, 06/30/2019	2,040	2,048		1.75%, 10/31/2020	3,000	3,079
1.00%, 08/31/2019	1,680	1,685		1.75%, 12/31/2020	3,975	4,081
1.00%, 09/30/2019	3,580	3,591		1.75%, 02/28/2022	3,995	4,100
1.00%, 11/30/2019	2,530	2,535		1.75%, 03/31/2022	3,365	3,452
1.13%, 06/15/2018	2,840	2,858		1.75%, 04/30/2022	3,685	3,779
1.13%, 01/15/2019	2,430	2,446		1.75%, 05/15/2022	4,660	4,777
1.13%, 05/31/2019	2,000	2,015		1.75%, 09/30/2022	2,460	2,521
1.13%, 12/31/2019	3,630	3,650		1.75%, 01/31/2023	4,090	4,187
1.13%, 03/31/2020	1,640	1,648		1.75%, 05/15/2023	4,617	4,721
1.13%, 04/30/2020	1,992	2,000		1.88%, 06/30/2020	3,290	3,391
1.13%, 02/28/2021	3,000	3,002		1.88%, 11/30/2021	4,522	4,671
1.13%, 06/30/2021	2,330	2,327		1.88%, 05/31/2022	2,755	2,844
1.13%, 08/31/2021	785	784		1.88%, 08/31/2022	1,810	1,868
1.13%, 09/30/2021	4,250	4,244		1.88%, 10/31/2022	2,205	2,275
1.25%, 10/31/2018	3,910	3,945		2.00%, 07/31/2020	3,064	3,172
1.25%, 11/15/2018	2,500	2,523		2.00%, 09/30/2020	3,000	3,109
1.25%, 11/30/2018	3,825	3,860		2.00%, 11/30/2020	2,290	2,374
1.25%, 12/15/2018	2,065	2,084		2.00%, 02/28/2021	4,580	4,750
1.25%, 01/31/2019	2,445	2,469		2.00%, 05/31/2021	3,800	3,945
1.25%, 04/30/2019	4,000	4,041		2.00%, 08/31/2021	5,345	5,552
1.25%, 01/31/2020	3,688	3,722		2.00%, 10/31/2021	3,600	3,741
1.25%, 02/29/2020	1,000	1,009		2.00%, 11/15/2021	4,500	4,675
1.25%, 03/31/2021	5,240	5,267		2.00%, 02/15/2022	4,135	4,298
1.25%, 07/31/2023	6,225	6,160		2.00%, 07/31/2022	2,021	2,100
1.38%, 06/30/2018	3,183	3,216		2.00%, 11/30/2022	4,710	4,894
1.38%, 07/31/2018	855	864		2.00%, 02/15/2023	6,787	7,051
1.38%, 09/30/2018	2,020	2,043		2.00%, 02/15/2025	5,940	6,151
1.38%, 11/30/2018	1,380	1,397		2.00%, 08/15/2025	7,430	7,689
1.38%, 02/28/2019	4,077	4,128		2.13%, 08/31/2020	1,500	1,561
1.38%, 01/31/2020	1,500	1,520		2.13%, 01/31/2021	3,615	3,767
1.38%, 02/29/2020	2,180	2,209		2.13%, 06/30/2021	2,050	2,140
1.38%, 03/31/2020	3,365	3,409		2.13%, 08/15/2021	4,350	4,543
1.38%, 04/30/2020	2,870	2,907		2.13%, 09/30/2021	3,055	3,192
1.38%, 05/31/2020	2,300	2,329		2.13%, 12/31/2021	3,435	3,591
1.38%, 08/31/2020	2,515	2,546		2.13%, 06/30/2022	3,845	4,022
1.38%, 09/30/2020	3,400	3,440		2.13%, 12/31/2022	4,100	4,290
1.38%, 10/31/2020	3,405	3,445		2.13%, 05/15/2025	5,410	5,656
1.38%, 01/31/2021	3,660	3,700		2.25%, 11/30/2017	1,825	1,857
1.38%, 04/30/2021	2,830	2,860		2.25%, 07/31/2018	1,000	1,027
1.38%, 05/31/2021	3,500	3,538		2.25%, 03/31/2021	2,810	2,946
1.38%, 06/30/2023	7,305	7,292		2.25%, 04/30/2021	3,447	3,616

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
U.S. Treasury (continued)			U.S. Treasury (continued)
2.25%, 07/31/2021	$2,740	$2,878	6.50%, 11/15/2026	$1,300	$1,893
2.25%, 11/15/2024	6,773	7,151	6.75%, 08/15/2026	150	221
2.25%, 11/15/2025	4,635	4,893	7.50%, 11/15/2024	280	410
2.25%, 08/15/2046	3,435	3,373	7.63%, 02/15/2025	1,819	2,701
2.38%, 05/31/2018	638	655			$770,751
2.38%, 06/30/2018	3,188	3,276	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
2.38%, 12/31/2020	1,689	1,777	OBLIGATIONS		$1,362,158
2.38%, 08/15/2024	5,405	5,759	Total Investments		$2,262,787
2.50%, 08/15/2023	2,982	3,195	Other Assets and Liabilities - (6.38)%		$(135,774)
2.50%, 05/15/2024	4,160	4,470	TOTAL NET ASSETS - 100.00%		$2,127,013
2.50%, 02/15/2045	5,065	5,234
2.50%, 02/15/2046	4,315	4,460
2.50%, 05/15/2046	4,850	5,020	(a)	Variable Rate. Rate shown is in effect at September 30, 2016.
2.63%, 01/31/2018	1,266	1,297	(b) Non-Income Producing Security
2.63%, 04/30/2018	1,800	1,853	(c)		Security exempt from registration under Rule 144A of the Securities Act of
2.63%, 08/15/2020	7,000	7,414	1933. These securities may be resold in transactions exempt from
2.63%, 11/15/2020	5,532	5,873	registration, normally to qualified institutional buyers. At the end of the
2.75%, 12/31/2017	4,825	4,946	period, the value of these securities totaled $9,964 or 0.47% of net assets.
2.75%, 02/28/2018	1,673	1,720	(d) Security purchased on a when-issued basis.
2.75%, 02/15/2019	3,753	3,923	(e)		Credit support indicates investments that benefit from credit enhancement
2.75%, 11/15/2023	8,871	9,666	or liquidity support provided by a third party bank, institution, or
2.75%, 02/15/2024	5,326	5,812	government agency.
2.75%, 08/15/2042	2,111	2,300	(f)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
2.75%, 11/15/2042	3,730	4,060	Notes to Financial Statements for additional information.
2.88%, 03/31/2018	3,692	3,808
2.88%, 05/15/2043	5,153	5,738
2.88%, 08/15/2045	4,055	4,517
3.00%, 05/15/2042	1,587	1,809	Portfolio Summary (unaudited)
3.00%, 11/15/2044	4,295	4,897	Sector		Percent
3.00%, 05/15/2045	4,140	4,720	Government		41.74%
3.00%, 11/15/2045	4,855	5,540	Mortgage Securities		29.49%
3.13%, 05/15/2019	2,656	2,812	Financial		8.33%
3.13%, 05/15/2021	2,420	2,633	Investment Companies		6.65%
3.13%, 11/15/2041	1,577	1,836	Consumer, Non-cyclical		4.61%
3.13%, 02/15/2042	2,318	2,700	Energy		2.90%
3.13%, 02/15/2043	1,990	2,319	Communications		2.84%
3.13%, 08/15/2044	4,400	5,135	Utilities		1.94%
3.38%, 11/15/2019	2,640	2,838	Industrial		1.93%
3.38%, 05/15/2044	4,540	5,539	Consumer, Cyclical		1.93%
3.50%, 02/15/2018	3,247	3,369	Technology		1.66%
3.50%, 05/15/2020	2,987	3,249	Basic Materials		0.90%
3.50%, 02/15/2039	1,010	1,251	Revenue Bonds		0.52%
3.63%, 08/15/2019	2,578	2,778	Asset Backed Securities		0.45%
3.63%, 02/15/2020	3,986	4,335	General Obligation Unlimited		0.41%
3.63%, 02/15/2021	6,000	6,638	Insured		0.07%
3.63%, 08/15/2043	3,100	3,947	General Obligation Limited		0.01%
3.63%, 02/15/2044	4,100	5,221	Investments Sold Short		(0.10)%
3.75%, 11/15/2018	2,685	2,851	Other Assets and Liabilities		(6.28)%
3.75%, 11/15/2043	4,510	5,870	TOTAL NET ASSETS		100.00%
3.88%, 05/15/2018	1,000	1,051
3.88%, 08/15/2040	2,544	3,319
4.00%, 08/15/2018	2,505	2,658
4.25%, 11/15/2017	983	1,022
4.25%, 05/15/2039	1,739	2,384
4.25%, 11/15/2040	1,800	2,478
4.38%, 02/15/2038	1,145	1,597
4.38%, 11/15/2039	3,150	4,392
4.38%, 05/15/2040	1,024	1,430
4.38%, 05/15/2041	1,770	2,486
4.50%, 02/15/2036	2,235	3,145
4.50%, 05/15/2038	1,000	1,420
4.50%, 08/15/2039	1,126	1,596
4.63%, 02/15/2040	1,930	2,785
4.75%, 02/15/2037	755	1,096
4.75%, 02/15/2041	1,608	2,372
5.00%, 05/15/2037	400	599
5.25%, 11/15/2028	70	97
5.25%, 02/15/2029	940	1,307
5.38%, 02/15/2031	4,296	6,268
5.50%, 08/15/2028	862	1,212
6.00%, 02/15/2026	509	706
6.13%, 11/15/2027	1,100	1,597
6.38%, 08/15/2027	750	1,102

See accompanying notes.

		Schedule of Investments
		Bond Market Index Account
	September 30, 2016 (unaudited)

		Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (0.10)%	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) -
(0.03)%
2.50%, 10/01/2046	$200	$202
4.50%, 10/01/2041	400	438
		$640

Federal National Mortgage Association (FNMA) - (0.03)%
2.50%, 10/01/2046	100	101
3.50%, 11/01/2026	100	105
4.50%, 10/01/2041	400	438
		$644
Government National Mortgage Association (GNMA) -
(0.04)%
3.00%, 10/01/2046	350	367
3.50%, 11/01/2041	200	212
4.00%, 11/01/2041	200	215
		$794
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY $		2,078
OBLIGATIONS (proceeds $2,074)
TOTAL SHORT SALES (proceeds $2,074)		$2,078

See accompanying notes.

     Schedule of Investments Core Plus Bond Account September 30, 2016 (unaudited)

COMMON STOCKS - 0.03%	Shares Held	Value(000	's)		Principal
Forest Products & Paper - 0.01%				BONDS (continued)	Amount (000's) Value (000's)
Verso Corp (a)	5,411	$35		Airlines (continued)
Verso Corp - Warrants (a),(b)	89	—		American Airlines 2016-3 Class A Pass
		$35		Through Trust
Oil & Gas Services - 0.02%				3.25%, 04/15/2030(g)	$75	$76
Seventy Seven Energy Inc (a),(c)	2,947	56		United Airlines 2014-1 Class A Pass Through
				Trust
TOTAL COMMON STOCKS		$91		4.00%, 10/11/2027	217	232
INVESTMENT COMPANIES - 3.88%	Shares Held	Value(000	's)	United Airlines 2014-2 Class A Pass Through
Money Market Funds - 3.88%				Trust
BlackRock Liquidity Funds FedFund Portfolio	11,941,354	11,941		3.75%, 03/03/2028	283	297
				US Airways 2001-1G Pass Through Trust
TOTAL INVESTMENT COMPANIES		$11,941		7.08%, 09/20/2022	23	25
				US Airways 2013-1 Class A Pass Through
PREFERRED STOCKS - 0.45%	Shares Held	Value(000	's)	Trust
Banks- 0.41%				3.95%, 05/15/2027	131	139
Morgan Stanley 6.38%(d),(e)	15,000	$418
State Street Corp 5.90%(d),(e)	30,000	834				$1,500
				Apparel - 0.04%
		$1,252		Hanesbrands Inc
Telecommunications - 0.04%				4.63%, 05/15/2024(f)	20	20
Verizon Communications Inc 5.90%	5,000	140		NIKE Inc
				3.88%, 11/01/2045	100	110
TOTAL PREFERRED STOCKS		$1,392				$130
	Principal			Automobile Asset Backed Securities - 7.36%
BONDS- 64.46%	Amount (000's)	Value(000	's)	Ally Auto Receivables Trust 2014-SN2
Advertising - 0.03%				1.03%, 09/20/2017(e)	1,038	1,038
MDC Partners Inc				1.21%, 02/20/2019(e)	600	601
6.50%, 05/01/2024(f)	$100	$93
				Ally Auto Receivables Trust 2015-2
				0.95%, 03/15/2018(e)	1,133	1,134
Aerospace & Defense - 0.16%				Ally Auto Receivables Trust 2016-2
Air 2 US				1.35%, 05/15/2020	775	778
8.63%, 10/01/2020(f)	20	20
				AmeriCredit Automobile Receivables 2015-4
Lockheed Martin Corp				2.11%, 01/08/2021(e)	425	429
2.50%, 11/23/2020	195	201		AmeriCredit Automobile Receivables 2016-1
3.55%, 01/15/2026	45	49		1.27%, 06/10/2019(e)	846	848
4.70%, 05/15/2046	90	107		AmeriCredit Automobile Receivables Trust
United Technologies Corp				2015-3
4.50%, 06/01/2042	100	116		1.03%, 01/08/2019(e)	650	651
		$493		AmeriCredit Automobile Receivables Trust
Agriculture - 0.76%				2016-2
Altria Group Inc				2.87%, 11/08/2021(e)	425	436
2.63%, 09/16/2026	50	51		AmeriCredit Automobile Receivables Trust
3.88%, 09/16/2046	240	249		2016-3
4.50%, 05/02/2043	190	213		1.08%, 11/08/2019(e)	1,500	1,503
BAT International Finance PLC				BMW Vehicle Lease Trust 2015-1
2.75%, 06/15/2020(f)	35	36
				1.24%, 12/20/2017	300	300
Imperial Brands Finance PLC				Capital Auto Receivables Asset Trust 2014-2
3.75%, 07/21/2022(f)	220	233		1.26%, 05/21/2018(e)	1,314	1,314
Philip Morris International Inc				Capital Auto Receivables Asset Trust 2015-1
1.88%, 02/25/2021	365	368		1.42%, 06/20/2018	326	326
4.38%, 11/15/2041	20	22		Capital Auto Receivables Asset Trust 2015-2
Pinnacle Operating Corp				0.93%, 10/20/2017(e)	290	290
9.00%, 11/15/2020(f)	158	110
				Capital Auto Receivables Asset Trust 2016-1
Reynolds American Inc				1.23%, 11/20/2018(e)	288	289
3.25%, 06/12/2020	108	114		Capital Auto Receivables Asset Trust 2016-2
4.45%, 06/12/2025	140	156		1.12%, 01/22/2019(e)	3,000	3,008
5.70%, 08/15/2035	300	371		Capital Auto Receivables Asset Trust 2016-3
5.85%, 08/15/2045	205	267		0.95%, 04/22/2019(e)	2,000	2,000
6.88%, 05/01/2020	130	152		CarMax Auto Owner Trust 2015-2
		$2,342		0.80%, 06/15/2018(e)	811	812
Airlines - 0.49%				Enterprise Fleet Financing LLC
American Airlines 2013-1 Class B Pass				1.59%, 02/22/2021(e),(f)	276	277
Through Trust				Ford Credit Auto Owner Trust 2016-A
5.63%, 01/15/2021(f)	166	174		1.39%, 07/15/2020	450	451
American Airlines 2014-1 Class A Pass				GM Financial Automobile Leasing Trust
Through Trust				2014-1
3.70%, 04/01/2028	151	157		1.76%, 05/21/2018(f)	645	646
American Airlines 2015-1 Class A Pass				GM Financial Automobile Leasing Trust
Through Trust				2016-2
3.38%, 11/01/2028	372	382		1.03%, 10/22/2018(e)	1,000	1,001
American Airlines 2015-1 Class B Pass				GM Financial Automobile Leasing Trust
Through Trust				2016-3
3.70%, 11/01/2024	18	18		1.97%, 05/20/2020(e)	300	300
				2.38%, 05/20/2020(e)	300	300

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
September 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Automobile Asset Backed Securities (continued)			Banks (continued)
Honda Auto Receivables 2015-3 Owner			Bank of America Corp
Trust			2.63%, 04/19/2021	$645	$655
0.92%, 11/20/2017	$413	$413	3.50%, 04/19/2026	135	140
Mercedes Benz Auto Lease Trust 2015-B			3.95%, 04/21/2025	310	321
1.04%, 01/16/2018(e)	637	638	4.20%, 08/26/2024	355	376
Nissan Auto Receivables 2013-C Owner			4.25%, 10/22/2026	276	293
Trust			6.10%, 12/29/2049(d),(e)	405	422
0.67%, 08/15/2018(e)	468	467	6.25%, 09/29/2049(d),(e)	305	318
OneMain Direct Auto Receivables Trust 2016-			Bank of New York Mellon Corp/The
1			2.50%, 04/15/2021	110	113
2.04%, 01/15/2021(e),(f)	389	391	4.62%, 12/29/2049(d),(e)	300	296
Santander Drive Auto Receivables Trust 2014-			4.95%, 12/29/2049(d),(e)	840	857
5			Barclays PLC
1.77%, 09/16/2019	450	451	8.25%, 12/29/2049(d),(e)	215	215
Santander Drive Auto Receivables Trust 2015-			BPCE SA
5			2.65%, 02/03/2021	305	314
1.58%, 09/16/2019(e)	525	526	Citigroup Inc
SunTrust Auto Receivables Trust 2015-1			2.70%, 03/30/2021	365	373
0.99%, 06/15/2018(e),(f)	85	85	3.40%, 05/01/2026	180	186
Volkswagen Auto Loan Enhanced Trust 2014-			4.60%, 03/09/2026	110	118
1			4.75%, 05/18/2046	65	68
0.91%, 10/22/2018	337	337	CoBank ACB
World Omni Auto Receivables Trust 2014-B			6.25%, 12/29/2049(d),(e)	115	126
1.14%, 01/15/2020	591	591	Compass Bank
		$22,631	2.75%, 09/29/2019	270	270
Automobile Floor Plan Asset Backed Securities - 1.59%			Cooperatieve Rabobank UA
Ally Master Owner Trust			4.38%, 08/04/2025	350	369
1.60%, 10/15/2019	300	301	5.25%, 08/04/2045	390	445
Ford Credit Floorplan Master Owner Trust A			11.00%, 12/29/2049(d),(e),(f)	281	340
0.92%, 02/15/2019(e)	3,100	3,102	Discover Bank/Greenwood DE
Wells Fargo Dealer Floorplan Master Note			2.60%, 11/13/2018	500	508
Trust			Fifth Third Bank/Cincinnati OH
0.91%, 07/20/2019(e)	1,500	1,500	2.25%, 06/14/2021	235	239
		$4,903	2.88%, 10/01/2021	430	450
Automobile Manufacturers - 0.93%			First Horizon National Corp
Daimler Finance North America LLC			3.50%, 12/15/2020	395	403
2.25%, 03/02/2020(f)	210	213	First Republic Bank/CA
2.45%, 05/18/2020(f)	40	41	4.38%, 08/01/2046	310	308
Ford Motor Credit Co LLC			Goldman Sachs Group Inc/The
8.00%, 12/15/2016	185	188	2.55%, 10/23/2019	405	414
General Motors Co			2.60%, 04/23/2020	170	173
3.50%, 10/02/2018	410	423	3.50%, 01/23/2025	180	186
4.88%, 10/02/2023	170	184	3.85%, 07/08/2024	370	393
6.25%, 10/02/2043	35	41	4.25%, 10/21/2025	265	279
6.60%, 04/01/2036	160	192	5.15%, 05/22/2045	285	311
General Motors Financial Co Inc			5.38%, 12/29/2049(d),(e)	845	849
2.63%, 07/10/2017	355	358	6.00%, 06/15/2020	200	227
3.25%, 05/15/2018	190	193	6.75%, 10/01/2037	280	357
3.45%, 04/10/2022	90	91	HSBC Holdings PLC
4.25%, 05/15/2023	155	161	2.95%, 05/25/2021	200	203
4.30%, 07/13/2025	5	5	3.60%, 05/25/2023	240	248
Navistar International Corp			Huntington National Bank/The
8.25%, 11/01/2021	120	119	1.14%, 04/24/2017(e)	1,500	1,499
Nissan Motor Acceptance Corp			ING Bank NV
1.39%, 03/03/2017(e),(f)	410	411	2.00%, 11/26/2018(f)	270	272
Volkswagen International Finance NV			5.80%, 09/25/2023(f)	200	224
1.13%, 11/18/2016(f)	235	235	Intesa Sanpaolo SpA
			5.02%, 06/26/2024(f)	545	497
		$2,855	5.71%, 01/15/2026(f)	340	320
Automobile Parts & Equipment - 0.15%
Dana Inc			JPMorgan Chase & Co
5.50%, 12/15/2024	130	133	4.13%, 12/15/2026	20	21
IHO Verwaltungs GmbH			4.25%, 10/01/2027	210	225
4.75%, PIK 5.50%, 09/15/2026(f),(h)	25	25	4.50%, 01/24/2022	245	271
Lear Corp			4.95%, 06/01/2045	450	504
			5.00%, 12/29/2049(d),(e)	305	301
5.25%, 01/15/2025	135	146
ZF North America Capital Inc			5.63%, 08/16/2043	195	235
4.75%, 04/29/2025(f)	150	157	Morgan Stanley
		$461	2.38%, 07/23/2019	85	87
Banks- 7.51%			2.50%, 04/21/2021	310	314
Associated Banc-Corp			2.65%, 01/27/2020	100	102
2.75%, 11/15/2019	160	163	3.13%, 07/27/2026	245	246
4.25%, 01/15/2025	425	442	4.00%, 07/23/2025	390	419
			4.10%, 05/22/2023	655	693

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
September 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Banks (continued)			Building Materials (continued)
Morgan Stanley (continued)			Norbord Inc
4.30%, 01/27/2045	$345	$369	5.38%, 12/01/2020(f)		$95	$101
4.88%, 11/01/2022	280	309				$2,704
5.55%, 12/29/2049(d),(e)	220	225	Chemicals - 0.49%
Popular Inc			A Schulman Inc
7.00%, 07/01/2019	75	77	6.88%, 06/01/2023(f)		95	96
RBC USA Holdco Corp			Air Liquide Finance SA
5.25%, 09/15/2020	290	327	1.75%, 09/27/2021(f)		220	219
Royal Bank of Scotland Group PLC			Aruba Investments Inc
5.13%, 05/28/2024	50	50	8.75%, 02/15/2023(f)		80	82
Skandinaviska Enskilda Banken AB			Blue Cube Spinco Inc
5.75%, 11/29/2049(d),(e)	615	608	9.75%, 10/15/2023(f)		40	47
UBS AG/Jersey			CF Industries Inc
7.25%, 02/22/2022(e)	245	249	4.95%, 06/01/2043		95	89
UBS AG/Stamford CT			5.15%, 03/15/2034		70	71
2.35%, 03/26/2020	270	275	Consolidated Energy Finance SA
UBS Group Funding Jersey Ltd			6.75%, 10/15/2019(f)		200	197
2.65%, 02/01/2022(f)	305	304	Cornerstone Chemical Co
2.95%, 09/24/2020(f)	365	374	9.38%, 03/15/2018(f)		70	70
Wells Fargo & Co			Dow Chemical Co/The
2.50%, 03/04/2021	440	446	4.38%, 11/15/2042		80	81
2.60%, 07/22/2020	180	184	Monsanto Co
4.40%, 06/14/2046	170	173	3.95%, 04/15/2045		195	191
5.87%, 12/29/2049(d),(e)	110	119	4.40%, 07/15/2044		55	57
		$23,087	Solvay Finance America LLC
Beverages - 1.27%			3.40%, 12/03/2020(f)		225	235
Anheuser-Busch InBev Finance Inc			Versum Materials Inc
2.65%, 02/01/2021	955	985	5.50%, 09/30/2024(f)		10	10
3.30%, 02/01/2023	265	280	Westlake Chemical Corp
3.65%, 02/01/2026	645	693	4.63%, 02/15/2021(f)		40	42
4.70%, 02/01/2036	510	586	4.88%, 05/15/2023(f)		25	26
4.90%, 02/01/2046	450	535				$1,513
Coca-Cola Icecek AS			Commercial Mortgage Backed Securities - 5.63%
4.75%, 10/01/2018(f)	250	259	Banc of America Commercial Mortgage Trust
Constellation Brands Inc			2007-3
3.88%, 11/15/2019	20	21	0.80%, 06/10/2049(e),(f)		300	297
4.25%, 05/01/2023	130	138	Banc of America Commercial Mortgage Trust
Corp Lindley SA			2015-UB	S7
6.75%, 11/23/2021(f)	44	50	3.71%, 09/15/2048		500	551
6.75%, 11/23/2021	66	76	Banc of America Commercial Mortgage Trust
Pernod Ricard SA			2016-UBS10
5.75%, 04/07/2021(f)	235	271	5.08%, 06/15/2049(e)		300	316
		$3,894	BCRR Trust 2009-1
Biotechnology - 0.30%			5.86%, 07/17/2040(f)		220	222
Celgene Corp			CD 2006-CD3 Mortgage Trust
2.88%, 08/15/2020	235	243	5.62%, 10/15/2048		19	19
4.63%, 05/15/2044	30	32	Citigroup Commercial Mortgage Trust 2015-
5.00%, 08/15/2045	210	236	GC27
5.25%, 08/15/2043	30	34	3.57%, 02/10/2048(e)		900	945
Gilead Sciences Inc			Citigroup Commercial Mortgage Trust 2015-
2.50%, 09/01/2023	50	51	GC29
3.05%, 12/01/2016	135	135	3.19%, 04/10/2048(e)		750	789
4.15%, 03/01/2047	115	118	4.29%, 04/10/2048(e)		500	503
4.60%, 09/01/2035	45	49	Citigroup Commercial Mortgage Trust 2016-
4.75%, 03/01/2046	15	17	GC37
		$915	3.58%, 04/10/2049(e)		350	368
Building Materials - 0.88%			COMM 2007-C9 Mortgage Trust
BMC East LLC			6.01%, 12/10/2049(e)		1,000	1,002
5.50%, 10/01/2024(f)	40	40	COMM 2013-CCRE11 Mortgage Trust
Boise Cascade Co			1.33%, 10/10/2046(e),(i)		6,878	389
5.63%, 09/01/2024(f)	70	71	COMM 2015-PC1 Mortgage Trust
Cemex SAB de CV			4.29%, 07/10/2050(e)		250	272
7.25%, 01/15/2021(f)	200	214	Credit Suisse Commercial Mortgage Trust
7.75%, 04/16/2026(f)	200	222	Series 2006-C5
CRH America Inc			0.82%, 12/15/2039(e),(i)		965	—
8.13%, 07/15/2018	510	564	Credit Suisse Commercial Mortgage Trust
Louisiana-Pacific Corp			Series 2007-C3
4.88%, 09/15/2024(f)	20	20	5.88%, 06/15/2039(e)		294	298
Martin Marietta Materials Inc			Credit Suisse First Boston Mortgage Securities
1.94%, 06/30/2017(e)	1,385	1,388	Corp
Masco Corp			0.57%, 11/15/2037(e),(f),(i)		53	—
4.38%, 04/01/2026	80	84	4.77%, 07/15/2037		1	1

See accompanying notes.

     Schedule of Investments Core Plus Bond Account September 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
CSMC Series 2009-RR1			UBS-Barclays Commercial Mortgage Trust
5.38%, 02/15/2040(f)	$385	$385	2012-C3
CSMC Series 2009-RR3			3.09%, 08/10/2049(e)	$255	$269
5.34%, 12/15/2043(e),(f)	340	341	UBS-Barclays Commercial Mortgage Trust
DBJPM 16-C3 Mortgage Trust			2012-C4
2.89%, 09/10/2049(e)	500	516	1.92%, 12/10/2045(e),(f),(i)	1,405	108
DBUBS 2011-LC2 Mortgage Trust			3.32%, 12/10/2045(e),(f)	500	522
4.54%, 07/10/2044(f)	750	828	UBS-Barclays Commercial Mortgage Trust
GS Mortgage Securities Trust 2011-GC5			2013-C5
1.54%, 08/10/2044(e),(f),(i)	9,984	529	3.18%, 03/10/2046(e)	335	354
GS Mortgage Securities Trust 2012-GCJ7			4.22%, 03/10/2046(e),(f)	175	163
2.64%, 05/10/2045(e),(i)	2,550	203	WFRBS Commercial Mortgage Trust 2013-
GS Mortgage Securities Trust 2013-GC16			C12
1.61%, 11/10/2046(e),(i)	2,840	160	1.53%, 03/15/2048(e),(f),(i)	3,741	221
GS Mortgage Securities Trust 2013-GCJ12			WFRBS Commercial Mortgage Trust 2014-
3.78%, 06/10/2046(e)	250	265	C22
GS Mortgage Securities Trust 2014-GC26			4.07%, 09/15/2057	500	549
1.24%, 11/10/2047(e),(i)	4,991	320			$17,310
GS Mortgage Securities Trust 2015-GC34			Commercial Services - 0.04%
3.51%, 10/10/2048(e)	375	404	Ahern Rentals Inc
JP Morgan Chase Commercial Mortgage			7.38%, 05/15/2023(f)	55	35
Securities Corp			TMS International Corp
1.98%, 12/15/2047(e),(i)	3,707	247	7.63%, 10/15/2021(f)	85	73
JP Morgan Chase Commercial Mortgage					$108
Securities Trust 2006-CIBC17			Computers - 0.65%
5.43%, 12/12/2043	1	—	Apple Inc
JP Morgan Chase Commercial Mortgage			1.01%, 05/03/2018(e)	750	752
Securities Trust 2010-C1			2.85%, 02/23/2023	125	132
5.95%, 06/15/2043(f)	400	433	3.45%, 02/09/2045	155	148
JP Morgan Chase Commercial Mortgage			4.65%, 02/23/2046	145	167
Securities Trust 2011-C5			Compiler Finance Sub Inc
5.56%, 08/15/2046(e),(f)	350	385	7.00%, 05/01/2021(f)	80	37
JP Morgan Chase Commercial Mortgage			Diamond 1 Finance Corp / Diamond 2 Finance
Securities Trust 2013-C16			Corp
1.29%, 12/15/2046(e),(i)	10,791	547	4.42%, 06/15/2021(f)	230	240
JP Morgan Chase Commercial Mortgage			5.88%, 06/15/2021(f)	45	48
Securities Trust 2016-JP3			6.02%, 06/15/2026(f)	130	143
3.14%, 08/15/2049(e)	500	515	7.13%, 06/15/2024(f)	50	55
JPMBB Commercial Mortgage Securities			Hewlett Packard Enterprise Co
Trust 2014-C24			2.85%, 10/05/2018(f)	95	97
4.57%, 11/15/2047(e)	500	523	4.90%, 10/15/2025(f)	50	53
LB-UBS Commercial Mortgage Trust			6.20%, 10/15/2035(f)	120	125
2007-C1					$1,997
0.49%, 02/15/2040(e),(i)	11,116	9
			Consumer Products - 0.02%
LB-UBS Commercial Mortgage Trust			Spectrum Brands Inc
2007-C2			5.75%, 07/15/2025	55	59
5.43%, 02/15/2040	168	169
Morgan Stanley Bank of America Merrill			Credit Card Asset Backed Securities - 1.43%
Lynch Trust 2012-C5			Barclays Dryrock Issuance Trust
1.88%, 08/15/2045(e),(f),(i)	4,431	257	0.88%, 12/16/2019(e)	2,000	2,001
Morgan Stanley Bank of America Merrill			Chase Issuance Trust
Lynch Trust 2014-C14			1.30%, 02/18/2020	700	702
1.42%, 02/15/2047(e),(i)	9,777	496
			Synchrony Credit Card Master Note Trust
Morgan Stanley Bank of America Merrill			2014-1
Lynch Trust 2014-C16			1.61%, 11/15/2020	650	653
1.36%, 06/15/2047(e),(i)	4,383	258
			World Financial Network Credit Card Master
Morgan Stanley Bank of America Merrill			Trust
Lynch Trust 2015-C26			1.61%, 12/15/2021	550	553
3.89%, 10/15/2048	250	274	1.76%, 05/17/2021(e)	500	503
Morgan Stanley Bank of America Merrill					$4,412
Lynch Trust 2015-C27			Distribution & Wholesale - 0.11%
3.75%, 12/15/2047(e)	100	110
			American Builders & Contractors Supply Co
Morgan Stanley Bank of America Merrill			Inc
Lynch Trust 2016-C30			5.75%, 12/15/2023(f)	45	47
3.17%, 09/15/2049(e)	500	513

Morgan Stanley Capital I Trust 2007-IQ13			Global Partners LP / GLP Finance Corp
5.36%, 03/15/2044 (e)	99	100	7.00%, 06/15/2023	80	75
			HD Supply Inc
MSBAM Commercial Mortgage Securities			5.75%, 04/15/2024(f)	25	26
Trust 2012-CKSV			7.50%, 07/15/2020	111	115
1.26%, 10/15/2030(e),(f),(i)	3,697	206

UBS Commercial Mortgage Trust 2012-C1			WW Grainger Inc
3.40%, 05/10/2045 (e)	149	159	4.60%, 06/15/2045	65	76
					$339

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
September 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Diversified Financial Services - 1.21%			Electric (continued)
Aircastle Ltd			Electricite de France SA (continued)
5.00%, 04/01/2023	$60	$63	5.63%, 12/29/2049(d),(e),(f)	$400	$393
5.13%, 03/15/2021	150	160	Elwood Energy LLC
5.50%, 02/15/2022	40	43	8.16%, 07/05/2026	132	145
6.75%, 04/15/2017	55	56	Emera US Finance LP
Ally Financial Inc			2.70%, 06/15/2021(f)	185	189
3.25%, 11/05/2018	85	85	Exelon Corp
5.75%, 11/20/2025	90	94	2.85%, 06/15/2020	330	342
BOC Aviation Ltd			4.45%, 04/15/2046	35	38
2.38%, 09/15/2021(f)	200	199	5.10%, 06/15/2045	115	133
CIT Group Inc			Fortis Inc/Canada
3.88%, 02/19/2019	380	388	2.10%, 10/04/2021(f),(g)	185	184
Credit Acceptance Corp			3.06%, 10/04/2026(f),(g)	435	433
6.13%, 02/15/2021	105	106	Indiantown Cogeneration LP
7.38%, 03/15/2023	65	67	9.77%, 12/15/2020	109	118
FBM Finance Inc			Interstate Power & Light Co
8.25%, 08/15/2021(f)	25	26	3.70%, 09/15/2046	80	81
Fly Leasing Ltd			ITC Holdings Corp
6.38%, 10/15/2021	200	203	3.25%, 06/30/2026	75	76
GE Capital International Funding Co			Kentucky Utilities Co
Unlimited Co			3.30%, 10/01/2025	285	307
2.34%, 11/15/2020	163	167	Louisville Gas & Electric Co
4.42%, 11/15/2035	233	262	3.30%, 10/01/2025	115	123
Intercontinental Exchange Inc			MidAmerican Energy Co
2.75%, 12/01/2020	320	333	4.25%, 05/01/2046	205	234
International Lease Finance Corp			Mirant Mid-Atlantic Series C Pass Through
6.25%, 05/15/2019	95	103	Trust
National Rural Utilities Cooperative Finance			10.06%, 12/30/2028	127	97
Corp			NRG Energy Inc
4.75%, 04/30/2043(e)	125	127	6.63%, 01/15/2027(f)	110	108
Navient Corp			Oncor Electric Delivery Co LLC
5.00%, 10/26/2020	10	10	5.25%, 09/30/2040	120	152
5.88%, 03/25/2021	65	65	Pacific Gas & Electric Co
6.13%, 03/25/2024	80	75	4.45%, 04/15/2042	105	119
6.63%, 07/26/2021	40	40	PacifiCorp
7.25%, 09/25/2023	85	85	2.95%, 06/01/2023	185	194
Peachtree Corners Funding Trust			3.85%, 06/15/2021	150	165
3.98%, 02/15/2025(f)	125	126	PPL Capital Funding Inc
Springleaf Finance Corp			3.10%, 05/15/2026	190	193
5.25%, 12/15/2019	110	112	PPL Electric Utilities Corp
Visa Inc			3.00%, 09/15/2021	80	85
2.20%, 12/14/2020	65	67	4.75%, 07/15/2043	115	138
3.15%, 12/14/2025	630	665	PPL WEM Ltd / Western Power Distribution
		$3,727	Ltd
Electric - 3.13%			5.38%, 05/01/2021(f)	440	490
Alabama Power Co			Puget Energy Inc
3.85%, 12/01/2042	125	131	6.00%, 09/01/2021	285	329
4.15%, 08/15/2044	120	131	Southern California Edison Co
CMS Energy Corp			3.60%, 02/01/2045	260	271
3.00%, 05/15/2026	140	142	Southern Co/The
4.70%, 03/31/2043	135	154	2.95%, 07/01/2023	145	150
4.88%, 03/01/2044	130	153	4.40%, 07/01/2046	200	216
Commonwealth Edison Co			Virginia Electric & Power Co
3.70%, 03/01/2045	120	124	4.00%, 01/15/2043	35	38
4.35%, 11/15/2045	125	143	4.45%, 02/15/2044	125	143
Consolidated Edison Co of New York Inc			4.65%, 08/15/2043	65	76
4.50%, 12/01/2045	210	241	Wisconsin Electric Power Co
4.63%, 12/01/2054	150	172	4.30%, 12/15/2045	105	121
Dominion Resources Inc/VA			Xcel Energy Inc
3.90%, 10/01/2025	225	242	3.30%, 06/01/2025	180	190
DTE Energy Co					$9,619
6.38%, 04/15/2033	305	401	Electronics - 0.07%
Duke Energy Corp			Fortive Corp
2.65%, 09/01/2026	255	250	2.35%, 06/15/2021(f)	15	15
3.75%, 09/01/2046	220	213	Keysight Technologies Inc
Dynegy Inc			3.30%, 10/30/2019	115	117
7.38%, 11/01/2022	125	123	Sanmina Corp
Edison International			4.38%, 06/01/2019(f)	40	42
3.75%, 09/15/2017	160	164	Tyco Electronics Group SA
Electricite de France SA			7.13%, 10/01/2037	20	28
2.35%, 10/13/2020(f)	400	408			$202
3.63%, 10/13/2025(f)	230	242
4.95%, 10/13/2045(f)	105	114

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
September 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Engineering & Construction - 0.06%			Gas- 0.12%
SBA Tower Trust			Dominion Gas Holdings LLC
2.90%, 10/15/2044(f)	$170	$172	2.80%, 11/15/2020	$260	$269
			4.80%, 11/01/2043	10	11
Entertainment - 0.29%			Washington Gas Light Co
Carmike Cinemas Inc			3.80%, 09/15/2046	75	79
6.00%, 06/15/2023(f)	55	57			$359
CCM Merger Inc			Healthcare - Products - 1.27%
9.13%, 05/01/2019(f)	195	204	ConvaTec Finance International SA
Cinemark USA Inc			8.25%, PIK 9.00%, 01/15/2019(f),(h)	200	200
4.88%, 06/01/2023	145	146	DJO Finco Inc / DJO Finance LLC / DJO
Eldorado Resorts Inc			Finance Corp
7.00%, 08/01/2023	85	90	8.13%, 06/15/2021(f)	115	107
GLP Capital LP / GLP Financing II Inc			Hill-Rom Holdings Inc
4.38%, 04/15/2021	10	11	5.75%, 09/01/2023(e),(f)	60	64
5.38%, 04/15/2026	80	86	Kinetic Concepts Inc / KCI USA Inc
Lions Gate Entertainment Corp			7.88%, 02/15/2021(f)	70	76
5.25%, 08/01/2018	70	75	9.63%, 10/01/2021(f)	65	65
National CineMedia LLC			10.50%, 11/01/2018	65	68
5.75%, 08/15/2026(f)	60	62	Mallinckrodt International Finance SA /
Pinnacle Entertainment Inc			Mallinckrodt CB LLC
5.63%, 05/01/2024(f)	70	70	5.63%, 10/15/2023(f)	135	129
Regal Entertainment Group			5.75%, 08/01/2022(f)	45	44
5.75%, 03/15/2022	71	73	Medtronic Inc
WMG Acquisition Corp			2.50%, 03/15/2020	355	367
6.00%, 01/15/2021(f)	24	25	4.38%, 03/15/2035	440	499
		$899	4.63%, 03/15/2045	400	470
Food- 1.07%			St Jude Medical Inc
Arcor SAIC			4.75%, 04/15/2043	195	205
6.00%, 07/06/2023(f)	75	80	Teleflex Inc
BI-LO LLC / BI-LO Finance Corp			4.88%, 06/01/2026	40	41
9.25%, 02/15/2019(f)	85	73	Universal Hospital Services Inc
Cencosud SA			7.63%, 08/15/2020	125	119
5.50%, 01/20/2021	150	163	Zimmer Biomet Holdings Inc
Gruma SAB de CV			2.00%, 04/01/2018	285	287
4.88%, 12/01/2024(f)	350	375	2.70%, 04/01/2020	810	828
Grupo Bimbo SAB de CV			3.15%, 04/01/2022	95	98
4.88%, 06/27/2044(f)	200	198	3.55%, 04/01/2025	150	155
Ingles Markets Inc			4.45%, 08/15/2045	75	77
5.75%, 06/15/2023	90	93			$3,899
JBS USA LUX SA / JBS USA Finance Inc			Healthcare - Services - 1.53%
5.75%, 06/15/2025(f)	85	84	Aetna Inc
7.25%, 06/01/2021(f)	25	26	2.40%, 06/15/2021	365	369
Kraft Heinz Foods Co			2.75%, 11/15/2022	35	36
2.80%, 07/02/2020	460	477	2.80%, 06/15/2023	455	465
4.38%, 06/01/2046	450	476	3.20%, 06/15/2026	400	407
5.00%, 07/15/2035	80	92	4.25%, 06/15/2036	140	145
5.20%, 07/15/2045	70	83	4.38%, 06/15/2046	125	131
Post Holdings Inc			Anthem Inc
5.00%, 08/15/2026(f)	110	110	3.13%, 05/15/2022	75	78
7.75%, 03/15/2024(f)	35	39	4.35%, 08/15/2020	130	141
Smithfield Foods Inc			4.63%, 05/15/2042	130	140
5.25%, 08/01/2018(f)	70	70	Centene Corp
5.88%, 08/01/2021(f)	95	99	4.75%, 05/15/2022	155	160
TreeHouse Foods Inc			5.63%, 02/15/2021	40	42
6.00%, 02/15/2024(f)	75	81	5.75%, 06/01/2017	188	192
Wm Wrigley Jr Co			6.13%, 02/15/2024	60	65
2.40%, 10/21/2018(f)	235	239	Cigna Corp
3.38%, 10/21/2020(f)	415	439	4.00%, 02/15/2022	170	185
		$3,297	Fresenius Medical Care US Finance II Inc
Forest Products & Paper - 0.20%			4.75%, 10/15/2024(f)	100	105
Domtar Corp			5.88%, 01/31/2022(f)	85	96
6.25%, 09/01/2042	285	303	6.50%, 09/15/2018(f)	55	60
International Paper Co			HCA Inc
3.00%, 02/15/2027	135	135	4.50%, 02/15/2027	50	50
Resolute Forest Products Inc			4.75%, 05/01/2023	245	256
5.88%, 05/15/2023	75	65	5.00%, 03/15/2024	125	132
Sappi Papier Holding GmbH			5.25%, 04/15/2025	105	112
7.50%, 06/15/2032(f)	50	47	5.88%, 03/15/2022	85	94
Tembec Industries Inc			Humana Inc
9.00%, 12/15/2019(f)	75	57	4.63%, 12/01/2042	20	21
		$607	4.95%, 10/01/2044	18	20
			IASIS Healthcare LLC / IASIS Capital Corp
			8.38%, 05/15/2019	80	72

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
September 30, 2016 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Healthcare - Services (continued)			Iron & Steel - 0.34%
Molina Healthcare Inc			AK Steel Corp
5.38%, 11/15/2022	$80	$83	7.50%, 07/15/2023	$50	$53
MPH Acquisition Holdings LLC			7.63%, 05/15/2020	75	73
7.13%, 06/01/2024(f)	160	172	ArcelorMittal
UnitedHealth Group Inc			6.50%, 03/01/2021(e)	15	17
1.90%, 07/16/2018	220	222	8.00%, 10/15/2039(e)	255	275
4.63%, 07/15/2035	435	505	BlueScope Steel Finance Ltd/BlueScope Steel
4.75%, 07/15/2045	65	78	Finance USA LLC
WellCare Health Plans Inc			6.50%, 05/15/2021(f)	35	37
5.75%, 11/15/2020	70	72	Commercial Metals Co
		$4,706	4.88%, 05/15/2023	240	238
Home Builders - 0.21%			Signode Industrial Group Lux SA/Signode
Beazer Homes USA Inc			Industrial Group US Inc
8.75%, 03/15/2022(f)	50	53	6.38%, 05/01/2022(f)	165	167
CalAtlantic Group Inc			Vale Overseas Ltd
5.88%, 11/15/2024	35	37	5.88%, 06/10/2021	130	136
Lennar Corp			6.25%, 08/10/2026	35	37
4.13%, 12/01/2018	90	93			$1,033
4.50%, 11/15/2019	20	21	Leisure Products & Services - 0.03%
4.75%, 11/15/2022(e)	105	108	NCL Corp Ltd
4.88%, 12/15/2023	40	41	4.63%, 11/15/2020(f)	100	100
WCI Communities Inc
6.88%, 08/15/2021	150	159	Lodging - 0.16%
Woodside Homes Co LLC / Woodside Homes			Boyd Gaming Corp
Finance Inc			6.88%, 05/15/2023	45	48
6.75%, 12/15/2021(f)	135	131	MGM Resorts International
		$643	6.00%, 03/15/2023	80	87
Home Equity Asset Backed Securities - 0.06%			6.63%, 12/15/2021	30	34
New Century Home Equity Loan Trust 2005-			Wyndham Worldwide Corp
1			2.50%, 03/01/2018	305	308
1.11%, 03/25/2035(e)	25	25			$477
Saxon Asset Securities Trust 2004-1			Machinery - Construction & Mining - 0.01%
2.22%, 03/25/2035(e)	127	56	Vander Intermediate Holding II Corp
Specialty Underwriting & Residential Finance			9.75%, PIK 10.50%, 02/01/2019(f),(h)	82	43
Trust Series 2004-BC1
1.29%, 02/25/2035(e)	123	115	Machinery - Diversified - 0.04%
		$196	Cloud Crane LLC
Housewares - 0.04%			10.13%, 08/01/2024(f)	70	73
Newell Brands Inc			CNH Industrial NV
3.15%, 04/01/2021	50	52	4.50%, 08/15/2023	40	40
3.85%, 04/01/2023	65	69			$113
		$121	Media- 2.54%
Insurance - 1.39%			21st Century Fox America Inc
American International Group Inc			4.75%, 09/15/2044	150	164
3.30%, 03/01/2021	290	304	5.40%, 10/01/2043	230	274
3.38%, 08/15/2020	385	406	6.15%, 02/15/2041	115	146
Chubb INA Holdings Inc			Altice Financing SA
2.30%, 11/03/2020	845	867	6.50%, 01/15/2022(f)	200	211
3.35%, 05/03/2026	300	321	Altice Finco SA
CNO Financial Group Inc			7.63%, 02/15/2025(f)	75	75
4.50%, 05/30/2020	20	21	CBS Corp
Liberty Mutual Group Inc			5.75%, 04/15/2020	180	203
7.00%, 03/07/2067(e),(f)	215	184	CCO Holdings LLC / CCO Holdings Capital
Markel Corp			Corp
5.00%, 04/05/2046	280	305	5.13%, 05/01/2023(f)	345	360
Prudential Financial Inc			5.50%, 05/01/2026(f)	35	36
5.38%, 05/15/2045(e)	150	156	5.75%, 02/15/2026(f)	15	16
Travelers Cos Inc/The			Charter Communications Operating LLC /
3.75%, 05/15/2046	140	148	Charter Communications Operating Capital
Voya Financial Inc			4.46%, 07/23/2022(f)	350	378
5.65%, 05/15/2053(e)	405	405	4.91%, 07/23/2025(f)	220	243
XLIT Ltd			6.38%, 10/23/2035(f)	40	47
4.45%, 03/31/2025	725	736	6.48%, 10/23/2045(f)	120	145
5.50%, 03/31/2045	425	416	6.83%, 10/23/2055(f)	170	204
		$4,269	Comcast Corp
Internet - 0.14%			2.35%, 01/15/2027	145	143
Alibaba Group Holding Ltd			3.15%, 03/01/2026	170	179
3.13%, 11/28/2021	250	261	3.38%, 02/15/2025	190	203
Zayo Group LLC / Zayo Capital Inc			4.20%, 08/15/2034	35	39
6.00%, 04/01/2023	170	178	4.60%, 08/15/2045	25	29
		$439	6.40%, 03/01/2040	345	484

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
September 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Media (continued)			Mining (continued)
CSC Holdings LLC			St Barbara Ltd
10.13%, 01/15/2023(f)	$215	$248	8.88%, 04/15/2018(f)	$200	$206
DISH DBS Corp			Taseko Mines Ltd
5.88%, 07/15/2022	85	87	7.75%, 04/15/2019	80	51
5.88%, 11/15/2024	110	109	Teck Resources Ltd
6.75%, 06/01/2021	105	113	3.75%, 02/01/2023	95	87
7.75%, 07/01/2026(f)	25	27	6.25%, 07/15/2041	10	10
7.88%, 09/01/2019	274	307	8.00%, 06/01/2021(f)	20	22
NBCUniversal Enterprise Inc			8.50%, 06/01/2024(f)	15	17
1.37%, 04/15/2018(e),(f)	720	725			$1,723
RCN Telecom Services LLC / RCN Capital			Miscellaneous Manufacturers - 0.21%
Corp			Bombardier Inc
8.50%, 08/15/2020(f)	125	133	5.50%, 09/15/2018(f)	55	56
SFR Group SA			6.13%, 01/15/2023(f)	30	26
7.38%, 05/01/2026(f)	200	204	7.50%, 03/15/2025(f)	55	51
Time Warner Cable LLC			General Electric Co
5.88%, 11/15/2040	135	150	5.30%, 02/11/2021	129	148
6.75%, 07/01/2018	120	130	Ingersoll-Rand Global Holding Co Ltd
Time Warner Inc			2.88%, 01/15/2019	150	154
2.10%, 06/01/2019	135	137	5.75%, 06/15/2043	35	44
2.95%, 07/15/2026	80	81	Tyco International Finance SA
3.60%, 07/15/2025	150	160	5.13%, 09/14/2045	150	177
3.88%, 01/15/2026	70	76			$656
4.05%, 12/15/2023	135	149	Mortgage Backed Securities - 2.89%
4.85%, 07/15/2045	30	34	Fannie Mae REMIC Trust 2005-W2
6.25%, 03/29/2041	165	213	0.73%, 05/25/2035(e)	97	96
Unitymedia Hessen GmbH & Co KG /			Fannie Mae REMICS
Unitymedia NRW GmbH			2.25%, 07/25/2040	183	183
5.50%, 01/15/2023(f)	150	156	3.00%, 04/25/2022(i)	913	45
Univision Communications Inc			3.00%, 04/25/2027(i)	441	40
8.50%, 05/15/2021(f)	37	38	3.50%, 11/25/2027(e),(i)	311	33
Viacom Inc			3.50%, 07/25/2028(e),(i)	617	69
4.85%, 12/15/2034	295	301	3.50%, 03/25/2031(e),(i)	766	76
5.85%, 09/01/2043	25	28	5.47%, 07/25/2039(e),(i)	1,522	170
Virgin Media Finance PLC			5.47%, 07/25/2046(e),(i)	988	261
6.00%, 10/15/2024(f)	200	207	5.47%, 09/25/2046(e),(i)	993	264
Walt Disney Co/The			5.52%, 01/25/2044(e),(i)	2,814	531
1.85%, 07/30/2026	115	110	5.57%, 02/25/2043(e),(i)	589	116
2.30%, 02/12/2021	45	46	5.57%, 03/25/2043(e),(i)	823	193
WideOpenWest Finance LLC /			5.57%, 09/25/2046(e),(i)	1,083	220
WideOpenWest Capital Corp			5.57%, 09/25/2046(e),(i)	493	103
13.38%, 10/15/2019	36	38	5.57%, 09/25/2046(e),(i)	494	102
10.25%, 07/15/2019(c)	75	79	5.97%, 03/25/2022(e),(i)	83	7
Ziggo Secured Finance BV			Freddie Mac REMICS
5.50%, 01/15/2027(f)	150	150	0.97%, 06/15/2023(e)	5	5
		$7,815	3.00%, 09/15/2025(e),(i)	253	12
Metal Fabrication & Hardware - 0.03%			3.00%, 03/15/2026(e),(i)	515	25
Wise Metals Intermediate Holdings LLC/Wise			3.00%, 05/15/2027(e),(i)	631	39
Holdings Finance Corp			3.00%, 10/15/2027(e),(i)	196	18
9.75%, PIK 10.50%, 06/15/2019(f),(h)	84	81	3.50%, 11/15/2020(e),(i)	787	35
			3.50%, 09/15/2026(e),(i)	1,063	109
Mining - 0.56%			4.00%, 11/15/2038(i)	1,264	99
Alcoa Nederland Holding BV			5.53%, 04/15/2040(e),(i)	1,485	305
6.75%, 09/30/2024(f)	40	41	Freddie Mac Structured Agency Credit Risk
Aleris International Inc			Debt Notes
9.50%, 04/01/2021(f)	15	16	1.38%, 04/25/2024(e)	33	33
Barrick Gold Corp			Ginnie Mae
4.10%, 05/01/2023	385	415	4.00%, 07/20/2036(e),(i)	354	4
Barrick North America Finance LLC			4.50%, 04/16/2044(i)	509	81
4.40%, 05/30/2021	220	241	5.07%, 02/20/2045(e),(i)	3,016	614
5.75%, 05/01/2043	80	94	5.52%, 08/20/2043(e),(i)	570	90
BHP Billiton Finance USA Ltd			5.57%, 07/16/2043(e),(i)	709	120
2.05%, 09/30/2018	5	5	5.57%, 06/20/2046(e),(i)	988	247
First Quantum Minerals Ltd			5.67%, 09/20/2044(e),(i)	1,171	245
7.00%, 02/15/2021(f)	80	72	5.67%, 11/20/2045(e),(i)	2,957	640
FMG Resources August 2006 Pty Ltd			5.67%, 01/20/2046(e),(i)	1,059	254
6.88%, 04/01/2022(f)	135	140	5.72%, 06/20/2044(e),(i)	1,767	307
9.75%, 03/01/2022(f)	95	110	6.07%, 04/16/2040(e),(i)	1,090	258
Freeport-McMoRan Inc			6.07%, 03/20/2042(e),(i)	912	243
2.30%, 11/14/2017	75	75	6.12%, 04/16/2042(e),(i)	1,917	431
Newmont Mining Corp			6.12%, 12/20/2042(e),(i)	1,037	288
4.88%, 03/15/2042	115	121	HomeBanc Mortgage Trust 2005-5
			0.87%, 01/25/2036(e)	577	502

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
September 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Mortgage Backed Securities (continued)			Oil & Gas (continued)
JP Morgan Mortgage Trust 2016-2			Petrobras Argentina SA
2.87%, 06/25/2046(e),(f)	$649	$664	7.38%, 07/21/2023(f)	$65	$67
JP Morgan Mortgage Trust 2016-3			Petrobras Global Finance BV
3.50%, 10/25/2046(b),(f)	600	619	4.38%, 05/20/2023	250	224
Washington Mutual Mortgage Pass-Through			8.38%, 05/23/2021	160	175
Certificates WMALT Series 2006-AR1 Trust			Petroleos de Venezuela SA
0.78%, 02/25/2036(e)	124	88	6.00%, 05/16/2024	200	85
		$8,884	Petroleos Mexicanos
Office & Business Equipment - 0.05%			4.88%, 01/18/2024	25	25
Xerox Corp			5.50%, 06/27/2044	75	65
2.95%, 03/15/2017	80	81	6.88%, 08/04/2026(f)	60	68
6.75%, 02/01/2017	10	10	Phillips 66
6.75%, 12/15/2039	50	51	4.65%, 11/15/2034	165	179
		$142	Pioneer Natural Resources Co
Oil & Gas - 2.14%			3.45%, 01/15/2021	280	291
Anadarko Petroleum Corp			4.45%, 01/15/2026	110	119
3.45%, 07/15/2024	250	247	Repsol Oil & Gas Canada Inc
5.55%, 03/15/2026	260	294	7.75%, 06/01/2019	430	472
6.60%, 03/15/2046	185	225	Seven Generations Energy Ltd
Apache Corp			6.75%, 05/01/2023(f)	20	21
4.25%, 01/15/2044	25	24	Shell International Finance BV
4.75%, 04/15/2043	90	92	4.00%, 05/10/2046	135	138
Baytex Energy Corp			Sunoco LP / Sunoco Finance Corp
5.13%, 06/01/2021(f)	45	37	5.50%, 08/01/2020(f)	60	61
BP Capital Markets PLC			6.38%, 04/01/2023(f)	90	92
1.35%, 05/10/2019(e)	650	650	Whiting Petroleum Corp
3.02%, 01/16/2027	165	168	5.00%, 03/15/2019	115	111
Carrizo Oil & Gas Inc			5.75%, 03/15/2021	55	51
6.25%, 04/15/2023	10	10	Woodside Finance Ltd
7.50%, 09/15/2020	125	129	3.70%, 09/15/2026(f)	125	126
Chesapeake Energy Corp			WPX Energy Inc
8.00%, 12/15/2022(f)	150	152	7.50%, 08/01/2020	100	106
Continental Resources Inc/OK			YPF SA
3.80%, 06/01/2024	170	156	8.50%, 07/28/2025(f)	55	60
4.50%, 04/15/2023	115	110			$6,596
5.00%, 09/15/2022	70	70	Oil & Gas Services - 0.09%
Devon Energy Corp			Archrock Partners LP / Archrock Partners
5.00%, 06/15/2045	40	39	Finance Corp
Ecopetrol SA			6.00%, 10/01/2022	55	51
5.88%, 05/28/2045	35	32	PHI Inc
Encana Corp			5.25%, 03/15/2019	65	62
5.15%, 11/15/2041	150	134	Schlumberger Investment SA
EP Energy LLC / Everest Acquisition Finance			3.30%, 09/14/2021(f)	85	90
Inc			Seventy Seven Operating LLC
6.38%, 06/15/2023	65	39	0.00%, 11/15/2019(a),(b),(c)	90	—
9.38%, 05/01/2020	160	113	Weatherford International Ltd
Exxon Mobil Corp			8.25%, 06/15/2023	70	69
2.22%, 03/01/2021	360	368			$272
4.11%, 03/01/2046	30	34	Other Asset Backed Securities - 1.18%
Halcon Resources Corp			CNH Equipment Trust 2014-C
8.63%, 02/01/2020(f)	105	106	1.65%, 09/15/2021(e)	500	503
12.00%, 02/15/2022(f)	9	9	Dell Equipment Finance Trust 2015-2
Kerr-McGee Corp			1.72%, 09/22/2020(e),(f)	625	628
7.88%, 09/15/2031	115	143	JP Morgan Mortgage Acquisition Trust 2007-
Laredo Petroleum Inc			CH3
5.63%, 01/15/2022	5	5	0.68%, 03/25/2037(e)	148	147
7.38%, 05/01/2022	45	47	Kubota Credit Owner Trust 2015-1
Marathon Petroleum Corp			1.54%, 03/15/2019(e),(f)	700	702
4.75%, 09/15/2044	66	59	Trade MAPS 1 Ltd
Murphy Oil Corp			1.22%, 12/10/2018(e),(f)	1,500	1,498
6.88%, 08/15/2024	30	31	Washington Mutural Asset-Backed
Noble Energy Inc			Certificates WMABS Series 2006-HE1 Trust
5.05%, 11/15/2044	135	133	0.71%, 04/25/2036(e)	164	162
Northern Blizzard Resources Inc					$3,640
7.25%, 02/01/2022(f)	93	86	Packaging & Containers - 0.52%
Oasis Petroleum Inc			Ardagh Packaging Finance PLC / Ardagh
6.50%, 11/01/2021	65	62	Holdings USA Inc
6.88%, 03/15/2022	45	43	3.85%, 12/15/2019(e),(f)	200	203
6.88%, 01/15/2023	140	134	Beverage Packaging Holdings Luxembourg II
PDC Energy Inc			SA / Beverage Packaging Holdings II
6.13%, 09/15/2024(f)	30	31	5.63%, 12/15/2016(f)	25	25
7.75%, 10/15/2022	45	48

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
September 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Packaging & Containers (continued)			Pipelines (continued)
Crown Americas LLC / Crown Americas			Kinder Morgan Energy Partners LP
Capital Corp V			4.70%, 11/01/2042	$300	$277
4.25%, 09/30/2026(f)	$10	$10	Kinder Morgan Inc/DE
Crown Cork & Seal Co Inc			3.05%, 12/01/2019	100	102
7.38%, 12/15/2026	132	148	Magellan Midstream Partners LP
Packaging Corp of America			5.00%, 03/01/2026	65	74
4.50%, 11/01/2023	330	362	MPLX LP
Reynolds Group Issuer Inc / Reynolds Group			4.88%, 06/01/2025	88	91
Issuer LLC / Reynolds Group Issuer			ONEOK Partners LP
(Luxembourg) S.A.			4.90%, 03/15/2025	185	199
4.13%, 07/15/2021(e),(f)	40	41	Sabine Pass Liquefaction LLC
5.13%, 07/15/2023(f)	65	67	5.00%, 03/15/2027(f)	35	36
5.75%, 10/15/2020	145	149	5.63%, 03/01/2025	175	188
7.00%, 07/15/2024(f)	15	16	6.25%, 03/15/2022	110	120
WestRock RKT Co			Tesoro Logistics LP / Tesoro Logistics
3.50%, 03/01/2020	565	590	Finance Corp
		$1,611	6.13%, 10/15/2021	110	115
Pharmaceuticals - 1.21%			6.25%, 10/15/2022	15	16
AbbVie Inc			6.38%, 05/01/2024	15	16
2.50%, 05/14/2020	415	423	TransCanada PipeLines Ltd
3.60%, 05/14/2025	50	52	4.63%, 03/01/2034	135	149
4.45%, 05/14/2046	135	141	7.13%, 01/15/2019	95	106
4.70%, 05/14/2045	230	248	Western Gas Partners LP
Actavis Funding SCS			4.65%, 07/01/2026	115	119
4.55%, 03/15/2035	230	244	5.45%, 04/01/2044	240	244
4.85%, 06/15/2044	95	104	Williams Partners LP
Baxalta Inc			3.60%, 03/15/2022	245	249
4.00%, 06/23/2025	55	59	4.00%, 09/15/2025	255	255
5.25%, 06/23/2045	95	112	5.10%, 09/15/2045	165	161
Forest Laboratories LLC			Williams Partners LP / ACMP Finance Corp
5.00%, 12/15/2021(f)	320	358	4.88%, 05/15/2023	210	212
Johnson & Johnson					$5,540
3.70%, 03/01/2046	170	189	Private Equity - 0.05%
Novartis Capital Corp			Icahn Enterprises LP / Icahn Enterprises
4.00%, 11/20/2045	5	5	Finance Corp
Shire Acquisitions Investments Ireland DAC			4.88%, 03/15/2019	55	55
2.40%, 09/23/2021	475	476	6.00%, 08/01/2020	105	106
2.88%, 09/23/2023	335	337			$161
3.20%, 09/23/2026	415	417	Real Estate - 0.28%
Teva Pharmaceutical Finance Netherlands III			American Campus Communities Operating
BV			Partnership LP
1.70%, 07/19/2019	185	185	3.35%, 10/01/2020	235	245
3.15%, 10/01/2026	145	146	4.13%, 07/01/2024	205	219
Valeant Pharmaceuticals International Inc			Crescent Communities LLC
5.63%, 12/01/2021(f)	50	45	8.88%, 10/15/2021(f),(g)	85	86
5.88%, 05/15/2023(f)	65	56	Crescent Resources LLC / Crescent Ventures
7.50%, 07/15/2021(f)	135	131	Inc
		$3,728	10.25%, 08/15/2017(f)	110	110
Pipelines - 1.80%			Kennedy-Wilson Inc
Antero Midstream Partners LP / Antero			5.88%, 04/01/2024	80	81
Midstream Finance Corp			Prologis LP
5.38%, 09/15/2024(f)	35	35	3.75%, 11/01/2025	100	107
Boardwalk Pipelines LP					$848
3.38%, 02/01/2023	250	237	Regional Authority - 0.05%
5.95%, 06/01/2026	130	144	Provincia de Buenos Aires/Argentina
Columbia Pipeline Group Inc			9.13%, 03/16/2024	150	168
3.30%, 06/01/2020	400	414
Enbridge Inc			REITS- 1.97%
1.29%, 06/02/2017(e)	520	519	American Tower Corp
Energy Transfer Equity LP			3.30%, 02/15/2021	80	84
5.88%, 01/15/2024	50	52	3.50%, 01/31/2023	260	271
Energy Transfer Partners LP			AvalonBay Communities Inc
4.05%, 03/15/2025	245	243	2.95%, 05/11/2026	285	285
4.75%, 01/15/2026	55	57	Brixmor Operating Partnership LP
4.90%, 03/15/2035	70	65	4.13%, 06/15/2026	120	124
EnLink Midstream Partners LP			CC Holdings GS V LLC / Crown Castle GS
4.15%, 06/01/2025	220	211	III Corp
4.40%, 04/01/2024	320	312	3.85%, 04/15/2023	510	546
4.85%, 07/15/2026	45	45	DDR Corp
5.05%, 04/01/2045	150	133	3.63%, 02/01/2025	205	207
Enterprise Products Operating LLC			Duke Realty LP
3.70%, 02/15/2026	135	139	3.25%, 06/30/2026	65	67
4.90%, 05/15/2046	195	205

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
September 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
REITS (continued)			Retail (continued)
DuPont Fabros Technology LP			Landry's Holdings II Inc
5.88%, 09/15/2021	$105	$110	10.25%, 01/01/2018(f)	$90	$92
Equinix Inc			Landry's Inc
4.88%, 04/01/2020	35	36	6.75%, 10/15/2024(f),(g)	95	97
5.38%, 01/01/2022	35	37	9.38%, 05/01/2020(f)	105	110
5.38%, 04/01/2023	115	121	Macy's Retail Holdings Inc
5.88%, 01/15/2026	40	43	5.90%, 12/01/2016	420	423
Essex Portfolio LP			6.90%, 04/01/2029	25	29
3.38%, 04/15/2026	355	363	McDonald's Corp
Healthcare Trust of America Holdings LP			2.10%, 12/07/2018	75	76
3.50%, 08/01/2026	325	329	2.75%, 12/09/2020	185	192
Hospitality Properties Trust			4.70%, 12/09/2035	85	96
4.25%, 02/15/2021	355	379	4.88%, 12/09/2045	240	279
Host Hotels & Resorts LP			Michaels Stores Inc
4.50%, 02/01/2026	95	100	5.88%, 12/15/2020(f)	91	94
Iron Mountain Inc			PetSmart Inc
4.38%, 06/01/2021(f)	115	119	7.13%, 03/15/2023(f)	90	94
Iron Mountain US Holdings Inc			Rite Aid Corp
5.38%, 06/01/2026(f)	65	65	6.13%, 04/01/2023(f)	90	97
iStar Inc			Tops Holding LLC / Tops Markets II Corp
4.88%, 07/01/2018	35	35	8.00%, 06/15/2022(f)	100	90
5.00%, 07/01/2019	15	15			$3,821
6.50%, 07/01/2021	30	31	Savings & Loans - 0.08%
9.00%, 06/01/2017	80	83	Nationwide Building Society
Kimco Realty Corp			4.00%, 09/14/2026(f)	250	249
2.80%, 10/01/2026	105	104
3.40%, 11/01/2022	190	200	Shipbuilding - 0.03%
4.25%, 04/01/2045	100	104	Huntington Ingalls Industries Inc
MGM Growth Properties Operating			5.00%, 11/15/2025(f)	100	106
Partnership LP / MGP Finance Co-Issuer Inc
5.63%, 05/01/2024(f)	95	103	Software - 1.01%
MPT Operating Partnership LP / MPT Finance			Activision Blizzard Inc
Corp			2.30%, 09/15/2021(f)	160	160
5.25%, 08/01/2026	30	31	3.40%, 09/15/2026(f)	140	141
6.38%, 03/01/2024	43	47	6.13%, 09/15/2023(f)	145	159
Retail Properties of America Inc			Fidelity National Information Services Inc
4.00%, 03/15/2025	480	477	2.25%, 08/15/2021	20	20
Select Income REIT			3.00%, 08/15/2026	95	94
4.15%, 02/01/2022	250	251	4.50%, 08/15/2046	25	25
Simon Property Group LP			First Data Corp
2.50%, 09/01/2020	145	150	5.00%, 01/15/2024(f)	125	127
2.50%, 07/15/2021	230	236	5.75%, 01/15/2024(f)	40	41
Ventas Realty LP			Microsoft Corp
3.13%, 06/15/2023	240	245	1.55%, 08/08/2021	310	309
3.25%, 10/15/2026	150	151	2.00%, 11/03/2020	170	174
VEREIT Operating Partnership LP			2.00%, 08/08/2023	215	215
4.13%, 06/01/2021	105	108	2.40%, 08/08/2026	350	350
4.88%, 06/01/2026	130	137	3.45%, 08/08/2036	120	122
Welltower Inc			3.70%, 08/08/2046	430	435
4.25%, 04/01/2026	255	275	4.45%, 11/03/2045	110	125
		$6,069	MSCI Inc
Retail - 1.24%			5.25%, 11/15/2024(f)	75	79
Claire's Stores Inc			5.75%, 08/15/2025(f)	25	27
9.00%, 03/15/2019(f)	54	29	Oracle Corp
CVS Health Corp			1.90%, 09/15/2021	75	75
4.75%, 12/01/2022	460	522	2.65%, 07/15/2026	105	105
5.00%, 12/01/2024	190	220	4.00%, 07/15/2046	170	176
5.13%, 07/20/2045	250	306	4.38%, 05/15/2055	130	138
CVS Pass-Through Trust					$3,097
7.51%, 01/10/2032(f)	51	65	Sovereign - 0.90%
Dollar Tree Inc			Argentine Republic Government International
5.75%, 03/01/2023	55	59	Bond
Home Depot Inc/The			7.50%, 04/22/2026(f)	300	338
3.35%, 09/15/2025	415	450	Brazilian Government International Bond
JC Penney Corp Inc			4.25%, 01/07/2025	200	200
5.65%, 06/01/2020	120	120	Croatia Government International Bond
5.88%, 07/01/2023(f)	25	26	6.38%, 03/24/2021	200	225
KFC Holding Co/Pizza Hut Holdings			Dominican Republic International Bond
LLC/Taco Bell of America LLC			6.88%, 01/29/2026(f)	100	116
5.00%, 06/01/2024(f)	100	105	Hungary Government International Bond
5.25%, 06/01/2026(f)	80	85	5.38%, 02/21/2023	120	138
L Brands Inc			Mexico Government International Bond
6.88%, 11/01/2035	60	65	4.13%, 01/21/2026	200	215

See accompanying notes.

     Schedule of Investments Core Plus Bond Account September 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Sovereign (continued)			Telecommunications (continued)
Oman Government International Bond			Level 3 Financing Inc
4.75%, 06/15/2026(f)	$200	$201	5.13%, 05/01/2023	$35	$36
Panama Government International Bond			5.38%, 01/15/2024	80	83
4.00%, 09/22/2024	200	219	6.13%, 01/15/2021	40	41
Peruvian Government International Bond			Ooredoo International Finance Ltd
5.63%, 11/18/2050	35	46	3.88%, 01/31/2028	250	259
Poland Government International Bond			Sprint Capital Corp
3.25%, 04/06/2026	75	79	6.88%, 11/15/2028	85	80
Qatar Government International Bond			Sprint Communications Inc
3.25%, 06/02/2026(f)	250	254	6.00%, 11/15/2022	15	14
Romanian Government International Bond			7.00%, 08/15/2020	135	136
4.88%, 01/22/2024(f)	70	80	9.00%, 11/15/2018(f)	20	22
Russian Foreign Bond - Eurobond			9.13%, 03/01/2017	25	26
5.00%, 04/29/2020	100	108	Sprint Corp
7.50%, 03/31/2030(e)	184	223	7.13%, 06/15/2024	140	136
Turkey Government International Bond			7.88%, 09/15/2023	130	131
5.75%, 03/22/2024	200	215	T-Mobile USA Inc
Uruguay Government International Bond			6.00%, 03/01/2023	60	64
5.10%, 06/18/2050	60	62	6.13%, 01/15/2022	20	21
Venezuela Government International Bond			6.25%, 04/01/2021	675	708
12.75%, 08/23/2022	95	62	6.50%, 01/15/2024	30	32
		$2,781	6.50%, 01/15/2026	95	105
Student Loan Asset Backed Securities - 0.87%			6.63%, 04/28/2021	85	89
Navient Private Education Loan Trust 2014-			Verizon Communications Inc
A			1.35%, 06/09/2017	410	411
1.00%, 05/16/2022(e),(f)	15	15	2.61%, 09/14/2018(e)	750	770
Navient Student Loan Trust 2014-8			2.63%, 02/21/2020	11	11
0.81%, 08/25/2020(e)	92	92	2.63%, 08/15/2026	290	285
Navient Student Loan Trust 2015-1			4.52%, 09/15/2048	226	239
0.83%, 09/26/2022(e)	1,383	1,382	5.01%, 08/21/2054	226	250
SLM Private Education Loan Trust 2012-A			5.15%, 09/15/2023	150	175
1.92%, 08/15/2025(e),(f)	76	76	Vodafone Group PLC
SLM Private Education Loan Trust 2012-E			2.50%, 09/26/2022	360	362
1.27%, 10/16/2023(e),(f)	172	172	Wind Acquisition Finance SA
SLM Private Education Loan Trust 2013-A			7.38%, 04/23/2021(f)	290	303
1.12%, 08/15/2022(e),(f)	632	633			$8,421
SoFi Professional Loan Program 2016-D			Transportation - 0.74%
LLC			Burlington Northern Santa Fe LLC
1.53%, 04/25/2033(b),(f)	300	300	3.85%, 09/01/2023	185	204
		$2,670	CSX Corp
Telecommunications - 2.74%			3.70%, 10/30/2020	320	342
AT&T Inc			3.95%, 05/01/2050	50	50
2.45%, 06/30/2020	230	234	5.50%, 04/15/2041	85	105
3.60%, 02/17/2023	365	385	6.25%, 03/15/2018	200	214
3.80%, 03/15/2022	335	359	7.38%, 02/01/2019	170	192
4.13%, 02/17/2026	90	97	Eletson Holdings Inc
4.45%, 05/15/2021	95	104	9.63%, 01/15/2022(f)	110	78
4.50%, 05/15/2035	365	383	FedEx Corp
6.00%, 08/15/2040	195	234	4.55%, 04/01/2046	75	83
6.38%, 03/01/2041	135	169	4.75%, 11/15/2045	345	394
B Communications Ltd			Hornbeck Offshore Services Inc
7.38%, 02/15/2021(f)	35	38	5.00%, 03/01/2021	65	38
Cisco Systems Inc			Navios Maritime Acquisition Corp / Navios
1.85%, 09/20/2021	135	136	Acquisition Finance US Inc
2.20%, 02/28/2021	265	271	8.13%, 11/15/2021(f)	190	140
2.50%, 09/20/2026	155	157	Navios Maritime Holdings Inc / Navios
Deutsche Telekom International Finance BV			Maritime Finance II US Inc
1.95%, 09/19/2021(f)	460	460	7.38%, 01/15/2022(f)	140	68
Frontier Communications Corp			Navios South American Logistics Inc / Navios
8.88%, 09/15/2020	25	27	Logistics Finance US Inc
11.00%, 09/15/2025	175	183	7.25%, 05/01/2022(f)	185	141
10.50%, 09/15/2022	120	127	Union Pacific Corp
Goodman Networks Inc			4.38%, 11/15/2065	120	131
12.13%, 07/01/2018	95	46	4.82%, 02/01/2044	70	84
Intelsat Jackson Holdings SA					$2,264
7.25%, 10/15/2020	95	74	Trucking & Leasing - 0.07%
8.00%, 02/15/2024(f)	20	20	Penske Truck Leasing Co Lp / PTL Finance
Intelsat Luxembourg SA			Corp
7.75%, 06/01/2021	95	32	3.38%, 02/01/2022(f)	200	208
8.13%, 06/01/2023	115	39
Level 3 Communications Inc			TOTAL BONDS		$198,218
5.75%, 12/01/2022	55	57

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
September 30, 2016 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS	Principal
CONVERTIBLE BONDS - 0.03%	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value(000	's)
Semiconductors - 0.03%			Food (continued)
Jazz US Holdings Inc			Pinnacle Foods Finance LLC, Term Loan I
8.00%, 12/31/2018	$60	$96	3.28%, 01/13/2023(e)	$40	$40
					$99
TOTAL CONVERTIBLE BONDS		$96	Forest Products & Paper - 0.08%
SENIOR FLOATING RATE INTERESTS -	Principal		Caraustar Industries Inc, Term Loan B
1.86%	Amount (000's)	Value (000's)	8.00%, 04/26/2019(e)	83	84
Aerospace & Defense - 0.04%			8.00%, 05/01/2019(e)	152	154
B/E Aerospace Inc, Term Loan B					$238
3.79%, 12/16/2021(e)	$131	$133	Healthcare - Products - 0.05%
			Kinetic Concepts Inc, Term Loan F1
Automobile Manufacturers - 0.04%			5.00%, 11/04/2020(e)	62	62
FCA US LLC, Term Loan B			Mallinckrodt International Finance SA, Term
3.50%, 05/24/2017(e)	72	72	Loan B
Navistar Inc, Term Loan B			3.34%, 03/19/2021(e)	84	84
6.50%, 08/06/2020(e)	45	45			$146
		$117	Healthcare - Services - 0.19%
Building Materials - 0.03%			Acadia Healthcare Co Inc, Term Loan
GYP Holdings III Corp, Term Loan			3.75%, 02/16/2023(e)	55	55
4.50%, 04/01/2021(e)	87	87	DaVita Inc, Term Loan B
			3.50%, 06/18/2021(e)	44	44
Chemicals - 0.16%			Lantheus Medical Imaging Inc, Term Loan B
A Schulman Inc, Term Loan B			7.00%, 06/24/2022(e)	192	188
4.00%, 05/11/2022(e)	52	52	MPH Acquisition Holdings LLC, Term Loan
Aruba Investments Inc, Term Loan B			B
4.50%, 02/02/2022(e)	15	14	5.00%, 05/25/2023(e)	163	165
Emerald Performance Materials LLC, Term			Radnet Management Inc, Term Loan B
Loan			4.77%, 06/30/2023(e)	14	14
7.75%, 07/22/2022(e)	140	140	8.00%, 03/25/2021(e)	121	119
Ineos US Finance LLC, Term Loan B					$585
3.75%, 12/15/2020(e)	175	175	Insurance - 0.09%
Methanol Holdings Trinidad Ltd, Term Loan			Asurion LLC, Term Loan
B			8.50%, 02/19/2021(e)	65	65
4.25%, 06/16/2022(e)	113	110	Asurion LLC, Term Loan B1
		$491	5.00%, 05/24/2019(e)	30	30
Commercial Services - 0.03%			Asurion LLC, Term Loan B2
Fly Funding II Sarl, Term Loan			4.25%, 06/19/2020(e)	51	50
3.54%, 08/09/2019(e)	78	79	Lonestar Intermediate Super Holdings LLC,
			PIK Term Loan
Computers - 0.01%			10.00%, PIK 0.75%, 08/10/2021(e),(h)	145	144
CompuCom Systems Inc, Term Loan B					$289
0.00%, 05/09/2020(e),(j)	40	28	Internet - 0.03%
			Zayo Group LLC, Term Loan B
Consumer Products - 0.02%			3.75%, 05/06/2021(e)	81	82
Dell International LLC, Term Loan B
4.00%, 06/02/2023(e)	60	60	Investment Companies - 0.02%
			Frank Russell Co, Term Loan B
Diversified Financial Services - 0.05%			6.75%, 05/10/2023(e)	55	54
Delos Finance Sarl, Term Loan B
3.59%, 02/26/2021(e)	150	151	Lodging - 0.03%
			Hilton Worldwide Finance LLC, Term Loan
Electric - 0.02%			B1
Dynegy Inc, Term Loan C			3.50%, 09/23/2020(e)	8	8
5.00%, 06/22/2023(e)	50	51	Hilton Worldwide Finance LLC, Term Loan
			B2
Entertainment - 0.18%			3.10%, 10/25/2023(e)	86	87
CCM Merger Inc, Term Loan B					$95
4.50%, 07/30/2021(e)	155	155
			Media- 0.05%
Eldorado Resorts Inc, Term Loan B			SFR Group SA, Term Loan B
4.25%, 07/15/2022(e)	63	64	5.00%, 01/08/2024(e)	50	50
Lions Gate Entertainment Corp, Term Loan			Univision Communications Inc, Term Loan
B			C3
5.00%, 03/11/2022(e)	140	142	4.00%, 03/01/2020(e)	24	24
WMG Acquisition Corp, Term Loan B
3.75%, 07/07/2020(e)	209	208	Univision Communications Inc, Term Loan
			C4
		$569	4.00%, 03/01/2020(e)	74	74
Food- 0.03%			WideOpenWest Finance LLC, Term Loan
B&G Foods Inc, Term Loan B			4.50%, 08/11/2023(e)	19	19
3.84%, 10/21/2022(e)	34	34			$167
JBS USA LUX SA, Term Loan B
4.00%, 08/18/2022(e)	25	25

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
September 30, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)
Mining - 0.02%			Semiconductors - 0.06%
FMG Resources August 2006 Pty Ltd, Term			Avago Technologies Cayman Finance Ltd,
Loan B			Term Loan B3
3.75%, 06/30/2019(e)	$78	$78	3.52%, 02/01/2023(e)	$57	$58
			NXP BV, Term Loan B
Oil & Gas - 0.12%			3.41%, 12/07/2020(e)	116	116
California Resources Corp, Term Loan					$174
11.37%, 12/31/2021(e)	100	105	Software - 0.04%
Chesapeake Energy Corp, Term Loan			Evergreen Skills Lux Sarl, Term Loan
8.50%, 08/17/2021(e)	110	115	3.75%, 04/08/2021(e)	54	54
Drillships Financing Holding Inc, Term Loan			First Data Corp, Term Loan B
B1			4.28%, 07/08/2022(e)	60	60
6.00%, 03/31/2021(e)	66	33	4.53%, 03/24/2021(e)	19	19
EP Energy LLC, Term Loan 1.5					$133
9.75%, 06/30/2021(e)	40	39	TOTAL SENIOR FLOATING RATE INTERESTS		$5,727
Seadrill Operating LP, Term Loan B
4.00%, 02/12/2021(e)	130	65	U.S. GOVERNMENT & GOVERNMENT	Principal
			AGENCY OBLIGATIONS - 36.00%	Amount (000's)	Value (000's)
		$357	Federal Home Loan Mortgage Corporation (FHLMC) - 4.66%
Oil & Gas Services - 0.04%			2.75%, 02/01/2037(e)	$24	$25
Navios Maritime Midstream Partners LP,			2.86%, 02/01/2034(e)	3	3
Term Loan B			3.00%, 11/01/2042	424	445
5.36%, 06/15/2020(e)	112	109	3.00%, 03/01/2043	1,888	1,987
Seventy Seven Operating LLC, Term Loan B			3.50%, 04/01/2046	1,959	2,070
3.75%, 06/17/2021(e)	29	25	3.50%, 11/01/2046(k)	800	843
		$134	4.00%, 02/01/2044	497	537
Packaging & Containers - 0.05%			4.00%, 10/01/2044	700	758
Berry Plastics Group Inc, Term Loan H			4.00%, 01/01/2045	666	720
3.75%, 10/01/2022(e)	37	37	4.00%, 01/01/2046	1,383	1,485
Coveris Holdings SA, Term Loan B			4.50%, 07/01/2024	39	41
4.50%, 05/08/2019(e)	50	50	4.50%, 12/01/2043	1,768	1,953
SIG Combibloc US Acquisition Inc, Term			4.50%, 09/01/2044	416	458
Loan B			5.00%, 05/01/2018	53	55
0.00%, 03/11/2022(e),(j)	54	54	5.00%, 06/01/2031	186	206
		$141	5.00%, 10/01/2035	70	78
Pharmaceuticals - 0.11%			5.00%, 06/01/2041	1,999	2,250
DPx Holdings BV, Term Loan B			6.00%, 03/01/2031	17	19
4.25%, 01/22/2021(e)	63	63	6.00%, 06/01/2032	37	43
Endo Luxembourg Finance Co I Sarl, Term			6.00%, 10/01/2032	22	26
Loan B			6.00%, 01/01/2038	106	124
3.75%, 06/24/2022(e)	45	44	6.50%, 03/01/2029	6	7
Grifols Worldwide Operations USA Inc, Term			6.50%, 05/01/2029	8	9
Loan B			6.50%, 04/01/2031	3	4
3.45%, 03/05/2021(e)	82	83	6.50%, 02/01/2032	7	9
Valeant Pharmaceuticals International Inc,			6.50%, 05/01/2032	7	8
Term Loan BE1			6.50%, 05/01/2032	8	9
5.25%, 08/05/2020(e)	105	105	6.50%, 04/01/2035	11	14
Valeant Pharmaceuticals International Inc,			7.00%, 12/01/2029	21	24
Term Loan BF1			7.00%, 06/01/2030	4	5
5.50%, 04/01/2022(e)	48	48	7.00%, 12/01/2030	4	4
		$343	7.00%, 01/01/2031	1	1
REITS- 0.09%			7.00%, 01/01/2031	3	4
iStar Inc, Term Loan B			7.00%, 02/01/2031	1	2
5.50%, 07/01/2020(e)	240	242	7.00%, 12/01/2031	35	36
MGM Growth Properties Operating			7.50%, 04/01/2030	4	5
Partnership LP, Term Loan B			7.50%, 09/01/2030	1	1
4.00%, 04/07/2023(e)	40	40	7.50%, 03/01/2031	14	16
		$282	8.00%, 09/01/2030	37	39
Retail - 0.18%					$14,323
Academy Ltd, Term Loan B			Federal National Mortgage Association (FNMA) - 13.41%
5.00%, 06/16/2022(e)	106	104	2.50%, 03/01/2030	842	875
Dollar Tree Inc, Term Loan B2			2.50%, 10/01/2031(k)	7,280	7,540
4.18%, 07/06/2022(e)	130	131	2.62%, 07/01/2034(e)	3	3
JC Penney Corp Inc, Term Loan B			3.00%, 10/01/2026(k)	750	787
5.26%, 06/09/2023(e)	45	45	3.00%, 10/01/2030	2,232	2,354
KFC Holding Co, Term Loan B			3.00%, 03/01/2034	573	602
3.28%, 06/02/2023(e)	60	60	3.00%, 11/01/2042	1,041	1,090
Landry's Inc, Term Loan			3.00%, 05/01/2043	257	269
0.00%, 09/21/2023(e),(j)	50	50	3.00%, 11/01/2046(k)	1,450	1,504
Michaels Stores Inc, Term Loan			3.50%, 04/01/2030	611	658
0.00%, 01/27/2023(e),(j)	80	80	3.50%, 08/01/2034	659	700
PetSmart Inc, Term Loan B			3.50%, 01/01/2041	59	62
4.25%, 03/11/2022(e)	93	94	3.50%, 11/01/2041(k)	2,125	2,240
		$564	3.50%, 11/01/2042	1,223	1,318

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
September 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT		Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
3.50%, 07/01/2043	$1,282	$1,370		7.00%, 03/15/2031	$14	$16
3.50%, 07/01/2043	500	535		7.50%, 05/15/2029	18	18
3.50%, 09/01/2044	2,918	3,113		8.00%, 12/15/2030	8	10
3.50%, 11/01/2044	2,432	2,596				$14,475
3.50%, 04/01/2046	786	831	U.S. Treasury - 12.13%
4.00%, 10/01/2019	31	32		0.88%, 04/30/2017(l)	850	852
4.00%, 08/01/2020	161	166		0.88%, 07/15/2018	1,125	1,127
4.00%, 03/01/2034	646	712		1.25%, 07/31/2023	1,405	1,390
4.00%, 11/01/2040	2,096	2,282		1.38%, 01/31/2020	5,825	5,901
4.00%, 09/01/2043	898	972		1.38%, 03/31/2020	250	253
4.00%, 06/01/2044	433	470		1.38%, 04/30/2020	300	304
4.00%, 05/01/2045	678	739		1.50%, 08/15/2026	350	347
4.00%, 12/01/2045	1,175	1,269		1.63%, 05/15/2026	2,500	2,503
4.50%, 07/01/2025	85	91		1.75%, 09/30/2019(m)	4,800	4,920
4.50%, 11/01/2040	1,346	1,484		1.75%, 04/30/2022	385	395
4.50%, 09/01/2041	355	391		1.88%, 11/30/2021	2,550	2,634
4.50%, 12/01/2044	244	267		2.00%, 05/31/2021	720	748
5.00%, 02/01/2035	247	278		2.00%, 10/31/2021	540	561
5.00%, 06/01/2040	21	24		2.00%, 02/15/2025	1,300	1,346
5.00%, 10/01/2041	334	373		2.13%, 05/15/2025	750	784
5.00%, 01/01/2042	344	386		2.63%, 01/31/2018	1,700	1,742
5.50%, 06/01/2019	23	24		2.75%, 08/15/2042	210	229
5.50%, 07/01/2019	13	14		2.88%, 08/15/2045	675	752
5.50%, 07/01/2019	7	7		3.00%, 11/15/2044	1,450	1,653
5.50%, 08/01/2019	19	20		3.00%, 05/15/2045	190	217
5.50%, 08/01/2019	4	4		3.00%, 11/15/2045	2,000	2,282
5.50%, 10/01/2019	28	30		3.13%, 02/15/2042	590	687
5.50%, 10/01/2019	35	37		3.13%, 08/15/2044	70	82
5.50%, 12/01/2022	32	36		3.75%, 11/15/2043	1,500	1,952
5.50%, 07/01/2033	400	455		4.75%, 02/15/2037	2,500	3,628
5.50%, 04/01/2035	40	45				$37,289
5.50%, 08/01/2036	756	856	U.S. Treasury Inflation-Indexed Obligations - 1.09%
5.50%, 02/01/2037	12	14		0.13%, 04/15/2019	164	167
5.50%, 05/01/2040	68	77		0.13%, 01/15/2022	361	369
6.00%, 05/01/2031	4	4		0.25%, 01/15/2025	2,769	2,820
6.00%, 07/01/2035	241	281				$3,356
6.00%, 02/01/2037	206	236	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 02/01/2038	98	114	OBLIGATIONS			$110,688
6.50%, 03/01/2032	10	12	Total Investments			$328,153
6.50%, 07/01/2037	69	85	Other Assets and Liabilities - (6.71)%			$(20,633)
6.50%, 07/01/2037	49	59	TOTAL NET ASSETS - 100.00%			$307,520
6.50%, 02/01/2038	54	66
6.50%, 03/01/2038	28	32
6.50%, 09/01/2038	272	336	(a)	Non-Income Producing Security
7.00%, 02/01/2032	17	18	(b)	Fair value of these investments is determined in good faith by the Manager
		$41,245		under procedures established and periodically reviewed by the Board of
Government National Mortgage Association (GNMA) - 4.71%				Directors. At the end of the period, the fair value of these securities totaled
1.50%, 07/20/2043(e)	341	353		$919 or 0.30% of net assets.
3.00%, 02/15/2043	593	623	(c)	Security is Illiquid. At the end of the period, the value of these securities
3.00%, 07/20/2044	921	968		totaled $135 or 0.04% of net assets.
3.00%, 01/20/2046	648	680	(d)	Perpetual security. Perpetual securities pay an indefinite stream of
3.00%, 10/01/2046	2,700	2,828		interest, but they may be called by the issuer at an earlier date.
3.50%, 10/15/2042	72	77	(e)	Variable Rate. Rate shown is in effect at September 30, 2016.
3.50%, 10/01/2046	4,050	4,302	(f)	Security exempt from registration under Rule 144A of the Securities Act of
4.00%, 02/15/2042	243	265		1933. These securities may be resold in transactions exempt from
4.00%, 02/20/2046	580	621		registration, normally to qualified institutional buyers. At the end of the
4.50%, 09/15/2039	821	924		period, the value of these securities totaled $37,928 or 12.33% of net
4.50%, 11/15/2040	199	223		assets.
4.50%, 07/20/2045	618	667	(g)	Security purchased on a when-issued basis.
5.00%, 02/15/2034	385	433	(h)	Payment in kind; the issuer has the option of paying additional securities
5.00%, 10/15/2034	137	154		in lieu of cash.
5.00%, 10/20/2039	84	93	(i)	Security is an Interest Only Strip.
5.00%, 07/20/2040	47	51	(j)	This Senior Floating Rate Note will settle after September 30, 2016, at
5.00%, 02/15/2042	157	177		which time the interest rate will be determined.
5.50%, 12/20/2033	190	216	(k)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
5.50%, 05/20/2035	21	23		Notes to Financial Statements for additional information.
6.00%, 01/20/2029	35	41	(l)	Security or a portion of the security was pledged to cover margin
6.00%, 07/20/2029	6	7		requirements for futures contracts. At the end of the period, the value of
6.00%, 12/15/2033	35	41		these securities totaled $361 or 0.12% of net assets.
6.00%, 12/20/2036	106	120	(m)	Security or a portion of the security was pledged to cover margin
6.50%, 03/20/2028	6	7		requirements for swap and/or swaption contracts. At the end of the period,
6.50%, 05/20/2029	5	6		the value of these securities totaled $789 or 0.26% of net assets.
6.50%, 12/15/2032	460	531

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
September 30, 2016 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Mortgage Securities		31.30%
Government		14.17%
Financial		13.15%
Asset Backed Securities		12.49%
Consumer, Non-cyclical		7.90%
Communications		5.57%
Energy		4.21%
Consumer, Cyclical		4.12%
Investment Companies		3.88%
Utilities		3.27%
Industrial		2.94%
Basic Materials		1.86%
Technology		1.85%
Other Assets and Liabilities		(6.71)%
TOTAL NET ASSETS		100.00%

Exchange Cleared Credit Default Swaps

Buy Protection
	Implied
	Credit Spread
	as of	(Pay)/			Upfront		Unrealized
	September	Receive	Expiration	Notional	Premiums		Appreciation/
Reference Entity	30, 2016 (a)	Fixed Rate	Date	Amount	Paid/(Received)		(Depreciation)	Fair Value
CDX.NA.HY.26	N/A	(5.00)%	06/20/2021	$3,500	$(93	) $	(87)	$(180)
CDX.NA.HY.25	N/A	(5.00)%	12/20/2020	4,356	18		(270)	(252)
CDX.NA.HY.25	N/A	(5.00)%	12/20/2020	4,356	(12)		(241)	(253)
Total					$(87	) $	(598)	$(685)

Amounts in thousands

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

		Futures Contracts
					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
US 2 Year Note; December 2016	Short	25	$5,463	$5,462	$1
US 5 Year Note; December 2016	Long	58	7,049	7,048	(1)
US Long Bond; December 2016	Long	13	2,215	2,186	(29)
US Ultra Bond; December 2016	Long	18	3,376	3,310	(66)
Total					$(95)
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
Diversified Balanced Account
September 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held		Value(000's)
Principal Funds, Inc. Institutional Class - 14.97%
International Equity Index Fund (a)	8,177,505		$76,542
MidCap S&P 400 Index Fund (a)	2,236,531		43,903
SmallCap S&P 600 Index Fund (a)	1,780,864		43,702
			$164,147
Principal Variable Contracts Funds, Inc. Class 1 - 85.06%
Bond Market Index Account (a)	51,839,071		548,457
LargeCap S&P 500 Index Account (a)	25,811,896		384,339
			$932,796
TOTAL INVESTMENT COMPANIES			$1,096,943
Total Investments			$1,096,943
Other Assets and Liabilities - (0.03)%			$(277)
TOTAL NET ASSETS - 100.00%			$1,096,666

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type			Percent
Fixed Income Funds			50.01%
Domestic Equity Funds			43.04%
International Equity Funds			6.98%
Other Assets and Liabilities			(0.03)%
TOTAL NET ASSETS			100.00%

December 31,		December 31,					September 30,	September 30,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	50,813,812	$511,814	5,831,414	$61,432	4,806,155	$50,124	51,839,071	$523,124
International Equity Index Fund	7,867,228	77,275	1,449,932	12,678	1,139,655	10,256	8,177,505	79,686
LargeCap S&P 500 Index Account	24,934,691	242,039	3,350,597	47,834	2,473,392	36,136	25,811,896	254,892
MidCap S&P 400 Index Fund	2,342,483	35,165	252,845	4,269	358,797	6,497	2,236,531	32,948
SmallCap S&P 600 Index Fund	1,892,320	33,588	238,975	4,937	350,431	7,902	1,780,864	30,623
		$899,881		$131,150		$110,915		$921,273

				Realized Gain/Loss			Realized Gain from
			Income	on Investments		Capital Gain Distributions
Bond Market Index Account	$		9,707		$2			$—
International Equity Index Fund			—		(11)			—
LargeCap S&P 500 Index Account			6,282		1,155			9,164
MidCap S&P 400 Index Fund			—		11			—
SmallCap S&P 600 Index Fund			—		—			—
	$		15,989		$1,157			$9,164
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Balanced Managed Volatility Account
September 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held		Value(000's)
Principal Funds, Inc. Institutional Class - 14.97%
International Equity Index Fund (a)	1,221,806		$11,436
MidCap S&P 400 Index Fund (a)		334,154	6,559
SmallCap S&P 600 Index Fund (a)		266,083	6,530
			$24,525
Principal Variable Contracts Funds, Inc. Class 1 - 85.06%
Bond Market Index Account (a)	7,745,026		81,942
LargeCap S&P 500 Managed Volatility Index	4,885,509		57,405
Account (a)
			$139,347
TOTAL INVESTMENT COMPANIES			$163,872
Total Investments			$163,872
Other Assets and Liabilities - (0.03)%			$(44)
TOTAL NET ASSETS - 100.00%			$163,828

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type			Percent
Fixed Income Funds			50.02%
Domestic Equity Funds			43.03%
International Equity Funds			6.98%
Other Assets and Liabilities			(0.03)%
TOTAL NET ASSETS			100.00%

	December 31,	December 31,					September 30,	September 30,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	6,817,647	$69,933	1,507,691	$15,882	580,312	$6,037	7,745,026	$79,777
International Equity Index Fund	1,055,620	10,691	322,318	2,837	156,132	1,401	1,221,806	12,128
LargeCap S&P 500 Managed	4,281,462	47,120	970,843	10,949	366,796	4,172	4,885,509	53,903
Volatility Index Account
MidCap S&P 400 Index Fund	314,314	6,082	68,699	1,206	48,859	879	334,154	6,411
SmallCap S&P 600 Index Fund	253,917	6,107	60,560	1,296	48,394	1,088	266,083	6,317
		$139,933		$32,170		$13,577		$158,536

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Account	$		1,419		$(1)			$—
International Equity Index Fund			—		1			—
LargeCap S&P 500 Managed Volatility
Index Account			812		6			483
MidCap S&P 400 Index Fund			—		2			—
SmallCap S&P 600 Index Fund			—		2			—
	$		2,231		$10			$483
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Growth Account
September 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held		Value(000's)
Principal Funds, Inc. Institutional Class - 19.95%
International Equity Index Fund (a)	37,424,053		$350,289
MidCap S&P 400 Index Fund (a)	8,955,798		175,802
SmallCap S&P 600 Index Fund (a)	7,131,357		175,004
			$701,095
Principal Variable Contracts Funds, Inc. Class 1 - 80.07%
Bond Market Index Account (a)	116,244,905		1,229,871
LargeCap S&P 500 Index Account (a)	106,312,126		1,582,988
			$2,812,859
TOTAL INVESTMENT COMPANIES			$3,513,954
Total Investments			$3,513,954
Other Assets and Liabilities - (0.02)%			$(872)
TOTAL NET ASSETS - 100.00%			$3,513,082

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type			Percent
Domestic Equity Funds			55.04%
Fixed Income Funds			35.01%
International Equity Funds			9.97%
Other Assets and Liabilities			(0.02)%
TOTAL NET ASSETS			100.00%

December 31,		December 31,					September 30,	September 30,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	110,605,381	$1,116,309	15,699,755	$165,252	10,060,231	$104,570	116,244,905	$1,176,954
International Equity Index Fund	34,947,810	351,945	6,203,152	54,334	3,726,909	33,620	37,424,053	372,628
LargeCap S&P 500 Index Account	99,688,722	1,086,447	12,616,195	181,036	5,992,791	87,895	106,312,126	1,179,875
MidCap S&P 400 Index Fund	9,105,130	147,871	895,827	15,224	1,045,159	18,860	8,955,798	144,249
SmallCap S&P 600 Index Fund	7,355,404	144,123	855,471	17,755	1,079,518	24,383	7,131,357	137,501
		$2,846,695		$433,601		$269,328		$3,011,207

				Realized Gain/Loss			Realized Gain from
			Income	on Investments		Capital Gain Distributions
Bond Market Index Account	$		21,489		$(37)			$—
International Equity Index Fund			—		(31)			—
LargeCap S&P 500 Index Account			25,541		287			37,259
MidCap S&P 400 Index Fund			—		14			—
SmallCap S&P 600 Index Fund			—		6			—
	$		47,030		$239			$37,259
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Growth Managed Volatility Account
September 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held		Value (000's)
Principal Funds, Inc. Institutional Class - 19.96%
International Equity Index Fund (a)	3,232,409		$30,255
MidCap S&P 400 Index Fund (a)		773,534	15,184
SmallCap S&P 600 Index Fund (a)		615,961	15,116
			$60,555
Principal Variable Contracts Funds, Inc. Class 1 - 80.07%
Bond Market Index Account (a)	10,040,211		106,226
LargeCap S&P 500 Managed Volatility Index 11,632,618			136,683
Account (a)
			$242,909
TOTAL INVESTMENT COMPANIES			$303,464
Total Investments			$303,464
Other Assets and Liabilities - (0.03)%			$(79)
TOTAL NET ASSETS - 100.00%			$303,385

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type			Percent
Domestic Equity Funds			55.04%
Fixed Income Funds			35.02%
International Equity Funds			9.97%
Other Assets and Liabilities			(0.03)%
TOTAL NET ASSETS			100.00%

	December 31,	December 31,					September 30,	September 30,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	8,723,872	$89,404	2,148,157	$22,620	831,818	$8,653	10,040,211	$103,371
International Equity Index Fund	2,756,555	28,002	820,533	7,224	344,679	3,103	3,232,409	32,125
LargeCap S&P 500 Managed	10,062,306	110,845	2,190,518	24,752	620,206	7,094	11,632,618	128,521
Volatility Index Account
MidCap S&P 400 Index Fund	718,180	13,911	149,576	2,629	94,222	1,697	773,534	14,848
SmallCap S&P 600 Index Fund	580,172	13,984	132,413	2,835	96,624	2,179	615,961	14,639
		$256,146		$60,060		$22,726		$293,504

				Realized Gain/Loss			Realized Gain from
			Income	on Investments		Capital Gain Distributions
Bond Market Index Account	$		1,842		$—			$—
International Equity Index Fund			—		2			—
LargeCap S&P 500 Managed Volatility
Index Account			1,936		18			1,153
MidCap S&P 400 Index Fund			—		5			—
SmallCap S&P 600 Index Fund			—		(1)			—
	$		3,778		$24			$1,153
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Income Account
September 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held		Value(000 's)
Principal Funds, Inc. Institutional Class - 9.98%
International Equity Index Fund (a)	1,029,877		$9,640
MidCap S&P 400 Index Fund (a)		369,716	7,257
SmallCap S&P 600 Index Fund (a)		294,370	7,224
			$24,121
Principal Variable Contracts Funds, Inc. Class 1 - 90.05%
Bond Market Index Account (a)	14,853,485		157,150
LargeCap S&P 500 Index Account (a)	4,063,758		60,509
			$217,659
TOTAL INVESTMENT COMPANIES			$241,780
Total Investments			$241,780
Other Assets and Liabilities - (0.03)%			$(65)
TOTAL NET ASSETS - 100.00%			$241,715

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type			Percent
Fixed Income Funds			65.02%
Domestic Equity Funds			31.02%
International Equity Funds			3.99%
Other Assets and Liabilities			(0.03)%
TOTAL NET ASSETS			100.00%

December 31,		December 31,					September 30,	September 30,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	12,714,521	$129,365	3,905,387	$41,233	1,766,423	$18,554	14,853,485	$152,048
International Equity Index Fund	865,340	8,768	369,945	3,265	205,408	1,852	1,029,877	10,182
LargeCap S&P 500 Index Account	3,428,317	41,108	1,268,839	18,328	633,398	9,282	4,063,758	50,161
MidCap S&P 400 Index Fund	338,175	5,822	112,492	2,000	80,951	1,481	369,716	6,342
SmallCap S&P 600 Index Fund	273,191	5,787	96,630	2,097	75,451	1,710	294,370	6,171
		$190,850		$66,923		$32,879		$224,904

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Account		$2,755			$4			$—
International Equity Index Fund		—			1			—
LargeCap S&P 500 Index Account		979			7			1,429
MidCap S&P 400 Index Fund		—			1			—
SmallCap S&P 600 Index Fund		—			(3)			—
		$3,734			$10			$1,429
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified International Account
September 30, 2016 (unaudited)

COMMON STOCKS - 99.93%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.99%				Commercial Services (continued)
WPP PLC	109,630	$2,577		Qualicorp SA	79,600	$469
				TAL Education Group ADR(a)	20,671	1,464
Aerospace & Defense - 0.48%						$6,367
Thales SA	13,565	1,249		Computers - 1.40%
				Atos SE	9,230	994
Agriculture - 2.00%				Capgemini SA	16,646	1,632
British American Tobacco PLC	52,195	3,329		CGI Group Inc (a)	21,800	1,038
KT&G Corp	16,604	1,891				$3,664
		$5,220		Cosmetics & Personal Care - 0.61%
Airlines - 0.49%				Svenska Cellulosa AB SCA	53,588	1,591
Ryanair Holdings PLC ADR	16,952	1,272
				Distribution & Wholesale - 1.61%
Apparel - 0.70%				ITOCHU Corp	108,000	1,360
Adidas AG	10,481	1,823		Mitsubishi Corp	124,800	2,845
						$4,205
Automobile Manufacturers - 3.05%				Diversified Financial Services - 1.47%
Fuji Heavy Industries Ltd	59,300	2,225		Macquarie Group Ltd	18,527	1,172
Maruti Suzuki India Ltd	17,951	1,480		ORIX Corp	139,400	2,056
Tata Motors Ltd ADR	20,912	836		Zenkoku Hosho Co Ltd	14,800	614
Toyota Motor Corp	58,963	3,420				$3,842
		$7,961		Electric - 2.54%
Automobile Parts & Equipment - 1.23%				Enel SpA	361,443	1,611
Continental AG	7,919	1,669		Iberdrola SA	321,748	2,188
Toyota Industries Corp	33,100	1,536		Korea Electric Power Corp	43,977	2,154
		$3,205		Power Grid Corp of India Ltd	251,659	668
Banks - 11.48%						$6,621
Australia & New Zealand Banking Group Ltd	81,469	1,735		Electrical Components & Equipment - 0.36%
Axis Bank Ltd	144,921	1,182		Prysmian SpA	35,729	936
Bancolombia SA ADR	12,113	473
Bangkok Bank PCL	105,700	498		Electronics - 0.87%
Bank of Ireland (a)	4,429,916	926		Hoya Corp	38,596	1,553
Bank of Nova Scotia/The	39,400	2,088		Yokogawa Electric Corp	54,600	727
Bank Rakyat Indonesia Persero Tbk PT	874,400	820				$2,280
Barclays Africa Group Ltd	90,018	994		Energy - Alternate Sources - 0.69%
BNP Paribas SA	58,548	3,011		Vestas Wind Systems A/S	21,913	1,810
Credicorp Ltd	6,713	1,022
Danske Bank A/S	56,718	1,659		Engineering & Construction - 2.99%
Erste Group Bank AG	42,311	1,253		Aena SA (c)	7,408	1,094
HDFC Bank Ltd (b)	15,377	340		Eiffage SA	18,798	1,461
HDFC Bank Ltd ADR	11,200	805		Obayashi Corp	97,500	967
ING Groep NV	118,643	1,465		Promotora y Operadora de Infraestructura	57,493	619
Mitsubishi UFJ Financial Group Inc	517,849	2,623		SAB de CV
Royal Bank of Canada	36,159	2,240		Skanska AB	40,506	946
Sberbank of Russia PJSC ADR	97,659	917		Vinci SA	35,457	2,715
Siam Commercial Bank PCL/The (b)	130,500	560				$7,802
Skandinaviska Enskilda Banken AB	96,096	966		Entertainment - 0.21%
Toronto-Dominion Bank/The	71,408	3,170		Paddy Power Betfair PLC	4,826	544
Yes Bank Ltd	64,646	1,222
		$29,969		Food - 3.53%
Beverages - 0.60%				Greencore Group PLC	132,821	577
Diageo PLC	54,883	1,572		Koninklijke Ahold Delhaize NV (a)	86,622	1,973
				Marine Harvest ASA (a)	15,186	272
Biotechnology - 0.92%				Nestle SA	53,799	4,248
CSL Ltd	13,373	1,100		Tate & Lyle PLC	97,145	943
Genmab A/S (a)	7,615	1,303		Uni-President Enterprises Corp	327,280	616
		$2,403		X5 Retail Group NV (a)	20,233	587
Building Materials - 1.36%						$9,216
CRH PLC	74,655	2,479		Food Service - 0.59%
Kingspan Group PLC	39,560	1,072		Compass Group PLC	79,787	1,545
		$3,551
Chemicals - 1.87%				Forest Products & Paper - 1.03%
Covestro AG (c)	9,564	566		Mondi PLC	66,474	1,397
Evonik Industries AG	35,747	1,210		UPM-Kymmene OYJ	61,824	1,305
Givaudan SA	501	1,021				$2,702
Lonza Group AG (a)	10,912	2,089		Gas - 0.73%
		$4,886		National Grid PLC	135,014	1,907
Commercial Services - 2.44%
Ashtead Group PLC	75,900	1,247		Hand & Machine Tools - 0.22%
Brookfield Business Partners LP	1,806	48		Fuji Electric Co Ltd	125,263	576
Intertek Group PLC	29,804	1,345
Kroton Educacional SA	245,100	1,123		Healthcare - Services - 0.89%
New Oriental Education & Technology Group	14,468	671		Fresenius SE & Co KGaA	29,049	2,320
Inc ADR(a)

See accompanying notes.

Schedule of Investments
Diversified International Account
September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Holding Companies - Diversified - 1.07%				Oil & Gas Services - 0.27%
CK Hutchison Holdings Ltd	91,011	$1,163		Technip SA	11,281	$693
Wharf Holdings Ltd/The	224,000	1,644
		$2,807		Pharmaceuticals - 5.46%
Home Builders - 2.57%				Actelion Ltd (a)	9,861	1,711
Barratt Developments PLC	223,029	1,428		BTG PLC (a)	75,025	616
Haseko Corp	52,600	506		Daiichi Sankyo Co Ltd	36,700	882
Persimmon PLC	34,189	804		Novo Nordisk A/S	69,368	2,891
Sekisui House Ltd	128,432	2,188		Recordati SpA	25,836	830
Taylor Wimpey PLC	898,880	1,793		Roche Holding AG	18,807	4,674
		$6,719		Shire PLC	40,822	2,640
Home Furnishings - 0.88%						$14,244
Howden Joinery Group PLC	118,262	662		Pipelines - 1.14%
Steinhoff International Holdings NV	286,505	1,641		TransCanada Corp	62,673	2,977
		$2,303
Insurance - 4.75%				Private Equity - 0.82%
BB Seguridade Participacoes SA	167,100	1,541		3i Group PLC	197,714	1,667
Direct Line Insurance Group PLC	368,362	1,740		Intermediate Capital Group PLC	60,909	465
Fairfax Financial Holdings Ltd	1,788	1,048				$2,132
Hannover Rueck SE	17,640	1,891		Real Estate - 2.84%
NN Group NV	51,292	1,575		Brookfield Asset Management Inc	86,013	3,024
PICC Property & Casualty Co Ltd	342,225	574		Cheung Kong Property Holdings Ltd	112,160	825
Sanlam Ltd	153,807	717		Deutsche Wohnen AG	35,410	1,288
SCOR SE	36,598	1,138		New World Development Co Ltd	551,000	723
Swiss Re AG	14,332	1,294		Vonovia SE	22,990	872
Tokio Marine Holdings Inc	23,350	895		Wheelock & Co Ltd	113,369	673
		$12,413				$7,405
Internet - 3.61%				REITS - 0.24%
Alibaba Group Holding Ltd ADR(a)	23,794	2,517		Fibra Uno Administracion SA de CV	339,474	621
Auto Trader Group PLC (c)	179,349	943
NAVER Corp	1,919	1,545		Retail - 4.08%
Tencent Holdings Ltd	159,393	4,431		Alimentation Couche-Tard Inc	50,923	2,468
		$9,436		Dollarama Inc	31,384	2,450
Investment Companies - 0.49%				Lojas Renner SA	148,900	1,125
Investor AB	35,301	1,291		Pandora A/S	19,080	2,311
				Wal-Mart de Mexico SAB de CV	791,522	1,733
Iron & Steel - 0.66%				Zalando SE (a),(c)	13,844	578
Fortescue Metals Group Ltd	290,390	1,111				$10,665
Hitachi Metals Ltd	50,400	620		Semiconductors - 4.85%
		$1,731		Infineon Technologies AG	103,004	1,837
Leisure Products & Services - 0.21%				Samsung Electronics Co Ltd	2,812	4,096
Hero MotoCorp Ltd	10,439	536		Taiwan Semiconductor Manufacturing Co Ltd	707,140	4,157
				Tokyo Electron Ltd	23,400	2,068
Machinery - Construction & Mining - 1.11%				Ulvac Inc	17,100	511
ABB Ltd (a)	79,020	1,781				$12,669
Hitachi Ltd	237,000	1,111		Software - 1.61%
		$2,892		Open Text Corp	14,300	926
Machinery - Diversified - 1.02%				SAP SE	23,467	2,146
Hexagon AB	23,450	1,024		Ubisoft Entertainment SA (a)	30,103	1,138
KION Group AG	9,626	624				$4,210
Mitsubishi Heavy Industries Ltd	245,000	1,025		Telecommunications - 6.93%
		$2,673		Bharti Infratel Ltd	137,579	757
Media - 0.41%				BT Group PLC	322,723	1,624
ProSiebenSat.1 Media SE	24,896	1,067		China Mobile Ltd	181,454	2,229
				China Telecom Corp Ltd	2,792,556	1,425
Mining - 1.27%				Deutsche Telekom AG	126,076	2,118
Kinross Gold Corp (a)	273,800	1,154		KDDI Corp	67,762	2,099
Teck Resources Ltd	59,800	1,078		Nippon Telegraph & Telephone Corp	51,813	2,370
Yamana Gold Inc	254,700	1,097		NTT DOCOMO Inc	84,300	2,141
		$3,329		Orange SA	137,769	2,158
Miscellaneous Manufacturers - 1.11%				Telekomunikasi Indonesia Persero Tbk PT	3,494,900	1,164
Siemens AG	17,958	2,106				$18,085
Sunny Optical Technology Group Co Ltd	157,000	780		Toys, Games & Hobbies - 0.34%
		$2,886		Nintendo Co Ltd	3,300	884
Oil & Gas - 3.68%
Bharat Petroleum Corp Ltd	116,036	1,069		Transportation - 0.77%
Canadian Natural Resources Ltd	38,400	1,228		Canadian National Railway Co	30,628	2,002
China Petroleum & Chemical Corp	1,106,000	816
Galp Energia SGPS SA	59,481	813		Water - 0.39%
Lukoil PJSC ADR	37,427	1,825		Veolia Environnement SA	44,487	1,025
Seven Generations Energy Ltd (a)	38,900	936
TOTAL SA	61,346	2,918		TOTAL COMMON STOCKS		$260,916
		$9,605

See accompanying notes.

		Schedule of Investments
		Diversified International Account
		September 30, 2016 (unaudited)

INVESTMENT COMPANIES - 0.02%	Shares Held	Value(000	's)
Money Market Funds - 0.02%
BlackRock Liquidity Funds FedFund Portfolio	41,039	$41

TOTAL INVESTMENT COMPANIES		$41
Total Investments		$260,957
Other Assets and Liabilities - 0.05%		$131
TOTAL NET ASSETS - 100.00%		$261,088

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $900 or 0.34% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,181 or 1.22% of net assets.

Portfolio Summary (unaudited)

Country	Percent
Japan	14.48%
Canada	11.08%
United Kingdom	10.04%
Germany	8.46%
France	7.72%
Switzerland	6.44%
China	4.86%
Denmark	3.82%
Korea, Republic Of	3.70%
India	3.42%
Hong Kong	2.78%
Ireland	2.64%
Sweden	2.22%
Australia	1.96%
Netherlands	1.92%
Taiwan, Province Of China	1.83%
South Africa	1.81%
Brazil	1.63%
Italy	1.30%
Russian Federation	1.27%
Spain	1.26%
Mexico	1.14%
United States	1.03%
Indonesia	0.76%
Finland	0.50%
Austria	0.48%
Thailand	0.40%
Peru	0.39%
Portugal	0.31%
Colombia	0.18%
Norway	0.10%
Bermuda	0.02%
Other Assets and Liabilities	0.05%
TOTAL NET ASSETS	100.00%

See accompanying notes.

     Schedule of Investments Equity Income Account September 30, 2016 (unaudited)

COMMON STOCKS - 98.32%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 1.35%				Insurance (continued)
Boeing Co/The	34,732	$4,576		Chubb Ltd	111,123	$13,963
Lockheed Martin Corp	1,565	375		MetLife Inc	64,815	2,880
Raytheon Co	17,309	2,356		Swiss Re AG ADR	120,424	2,726
		$7,307				$25,198
Airlines - 0.84%				Machinery - Diversified - 2.14%
Delta Air Lines Inc	115,139	4,532		Deere & Co	135,243	11,543

Apparel - 0.99%				Media - 0.34%
VF Corp	95,604	5,359		Walt Disney Co/The	19,623	1,822

Automobile Manufacturers - 1.56%				Miscellaneous Manufacturers - 2.26%
PACCAR Inc	143,531	8,437		3M Co	18,589	3,276
				Parker-Hannifin Corp	71,176	8,935
Automobile Parts & Equipment - 1.45%						$12,211
Autoliv Inc	73,336	7,832		Oil & Gas - 10.43%
				Chevron Corp	64,894	6,679
Banks - 9.06%				Cimarex Energy Co	70,799	9,513
Bank of Nova Scotia/The	110,366	5,848		Exxon Mobil Corp	93,832	8,190
Grupo Financiero Santander Mexico SAB de	235,198	2,070		HollyFrontier Corp	46,141	1,130
CV ADR				Marathon Petroleum Corp	248,226	10,076
JPMorgan Chase & Co	177,815	11,841		Occidental Petroleum Corp	144,526	10,539
M&T Bank Corp	30,744	3,569		Royal Dutch Shell PLC - B shares ADR	194,688	10,285
PNC Financial Services Group Inc/The	110,145	9,923				$56,412
US Bancorp	184,582	7,917		Pharmaceuticals - 7.84%
Wells Fargo & Co	175,791	7,784		Johnson & Johnson	59,241	6,998
		$48,952		Merck & Co Inc	135,330	8,446
Beverages - 1.02%				Novartis AG ADR	73,785	5,826
Coca-Cola Co/The	111,718	4,728		Pfizer Inc	205,395	6,957
Dr Pepper Snapple Group Inc	8,482	774		Roche Holding AG ADR	276,666	8,568
		$5,502		Teva Pharmaceutical Industries Ltd ADR	121,492	5,590
Chemicals - 2.00%						$42,385
Air Products & Chemicals Inc	34,362	5,166		Pipelines - 2.27%
EI du Pont de Nemours & Co	50,239	3,364		Enterprise Products Partners LP	445,061	12,297
PPG Industries Inc	22,028	2,277
		$10,807		Private Equity - 1.31%
Computers - 3.60%				KKR & Co LP	497,321	7,092
Accenture PLC - Class A	16,632	2,032
Apple Inc	135,064	15,269		REITS - 4.46%
International Business Machines Corp	13,639	2,167		American Capital Agency Corp	194,610	3,803
		$19,468		Annaly Capital Management Inc	540,855	5,679
Diversified Financial Services - 7.02%				Digital Realty Trust Inc	81,178	7,884
BlackRock Inc	32,841	11,903		Host Hotels & Resorts Inc	234,036	3,644
Discover Financial Services	232,300	13,137		Simon Property Group Inc	14,941	3,093
FNF Group	349,986	12,918				$24,103
		$37,958		Retail - 2.70%
Electric - 5.24%				Costco Wholesale Corp	26,351	4,019
Eversource Energy	132,006	7,152		Genuine Parts Co	41,137	4,132
NextEra Energy Inc	50,350	6,159		Starbucks Corp	114,426	6,195
WEC Energy Group Inc	124,473	7,453		Tiffany & Co	3,716	270
Xcel Energy Inc	184,295	7,582				$14,616
		$28,346		Semiconductors - 6.80%
Electrical Components & Equipment - 0.77%				Applied Materials Inc	294,259	8,872
Emerson Electric Co	76,646	4,178		Maxim Integrated Products Inc	147,681	5,897
				Microchip Technology Inc	214,727	13,343
Electronics - 1.43%				Taiwan Semiconductor Manufacturing Co Ltd	282,418	8,639
Garmin Ltd	5,007	241		ADR
Honeywell International Inc	42,267	4,928				$36,751
Johnson Controls International plc	54,655	2,543		Software - 1.63%
		$7,712		Fidelity National Information Services Inc	44,437	3,423
Food - 3.20%				Microsoft Corp	93,445	5,382
Kraft Heinz Co/The	85,322	7,637				$8,805
Kroger Co/The	325,919	9,673		Telecommunications - 2.69%
		$17,310		BCE Inc	160,737	7,423
Gas - 1.17%				Verizon Communications Inc	136,504	7,095
Sempra Energy	59,156	6,341				$14,518
				Toys, Games & Hobbies - 2.18%
Healthcare - Products - 3.86%				Hasbro Inc	148,491	11,780
Abbott Laboratories	154,047	6,515
Becton Dickinson and Co	32,785	5,892		Transportation - 2.05%
Medtronic PLC	97,930	8,461		Union Pacific Corp	76,222	7,434
		$20,868		United Parcel Service Inc	33,187	3,629
Insurance - 4.66%						$11,063
Allstate Corp/The	81,365	5,629		TOTAL COMMON STOCKS		$531,505

See accompanying notes.

		Schedule of Investments
		Equity Income Account
		September 30, 2016 (unaudited)

INVESTMENT COMPANIES - 1.73%	Shares Held	Value(000	's)
Money Market Funds - 1.73%
BlackRock Liquidity Funds FedFund Portfolio	9,370,635	$9,371

TOTAL INVESTMENT COMPANIES		$9,371
Total Investments		$540,876
Other Assets and Liabilities - (0.05)%		$(246)
TOTAL NET ASSETS - 100.00%		$540,630

Portfolio Summary (unaudited)
Sector		Percent
Financial		26.51%
Consumer, Non-cyclical		15.92%
Energy		12.70%
Technology		12.03%
Industrial		10.00%
Consumer, Cyclical		9.72%
Utilities		6.41%
Communications		3.03%
Basic Materials		2.00%
Investment Companies		1.73%
Other Assets and Liabilities		(0.05)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
September 30, 2016 (unaudited)

INVESTMENT COMPANIES - 2.27%	Shares Held	Value(000	's)		Principal
Money Market Funds - 2.27%				BONDS (continued)	Amount (000's)	Value (000's)
BlackRock Liquidity Funds FedFund Portfolio	5,943,679	$5,944		Mortgage Backed Securities (continued)
				Fannie Mae REMICS (continued)
TOTAL INVESTMENT COMPANIES		$5,944		2.50%, 11/25/2041	$889	$915
	Principal			3.00%, 12/25/2032(a),(c)	6,078	784
BONDS- 29.40%	Amount (000's)	Value(000	's)	3.50%, 01/25/2028(a),(c)	4,427	496
				3.50%, 01/25/2040(a),(c)	4,987	527
Automobile Asset Backed Securities - 0.33%
				3.50%, 11/25/2042	2,500	2,708
AmeriCredit Automobile Receivables Trust				3.50%, 11/25/2042(a),(c)	5,592	926
2016-3 2.24%, 04/08/2022(a)	$860	$867		4.00%, 12/25/2039(c)	2,761	320
				4.00%, 11/25/2042(a),(c)	2,941	604
Commercial Mortgage Backed Securities - 8.46%				4.00%, 03/25/2045	1,000	1,144
				4.50%, 04/25/2045(a),(c)	5,129	1,132
CFCRE Commercial Mortgage Trust 2011-
C1				7.00%, 04/25/2032	176	203
6.39%, 04/15/2044(a),(b)	1,000	1,071		8.70%, 12/25/2019	2	2
COMM 2014-UBS4 Mortgage Trust				Freddie Mac REMICS
4.78%, 08/10/2047(a)	1,000	1,032		1.50%, 04/15/2028	1,793	1,798
				1.93%, 05/15/2038(a),(c)	8,116	439
Ginnie 0.67%, Mae 04/16/2047(a),(c)	14,128	694		1.96%, 04/15/2040(a),(c)	10,821	770
0.69%, 03/16/2049(a),(c)	7,752	269		2.11%, 10/15/2040(a),(c)	5,560	461
0.73%, 11/16/2045(a),(c)	23,367	1,151		2.50%, 11/15/2028(a),(c)	6,058	417
0.77%, 10/16/2054(a),(c)	13,149	522		2.50%, 11/15/2032	1,511	1,527
0.79%, 11/16/2052(a),(c)	16,398	905		2.50%, 01/15/2043(a),(c)	3,865	455
0.82%, 02/16/2053(a),(c)	13,954	784		2.50%, 02/15/2043	1,412	1,420
0.87%, 03/16/2052(a),(c)	16,226	1,025		3.00%, 11/15/2030(a),(c)	4,337	269
0.93%, 02/16/2055(a),(c)	24,689	1,000		3.00%, 06/15/2033(a),(c)	8,024	475
0.93%, 10/16/2056(a),(c)	5,996	457		3.00%, 11/15/2035	950	977
0.95%, 02/16/2046(a),(c)	12,708	721		3.00%, 06/15/2040	778	806
0.95%, 09/16/2053(a),(c)	13,322	755		3.50%, 10/15/2027(c)	6,345	702
GS Mortgage Securities Trust 2011-GC5				3.50%, 08/15/2040(a),(c)	4,837	490
5.56%, 08/10/2044 (a),(b)	900	910		4.00%, 02/15/2039(a),(c)	5,370	515
GS Mortgage Securities Trust 2015-GC34				4.00%, 05/15/2039	4,200	4,464
4.81%, 10/10/2048(a)	900	949		4.00%, 10/15/2040	3,000	3,228
				4.50%, 05/15/2037(a)	747	769
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5				Freddie Mac Strips
5.56%, 08/15/2046(a),(b)	2,000	2,272		2.07%, 02/15/2038(a),(c)	13,498	918
				3.00%, 12/15/2032(a),(c)	8,741	959
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16				Ginnie Mae
5.08%, 12/15/2046(a)	1,800	2,051		1.21%, 03/20/2041(a),(c)	4,975	177
				1.22%, 09/20/2037(a),(c)	12,181	537
JPMBB Commercial Mortgage Securities				3.50%, 12/20/2034(a),(c)	4,151	142
Trust 2014-C25
4.60%, 11/15/2047(a)	1,000	1,033		3.50%, 05/20/2039	281	291
				3.50%, 05/20/2043(a),(c)	6,395	1,024
WFRBS Commercial Mortgage Trust 2013-				4.00%, 04/20/2045(a),(c)	4,796	776
C14 4.13%, 06/15/2046(a),(b)	1,000	907		4.00%, 04/20/2046(c)	2,975	567
				JP Morgan Mortgage Trust 2013-1
WFRBS Commercial Mortgage Trust 2014-				3.00%, 03/25/2043(b)	1,185	1,202
C23
4.52%, 10/15/2057(a)	1,000	1,105		New Residential Mortgage Loan Trust 2014-
				1
WFRBS Commercial Mortgage Trust 2014-				5.00%, 01/25/2054(a),(b)	1,788	1,905
LC14
4.34%, 03/15/2047(a)	2,450	2,503		New Residential Mortgage Loan Trust 2014-
		$22,116		3
				4.75%, 11/25/2054(a),(b)	1,209	1,319
Home Equity Asset Backed Securities - 0.47%
ACE Securities Corp Mortgage Loan Trust				New Residential Mortgage Loan Trust 2015-
Series 2007-D1				2
				5.60%, 08/25/2055(a),(b)	1,329	1,427
6.93%, 02/25/2038(b)	1,266	1,245
				Sequoia Mortgage Trust 2013-2
				3.65%, 02/25/2043(a)	839	873
Mortgage Backed Securities - 19.91%
				Springleaf Mortgage Loan Trust 2013-3
Citigroup Mortgage Loan Trust 2010-10				3.79%, 09/25/2057(a),(b)	1,000	999
2.72%, 02/25/2036(a),(b)	1,400	1,432
Fannie Mae Grantor Trust 2005-T1						$52,031
0.88%, 05/25/2035(a)	339	332		Other Asset Backed Securities - 0.23%
Fannie Mae Interest Strip				Chase Funding Trust Series 2004-1
3.50%, 12/25/2043(c)	2,467	375		0.99%, 12/25/2033(a)	98	92
Fannie Mae REMICS				CNH Equipment Trust 2016-C
1.71%, 05/25/2046(a),(c)	13,121	761		1.76%, 09/15/2023	500	502
1.82%, 03/25/2046(a),(c)	8,548	554				$594
1.84%, 09/25/2055(a),(c)	8,252	550		TOTAL BONDS		$76,853
1.89%, 04/25/2045(a),(c)	10,069	652		U.S. GOVERNMENT & GOVERNMENT	Principal
1.91%, 07/25/2045(a),(c)	8,958	626		AGENCY OBLIGATIONS - 68.12%	Amount (000's)	Value (000's)
1.93%, 06/25/2045(a),(c)	13,600	918		Federal Home Loan Mortgage Corporation (FHLMC) - 14.75%
1.99%, 08/25/2044(a),(c)	6,615	466		2.00%, 02/01/2028	$1,658	$1,688
2.00%, 02/25/2040(a)	1,307	1,322		2.00%, 03/01/2028	413	421
2.00%, 12/25/2044(a),(c)	14,487	1,184		2.50%, 09/01/2027	588	610

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
September 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)				Federal Home Loan Mortgage Corporation (FHLMC) (continued)
2.50%, 02/01/2028	$1,178	$1,223		6.50%, 03/01/2029	$6	$7
2.74%, 09/01/2032(a)	23	24		6.50%, 07/01/2031	66	75
3.00%, 02/01/2027	439	462		6.50%, 08/01/2031	6	7
3.00%, 08/01/2042	1,018	1,061		6.50%, 10/01/2031	9	10
3.00%, 10/01/2042	1,438	1,514		6.50%, 10/01/2031	14	16
3.00%, 10/01/2042	1,347	1,403		6.50%, 12/01/2031	25	30
3.00%, 10/01/2042	740	773		6.50%, 02/01/2032	22	26
3.00%, 05/01/2043	1,503	1,577		6.50%, 05/01/2032	56	65
3.50%, 02/01/2032	1,840	1,963		6.50%, 04/01/2035	9	10
3.50%, 04/01/2042	2,302	2,446		7.00%, 09/01/2023	11	11
3.50%, 05/01/2042	799	853		7.00%, 12/01/2023	5	5
3.50%, 07/01/2042	2,904	3,091		7.00%, 01/01/2024	5	6
3.50%, 09/01/2042	1,360	1,445		7.00%, 09/01/2027	6	7
3.50%, 10/01/2042	795	849		7.00%, 01/01/2028	55	62
3.50%, 02/01/2044	1,240	1,323		7.00%, 04/01/2028	27	32
3.50%, 08/01/2045	1,262	1,358		7.00%, 05/01/2028	4	5
4.00%, 12/01/2040	542	589		7.00%, 10/01/2031	15	17
4.00%, 07/01/2042	1,094	1,208		7.00%, 10/01/2031	10	11
4.00%, 01/01/2043	1,592	1,724		7.00%, 04/01/2032	82	98
4.00%, 06/01/2043	1,831	1,992		7.50%, 10/01/2030	14	18
4.50%, 07/01/2039	958	1,056		7.50%, 02/01/2031	11	14
4.50%, 12/01/2040	1,074	1,181		7.50%, 02/01/2031	5	5
4.50%, 05/01/2041	1,084	1,199		7.50%, 02/01/2031	4	5
4.50%, 11/01/2043	1,436	1,619		8.00%, 10/01/2030	24	29
5.00%, 10/01/2025	236	262		8.00%, 12/01/2030	2	2
5.00%, 02/01/2033	292	327		8.50%, 07/01/2029	31	35
5.00%, 06/01/2033	270	305				$38,544
5.00%, 07/01/2035	20	22		Federal National Mortgage Association (FNMA) - 35.64%
5.00%, 07/01/2035	177	198		2.00%, 10/01/2027	588	600
5.00%, 07/01/2035	48	53		2.00%, 10/01/2027	1,499	1,529
5.00%, 10/01/2035	86	97		2.45%, 12/01/2032(a)	46	48
5.50%, 04/01/2018	14	14		2.47%, 12/01/2033(a)	164	172
5.50%, 03/01/2024	15	16		2.50%, 05/01/2027	1,548	1,605
5.50%, 03/01/2033	197	224		2.50%, 06/01/2027	1,861	1,930
5.50%, 04/01/2038	17	19		2.50%, 05/01/2028	940	977
5.50%, 05/01/2038	77	87		2.50%, 07/01/2028	718	740
6.00%, 04/01/2017	4	4		2.50%, 08/01/2028	1,297	1,347
6.00%, 04/01/2017	3	3		2.62%, 07/01/2034(a)	64	67
6.00%, 05/01/2017	4	4		3.00%, 05/01/2028	1,180	1,245
6.00%, 07/01/2017	1	1		3.00%, 05/01/2029	1,426	1,507
6.00%, 12/01/2023	6	7		3.00%, 08/01/2031	989	1,047
6.00%, 05/01/2031	18	21		3.00%, 10/01/2042	2,127	2,227
6.00%, 12/01/2031	22	26		3.00%, 11/01/2042	2,280	2,388
6.00%, 09/01/2032	26	29		3.00%, 11/01/2042	756	788
6.00%, 11/01/2033	51	58		3.00%, 01/01/2043	984	1,031
6.00%, 11/01/2033	70	81		3.00%, 02/01/2043	1,464	1,535
6.00%, 05/01/2034	310	348		3.00%, 04/01/2043	1,294	1,349
6.00%, 05/01/2034	150	174		3.00%, 06/01/2043	2,588	2,710
6.00%, 09/01/2034	91	106		3.00%, 08/01/2043	1,884	1,964
6.00%, 02/01/2035	90	104		3.50%, 08/01/2031	1,293	1,396
6.00%, 10/01/2036(a)	79	92		3.50%, 02/01/2042	1,615	1,741
6.00%, 03/01/2037	68	80		3.50%, 09/01/2042	2,677	2,863
6.00%, 01/01/2038	148	173		3.50%, 11/01/2042	1,900	2,035
6.00%, 01/01/2038(a)	51	59		3.50%, 12/01/2042	2,104	2,262
6.00%, 04/01/2038	75	86		3.50%, 02/01/2043	717	772
6.50%, 06/01/2017	6	6		3.50%, 10/01/2044	857	924
6.50%, 06/01/2018	3	4		3.50%, 11/01/2044	853	919
6.50%, 08/01/2021	3	4		3.50%, 03/01/2045	2,059	2,196
6.50%, 12/01/2021	25	28		3.50%, 03/01/2045	894	960
6.50%, 04/01/2022	29	32		3.50%, 06/01/2045	1,490	1,605
6.50%, 05/01/2022	13	14		3.50%, 09/01/2045	1,299	1,389
6.50%, 05/01/2023	17	18		3.50%, 10/01/2045	938	1,010
6.50%, 04/01/2024	6	7		3.50%, 11/01/2045	953	1,024
6.50%, 04/01/2026	4	5		3.50%, 01/01/2046	957	1,031
6.50%, 05/01/2026	2	3		4.00%, 01/01/2034	875	948
6.50%, 05/01/2026	6	6		4.00%, 11/01/2040	823	885
6.50%, 12/01/2027	6	7		4.00%, 12/01/2040	811	890
6.50%, 01/01/2028	7	8		4.00%, 02/01/2041	2,119	2,326
6.50%, 03/01/2028	4	5		4.00%, 03/01/2041	1,971	2,123
6.50%, 09/01/2028	1	2		4.00%, 02/01/2042	1,306	1,434
6.50%, 10/01/2028	27	32		4.00%, 04/01/2042	956	1,030
6.50%, 11/01/2028	6	7		4.00%, 08/01/2043	722	796
6.50%, 12/01/2028	14	16		4.00%, 10/01/2043	674	740

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
September 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.00%, 10/01/2043	$661	$713		6.50%, 02/01/2029	$4	$5
4.00%, 04/01/2044	466	514		6.50%, 03/01/2029	10	12
4.00%, 08/01/2044	807	890		6.50%, 04/01/2029	5	6
4.00%, 10/01/2044	2,463	2,688		6.50%, 06/01/2031	10	12
4.00%, 02/01/2045	1,311	1,448		6.50%, 06/01/2031	11	13
4.00%, 09/01/2045	2,638	2,913		6.50%, 01/01/2032	4	5
4.50%, 12/01/2019	21	22		6.50%, 04/01/2032	62	71
4.50%, 01/01/2020	110	114		6.50%, 08/01/2032	20	23
4.50%, 08/01/2039	682	764		6.50%, 11/01/2032	28	31
4.50%, 09/01/2039	1,014	1,122		6.50%, 02/01/2033	31	36
4.50%, 03/01/2042	684	766		6.50%, 12/01/2036	65	75
4.50%, 09/01/2043	2,743	3,087		6.50%, 07/01/2037	53	65
4.50%, 09/01/2043	1,122	1,263		6.50%, 07/01/2037	38	46
4.50%, 10/01/2043	1,375	1,544		6.50%, 02/01/2038	42	51
4.50%, 11/01/2043	1,576	1,774		7.00%, 11/01/2027	7	8
4.50%, 09/01/2044	817	920		7.00%, 08/01/2028	26	30
4.50%, 12/01/2044	632	711		7.00%, 12/01/2028	22	25
5.00%, 01/01/2018	40	41		7.00%, 10/01/2029	25	29
5.00%, 11/01/2018	39	40		7.00%, 05/01/2031	5	5
5.00%, 05/01/2033	1,944	2,208		7.00%, 11/01/2031	38	41
5.00%, 04/01/2035	190	215		7.50%, 04/01/2022	1	1
5.00%, 04/01/2035	155	176		7.50%, 11/01/2029	15	15
5.00%, 07/01/2035	9	10		8.00%, 05/01/2027	17	17
5.00%, 02/01/2038	534	605		8.00%, 09/01/2027	9	9
5.00%, 02/01/2040	2,125	2,413		8.00%, 06/01/2030	3	4
5.00%, 07/01/2041	1,679	1,912		8.50%, 10/01/2027	32	32
5.50%, 08/01/2017	10	10		9.00%, 09/01/2030	9	11
5.50%, 12/01/2017	7	7				$93,152
5.50%, 01/01/2018	13	13		Government National Mortgage Association (GNMA) - 7.91%
5.50%, 07/01/2019	23	24		3.00%, 04/15/2027	884	930
5.50%, 08/01/2019	7	7		3.00%, 11/15/2042	1,446	1,518
5.50%, 08/01/2019	7	8		3.00%, 12/15/2042	2,650	2,785
5.50%, 08/01/2019	12	12		3.00%, 02/15/2043	2,162	2,286
5.50%, 08/01/2019	4	4		3.50%, 12/20/2041	1,365	1,455
5.50%, 08/01/2019	59	61		3.50%, 01/15/2043	1,698	1,830
5.50%, 08/01/2019	6	6		3.50%, 06/20/2043	1,127	1,219
5.50%, 09/01/2019	33	34		3.50%, 04/20/2045	1,254	1,345
5.50%, 10/01/2019	15	16		3.50%, 09/20/2045	1,636	1,764
5.50%, 05/01/2024	15	17		4.00%, 08/15/2041	1,462	1,604
5.50%, 05/01/2033	33	37		4.50%, 07/15/2040	1,039	1,151
5.50%, 06/01/2033	95	108		5.00%, 09/15/2033	8	10
5.50%, 06/01/2033	121	137		5.00%, 02/15/2034	499	562
5.50%, 09/01/2033	469	540		5.00%, 09/15/2039	68	77
5.50%, 02/01/2037	11	13		5.50%, 07/20/2033	226	256
5.50%, 03/01/2038	190	219		5.50%, 11/15/2033	46	52
5.50%, 03/01/2038	269	307		5.50%, 03/20/2034	240	277
5.50%, 08/01/2038	144	166		5.50%, 05/20/2035	208	235
6.00%, 12/01/2016	1	1		5.50%, 01/15/2039	65	75
6.00%, 08/01/2017	13	13		5.50%, 03/15/2039	139	157
6.00%, 06/01/2022	29	33		6.00%, 06/20/2024	47	53
6.00%, 11/01/2028	15	17		6.00%, 02/20/2026	5	6
6.00%, 08/01/2031	67	77		6.00%, 04/20/2026	8	9
6.00%, 12/01/2031	17	20		6.00%, 05/20/2026	5	5
6.00%, 01/01/2033	96	111		6.00%, 06/20/2026	9	10
6.00%, 02/01/2034	24	28		6.00%, 06/20/2026	7	7
6.00%, 05/01/2037	216	245		6.00%, 07/20/2026	3	4
6.00%, 07/01/2037	217	250		6.00%, 09/20/2026	9	10
6.00%, 11/01/2037	22	25		6.00%, 03/20/2027	22	24
6.00%, 12/01/2037	9	10		6.00%, 01/20/2028	6	7
6.00%, 03/01/2038	100	115		6.00%, 03/20/2028	4	5
6.00%, 08/01/2038	542	629		6.00%, 06/20/2028	22	25
6.50%, 08/01/2017	4	4		6.00%, 07/20/2028	13	15
6.50%, 11/01/2023	24	28		6.00%, 02/20/2029	13	16
6.50%, 05/01/2024	18	20		6.00%, 03/20/2029	26	29
6.50%, 09/01/2024	19	22		6.00%, 07/20/2029	29	33
6.50%, 07/01/2025	13	15		6.00%, 07/20/2033	178	209
6.50%, 08/01/2025	32	36		6.50%, 12/20/2025	13	14
6.50%, 02/01/2026	6	7		6.50%, 01/20/2026	8	8
6.50%, 03/01/2026	2	2		6.50%, 02/20/2026	12	14
6.50%, 05/01/2026	4	5		6.50%, 03/20/2031	16	19
6.50%, 06/01/2026	2	2		6.50%, 04/20/2031	17	21
6.50%, 07/01/2028	11	13		7.00%, 01/15/2028	1	1
6.50%, 09/01/2028	19	22		7.00%, 01/15/2028	1	2

See accompanying notes.

		Schedule of Investments
	Government & High Quality Bond Account
		September 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)
7.00%, 01/15/2028	$8	$9
7.00%, 01/15/2028	1	1
7.00%, 01/15/2028	4	4
7.00%, 03/15/2028	103	115
7.00%, 05/15/2028	39	43
7.00%, 01/15/2029	17	18
7.00%, 03/15/2029	5	5
7.00%, 05/15/2031	12	15
7.00%, 06/20/2031	12	15
7.00%, 09/15/2031	36	42
7.00%, 06/15/2032	198	231
7.50%, 02/15/2023	2	2
7.50%, 02/15/2023	1	1
7.50%, 04/15/2023	12	13
7.50%, 09/15/2023	3	4
7.50%, 09/15/2023	3	3
7.50%, 10/15/2023	7	7
7.50%, 11/15/2023	6	6
8.00%, 07/15/2026	2	2
8.00%, 08/15/2026	3	4
8.00%, 01/15/2027	1	1
8.00%, 02/15/2027	1	1
		$20,676
U.S. Treasury - 9.82%
1.00%, 02/15/2018	5,600	5,621
2.25%, 11/30/2017	3,250	3,308
3.13%, 05/15/2021	6,000	6,528
4.25%, 11/15/2040	1,150	1,583
5.25%, 11/15/2028	2,800	3,877
6.25%, 08/15/2023	3,600	4,747
		$25,664
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$178,036
Total Investments		$260,833
Other Assets and Liabilities - 0.21%		$545
TOTAL NET ASSETS - 100.00%		$261,378

(a)	Variable Rate. Rate shown is in effect at September 30, 2016.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $14,689 or 5.62% of net assets.
(c)	Security is an Interest Only Strip.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	86.67%
Government	9.82%
Investment Companies	2.27%
Asset Backed Securities	1.03%
Other Assets and Liabilities	0.21%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Income Account
September 30, 2016 (unaudited)

COMMON STOCKS - 0.16%	Shares Held	Value(000	's)		Principal
Computers - 0.00%				BONDS (continued)	Amount (000's) Value (000's)
GCB S3 Inc (a),(b),(c)	500,000	$—		Beverages (continued)
				Anheuser-Busch InBev Finance
Oil & Gas - 0.16%				Inc (continued)
W&T Offshore Inc (a)	212,750	374		4.70%, 02/01/2036	$500	$575
				Anheuser-Busch InBev Worldwide Inc
Transportation - 0.00%				2.50%, 07/15/2022	750	765
Trailer Bridge Inc (a),(c)	1,186	—		7.75%, 01/15/2019	1,000	1,138
				Innovation Ventures LLC / Innovation
TOTAL COMMON STOCKS		$374		Ventures Finance Corp
INVESTMENT COMPANIES - 1.82%	Shares Held	Value(000	's)	9.50%, 08/15/2019(e)	1,114	1,171
Money Market Funds - 1.82%						$4,186
BlackRock Liquidity Funds FedFund Portfolio	4,312,501	4,313		Biotechnology - 2.07%
				Amgen Inc
TOTAL INVESTMENT COMPANIES		$4,313		3.63%, 05/15/2022	500	537
	Principal			3.88%, 11/15/2021	2,000	2,174
BONDS- 64.10%	Amount (000's)	Value(000	's)	Gilead Sciences Inc
Aerospace & Defense - 0.47%				3.65%, 03/01/2026	1,000	1,076
Boeing Co/The				4.40%, 12/01/2021	1,000	1,117
8.75%, 08/15/2021	$850	$1,122				$4,904
				Chemicals - 0.75%
Apparel - 0.21%				Airgas Inc
Under Armour Inc				1.65%, 02/15/2018	1,000	1,005
3.25%, 06/15/2026	500	503		Westlake Chemical Corp
				3.60%, 08/15/2026(e)	250	251
Automobile Floor Plan Asset Backed Securities - 1.69%				4.63%, 02/15/2021(e)	500	522
BMW Floorplan Master Owner Trust						$1,778
1.02%, 07/15/2020(d),(e)	1,500	1,502		Commercial Services - 1.02%
Ford Credit Floorplan Master Owner Trust A				ERAC USA Finance LLC
0.92%, 02/15/2019(d)	500	500		6.38%, 10/15/2017(e)	1,000	1,048
Volkswagen Credit Auto Master Trust				7.00%, 10/15/2037(e)	1,000	1,364
0.88%, 07/22/2019(d),(e)	2,000	1,996				$2,412
		$3,998		Computers - 0.75%
Automobile Manufacturers - 0.66%				Apple Inc
American Honda Finance Corp				2.40%, 05/03/2023	1,750	1,782
1.16%, 10/07/2016(d)	500	500
Ford Motor Credit Co LLC				Credit Card Asset Backed Securities - 0.98%
4.39%, 01/08/2026	500	533		Cabela's Credit Card Master Note Trust
General Motors Co				0.87%, 03/16/2020(d)	1,325	1,325
4.88%, 10/02/2023	500	542		1.07%, 10/15/2019(d),(e)	500	500
		$1,575		1.19%, 07/17/2023(d)	500	500
Banks- 8.75%						$2,325
Bank of America Corp				Diversified Financial Services - 1.60%
5.42%, 03/15/2017	800	814		GE Capital International Funding Co
8.00%, 07/29/2049(d),(f)	1,000	1,020		Unlimited Co
8.13%, 12/29/2049(d),(f)	1,000	1,026		2.34%, 11/15/2020	413	424
Bank of New York Mellon Corp/The				International Lease Finance Corp
2.80%, 05/04/2026	500	513		8.75%, 03/15/2017(d)	1,000	1,029
Citigroup Inc				Jefferies Group LLC
3.88%, 03/26/2025	1,000	1,032		6.25%, 01/15/2036	1,425	1,485
4.50%, 01/14/2022	1,000	1,104		8.50%, 07/15/2019	750	864
Goldman Sachs Group Inc/The						$3,802
5.38%, 03/15/2020	2,000	2,215		Electric - 6.57%
ING Bank NV				Entergy Louisiana LLC
5.00%, 06/09/2021(e)	1,000	1,129		3.25%, 04/01/2028	500	530
JPMorgan Chase & Co				Entergy Texas Inc
3.63%, 05/13/2024	1,000	1,063		2.55%, 06/01/2021	500	514
7.90%, 04/29/2049(d),(f)	1,000	1,027		Exelon Generation Co LLC
Morgan Stanley				6.20%, 10/01/2017	1,000	1,044
5.50%, 07/28/2021	1,000	1,141		GenOn Americas Generation LLC
6.25%, 08/09/2026	850	1,066		8.50%, 10/01/2021	1,250	1,062
PNC Financial Services Group Inc/The				GenOn Energy Inc
6.75%, 07/29/2049(d),(f)	2,000	2,237		9.88%, 10/15/2020	750	559
SunTrust Bank/Atlanta GA				LG&E & KU Energy LLC
2.75%, 05/01/2023	1,000	1,014		4.38%, 10/01/2021	1,000	1,102
US Bancorp				Metropolitan Edison Co
1.65%, 05/15/2017	2,000	2,006		3.50%, 03/15/2023(e)	1,000	1,028
3.60%, 09/11/2024	250	268		Oncor Electric Delivery Co LLC
Wells Fargo & Co				7.00%, 09/01/2022	2,000	2,534
7.98%, 12/31/2049(d),(f)	2,000	2,090		PacifiCorp
		$20,765		5.25%, 06/15/2035	850	1,045
Beverages - 1.77%				6.25%, 10/15/2037	500	693
Anheuser-Busch InBev Finance Inc				Solar Star Funding LLC
3.65%, 02/01/2026	500	537		5.38%, 06/30/2035(e)	1,499	1,642

See accompanying notes.

Schedule of Investments
Income Account
September 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Electric (continued)			Media (continued)
Southwestern Electric Power Co			Comcast Corp
3.55%, 02/15/2022	$1,000	$1,068	6.45%, 03/15/2037	$2,000	$2,761
TransAlta Corp			Historic TW Inc
4.50%, 11/15/2022	1,750	1,722	9.15%, 02/01/2023	250	339
Tucson Electric Power Co			Time Warner Cable LLC
3.85%, 03/15/2023	1,000	1,047	6.55%, 05/01/2037	1,500	1,779
		$15,590	6.75%, 06/15/2039	500	608
Electronics - 0.57%					$7,771
Corning Inc			Miscellaneous Manufacturers - 0.07%
4.75%, 03/15/2042	750	792	General Electric Co
6.63%, 05/15/2019	500	559	5.30%, 02/11/2021	144	165
		$1,351
Entertainment - 0.11%			Oil & Gas - 4.91%
Greektown Holdings LLC/Greektown			BG Energy Capital PLC
Mothership Corp			4.00%, 10/15/2021(e)	1,000	1,094
8.88%, 03/15/2019(e)	250	264	BP Capital Markets PLC
			3.25%, 05/06/2022	1,000	1,053
Environmental Control - 1.12%			Linn Energy LLC / Linn Energy Finance
Advanced Disposal Services Inc			Corp
8.25%, 10/01/2020	1,500	1,575	0.00%, 05/15/2019(a)	1,000	255
Republic Services Inc			Nabors Industries Inc
3.55%, 06/01/2022	1,000	1,074	5.00%, 09/15/2020	1,000	985
		$2,649	Petro-Canada
Food- 0.23%			9.25%, 10/15/2021	1,075	1,383
Kraft Heinz Foods Co			Phillips 66
3.95%, 07/15/2025	500	541	4.30%, 04/01/2022	1,000	1,099
			Rowan Cos Inc
Forest Products & Paper - 0.92%			4.88%, 06/01/2022	750	634
Plum Creek Timberlands LP			5.00%, 09/01/2017	2,000	2,012
4.70%, 03/15/2021	2,000	2,173	W&T Offshore Inc
			8.50%, 06/15/2021(e)	500	180
Healthcare - Services - 1.65%			9.00%, 05/15/2020(e)	562	309
HCA Inc			Whiting Petroleum Corp
7.50%, 11/06/2033	250	271	5.75%, 03/15/2021	1,250	1,169
HealthSouth Corp			XTO Energy Inc
5.75%, 11/01/2024	500	518	6.75%, 08/01/2037	1,000	1,467
Roche Holdings Inc					$11,640
1.18%, 09/30/2019(d),(e)	1,000	999	Oil & Gas Services - 2.11%
Surgery Center Holdings Inc			Archrock Partners LP / Archrock Partners
8.88%, 04/15/2021(e)	2,000	2,135	Finance Corp
		$3,923	6.00%, 04/01/2021	2,000	1,875
Housewares - 0.23%			Schlumberger Holdings Corp
Newell Brands Inc			3.63%, 12/21/2022(e)	500	536
4.20%, 04/01/2026	500	545	4.00%, 12/21/2025(e)	500	544
			Weatherford International Ltd
Insurance - 2.90%			4.50%, 04/15/2022	250	211
Fidelity National Financial Inc			5.13%, 09/15/2020	2,000	1,840
6.60%, 05/15/2017	2,500	2,570			$5,006
First American Financial Corp			Other Asset Backed Securities - 0.95%
4.30%, 02/01/2023	2,000	2,051	Drug Royalty II LP 2
Prudential Financial Inc			3.48%, 07/15/2023(d),(e)	1,290	1,271
7.38%, 06/15/2019	1,000	1,151	PFS Financing Corp
8.88%, 06/15/2068(d)	1,000	1,110	1.14%, 04/15/2020(d),(e)	1,000	992
		$6,882			$2,263
Iron & Steel - 1.01%			Packaging & Containers - 0.45%
Allegheny Technologies Inc			Sealed Air Corp
5.95%, 01/15/2021	2,000	1,904	6.88%, 07/15/2033(e)	1,000	1,072
7.88%, 08/15/2023(d)	500	481
		$2,385	Pharmaceuticals - 1.21%
Leisure Products & Services - 0.77%			AbbVie Inc
Carnival Corp			2.90%, 11/06/2022	1,000	1,025
7.20%, 10/01/2023	1,475	1,824	Actavis Funding SCS
			3.80%, 03/15/2025	1,000	1,058
Lodging - 0.34%			4.55%, 03/15/2035	750	797
Boyd Gaming Corp					$2,880
6.88%, 05/15/2023	750	812	Pipelines - 3.15%
			ANR Pipeline Co
Media- 3.28%			9.63%, 11/01/2021	1,000	1,337
21st Century Fox America Inc			Buckeye Partners LP
6.40%, 12/15/2035	1,000	1,282	4.35%, 10/15/2024	500	507
8.00%, 10/17/2016	1,000	1,002	Columbia Pipeline Group Inc
			4.50%, 06/01/2025	1,000	1,086

See accompanying notes.

Schedule of Investments
Income Account
September 30, 2016 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Pipelines (continued)				Federal Home Loan Mortgage Corporation (FHLMC) (continued)
El Paso Natural Gas Co LLC				3.50%, 04/01/2042	$1,817	$1,931
7.50%, 11/15/2026	$2,100	$2,482		3.50%, 04/01/2042	1,012	1,067
Express Pipeline LLC				3.50%, 04/01/2045	914	976
7.39%, 12/31/2019(e)	226	234		4.00%, 02/01/2045	696	747
Southeast Supply Header LLC				4.50%, 05/01/2039	520	569
4.25%, 06/15/2024(e)	750	741		4.50%, 06/01/2039	311	343
Southern Natural Gas Co LLC				4.50%, 07/01/2039	1,077	1,196
8.00%, 03/01/2032	850	1,092		4.50%, 12/01/2040	575	633
		$7,479		4.50%, 10/01/2041	647	710
REITS- 6.51%				5.00%, 08/01/2019	94	96
Alexandria Real Estate Equities Inc				5.00%, 08/01/2035	755	843
4.30%, 01/15/2026	1,000	1,078		5.50%, 11/01/2017	12	12
4.60%, 04/01/2022	1,250	1,360		5.50%, 01/01/2018	6	7
CubeSmart LP				5.50%, 05/01/2031	40	45
4.80%, 07/15/2022	2,000	2,227		5.50%, 06/01/2035	51	58
HCP Inc				6.00%, 03/01/2031	17	19
3.75%, 02/01/2019	1,000	1,035		6.00%, 05/01/2032	29	33
Hospitality Properties Trust				6.50%, 06/01/2029	13	16
4.65%, 03/15/2024	750	771		6.50%, 08/01/2029	20	23
5.00%, 08/15/2022	750	814		7.00%, 01/01/2032	5	5
Kimco Realty Corp				9.00%, 01/01/2025	3	4
6.88%, 10/01/2019	2,000	2,290				$11,706
Omega Healthcare Investors Inc				Federal National Mortgage Association (FNMA) - 13.79%
5.25%, 01/15/2026	500	533		3.00%, 03/01/2042	1,214	1,264
Simon Property Group LP				3.00%, 03/01/2042	1,293	1,347
10.35%, 04/01/2019	2,000	2,388		3.00%, 05/01/2042	674	702
Ventas Realty LP / Ventas Capital Corp				3.00%, 06/01/2042	616	642
3.25%, 08/15/2022	1,750	1,824		3.00%, 06/01/2042	1,252	1,305
Welltower Inc				3.50%, 12/01/2040	1,018	1,078
6.13%, 04/15/2020	1,000	1,133		3.50%, 12/01/2041	352	371
		$15,453		3.50%, 03/01/2042	603	639
Savings & Loans - 0.26%				3.50%, 04/01/2042	1,106	1,172
First Niagara Financial Group Inc				3.50%, 02/01/2043	739	787
7.25%, 12/15/2021	500	613		3.50%, 06/01/2043	1,154	1,230
				3.50%, 03/01/2045	883	942
Software - 0.87%				3.50%, 05/01/2046	981	1,039
Oracle Corp				4.00%, 03/01/2039	739	795
2.50%, 05/15/2022	1,000	1,026		4.00%, 08/01/2040	623	671
2.95%, 05/15/2025	1,000	1,033		4.00%, 09/01/2040	1,418	1,544
		$2,059		4.00%, 11/01/2040	763	822
Telecommunications - 1.27%				4.00%, 10/01/2041	577	620
Qwest Corp				4.00%, 10/01/2041	770	829
6.75%, 12/01/2021	2,000	2,227		4.00%, 11/01/2041	851	918
Sprint Corp				4.00%, 04/01/2042	545	587
7.88%, 09/15/2023	250	252		4.00%, 11/01/2043	679	735
T-Mobile USA Inc				4.00%, 11/01/2043	1,752	1,912
6.38%, 03/01/2025	500	544		4.00%, 01/01/2044	1,532	1,659
		$3,023		4.00%, 02/01/2044	2,051	2,233
Transportation - 1.07%				4.00%, 09/01/2044	709	762
Trailer Bridge Inc				4.50%, 08/01/2039	306	340
0.00%, 11/15/2016(a),(b),(c)	2,000	—		4.50%, 08/01/2040	1,006	1,104
17.00%, PIK 17.00%, 03/31/2017(b),(c),(d),(g)	2,946	2,526		4.50%, 10/01/2040	975	1,068
		$2,526		4.50%, 12/01/2040	596	657
Trucking & Leasing - 0.85%				4.50%, 08/01/2041	678	743
Penske Truck Leasing Co Lp / PTL Finance				4.50%, 05/01/2044	992	1,088
Corp				5.00%, 01/01/2018	19	19
3.75%, 05/11/2017(e)	2,000	2,027		5.00%, 08/01/2035	324	360
				5.50%, 03/01/2033	38	43
TOTAL BONDS		$152,068		5.50%, 06/01/2033	178	202
				5.50%, 02/01/2035	302	344
SENIOR FLOATING RATE INTERESTS -	Principal			6.00%, 04/01/2032	39	44
0.08%	Amount (000's) Value (000's)			6.50%, 05/01/2031	5	6
Transportation - 0.08%				6.50%, 04/01/2032	70	81
Trailer Bridge Inc, Term Loan				7.00%, 01/01/2030	2	2
10.00%, 03/31/2017(b),(c),(d)	$183	$183
						$32,706
				Government National Mortgage Association (GNMA) - 0.02%
TOTAL SENIOR FLOATING RATE INTERESTS		$183		7.00%, 06/20/2031	45	55
U.S. GOVERNMENT & GOVERNMENT	Principal			9.00%, 02/15/2025	3	3
AGENCY OBLIGATIONS - 32.87%	Amount (000's)	Value(000	's)			$58
Federal Home Loan Mortgage Corporation (FHLMC) - 4.93%				U.S. Treasury - 14.13%
3.00%, 10/01/2042	$740	$773		0.75%, 10/31/2017	1,000	1,001
3.00%, 11/01/2042	733	764		0.88%, 02/28/2017	500	501
3.50%, 10/01/2041	790	836

See accompanying notes.

		Schedule of Investments
		Income Account
		September 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
U.S. Treasury (continued)
1.38%, 11/30/2018	$1,000	$1,012
1.50%, 08/15/2026	2,000	1,981
1.63%, 11/15/2022	2,000	2,034
1.75%, 05/15/2022	2,000	2,050
2.00%, 11/15/2021	1,000	1,039
2.38%, 05/31/2018	1,000	1,027
2.50%, 05/15/2024	1,000	1,075
2.63%, 11/15/2020	2,000	2,123
2.75%, 02/15/2019	1,000	1,045
2.75%, 02/15/2024	1,000	1,091
2.88%, 05/15/2043	1,000	1,113
2.88%, 08/15/2045	1,000	1,114
3.00%, 11/15/2044	1,000	1,140
3.13%, 05/15/2019	2,000	2,118
3.13%, 05/15/2021	1,000	1,088
3.13%, 08/15/2044	1,000	1,167
3.38%, 05/15/2044	1,000	1,220
3.50%, 02/15/2039	1,000	1,238
3.63%, 02/15/2020	2,000	2,175
3.63%, 02/15/2044	1,000	1,273
3.75%, 08/15/2041	1,000	1,285
3.75%, 11/15/2043	2,000	2,603
		$33,513
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$77,983
Total Investments		$234,921
Other Assets and Liabilities - 0.97%		$2,295
TOTAL NET ASSETS - 100.00%		$237,216

(a)	Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $2,709 or 1.14% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $2,709 or 1.14% of net assets.
(d)	Variable Rate. Rate shown is in effect at September 30, 2016.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $24,551 or 10.35% of net assets.
(f)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Portfolio Summary (unaudited)

Sector	Percent
Financial	20.02%
Mortgage Securities	18.74%
Government	14.13%
Energy	10.33%
Consumer, Non-cyclical	7.94%
Utilities	6.57%
Industrial	4.69%
Communications	4.55%
Asset Backed Securities	3.62%
Basic Materials	2.68%
Consumer, Cyclical	2.32%
Investment Companies	1.82%
Technology	1.62%
Other Assets and Liabilities	0.97%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
September 30, 2016 (unaudited)

COMMON STOCKS - 96.11%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Agriculture - 1.84%			Engineering & Construction (continued)
Gudang Garam Tbk PT	60,100	$286	Voltas Ltd	71,503	$408
KT&G Corp	12,396	1,412			$2,703
		$1,698	Food - 2.84%
Airlines - 0.71%			Cencosud SA	162,551	488
AirAsia Bhd	969,900	655	Charoen Pokphand Foods PCL (b)	758,200	697
			JBS SA	155,000	563
Automobile Manufacturers - 2.68%			Uni-President Enterprises Corp	243,160	458
Guangzhou Automobile Group Co Ltd	554,000	716	X5 Retail Group NV (a)	14,073	408
Maruti Suzuki India Ltd	6,768	558			$2,614
Tata Motors Ltd	148,641	1,191	Forest Products & Paper - 0.95%
		$2,465	Fibria Celulose SA	62,700	444
Automobile Parts & Equipment - 2.60%			Sappi Ltd (a)	83,710	433
Hankook Tire Co Ltd	14,357	776			$877
Hiroca Holdings Ltd	115,000	446	Healthcare - Products - 0.25%
Tong Yang Industry Co Ltd	283,000	674	St Shine Optical Co Ltd	10,000	234
Xinyi Glass Holdings Ltd (a)	544,000	494
		$2,390	Holding Companies - Diversified - 0.61%
Banks - 13.89%			Siam Cement PCL/The	37,450	561
Banco Santander Chile	5,871,837	304
Bank Mandiri Persero Tbk PT	313,600	271	Home Furnishings - 0.88%
Bank Negara Indonesia Persero Tbk PT	956,800	408	Steinhoff International Holdings NV	140,957	807
Bank of China Ltd	2,079,000	960
Barclays Africa Group Ltd	116,191	1,283	Insurance - 2.78%
China Construction Bank Corp	3,388,902	2,545	AIA Group Ltd	249,000	1,674
Credicorp Ltd	5,214	794	Ping An Insurance Group Co of China Ltd	169,500	889
IndusInd Bank Ltd	33,065	595			$2,563
Nedbank Group Ltd	53,370	868	Internet - 10.92%
OTP Bank PLC	35,549	934	Alibaba Group Holding Ltd ADR(a)	30,245	3,200
Sberbank of Russia PJSC ADR	173,572	1,629	NAVER Corp	1,640	1,320
Siam Commercial Bank PCL/The (b)	131,600	565	Tencent Holdings Ltd	181,800	5,054
Woori Bank	51,905	539	Weibo Corp ADR(a)	9,607	482
Yes Bank Ltd	58,043	1,097			$10,056
		$12,792	Iron & Steel - 0.80%
Chemicals - 1.66%			JSW Steel Ltd	12,564	327
Alpek SAB de CV	102,100	173	Ternium SA ADR	20,903	410
Hanwha Chemical Corp	28,524	632			$737
Sinopec Shanghai Petrochemical Co Ltd	620,000	315	Leisure Products & Services - 0.79%
UPL Ltd	40,593	412	Hero MotoCorp Ltd	14,134	726
		$1,532
Coal - 0.33%			Media - 2.04%
Adaro Energy Tbk PT	3,254,900	302	Naspers Ltd	10,830	1,874

Commercial Services - 2.24%			Metal Fabrication & Hardware - 0.81%
Kroton Educacional SA	182,600	837	Hyosung Corp	6,242	742
New Oriental Education & Technology Group	16,009	742
Inc ADR(a)			Mining - 1.24%
Qualicorp SA	82,900	488	AngloGold Ashanti Ltd (a)	17,630	282
		$2,067	Hindalco Industries Ltd	203,551	468
Diversified Financial Services - 3.67%			Vedanta Ltd	151,247	393
Fubon Financial Holding Co Ltd	643,000	955			$1,143
Indiabulls Housing Finance Ltd	42,406	528	Miscellaneous Manufacturers - 2.06%
Mega Financial Holding Co Ltd	1,112,731	785	Largan Precision Co Ltd	9,000	1,097
Shinhan Financial Group Co Ltd	30,415	1,114	Sunny Optical Technology Group Co Ltd	161,000	800
		$3,382			$1,897
Electric - 2.46%			Oil & Gas - 7.78%
Enersis Americas SA	2,078,701	340	Bharat Petroleum Corp Ltd	75,674	697
Huaneng Renewables Corp Ltd	1,252,000	440	China Petroleum & Chemical Corp	1,874,400	1,384
Korea Electric Power Corp	12,890	632	CNOOC Ltd	412,000	520
Tenaga Nasional BHD	246,100	851	Indian Oil Corp Ltd	41,862	367
		$2,263	Lukoil PJSC ADR	42,784	2,086
Electronics - 1.23%			PTT PCL (b)	73,900	727
AAC Technologies Holdings Inc	80,500	813	SK Innovation Co Ltd	4,977	737
Chin-Poon Industrial Co Ltd	142,000	318	Tatneft PJSC ADR	20,970	647
		$1,131			$7,165
Engineering & Construction - 2.94%			Pipelines - 0.38%
Daelim Industrial Co Ltd	5,465	414	Petronet LNG Ltd	66,701	346
Grupo Aeroportuario del Centro Norte SAB de	48,730	287
CV			Real Estate - 0.45%
Grupo Aeroportuario del Pacifico SAB de CV	52,100	495	China Overseas Land & Investment Ltd	122,000	419
Larsen & Toubro Ltd	24,830	536
Promotora y Operadora de Infraestructura	52,308	563	REITS - 0.77%
SAB de CV			Fibra Uno Administracion SA de CV	176,400	323

See accompanying notes.

     Schedule of Investments International Emerging Markets Account September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Portfolio Summary (unaudited)
REITS (continued)				Country	Percent
Macquarie Mexico Real Estate Management	313,700	$384		China	22.63%
SA de CV (a)				Korea, Republic Of	14.67%
		$707		Taiwan, Province Of China	14.04%
Retail - 1.94%				India	9.46%
Lojas Renner SA	46,300	350		Brazil	7.40%
Mr Price Group Ltd	26,615	294		South Africa	6.73%
Raia Drogasil SA	18,900	389		Hong Kong	5.67%
Wal-Mart de Mexico SAB de CV	342,549	750		Russian Federation	5.18%
		$1,783		Mexico	3.24%
Semiconductors - 12.92%				Thailand	2.77%
Powertech Technology Inc	235,000	611		Indonesia	2.64%
Samsung Electronics Co Ltd	3,564	5,192		Malaysia	1.63%
Silicon Motion Technology Corp ADR	8,774	454		Chile	1.23%
Taiwan Semiconductor Manufacturing Co Ltd	838,164	4,927		Hungary	1.02%
Win Semiconductors Corp	243,561	716		Peru	0.86%
		$11,900		Luxembourg	0.45%
Software - 1.19%				United States	0.14%
NetEase Inc ADR	4,564	1,099		Other Assets and Liabilities	0.24%
				TOTAL NET ASSETS	100.00%
Telecommunications - 6.85%
China Mobile Ltd	213,459	2,622
China Telecom Corp Ltd	1,756,000	896
Chunghwa Telecom Co Ltd	356,000	1,256
Telekomunikasi Indonesia Persero Tbk PT	3,519,700	1,172
Vodacom Group Ltd	31,792	357
		$6,303
Water - 0.61%
Cia de Saneamento Basico do Estado de Sao	60,400	561
Paulo

TOTAL COMMON STOCKS		$88,494
INVESTMENT COMPANIES - 0.14%	Shares Held	Value(000	's)
Money Market Funds - 0.14%
BlackRock Liquidity Funds FedFund Portfolio	128,272	128

TOTAL INVESTMENT COMPANIES		$128
PREFERRED STOCKS - 3.51%	Shares Held	Value(000	's)
Banks - 1.28%
Itau Unibanco Holding SA 0.18%(c)	107,000	$1,176

Holding Companies - Diversified - 1.55%
Itausa - Investimentos Itau SA 0.06%(c)	553,780	1,427

Iron & Steel - 0.63%
Vale SA 0.00%(a),(c)	122,107	581

Media - 0.05%
Zee Entertainment Enterprises Ltd 6.00%	322,341	46

TOTAL PREFERRED STOCKS		$3,230
Total Investments		$91,852
Other Assets and Liabilities - 0.24%		$222
TOTAL NET ASSETS - 100.00%		$92,074

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $1,989 or 2.16% of net assets.
(c)	Variable Rate. Rate shown is in effect at September 30, 2016.

See accompanying notes.

Schedule of Investments
LargeCap Growth Account
September 30, 2016 (unaudited)

COMMON STOCKS - 96.17%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 0.74%				Pharmaceuticals - 5.22%
L-3 Communications Holdings Inc	5,200	$784		Bristol-Myers Squibb Co	39,266	$2,117
				DexCom Inc (a)	19,410	1,701
Airlines - 1.61%				Eli Lilly & Co	21,325	1,712
Delta Air Lines Inc	43,214	1,701				$5,530
				Retail - 8.11%
Apparel - 0.93%				Dollar Tree Inc (a)	16,214	1,280
Under Armour Inc - Class A (a)	25,345	980		Panera Bread Co (a)	6,543	1,274
				TJX Cos Inc/The	32,982	2,466
Beverages - 1.60%				Ulta Salon Cosmetics & Fragrance Inc (a)	14,995	3,569
Constellation Brands Inc	10,155	1,691				$8,589
				Semiconductors - 9.12%
Biotechnology - 0.93%				Applied Materials Inc	41,100	1,239
Celgene Corp (a)	9,376	980		Broadcom Ltd	12,428	2,144
				Intel Corp	32,600	1,231
Building Materials - 1.95%				Lam Research Corp	21,760	2,061
Masco Corp	60,100	2,062		Micron Technology Inc (a)	72,000	1,280
				NXP Semiconductors NV (a)	16,633	1,697
Chemicals - 3.20%						$9,652
Albemarle Corp	11,144	953		Software - 6.69%
PPG Industries Inc	23,581	2,437		Activision Blizzard Inc	64,136	2,841
		$3,390		Fidelity National Information Services Inc	19,687	1,517
Commercial Services - 5.77%				Microsoft Corp	47,400	2,730
Equifax Inc	11,886	1,600				$7,088
FleetCor Technologies Inc (a)	17,086	2,968		Transportation - 1.19%
S&P Global Inc	12,153	1,538		FedEx Corp	7,211	1,260
		$6,106
Computers - 5.84%				TOTAL COMMON STOCKS		$101,832
Accenture PLC - Class A	9,805	1,198		INVESTMENT COMPANIES - 2.22%	Shares Held	Value(000	's)
Apple Inc	44,145	4,990		Money Market Funds - 2.22%
		$6,188		BlackRock Liquidity Funds FedFund Portfolio	2,355,950	2,356
Cosmetics & Personal Care - 2.08%
Procter & Gamble Co/The	24,491	2,198		TOTAL INVESTMENT COMPANIES		$2,356
				Total Investments		$104,188
Diversified Financial Services - 6.44%				Other Assets and Liabilities - 1.61%		$1,702
Mastercard Inc	34,358	3,496		TOTAL NET ASSETS - 100.00%		$105,890
Visa Inc	40,240	3,328
		$6,824
Electrical Components & Equipment - 0.61%				(a) Non-Income Producing Security
Acuity Brands Inc	2,421	641

Entertainment - 0.60%
Six Flags Entertainment Corp	11,900	638		Portfolio Summary (unaudited)
				Sector		Percent
Food - 4.20%				Consumer, Non-cyclical		29.88%
Kellogg Co	14,757	1,143		Technology		21.64%
Kraft Heinz Co/The	18,100	1,620		Consumer, Cyclical		15.75%
Mondelez International Inc	26,437	1,161		Communications		13.38%
Pinnacle Foods Inc	10,400	522		Financial		6.45%
		$4,446		Industrial		4.49%
Healthcare - Products - 10.08%				Basic Materials		3.20%
Boston Scientific Corp (a)	71,200	1,694		Investment Companies		2.22%
Edwards Lifesciences Corp (a)	31,027	3,741		Energy		1.38%
Intuitive Surgical Inc (a)	4,026	2,918		Other Assets and Liabilities		1.61%
Thermo Fisher Scientific Inc	14,590	2,321		TOTAL NET ASSETS		100.00%
		$10,674
Housewares - 1.60%
Newell Brands Inc	32,200	1,696

Internet - 13.38%
Alphabet Inc - A Shares (a)	6,404	5,149
Amazon.com Inc (a)	5,113	4,281
Facebook Inc (a)	36,969	4,742
		$14,172
Leisure Products & Services - 1.66%
Royal Caribbean Cruises Ltd	23,462	1,758

Lodging - 1.24%
Wynn Resorts Ltd	13,528	1,318

Oil & Gas - 1.38%
Pioneer Natural Resources Co	7,896	1,466

See accompanying notes.

     Schedule of Investments LargeCap Growth Account I

September 30, 2016 (unaudited)

COMMON STOCKS - 96.95%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.07%				Biotechnology (continued)
Clear Channel Outdoor Holdings Inc	419	$2		Biogen Inc (a)	3,459	$1,083
Interpublic Group of Cos Inc/The	1,454	33		BioMarin Pharmaceutical Inc (a)	573	53
Omnicom Group Inc	1,604	136		Celgene Corp (a)	10,577	1,106
		$171		Charles River Laboratories International Inc	181	15
				(a)
Aerospace & Defense - 1.40%
B/E Aerospace Inc	384	20		Gilead Sciences Inc	4,430	351
Boeing Co/The	22,284	2,935		Illumina Inc (a)	2,358	428
General Dynamics Corp	249	39		Incyte Corp (a)	4,843	456
HEICO Corp	111	8		Intercept Pharmaceuticals Inc (a)	54	9
HEICO Corp - Class A	174	10		Intrexon Corp (a)	183	5
Lockheed Martin Corp	942	226		Ionis Pharmaceuticals Inc (a)	392	14
Northrop Grumman Corp	414	88		Juno Therapeutics Inc (a)	187	6
Raytheon Co	561	76		Regeneron Pharmaceuticals Inc (a)	261	105
Rockwell Collins Inc	460	39		Seattle Genetics Inc (a)	317	17
Spirit AeroSystems Holdings Inc (a)	284	13		United Therapeutics Corp (a)	40	5
TransDigm Group Inc (a)	176	51		Vertex Pharmaceuticals Inc (a)	13,507	1,178
		$3,505				$10,393
Agriculture - 0.43%				Building Materials - 0.42%
Altria Group Inc	4,842	306		Cree Inc (a)	126	3
Philip Morris International Inc	7,378	717		Eagle Materials Inc	180	14
Reynolds American Inc	1,267	60		Fortune Brands Home & Security Inc	557	32
		$1,083		Lennox International Inc	143	22
Airlines - 1.51%				Martin Marietta Materials Inc	200	36
Alaska Air Group Inc	22,367	1,474		Masco Corp	808	28
American Airlines Group Inc	57,695	2,112		Vulcan Materials Co	8,039	915
Delta Air Lines Inc	2,409	95				$1,050
JetBlue Airways Corp (a)	182	3		Chemicals - 0.34%
Southwest Airlines Co	2,503	97		Air Products & Chemicals Inc	425	64
				Axalta Coating Systems Ltd (a)	592	17
		$3,781
Apparel - 1.48%				Celanese Corp	85	6
Carter's Inc	195	17		EI du Pont de Nemours & Co	3,164	212
Hanesbrands Inc	35,200	889		International Flavors & Fragrances Inc	278	40
Michael Kors Holdings Ltd (a)	568	27		LyondellBasell Industries NV	889	72
NIKE Inc	3,283	173		Monsanto Co	1,167	119
Ralph Lauren Corp	33	3		NewMarket Corp	26	11
Skechers U.S.A. Inc (a)	462	11		PPG Industries Inc	658	68
Under Armour Inc - Class A (a)	27,056	1,046		Praxair Inc	622	75
Under Armour Inc - Class C (a)	43,473	1,472		RPM International Inc	468	25
VF Corp	838	47		Sherwin-Williams Co/The	377	104
		$3,685		Valspar Corp/The	279	29
Automobile Manufacturers - 0.84%				WR Grace & Co	151	11
Ferrari NV	11,210	581				$853
PACCAR Inc	453	27		Commercial Services - 5.07%
Tesla Motors Inc (a)	7,358	1,501		Aramark	422	16
		$2,109		Automatic Data Processing Inc	1,130	100
				Booz Allen Hamilton Holding Corp	466	15
Automobile Parts & Equipment - 0.20%				CoreLogic Inc/United States (a)	267	10
BorgWarner Inc	153	5		CoStar Group Inc (a)	113	24
Delphi Automotive PLC	670	48
Lear Corp	229	28		Ecolab Inc	30,299	3,688
Mobileye NV (a)	9,241	394		Equifax Inc	424	57
				Euronet Worldwide Inc (a)	201	16
Visteon Corp	156	11		FleetCor Technologies Inc (a)	17,483	3,037
WABCO Holdings Inc (a)	197	22
				Gartner Inc (a)	297	26
		$508		Global Payments Inc	537	41
Banks - 1.35%				Herc Holdings Inc (a)	41	1
Citizens Financial Group Inc	805	20		KAR Auction Services Inc	519	22
First Republic Bank/CA	417	32		Live Nation Entertainment Inc (a)	336	9
Morgan Stanley	68,747	2,204		MarketAxess Holdings Inc	129	21
Signature Bank/New York NY (a)	104	13
				Moody's Corp	375	41
State Street Corp	15,800	1,100		Morningstar Inc	79	6
		$3,369		Nielsen Holdings PLC	696	37
Beverages - 0.42%				PayPal Holdings Inc (a)	125,570	5,145
Brown-Forman Corp - A Shares	193	10		Quanta Services Inc (a)	233	7
Brown-Forman Corp - B Shares	629	30		Robert Half International Inc	470	18
Coca-Cola Co/The	7,212	305		RR Donnelley & Sons Co	651	10
Constellation Brands Inc	412	69		S&P Global Inc	954	121
Dr Pepper Snapple Group Inc	1,032	94		Sabre Corp	799	23
Monster Beverage Corp (a)	347	51
				Service Corp International/US	730	19
PepsiCo Inc	4,534	493		ServiceMaster Global Holdings Inc (a)	503	17
		$1,052		Total System Services Inc	626	30
Biotechnology - 4.16%				TransUnion (a)	258	9
Alexion Pharmaceuticals Inc (a)	41,858	5,128		United Rentals Inc (a)	289	23
Alnylam Pharmaceuticals Inc (a)	214	15		Vantiv Inc (a)	565	32
Amgen Inc	2,512	419

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Commercial Services (continued)				Electronics - 3.19%
Western Union Co/The	1,803	$38		Agilent Technologies Inc	339	$16
WEX Inc (a)	154	17		Allegion PLC	358	25
		$12,676		Amphenol Corp	55,662	3,614
Computers - 3.35%				Fitbit Inc (a)	413	6
Accenture PLC - Class A	1,543	189		Fortive Corp	75,298	3,832
Apple Inc	26,987	3,050		Gentex Corp	791	14
Cadence Design Systems Inc (a)	1,128	29		Honeywell International Inc	2,757	321
Cognizant Technology Solutions Corp (a)	47,403	2,262		Johnson Controls International plc	484	22
CSRA Inc	648	17		Mettler-Toledo International Inc (a)	92	39
DST Systems Inc	139	16		National Instruments Corp	318	9
Fortinet Inc (a)	536	20		PerkinElmer Inc	121	7
Genpact Ltd (a)	95,225	2,281		Trimble Inc (a)	763	22
International Business Machines Corp	2,679	426		Waters Corp (a)	270	43
Leidos Holdings Inc	309	13				$7,970
Manhattan Associates Inc (a)	278	16		Engineering & Construction - 1.10%
NCR Corp (a)	503	16		SBA Communications Corp (a)	24,572	2,756
Synopsys Inc (a)	109	6
Teradata Corp (a)	551	17		Entertainment - 0.03%
VeriFone Systems Inc (a)	368	6		Cinemark Holdings Inc	421	16
		$8,364		Gaming and Leisure Properties Inc	687	23
Consumer Products - 0.13%				Regal Entertainment Group	217	5
Avery Dennison Corp	306	24		Vail Resorts Inc	139	22
Church & Dwight Co Inc	893	43				$66
Clorox Co/The	620	77		Environmental Control - 0.05%
Kimberly-Clark Corp	1,275	161		Stericycle Inc (a)	259	21
Spectrum Brands Holdings Inc	96	13		Waste Management Inc	1,631	104
		$318				$125
Cosmetics & Personal Care - 1.54%				Food - 0.34%
Colgate-Palmolive Co	852	63		Blue Buffalo Pet Products Inc (a)	240	6
Coty Inc (a)	121	3		Campbell Soup Co	653	36
Estee Lauder Cos Inc/The	42,778	3,788		ConAgra Foods Inc	848	40
		$3,854		General Mills Inc	2,501	160
Distribution & Wholesale - 0.07%				Hain Celestial Group Inc/The (a)	296	10
Fastenal Co	991	41		Hershey Co/The	477	46
HD Supply Holdings Inc (a)	722	23		Hormel Foods Corp	828	31
LKQ Corp (a)	1,075	38		Ingredion Inc	181	24
Pool Corp	167	16		Kellogg Co	566	44
Watsco Inc	105	15		Kraft Heinz Co/The	187	17
WW Grainger Inc	190	43		Kroger Co/The	4,335	129
		$176		McCormick & Co Inc/MD	402	40
Diversified Financial Services - 5.58%				Pilgrim's Pride Corp	101	2
Affiliated Managers Group Inc (a)	158	23		Post Holdings Inc (a)	146	11
Alliance Data Systems Corp (a)	205	44		Sprouts Farmers Market Inc (a)	524	11
Ameriprise Financial Inc	180	18		Sysco Corp	2,495	122
Artisan Partners Asset Management Inc	168	5		TreeHouse Foods Inc (a)	78	7
CBOE Holdings Inc	294	19		Tyson Foods Inc	948	71
Charles Schwab Corp/The	2,302	73		WhiteWave Foods Co/The (a)	578	31
CME Group Inc	6,120	640		Whole Foods Market Inc	209	6
Credit Acceptance Corp (a)	32	6				$844
Discover Financial Services	719	41		Food Service - 0.00%
Eaton Vance Corp	393	15		US Foods Holding Corp (a)	172	4
Federated Investors Inc	395	12
Intercontinental Exchange Inc	5,482	1,476		Hand & Machine Tools - 0.03%
Invesco Ltd	256	8		Lincoln Electric Holdings Inc	169	11
Lazard Ltd	89	3		Snap-on Inc	158	24
LPL Financial Holdings Inc	50	1		Stanley Black & Decker Inc	272	33
Mastercard Inc	4,115	419				$68
NorthStar Asset Management Group Inc	601	8		Healthcare - Products - 6.21%
T Rowe Price Group Inc	632	42		ABIOMED Inc (a)	143	18
TD Ameritrade Holding Corp	36,241	1,277		Align Technology Inc (a)	264	25
Visa Inc	118,573	9,806		Baxter International Inc	590	28
		$13,936		Becton Dickinson and Co	801	144
Electric - 0.01%				Bio-Techne Corp	142	16
Dominion Resources Inc/VA	120	9		Boston Scientific Corp (a)	5,140	122
ITC Holdings Corp	271	12		Bruker Corp	463	11
		$21		Cooper Cos Inc/The	136	24
Electrical Components & Equipment - 0.04%				CR Bard Inc	180	40
Acuity Brands Inc	157	41		Danaher Corp	91,566	7,177
AMETEK Inc	172	8		Edwards Lifesciences Corp (a)	518	63
Emerson Electric Co	656	36		Henry Schein Inc (a)	285	46
Energizer Holdings Inc	100	5		Hill-Rom Holdings Inc	225	14
Hubbell Inc	145	16		Hologic Inc (a)	978	38
		$106		IDEXX Laboratories Inc (a)	316	36

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Healthcare - Products (continued)				Internet (continued)
Intuitive Surgical Inc (a)	8,765	$6,353		Groupon Inc (a)	1,421	$7
Patterson Cos Inc	329	15		Liberty Ventures (a)	108	4
ResMed Inc	501	33		LinkedIn Corp (a)	289	55
St Jude Medical Inc	820	65		Match Group Inc (a)	258	5
Stryker Corp	8,795	1,024		Netflix Inc (a)	10,242	1,010
Teleflex Inc	43	7		Priceline Group Inc/The (a)	4,067	5,984
Thermo Fisher Scientific Inc	695	111		Splunk Inc (a)	451	26
Varian Medical Systems Inc (a)	344	34		Symantec Corp	379	10
VWR Corp (a)	89	3		Tencent Holdings Ltd ADR	43,700	1,218
West Pharmaceutical Services Inc	274	20		TripAdvisor Inc (a)	48,381	3,057
Zimmer Biomet Holdings Inc	450	59		VeriSign Inc (a)	354	28
		$15,526		Yelp Inc (a)	199	8
Healthcare - Services - 4.22%				Zillow Group Inc - A Shares (a)	130	4
Aetna Inc	9,517	1,099				$53,137
Amsurg Corp (a)	119	8		Iron & Steel - 0.00%
Anthem Inc	5,548	695		Steel Dynamics Inc	210	5
Centene Corp (a)	12,798	857
Cigna Corp	7,810	1,017		Leisure Products & Services - 0.03%
DaVita Inc (a)	36,295	2,398		Brunswick Corp/DE	295	14
HCA Holdings Inc (a)	514	39		Harley-Davidson Inc	621	33
Humana Inc	8,788	1,555		Polaris Industries Inc	219	17
Laboratory Corp of America Holdings (a)	171	23		Vista Outdoor Inc (a)	66	3
MEDNAX Inc (a)	235	16				$67
Tenet Healthcare Corp (a)	313	7		Lodging - 1.38%
UnitedHealth Group Inc	20,073	2,810		Choice Hotels International Inc	132	6
Universal Health Services Inc	90	11		Hilton Worldwide Holdings Inc	55,172	1,265
WellCare Health Plans Inc (a)	159	19		Hyatt Hotels Corp (a)	61	3
		$10,554		Las Vegas Sands Corp	898	52
Home Builders - 0.04%				Marriott International Inc/MD	597	40
CalAtlantic Group Inc	49	2		MGM Resorts International (a)	77,529	2,018
DR Horton Inc	703	21		Wyndham Worldwide Corp	407	27
Lennar Corp - A Shares	368	16		Wynn Resorts Ltd	243	24
Lennar Corp - B Shares	111	4				$3,435
NVR Inc (a)	13	21		Machinery - Diversified - 2.01%
PulteGroup Inc	437	9		BWX Technologies Inc	394	15
Thor Industries Inc	203	17		Cognex Corp	331	17
Toll Brothers Inc (a)	285	8		Deere & Co	190	16
		$98		IDEX Corp	266	25
Home Furnishings - 0.02%				Manitowoc Foodservice Inc (a)	266	4
Harman International Industries Inc	124	11		Middleby Corp/The (a)	203	25
Leggett & Platt Inc	507	23		Nordson Corp	219	22
Tempur Sealy International Inc (a)	201	11		Rockwell Automation Inc	366	45
Whirlpool Corp	41	7		Roper Technologies Inc	12,479	2,277
		$52		Wabtec Corp/DE	31,279	2,554
Housewares - 0.04%				Xylem Inc/NY	373	20
Newell Brands Inc	1,167	61				$5,020
Scotts Miracle-Gro Co/The	161	13		Media - 0.68%
Toro Co/The	422	20		AMC Networks Inc (a)	238	12
Tupperware Brands Corp	210	14		Cable One Inc	21	12
		$108		CBS Corp	2,617	143
Insurance - 0.13%				Charter Communications Inc (a)	778	210
AmTrust Financial Services Inc	117	3		Comcast Corp - Class A	8,450	561
Aon PLC	1,005	113		Discovery Communications Inc - A Shares (a)	542	15
Arthur J Gallagher & Co	452	23		Discovery Communications Inc - C Shares (a)	833	22
Brown & Brown Inc	101	4		DISH Network Corp (a)	606	33
Erie Indemnity Co	85	9		FactSet Research Systems Inc	140	23
Lincoln National Corp	221	11		Scripps Networks Interactive Inc	322	20
Marsh & McLennan Cos Inc	1,965	132		Sirius XM Holdings Inc (a)	6,514	27
Progressive Corp/The	137	4		Starz (a)	346	11
XL Group Ltd	363	12		Time Warner Inc	1,279	102
		$311		Twenty-First Century Fox Inc - A Shares	2,074	50
Internet - 21.26%				Twenty-First Century Fox Inc - B Shares	1,376	34
Alibaba Group Holding Ltd ADR(a)	9,700	1,026		Viacom Inc - A Shares	109	5
Alphabet Inc - A Shares (a)	8,955	7,201		Viacom Inc - B Shares	1,081	41
Alphabet Inc - C Shares (a)	8,037	6,248		Walt Disney Co/The	4,015	373
Amazon.com Inc (a)	19,817	16,593				$1,694
CDW Corp/DE	601	27		Metal Fabrication & Hardware - 0.00%
Dropbox Inc (a),(b),(c),(d)	1,434	13		Valmont Industries Inc	76	10
eBay Inc (a)	6,511	214
F5 Networks Inc (a)	247	31		Mining - 0.00%
Facebook Inc (a)	80,623	10,341		Royal Gold Inc	21	2
Flipkart Online Services Pvt Ltd (a),(b),(c),(d)	194	19
GoDaddy Inc (a)	227	8

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Miscellaneous Manufacturers - 0.49%				REITS (continued)
3M Co	1,455	$257		Digital Realty Trust Inc	362	$35
AO Smith Corp	276	27		Empire State Realty Trust Inc	346	7
Carlisle Cos Inc	93	10		Equinix Inc	173	62
Donaldson Co Inc	465	17		Equity LifeStyle Properties Inc	290	22
General Electric Co	4,428	131		Essex Property Trust Inc	98	22
Illinois Tool Works Inc	1,204	144		Extra Space Storage Inc	428	34
Ingersoll-Rand PLC	774	53		Federal Realty Investment Trust	253	39
Textron Inc	14,854	590		Healthcare Trust of America Inc	354	12
		$1,229		Iron Mountain Inc	870	33
Office & Business Equipment - 0.01%				Lamar Advertising Co	297	19
Pitney Bowes Inc	719	13		Life Storage Inc	125	11
				Omega Healthcare Investors Inc	290	10
Oil & Gas - 0.07%				Outfront Media Inc	79	2
Apache Corp	911	58		Public Storage	588	131
Cabot Oil & Gas Corp	1,172	30		Regency Centers Corp	85	7
Continental Resources Inc/OK (a)	182	9		Senior Housing Properties Trust	216	5
Devon Energy Corp	222	10		Simon Property Group Inc	1,036	214
Diamondback Energy Inc (a)	91	9		Tanger Factory Outlet Centers Inc	346	14
EOG Resources Inc	150	15		Ventas Inc	668	47
Murphy USA Inc (a)	119	9				$975
Parsley Energy Inc (a)	101	3		Retail - 7.05%
Southwestern Energy Co (a)	1,800	25		Advance Auto Parts Inc	240	36
		$168		AutoNation Inc (a)	122	6
Packaging & Containers - 0.07%				AutoZone Inc (a)	73	56
Ball Corp	579	47		Bed Bath & Beyond Inc	125	5
Bemis Co Inc	103	5		Brinker International Inc	248	13
Berry Plastics Group Inc (a)	449	20		Burlington Stores Inc (a)	170	14
Crown Holdings Inc (a)	482	28		Cabela's Inc (a)	47	3
Graphic Packaging Holding Co	915	13		CarMax Inc (a)	654	35
Owens-Illinois Inc (a)	620	11		Casey's General Stores Inc	144	17
Packaging Corp of America	341	28		Coach Inc	218	8
Sealed Air Corp	681	31		Copart Inc (a)	377	20
		$183		Costco Wholesale Corp	31,790	4,848
Pharmaceuticals - 4.54%				CVS Health Corp	3,792	337
AbbVie Inc	5,412	341		Darden Restaurants Inc	437	27
ACADIA Pharmaceuticals Inc (a)	317	10		Dick's Sporting Goods Inc	275	16
Agios Pharmaceuticals Inc (a)	100	5		Dollar General Corp	14,239	997
Akorn Inc (a)	333	9		Dollar Tree Inc (a)	558	44
Alkermes PLC (a)	496	23		Domino's Pizza Inc	184	28
Allergan plc (a)	8,145	1,876		Dunkin' Brands Group Inc	342	18
AmerisourceBergen Corp	623	50		Foot Locker Inc	449	30
Bristol-Myers Squibb Co	29,153	1,572		Gap Inc/The	177	4
Cardinal Health Inc	1,251	97		Genuine Parts Co	490	49
DexCom Inc (a)	27,004	2,367		Home Depot Inc/The	4,712	606
Eli Lilly & Co	8,533	685		L Brands Inc	107	8
Express Scripts Holding Co (a)	2,136	151		Liberty Interactive Corp QVC Group (a)	886	18
Herbalife Ltd (a)	268	17		Lowe's Cos Inc	25,938	1,873
Johnson & Johnson	1,753	207		lululemon athletica Inc (a)	342	21
McKesson Corp	865	144		McDonald's Corp	2,174	251
Mead Johnson Nutrition Co	38,345	3,030		Michaels Cos Inc/The (a)	367	9
Merck & Co Inc	8,160	509		MSC Industrial Direct Co Inc	107	8
Mylan NV (a)	836	32		Nordstrom Inc	469	24
Neurocrine Biosciences Inc (a)	283	14		Nu Skin Enterprises Inc	84	5
OPKO Health Inc (a)	976	11		O'Reilly Automotive Inc (a)	2,041	572
Pfizer Inc	1,978	67		Panera Bread Co (a)	84	16
Premier Inc (a)	110	4		Ross Stores Inc	14,359	923
Quintiles IMS Holdings Inc (a)	209	17		Sally Beauty Holdings Inc (a)	548	14
VCA Inc (a)	294	21		Signet Jewelers Ltd	253	19
Zoetis Inc	1,771	92		Starbucks Corp	91,700	4,964
		$11,351		Target Corp	156	11
Pipelines - 0.03%				TJX Cos Inc/The	3,090	231
ONEOK Inc	754	39		Tractor Supply Co	18,340	1,236
				Ulta Salon Cosmetics & Fragrance Inc (a)	202	48
Spectra Energy Corp	420	18		Urban Outfitters Inc (a)	329	11
Williams Cos Inc/The	280	8
		$65		Walgreens Boots Alliance Inc	436	35
REITS - 0.39%				Wendy's Co/The	572	6
Alexandria Real Estate Equities Inc	28	3		Williams-Sonoma Inc	338	17
American Tower Corp	1,042	118		Yum! Brands Inc	956	87
Boston Properties Inc	242	33				$17,624
Care Capital Properties Inc	75	2		Semiconductors - 3.20%
Crown Castle International Corp	740	70		Applied Materials Inc	3,537	107
CubeSmart	456	12		ASML Holding NV - NY Reg Shares	12,510	1,371
CyrusOne Inc	221	11		Broadcom Ltd	934	161
				Intel Corp	2,171	82

See accompanying notes.

     Schedule of Investments LargeCap Growth Account I

September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)		Shares Held	Value (000's)
Semiconductors (continued)				Toys, Games & Hobbies (continued)
IPG Photonics Corp (a)	118	$10		Mattel Inc		1,191	$36
KLA-Tencor Corp	557	39					$69
Lam Research Corp	459	43		Transportation - 0.78%
Linear Technology Corp	426	25		CH Robinson Worldwide Inc		509	36
Maxim Integrated Products Inc	1,012	40		Expeditors International of Washington Inc		489	25
Microchip Technology Inc	748	47		FedEx Corp		9,236	1,614
NVIDIA Corp	2,104	144		JB Hunt Transport Services Inc		325	26
NXP Semiconductors NV (a)	54,809	5,591		Landstar System Inc		176	12
ON Semiconductor Corp (a)	342	4		Old Dominion Freight Line Inc (a)		163	11
Qorvo Inc (a)	84	5		Union Pacific Corp		329	32
QUALCOMM Inc	1,434	98		United Parcel Service Inc		1,715	188
Skyworks Solutions Inc	601	46					$1,944
Texas Instruments Inc	2,482	174		Trucking & Leasing - 0.00%
Xilinx Inc	329	18		AMERCO		15	5
		$8,005
Shipbuilding - 0.01%				TOTAL COMMON STOCKS			$242,277
Huntington Ingalls Industries Inc	151	23		INVESTMENT COMPANIES - 2.37%		Shares Held	Value (000's)
				Money Market Funds - 2.37%
Software - 10.19%				BlackRock Liquidity Funds FedFund Portfolio		1,844,475	1,844
Activision Blizzard Inc	3,385	150		Cash Account Trust - Government & Agency		217,127	217
Adobe Systems Inc (a)	32,530	3,531		Portfolio - Government Cash Managed
Akamai Technologies Inc (a)	43,474	2,304		First AmericanGovernment Obligations Fund		3,869,373	3,870
ANSYS Inc (a)	20,510	1,899
Atlassian Corp PLC (a)	114	3					$5,931
Autodesk Inc (a)	587	42		TOTAL INVESTMENT COMPANIES			$5,931
Black Knight Financial Services Inc (a)	143	6		CONVERTIBLE PREFERRED STOCKS -0.38%
						Shares Held	Value (000's)
Broadridge Financial Solutions Inc	444	30		Internet - 0.38%
CDK Global Inc	570	33		Airbnb Inc - Series D	0.00%(a),(b),(c),(d)	3,936	$413
Cerner Corp (a)	721	45
				Airbnb Inc - Series E	0.00%(a),(b),(c),(d)	1,119	118
Citrix Systems Inc (a)	564	48
				Dropbox Inc 0.00%(a),(b),(c),(d)		8,228	108
Dun & Bradstreet Corp/The	73	10
Electronic Arts Inc (a)	723	62		Flipkart Online Services Pvt Ltd Series A		68	7
				0.00%(a),(b),(c),(d)
Fidelity National Information Services Inc	457	35
First Data Corp (a)	1,204	16		Flipkart Online Services Pvt Ltd Series C		117	11
				0.00%(a),(b),(c),(d)
Fiserv Inc (a)	1,686	168
Guidewire Software Inc (a)	268	16		Flipkart Online Services Pvt Ltd Series E		220	21
				0.00%(a),(b),(c),(d)
Intuit Inc	5,047	555		Uber Technologies Inc 0.00%(a),(b),(c),(d)		5,740	280
Jack Henry & Associates Inc	302	26
Microsoft Corp	79,935	4,605					$958
MSCI Inc	327	27		TOTAL CONVERTIBLE PREFERRED STOCKS			$958
NetSuite Inc (a)	38,505	4,262		PREFERRED STOCKS - 0.22%		Shares Held	Value (000's)
Nuance Communications Inc (a)	793	11		Internet - 0.11%
Oracle Corp	3,605	142		Flipkart Online Services Pvt Ltd Series G		985	95
Paychex Inc	2,242	130		0.00%(a),(b),(c),(d)
PTC Inc (a)	202	9		Uber Technologies Inc 0.00%(a),(b),(c),(d)		3,311	161
Rackspace Hosting Inc (a)	469	15					$256
Red Hat Inc (a)	636	51		Software - 0.11%
salesforce.com Inc (a)	73,984	5,277		Magic Leap Inc 0.00%(a),(b),(c),(d)		5,653	130
ServiceNow Inc (a)	15,000	1,187		Snapchat Inc 0.00%(a),(b),(c),(d)		4,923	151
SS&C Technologies Holdings Inc	552	18					$281
Tyler Technologies Inc (a)	117	20		TOTAL PREFERRED STOCKS			$537
Ultimate Software Group Inc/The (a)	96	20		Total Investments			$249,703
Veeva Systems Inc (a)	369	15		Other Assets and Liabilities - 0.08%			$212
VMware Inc (a)	135	10		TOTAL NET ASSETS - 100.00%			$249,915
Workday Inc (a)	7,449	683
		$25,461
Telecommunications - 0.91%				(a) Non-Income Producing Security
Arista Networks Inc (a)	166	14		(b)			Security is Illiquid. At the end of the period, the value of these securities
ARRIS International PLC (a)	212	6		totaled $1,527 or 0.61% of net assets.
CommScope Holding Co Inc (a)	468	14		(c)			Restricted Security. Please see Restricted Security Sub-Schedule for more
Juniper Networks Inc	19,100	460		information.
Motorola Solutions Inc	105	8		(d)			Fair value of these investments is determined in good faith by the Manager
Palo Alto Networks Inc (a)	2,850	454		under procedures established and periodically reviewed by the Board of
T-Mobile US Inc (a)	20,081	938		Directors. At the end of the period, the fair value of these securities totaled
Verizon Communications Inc	6,825	355		$1,527 or 0.61% of net assets.
Zayo Group Holdings Inc (a)	538	16
		$2,265
Textiles - 0.01%
Mohawk Industries Inc (a)	177	35

Toys, Games & Hobbies - 0.03%
Hasbro Inc	411	33

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
September 30, 2016 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		27.11%
Communications		23.41%
Technology		16.81%
Consumer, Cyclical		12.73%
Industrial		9.59%
Financial		7.45%
Investment Companies		2.37%
Basic Materials		0.34%
Energy		0.10%
Utilities		0.01%
Other Assets and Liabilities		0.08%
TOTAL NET ASSETS		100.00%

Futures Contracts

							Unrealized
Type	Long/Short	Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2016	Long	57	$6,181		$6,157		$(24)
Total							$(24)

Amounts in thousands except contracts

Restricted Securities

Security Name		Trade Date	Cost			Value	Percent of Net Assets
Airbnb Inc - Series D		04/16/2014		$160		$413	0.17%
Airbnb Inc - Series E		07/14/2015		104		118	0.05%
Dropbox Inc		01/30/2014		157		108	0.04%
Dropbox Inc		11/07/2014		27		13	0.01%
Flipkart Online Services Pvt Ltd		03/19/2015		22		19	0.01%
Flipkart Online Services Pvt Ltd Series A		03/19/2015		8		7	0.00%
Flipkart Online Services Pvt Ltd Series C		03/19/2015		14		11	0.00%
Flipkart Online Services Pvt Ltd Series E		03/19/2015		25		21	0.01%
Flipkart Online Services Pvt Ltd Series G		12/17/2014		118		95	0.04%
Magic Leap Inc		01/20/2016		130		130	0.05%
Snapchat Inc		05/06/2016		151		151	0.06%
Uber Technologies Inc		12/03/2015		162		161	0.06%
Uber Technologies Inc		12/05/2014		191		280	0.11%

Amounts in thousands

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Account September 30, 2016 (unaudited)

COMMON STOCKS - 97.44%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.15%				Beverages (continued)
Interpublic Group of Cos Inc/The	46,621	$1,042		Coca-Cola Co/The	451,943	$19,126
Omnicom Group Inc	27,520	2,339		Constellation Brands Inc	20,610	3,431
		$3,381		Dr Pepper Snapple Group Inc	21,571	1,970
Aerospace & Defense - 2.02%				Molson Coors Brewing Co	21,432	2,353
Boeing Co/The	67,499	8,892		Monster Beverage Corp (a)	15,724	2,308
General Dynamics Corp	33,387	5,180		PepsiCo Inc	167,442	18,213
Harris Corp	14,452	1,324				$48,408
L-3 Communications Holdings Inc	8,986	1,354		Biotechnology - 2.52%
Lockheed Martin Corp	29,370	7,041		Alexion Pharmaceuticals Inc (a)	26,090	3,197
Northrop Grumman Corp	20,776	4,445		Amgen Inc	87,069	14,524
Raytheon Co	34,333	4,674		Biogen Inc (a)	25,494	7,980
Rockwell Collins Inc	15,117	1,275		Celgene Corp (a)	90,182	9,427
TransDigm Group Inc (a)	5,825	1,684		Gilead Sciences Inc	153,538	12,148
United Technologies Corp	90,558	9,201		Illumina Inc (a)	17,056	3,098
		$45,070		Regeneron Pharmaceuticals Inc (a)	8,780	3,530
Agriculture - 1.76%				Vertex Pharmaceuticals Inc (a)	28,828	2,514
Altria Group Inc	227,326	14,374				$56,418
Archer-Daniels-Midland Co	67,686	2,854		Building Materials - 0.24%
Philip Morris International Inc	180,493	17,548		Fortune Brands Home & Security Inc	17,906	1,040
Reynolds American Inc	96,319	4,541		Martin Marietta Materials Inc	7,380	1,322
		$39,317		Masco Corp	38,419	1,318
Airlines - 0.50%				Vulcan Materials Co	15,482	1,761
Alaska Air Group Inc	14,321	943				$5,441
American Airlines Group Inc	61,654	2,257		Chemicals - 1.86%
Delta Air Lines Inc	87,133	3,430		Air Products & Chemicals Inc	25,195	3,788
Southwest Airlines Co	72,162	2,806		Albemarle Corp	13,077	1,118
United Continental Holdings Inc (a)	34,135	1,791		CF Industries Holdings Inc	27,124	660
		$11,227		Dow Chemical Co/The	131,103	6,795
Apparel - 0.66%				Eastman Chemical Co	17,185	1,163
Hanesbrands Inc	43,955	1,110		EI du Pont de Nemours & Co	101,725	6,812
Michael Kors Holdings Ltd (a)	19,664	920		FMC Corp	15,568	753
NIKE Inc	156,879	8,260		International Flavors & Fragrances Inc	9,260	1,324
Ralph Lauren Corp	6,559	663		LyondellBasell Industries NV	39,661	3,199
Under Armour Inc - Class A (a)	21,336	825		Monsanto Co	50,910	5,203
Under Armour Inc - Class C (a)	21,447	726		Mosaic Co/The	40,744	997
VF Corp	38,602	2,164		PPG Industries Inc	30,981	3,202
		$14,668		Praxair Inc	33,186	4,010
Automobile Manufacturers - 0.59%				Sherwin-Williams Co/The	9,334	2,582
Ford Motor Co	454,033	5,480				$41,606
General Motors Co	165,370	5,254		Commercial Services - 1.44%
PACCAR Inc	40,783	2,397		Automatic Data Processing Inc	53,075	4,681
		$13,131		Cintas Corp	9,941	1,119
Automobile Parts & Equipment - 0.18%				Ecolab Inc	30,533	3,717
BorgWarner Inc	23,433	825		Equifax Inc	13,884	1,869
Delphi Automotive PLC	31,735	2,263		Global Payments Inc	17,874	1,372
Goodyear Tire & Rubber Co/The	30,535	986		H&R Block Inc	25,490	590
		$4,074		Moody's Corp	19,465	2,108
				Nielsen Holdings PLC	39,081	2,094
Banks - 6.39%				PayPal Holdings Inc (a)	130,592	5,350
Bank of America Corp	1,187,303	18,581		Quanta Services Inc (a)	17,576	492
Bank of New York Mellon Corp/The	124,221	4,954
BB&T Corp	94,765	3,575		Robert Half International Inc	15,141	573
Capital One Financial Corp	58,880	4,229		S&P Global Inc	30,715	3,887
Citigroup Inc	338,033	15,965		Total System Services Inc	19,249	908
				United Rentals Inc (a)	10,024	787
Citizens Financial Group Inc	60,439	1,494		Verisk Analytics Inc (a)	18,283	1,486
Comerica Inc	20,233	958
Fifth Third Bancorp	89,165	1,824		Western Union Co/The	56,746	1,181
Goldman Sachs Group Inc/The	43,872	7,075				$32,214
Huntington Bancshares Inc/OH	126,297	1,245		Computers - 5.01%
JPMorgan Chase & Co	420,246	27,984		Accenture PLC - Class A	72,431	8,849
KeyCorp	125,909	1,532		Apple Inc	626,931	70,875
				Cognizant Technology Solutions Corp (a)	70,616	3,369
M&T Bank Corp	18,239	2,118
Morgan Stanley	171,274	5,491		CSRA Inc	16,943	456
Northern Trust Corp	24,781	1,685		Hewlett Packard Enterprise Co	193,336	4,399
PNC Financial Services Group Inc/The	57,174	5,151		HP Inc	199,056	3,091
Regions Financial Corp	146,039	1,442		International Business Machines Corp	101,201	16,076
State Street Corp	42,654	2,970		NetApp Inc	32,422	1,161
SunTrust Banks Inc	58,338	2,555		Seagate Technology PLC	34,742	1,339
				Teradata Corp (a)	15,171	470
US Bancorp	187,184	8,028
Wells Fargo & Co	528,333	23,395		Western Digital Corp	33,073	1,934
Zions Bancorporation	23,864	740				$112,019
		$142,991		Consumer Products - 0.42%
Beverages - 2.17%				Avery Dennison Corp	10,338	804
Brown-Forman Corp - B Shares	21,221	1,007		Church & Dwight Co Inc	29,970	1,436

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Consumer Products (continued)				Electronics (continued)
Clorox Co/The	15,063	$1,886		Garmin Ltd	13,404	$645
Kimberly-Clark Corp	41,842	5,278		Honeywell International Inc	88,525	10,321
		$9,404		Johnson Controls International plc	109,825	5,110
Cosmetics & Personal Care - 1.70%				Mettler-Toledo International Inc (a)	3,082	1,294
Colgate-Palmolive Co	103,722	7,690		PerkinElmer Inc	12,728	714
Coty Inc (a)	8,058	189		TE Connectivity Ltd	41,367	2,663
Estee Lauder Cos Inc/The	25,706	2,276		Waters Corp (a)	9,374	1,486
Procter & Gamble Co/The (b)	310,502	27,868				$32,253
		$38,023		Energy - Alternate Sources - 0.02%
Distribution & Wholesale - 0.18%				First Solar Inc (a)	8,931	353
Fastenal Co	33,620	1,405
LKQ Corp (a)	35,731	1,267		Engineering & Construction - 0.07%
WW Grainger Inc	6,467	1,454		Fluor Corp	16,201	831
		$4,126		Jacobs Engineering Group Inc (a)	14,127	731
Diversified Financial Services - 3.12%						$1,562
Affiliated Managers Group Inc (a)	6,267	907		Environmental Control - 0.23%
Alliance Data Systems Corp (a)	6,809	1,461		Republic Services Inc	27,124	1,368
American Express Co	90,282	5,782		Stericycle Inc (a)	9,894	793
Ameriprise Financial Inc	18,780	1,874		Waste Management Inc	47,342	3,019
BlackRock Inc	14,195	5,145				$5,180
Charles Schwab Corp/The	140,074	4,422		Food - 1.79%
CME Group Inc	39,424	4,121		Campbell Soup Co	22,623	1,238
Discover Financial Services	46,960	2,656		ConAgra Foods Inc	48,491	2,284
E*TRADE Financial Corp (a)	31,842	927		General Mills Inc	69,461	4,437
Franklin Resources Inc	40,888	1,454		Hershey Co/The	16,331	1,561
Intercontinental Exchange Inc	13,860	3,733		Hormel Foods Corp	31,440	1,193
Invesco Ltd	47,692	1,491		JM Smucker Co/The	13,544	1,836
Legg Mason Inc	10,730	359		Kellogg Co	29,341	2,273
Mastercard Inc	111,569	11,354		Kraft Heinz Co/The	69,321	6,205
Nasdaq Inc	13,282	897		Kroger Co/The	110,412	3,277
Navient Corp	36,886	534		McCormick & Co Inc/MD	13,384	1,337
Synchrony Financial	92,173	2,581		Mondelez International Inc	180,982	7,945
T Rowe Price Group Inc	28,918	1,923		Sysco Corp	59,421	2,912
Visa Inc	219,481	18,151		Tyson Foods Inc	34,607	2,584
		$69,772		Whole Foods Market Inc	37,092	1,052
Electric - 2.90%						$40,134
AES Corp/VA	76,683	985		Forest Products & Paper - 0.10%
Alliant Energy Corp	26,449	1,013		International Paper Co	47,842	2,296
Ameren Corp	28,229	1,388
American Electric Power Co Inc	57,209	3,673		Gas - 0.23%
CMS Energy Corp	32,463	1,364		CenterPoint Energy Inc	50,108	1,164
Consolidated Edison Inc	35,417	2,667		NiSource Inc	37,485	904
Dominion Resources Inc/VA	72,805	5,407		Sempra Energy	29,063	3,115
DTE Energy Co	20,876	1,955				$5,183
Duke Energy Corp	80,155	6,416		Hand & Machine Tools - 0.14%
Edison International	37,907	2,739		Snap-on Inc	6,758	1,027
Entergy Corp	20,824	1,598		Stanley Black & Decker Inc	17,501	2,152
Eversource Energy	36,906	2,000				$3,179
Exelon Corp	107,373	3,574		Healthcare - Products - 3.13%
FirstEnergy Corp	49,470	1,637		Abbott Laboratories	171,030	7,233
NextEra Energy Inc	54,342	6,647		Baxter International Inc	56,952	2,711
NRG Energy Inc	36,682	411		Becton Dickinson and Co	24,773	4,452
PG&E Corp	57,999	3,548		Boston Scientific Corp (a)	158,319	3,768
Pinnacle West Capital Corp	12,934	983		Cooper Cos Inc/The	5,665	1,016
PPL Corp	78,894	2,727		CR Bard Inc	8,546	1,917
Public Service Enterprise Group Inc	58,862	2,465		Danaher Corp	70,701	5,542
SCANA Corp	16,628	1,203		DENTSPLY SIRONA Inc	27,110	1,611
Southern Co/The	113,870	5,842		Edwards Lifesciences Corp (a)	24,767	2,986
WEC Energy Group Inc	36,721	2,199		Henry Schein Inc (a)	9,516	1,551
Xcel Energy Inc	59,099	2,431		Hologic Inc (a)	32,277	1,253
		$64,872		Intuitive Surgical Inc (a)	4,478	3,246
Electrical Components & Equipment - 0.30%				Medtronic PLC	160,784	13,892
Acuity Brands Inc	5,106	1,351		Patterson Cos Inc	9,694	445
AMETEK Inc	27,041	1,292		St Jude Medical Inc	33,150	2,644
Emerson Electric Co	74,873	4,081		Stryker Corp	36,145	4,208
		$6,724		Thermo Fisher Scientific Inc	45,871	7,296
Electronics - 1.44%				Varian Medical Systems Inc (a)	10,864	1,081
Agilent Technologies Inc	37,873	1,783		Zimmer Biomet Holdings Inc	23,270	3,026
Allegion PLC	11,157	769				$69,878
Amphenol Corp	35,919	2,332		Healthcare - Services - 1.81%
Corning Inc	120,638	2,853		Aetna Inc	40,814	4,712
FLIR Systems Inc	15,972	502		Anthem Inc	30,619	3,837
Fortive Corp	34,980	1,781		Centene Corp (a)	19,864	1,330

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Account September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Healthcare - Services (continued)				Lodging (continued)
Cigna Corp	29,851	$3,890		Wyndham Worldwide Corp	12,783	$861
DaVita Inc (a)	19,257	1,272		Wynn Resorts Ltd	9,237	900
HCA Holdings Inc (a)	34,362	2,599				$4,278
Humana Inc	17,343	3,068		Machinery - Construction & Mining - 0.27%
Laboratory Corp of America Holdings (a)	11,902	1,636		Caterpillar Inc	67,973	6,034
Quest Diagnostics Inc	16,174	1,369
UnitedHealth Group Inc	110,808	15,513		Machinery - Diversified - 0.49%
Universal Health Services Inc	10,482	1,292		Cummins Inc	18,051	2,313
		$40,518		Deere & Co	33,655	2,873
Holding Companies - Diversified - 0.03%				Flowserve Corp	15,169	732
Leucadia National Corp	37,737	719		Rockwell Automation Inc	15,055	1,842
				Roper Technologies Inc	11,790	2,151
Home Builders - 0.13%				Xylem Inc/NY	20,847	1,093
DR Horton Inc	39,416	1,190				$11,004
Lennar Corp - A Shares	21,856	926		Media - 2.70%
PulteGroup Inc	35,981	721		CBS Corp	47,338	2,591
		$2,837		Charter Communications Inc (a)	25,217	6,808
Home Furnishings - 0.13%				Comcast Corp - Class A	279,511	18,543
Harman International Industries Inc	8,119	686		Discovery Communications Inc - A Shares (a)	17,555	473
Leggett & Platt Inc	15,552	709		Discovery Communications Inc - C Shares (a)	26,088	686
Whirlpool Corp	8,777	1,423		News Corp - A Shares	44,274	619
		$2,818		News Corp - B Shares	13,935	198
Housewares - 0.13%				Scripps Networks Interactive Inc	11,075	703
Newell Brands Inc	56,102	2,954		TEGNA Inc	24,935	545
				Time Warner Inc	90,500	7,205
Insurance - 3.93%				Twenty-First Century Fox Inc - A Shares	123,794	2,998
Aflac Inc	47,653	3,425		Twenty-First Century Fox Inc - B Shares	56,672	1,402
Allstate Corp/The	43,218	2,990		Viacom Inc - B Shares	40,398	1,539
American International Group Inc	118,340	7,022		Walt Disney Co/The	172,023	15,974
Aon PLC	30,901	3,476				$60,284
Arthur J Gallagher & Co	20,597	1,048		Mining - 0.25%
Assurant Inc	7,004	646		Alcoa Inc	153,040	1,552
Berkshire Hathaway Inc - Class B (a)	220,903	31,914		Freeport-McMoRan Inc	142,176	1,544
Chubb Ltd	54,110	6,799		Newmont Mining Corp	61,732	2,425
Cincinnati Financial Corp	17,424	1,314				$5,521
Hartford Financial Services Group Inc/The	44,906	1,923		Miscellaneous Manufacturers - 2.64%
Lincoln National Corp	27,085	1,272		3M Co	70,320	12,393
Loews Corp	32,161	1,323		Dover Corp	18,058	1,330
Marsh & McLennan Cos Inc	60,295	4,055		Eaton Corp PLC	52,903	3,476
MetLife Inc	127,851	5,680		General Electric Co	1,042,617	30,882
Progressive Corp/The	67,704	2,133		Illinois Tool Works Inc	37,168	4,454
Prudential Financial Inc	50,843	4,151		Ingersoll-Rand PLC	30,017	2,040
Torchmark Corp	12,959	828		Parker-Hannifin Corp	15,579	1,956
Travelers Cos Inc/The	33,540	3,842		Pentair PLC	19,384	1,245
Unum Group	27,300	964		Textron Inc	31,351	1,246
Willis Towers Watson PLC	15,098	2,005				$59,022
XL Group Ltd	31,992	1,076		Office & Business Equipment - 0.06%
		$87,886		Pitney Bowes Inc	21,592	392
Internet - 6.94%				Xerox Corp	99,032	1,003
Alphabet Inc - A Shares (a)	34,304	27,582				$1,395
Alphabet Inc - C Shares (a)	34,380	26,723		Oil & Gas - 5.55%
Amazon.com Inc (a)	45,780	38,332		Anadarko Petroleum Corp	63,451	4,020
eBay Inc (a)	122,163	4,019		Apache Corp	44,144	2,819
Expedia Inc	14,018	1,636		Cabot Oil & Gas Corp	54,118	1,396
F5 Networks Inc (a)	7,702	960		Chesapeake Energy Corp (a)	75,933	476
Facebook Inc (a)	270,270	34,667		Chevron Corp	219,491	22,590
Netflix Inc (a)	49,881	4,916		Cimarex Energy Co	11,051	1,485
Priceline Group Inc/The (a)	5,775	8,498		Concho Resources Inc (a)	16,537	2,271
Symantec Corp	71,622	1,798		ConocoPhillips	144,096	6,264
TripAdvisor Inc (a)	13,293	840		Devon Energy Corp	60,919	2,687
VeriSign Inc (a)	10,807	846		EOG Resources Inc	64,066	6,196
Yahoo! Inc (a)	101,878	4,391		EQT Corp	20,098	1,460
		$155,208		Exxon Mobil Corp	482,452	42,108
Iron & Steel - 0.08%				Helmerich & Payne Inc	12,573	846
Nucor Corp	37,039	1,832		Hess Corp	31,317	1,679
				Marathon Oil Corp	98,576	1,558
Leisure Products & Services - 0.22%				Marathon Petroleum Corp	61,519	2,497
Carnival Corp	50,366	2,459		Murphy Oil Corp	18,832	573
Harley-Davidson Inc	20,802	1,094		Newfield Exploration Co (a)	23,107	1,004
Royal Caribbean Cruises Ltd	19,535	1,464		Noble Energy Inc	49,991	1,787
		$5,017		Occidental Petroleum Corp	88,880	6,481
Lodging - 0.19%				Phillips 66	51,707	4,165
Marriott International Inc/MD	37,387	2,517		Pioneer Natural Resources Co	19,733	3,663

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Oil & Gas (continued)				REITS (continued)
Range Resources Corp	21,872	$848		Welltower Inc	41,642	$3,114
Southwestern Energy Co (a)	57,412	795		Weyerhaeuser Co	87,113	2,782
Tesoro Corp	13,820	1,100				$65,754
Transocean Ltd (a)	39,961	426		Retail - 6.09%
Valero Energy Corp	53,675	2,845		Advance Auto Parts Inc	8,567	1,278
		$124,039		AutoNation Inc (a)	7,720	376
Oil & Gas Services - 0.99%				AutoZone Inc (a)	3,401	2,613
Baker Hughes Inc	49,785	2,513		Bed Bath & Beyond Inc	17,960	774
FMC Technologies Inc (a)	26,251	779		Best Buy Co Inc	32,115	1,226
Halliburton Co	100,187	4,496		CarMax Inc (a)	22,277	1,189
National Oilwell Varco Inc	43,936	1,614		Chipotle Mexican Grill Inc (a)	3,387	1,434
Schlumberger Ltd	161,803	12,724		Coach Inc	32,454	1,187
		$22,126		Costco Wholesale Corp	50,967	7,773
Packaging & Containers - 0.20%				CVS Health Corp	124,051	11,039
Ball Corp	20,271	1,661		Darden Restaurants Inc	14,684	901
Owens-Illinois Inc (a)	18,857	347		Dollar General Corp	30,157	2,111
Sealed Air Corp	22,885	1,049		Dollar Tree Inc (a)	27,431	2,165
WestRock Co	29,260	1,418		Foot Locker Inc	15,742	1,066
		$4,475		Gap Inc/The	25,498	567
Pharmaceuticals - 6.59%				Genuine Parts Co	17,325	1,740
AbbVie Inc	189,476	11,950		Home Depot Inc/The	143,755	18,498
Allergan plc (a)	46,068	10,610		Kohl's Corp	20,895	914
AmerisourceBergen Corp	21,035	1,699		L Brands Inc	27,948	1,978
Bristol-Myers Squibb Co	194,400	10,482		Lowe's Cos Inc	101,764	7,348
Cardinal Health Inc	37,067	2,880		Macy's Inc	35,889	1,330
Eli Lilly & Co	113,017	9,071		McDonald's Corp	99,286	11,454
Endo International PLC (a)	23,067	465		Nordstrom Inc	13,520	701
Express Scripts Holding Co (a)	73,324	5,172		O'Reilly Automotive Inc (a)	11,044	3,094
Johnson & Johnson	318,312	37,602		PVH Corp	9,334	1,031
Mallinckrodt PLC (a)	12,532	874		Ross Stores Inc	46,141	2,967
McKesson Corp	26,259	4,379		Signet Jewelers Ltd	8,795	656
Mead Johnson Nutrition Co	21,484	1,697		Staples Inc	75,675	647
Merck & Co Inc	321,725	20,079		Starbucks Corp	170,635	9,238
Mylan NV (a)	53,522	2,040		Target Corp	66,884	4,594
Perrigo Co PLC	16,670	1,539		Tiffany & Co	12,496	908
Pfizer Inc (b)	705,723	23,903		TJX Cos Inc/The	76,399	5,713
Zoetis Inc	57,597	2,996		Tractor Supply Co	15,551	1,047
				Ulta Salon Cosmetics & Fragrance Inc (a)	6,821	1,623
		$147,438		Urban Outfitters Inc (a)	10,357	358
Pipelines - 0.55%
Kinder Morgan Inc/DE	223,363	5,167		Walgreens Boots Alliance Inc	99,480	8,020
ONEOK Inc	24,482	1,258		Wal-Mart Stores Inc	176,347	12,718
Spectra Energy Corp	81,571	3,487		Yum! Brands Inc	43,094	3,913
Williams Cos Inc/The	79,467	2,442				$136,189
		$12,354		Savings & Loans - 0.03%
Real Estate - 0.04%				People's United Financial Inc	36,179	572
CBRE Group Inc (a)	34,753	972
				Semiconductors - 3.20%
REITS - 2.94%				Analog Devices Inc	35,773	2,305
American Tower Corp	49,504	5,610		Applied Materials Inc	125,759	3,792
Apartment Investment & Management Co	18,221	837		Broadcom Ltd	46,017	7,939
AvalonBay Communities Inc	15,976	2,841		Intel Corp	550,440	20,779
Boston Properties Inc	17,881	2,437		KLA-Tencor Corp	18,149	1,265
Crown Castle International Corp	39,274	3,700		Lam Research Corp	18,645	1,766
Digital Realty Trust Inc	17,087	1,660		Linear Technology Corp	27,890	1,654
Equinix Inc	8,269	2,979		Microchip Technology Inc	25,048	1,556
				Micron Technology Inc (a)	120,814	2,148
Equity Residential	42,531	2,736
Essex Property Trust Inc	7,620	1,697		NVIDIA Corp	62,245	4,265
				Qorvo Inc (a)	14,880	829
Extra Space Storage Inc	14,635	1,162
Federal Realty Investment Trust	8,249	1,270		QUALCOMM Inc	171,455	11,745
General Growth Properties Inc	67,938	1,875		Skyworks Solutions Inc	21,814	1,661
HCP Inc	54,402	2,065		Texas Instruments Inc	116,720	8,191
Host Hotels & Resorts Inc	86,385	1,345		Xilinx Inc	29,492	1,603
Iron Mountain Inc	28,484	1,069				$71,498
Kimco Realty Corp	48,872	1,415		Software - 4.69%
Macerich Co/The	14,036	1,135		Activision Blizzard Inc	79,366	3,516
Prologis Inc	61,309	3,283		Adobe Systems Inc (a)	57,974	6,293
Public Storage	17,350	3,871		Akamai Technologies Inc (a)	20,328	1,077
Realty Income Corp	30,083	2,013		Autodesk Inc (a)	22,718	1,643
Simon Property Group Inc	36,559	7,568		CA Inc	36,557	1,209
SL Green Realty Corp	11,671	1,262		Cerner Corp (a)	34,969	2,159
UDR Inc	31,071	1,118		Citrix Systems Inc (a)	18,118	1,544
Ventas Inc	40,878	2,887		Dun & Bradstreet Corp/The	4,224	577
Vornado Realty Trust	19,992	2,023		Electronic Arts Inc (a)	34,993	2,988

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Account September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Portfolio Summary (unaudited)
Software (continued)			Sector	Percent
Fidelity National Information Services Inc	38,141	$2,938	Consumer, Non-cyclical	23.43%
Fiserv Inc (a)	25,574	2,544	Financial	16.45%
Intuit Inc	28,509	3,136	Communications	13.31%
Microsoft Corp	906,639	52,223	Technology	12.86%
Oracle Corp	350,158	13,754	Industrial	9.59%
Paychex Inc	37,332	2,161	Consumer, Cyclical	9.17%
Red Hat Inc (a)	21,070	1,703	Energy	7.11%
salesforce.com Inc (a)	74,916	5,344	Utilities	3.20%
		$104,809	Investment Companies	2.64%
Telecommunications - 3.52%			Basic Materials	2.29%
AT&T Inc	715,769	29,067	Diversified	0.03%
CenturyLink Inc	63,523	1,743	Other Assets and Liabilities	(0.08)%
Cisco Systems Inc	585,194	18,562	TOTAL NET ASSETS	100.00%
Frontier Communications Corp	136,483	568
Juniper Networks Inc	44,556	1,072
Level 3 Communications Inc (a)	33,882	1,572
Motorola Solutions Inc	19,398	1,480
Verizon Communications Inc	474,267	24,652
		$78,716
Textiles - 0.07%
Mohawk Industries Inc (a)	7,333	1,469

Toys, Games & Hobbies - 0.10%
Hasbro Inc	13,131	1,042
Mattel Inc	39,630	1,200
		$2,242
Transportation - 1.55%
CH Robinson Worldwide Inc	16,603	1,170
CSX Corp	110,063	3,357
Expeditors International of Washington Inc	21,064	1,085
FedEx Corp	28,421	4,965
JB Hunt Transport Services Inc	10,225	830
Kansas City Southern	12,563	1,172
Norfolk Southern Corp	34,153	3,315
Ryder System Inc	6,222	410
Union Pacific Corp	96,907	9,451
United Parcel Service Inc	80,427	8,796
		$34,551
Water - 0.07%
American Water Works Co Inc	20,698	1,549

TOTAL COMMON STOCKS		$2,178,984
INVESTMENT COMPANIES - 2.64%	Shares Held	Value (000's)
Exchange Traded Funds - 0.79%
iShares Core S&P 500 ETF	81,316	17,691

Money Market Funds - 1.85%
BlackRock Liquidity Funds FedFund Portfolio	41,264,393	41,264

TOTAL INVESTMENT COMPANIES		$58,955
Total Investments		$2,237,939
Other Assets and Liabilities - (0.08)%		$(1,813)
TOTAL NET ASSETS - 100.00%		$2,236,126

(a) Non-Income Producing Security
(b)		Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $6,819 or 0.30% of net assets.

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2016	Long	381	$40,467	$41,156	$689
Total					$689
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2016 (unaudited)

COMMON STOCKS - 91.19%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.14%			Beverages (continued)
Interpublic Group of Cos Inc/The	3,787	$85	Coca-Cola Co/The	36,715	$1,554
Omnicom Group Inc	2,235	190	Constellation Brands Inc	1,674	279
		$275	Dr Pepper Snapple Group Inc	1,752	160
Aerospace & Defense - 1.89%			Molson Coors Brewing Co	1,741	191
Boeing Co/The	5,483	722	Monster Beverage Corp (a)	1,277	187
General Dynamics Corp	2,712	421	PepsiCo Inc	13,602	1,479
Harris Corp	1,174	107			$3,932
L-3 Communications Holdings Inc	730	110	Biotechnology - 2.36%
Lockheed Martin Corp	2,386	572	Alexion Pharmaceuticals Inc (a)	2,119	260
Northrop Grumman Corp	1,687	361	Amgen Inc	7,073	1,180
Raytheon Co	2,789	380	Biogen Inc (a)	2,071	648
Rockwell Collins Inc	1,228	104	Celgene Corp (a)	7,326	766
TransDigm Group Inc (a)	473	137	Gilead Sciences Inc	12,473	987
United Technologies Corp	7,356	747	Illumina Inc (a)	1,385	251
		$3,661	Regeneron Pharmaceuticals Inc (a)	713	287
Agriculture - 1.65%			Vertex Pharmaceuticals Inc (a)	2,341	204
Altria Group Inc	18,467	1,168			$4,583
Archer-Daniels-Midland Co	5,498	232	Building Materials - 0.23%
Philip Morris International Inc	14,663	1,425	Fortune Brands Home & Security Inc	1,454	85
Reynolds American Inc	7,824	369	Martin Marietta Materials Inc	599	107
		$3,194	Masco Corp	3,121	107
Airlines - 0.47%			Vulcan Materials Co	1,257	143
Alaska Air Group Inc	1,163	77			$442
American Airlines Group Inc	5,008	183	Chemicals - 1.74%
Delta Air Lines Inc	7,078	279	Air Products & Chemicals Inc	2,046	307
Southwest Airlines Co	5,862	228	Albemarle Corp	1,062	91
United Continental Holdings Inc (a)	2,773	145	CF Industries Holdings Inc	2,203	54
		$912	Dow Chemical Co/The	10,650	552
Apparel - 0.61%			Eastman Chemical Co	1,396	94
Hanesbrands Inc	3,570	90	EI du Pont de Nemours & Co	8,264	553
Michael Kors Holdings Ltd (a)	1,597	74	FMC Corp	1,264	61
NIKE Inc	12,744	671	International Flavors & Fragrances Inc	752	107
Ralph Lauren Corp	532	54	LyondellBasell Industries NV	3,222	260
Under Armour Inc - Class A (a)	1,733	67	Monsanto Co	4,135	423
Under Armour Inc - Class C (a)	1,742	59	Mosaic Co/The	3,310	81
VF Corp	3,136	176	PPG Industries Inc	2,516	260
		$1,191	Praxair Inc	2,695	326
Automobile Manufacturers - 0.55%			Sherwin-Williams Co/The	758	210
Ford Motor Co	36,885	445			$3,379
General Motors Co	13,434	427	Commercial Services - 1.35%
PACCAR Inc	3,313	195	Automatic Data Processing Inc	4,311	380
		$1,067	Cintas Corp	807	91
Automobile Parts & Equipment - 0.17%			Ecolab Inc	2,480	302
BorgWarner Inc	1,903	67	Equifax Inc	1,127	152
Delphi Automotive PLC	2,578	184	Global Payments Inc	1,452	111
Goodyear Tire & Rubber Co/The	2,480	80	H&R Block Inc	2,070	48
		$331	Moody's Corp	1,581	171
			Nielsen Holdings PLC	3,174	170
Banks - 5.98%			PayPal Holdings Inc (a)	10,609	434
Bank of America Corp	96,454	1,510	Quanta Services Inc (a)	1,427	40
Bank of New York Mellon Corp/The	10,091	402
BB&T Corp	7,698	290	Robert Half International Inc	1,230	46
Capital One Financial Corp	4,783	344	S&P Global Inc	2,495	316
Citigroup Inc	27,461	1,297	Total System Services Inc	1,563	74
			United Rentals Inc (a)	814	64
Citizens Financial Group Inc	4,910	121	Verisk Analytics Inc (a)	1,485	121
Comerica Inc	1,643	78
Fifth Third Bancorp	7,243	148	Western Union Co/The	4,610	96
Goldman Sachs Group Inc/The	3,564	575			$2,616
Huntington Bancshares Inc/OH	10,260	101	Computers - 4.69%
JPMorgan Chase & Co	34,140	2,273	Accenture PLC - Class A	5,884	719
KeyCorp	10,228	125	Apple Inc	50,931	5,758
			Cognizant Technology Solutions Corp (a)	5,736	274
M&T Bank Corp	1,481	172
Morgan Stanley	13,914	446	CSRA Inc	1,376	37
Northern Trust Corp	2,013	137	Hewlett Packard Enterprise Co	15,706	357
PNC Financial Services Group Inc/The	4,644	418	HP Inc	16,171	251
Regions Financial Corp	11,864	117	International Business Machines Corp	8,221	1,306
State Street Corp	3,465	241	NetApp Inc	2,633	94
SunTrust Banks Inc	4,739	208	Seagate Technology PLC	2,822	109
			Teradata Corp (a)	1,232	38
US Bancorp	15,206	652
Wells Fargo & Co	42,921	1,901	Western Digital Corp	2,686	157
Zions Bancorporation	1,938	60			$9,100
		$11,616	Consumer Products - 0.39%
Beverages - 2.03%			Avery Dennison Corp	839	65
Brown-Forman Corp - B Shares	1,723	82	Church & Dwight Co Inc	2,434	117

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Consumer Products (continued)			Electronics (continued)
Clorox Co/The	1,223	$153	Garmin Ltd	1,089	$52
Kimberly-Clark Corp	3,399	429	Honeywell International Inc	7,191	838
		$764	Johnson Controls International plc	8,922	415
Cosmetics & Personal Care - 1.59%			Mettler-Toledo International Inc (a)	250	105
Colgate-Palmolive Co	8,426	625	PerkinElmer Inc	1,034	58
Coty Inc (a)	654	15	TE Connectivity Ltd	3,360	216
Estee Lauder Cos Inc/The	2,088	185	Waters Corp (a)	761	121
Procter & Gamble Co/The	25,224	2,264			$2,620
		$3,089	Energy - Alternate Sources - 0.01%
Distribution & Wholesale - 0.17%			First Solar Inc (a)	725	29
Fastenal Co	2,731	114
LKQ Corp (a)	2,902	103	Engineering & Construction - 0.07%
WW Grainger Inc	525	118	Fluor Corp	1,316	68
		$335	Jacobs Engineering Group Inc (a)	1,147	59
Diversified Financial Services - 2.92%					$127
Affiliated Managers Group Inc (a)	509	74	Environmental Control - 0.22%
Alliance Data Systems Corp (a)	553	119	Republic Services Inc	2,203	111
American Express Co	7,334	470	Stericycle Inc (a)	803	65
Ameriprise Financial Inc	1,525	152	Waste Management Inc	3,846	245
BlackRock Inc	1,153	418			$421
Charles Schwab Corp/The	11,379	359	Food - 1.68%
CME Group Inc	3,202	335	Campbell Soup Co	1,837	100
Discover Financial Services	3,815	216	ConAgra Foods Inc	3,939	186
E*TRADE Financial Corp (a)	2,586	75	General Mills Inc	5,642	360
Franklin Resources Inc	3,321	118	Hershey Co/The	1,326	127
Intercontinental Exchange Inc	1,126	303	Hormel Foods Corp	2,554	97
Invesco Ltd	3,874	121	JM Smucker Co/The	1,100	149
Legg Mason Inc	871	29	Kellogg Co	2,383	185
Mastercard Inc	9,063	922	Kraft Heinz Co/The	5,631	504
Nasdaq Inc	1,079	73	Kroger Co/The	8,969	266
Navient Corp	2,996	43	McCormick & Co Inc/MD	1,087	109
Synchrony Financial	7,488	210	Mondelez International Inc	14,702	645
T Rowe Price Group Inc	2,349	156	Sysco Corp	4,827	237
Visa Inc	17,830	1,475	Tyson Foods Inc	2,811	210
		$5,668	Whole Foods Market Inc	3,013	85
Electric - 2.71%					$3,260
AES Corp/VA	6,229	80	Forest Products & Paper - 0.10%
Alliant Energy Corp	2,148	82	International Paper Co	3,886	186
Ameren Corp	2,293	113
American Electric Power Co Inc	4,647	298	Gas - 0.22%
CMS Energy Corp	2,637	111	CenterPoint Energy Inc	4,070	95
Consolidated Edison Inc	2,877	217	NiSource Inc	3,045	73
Dominion Resources Inc/VA	5,914	439	Sempra Energy	2,361	253
DTE Energy Co	1,696	159			$421
Duke Energy Corp	6,511	521	Hand & Machine Tools - 0.13%
Edison International	3,079	222	Snap-on Inc	549	83
Entergy Corp	1,691	130	Stanley Black & Decker Inc	1,421	175
Eversource Energy	2,998	162			$258
Exelon Corp	8,722	290	Healthcare - Products - 2.92%
FirstEnergy Corp	4,018	133	Abbott Laboratories	13,894	588
NextEra Energy Inc	4,414	540	Baxter International Inc	4,626	220
NRG Energy Inc	2,980	33	Becton Dickinson and Co	2,012	362
PG&E Corp	4,711	288	Boston Scientific Corp (a)	12,861	306
Pinnacle West Capital Corp	1,050	80	Cooper Cos Inc/The	460	82
PPL Corp	6,409	222	CR Bard Inc	694	156
Public Service Enterprise Group Inc	4,781	200	Danaher Corp	5,743	450
SCANA Corp	1,350	98	DENTSPLY SIRONA Inc	2,202	131
Southern Co/The	9,250	475	Edwards Lifesciences Corp (a)	2,012	242
WEC Energy Group Inc	2,983	179	Henry Schein Inc (a)	773	126
Xcel Energy Inc	4,801	197	Hologic Inc (a)	2,622	102
		$5,269	Intuitive Surgical Inc (a)	363	263
Electrical Components & Equipment - 0.28%			Medtronic PLC	13,061	1,128
Acuity Brands Inc	414	110	Patterson Cos Inc	787	36
AMETEK Inc	2,196	105	St Jude Medical Inc	2,693	215
Emerson Electric Co	6,082	331	Stryker Corp	2,936	342
		$546	Thermo Fisher Scientific Inc	3,726	593
Electronics - 1.35%			Varian Medical Systems Inc (a)	882	88
Agilent Technologies Inc	3,076	145	Zimmer Biomet Holdings Inc	1,890	246
Allegion PLC	906	62			$5,676
Amphenol Corp	2,918	190	Healthcare - Services - 1.70%
Corning Inc	9,800	232	Aetna Inc	3,315	383
FLIR Systems Inc	1,297	41	Anthem Inc	2,487	312
Fortive Corp	2,841	145	Centene Corp (a)	1,613	108

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Healthcare - Services (continued)			Lodging (continued)
Cigna Corp	2,425	$316	Wyndham Worldwide Corp	1,038	$70
DaVita Inc (a)	1,564	103	Wynn Resorts Ltd	750	73
HCA Holdings Inc (a)	2,791	211			$347
Humana Inc	1,408	249	Machinery - Construction & Mining - 0.25%
Laboratory Corp of America Holdings (a)	966	133	Caterpillar Inc	5,522	490
Quest Diagnostics Inc	1,313	111
UnitedHealth Group Inc	9,001	1,260	Machinery - Diversified - 0.46%
Universal Health Services Inc	851	105	Cummins Inc	1,466	188
		$3,291	Deere & Co	2,734	233
Holding Companies - Diversified - 0.03%			Flowserve Corp	1,232	59
Leucadia National Corp	3,065	58	Rockwell Automation Inc	1,223	150
			Roper Technologies Inc	957	175
Home Builders - 0.12%			Xylem Inc/NY	1,693	89
DR Horton Inc	3,202	97			$894
Lennar Corp - A Shares	1,775	75	Media - 2.52%
PulteGroup Inc	2,923	58	CBS Corp	3,845	211
		$230	Charter Communications Inc (a)	2,048	553
Home Furnishings - 0.12%			Comcast Corp - Class A	22,707	1,506
Harman International Industries Inc	659	56	Discovery Communications Inc - A Shares (a)	1,426	38
Leggett & Platt Inc	1,263	57	Discovery Communications Inc - C Shares (a)	2,119	56
Whirlpool Corp	713	116	News Corp - A Shares	3,596	50
		$229	News Corp - B Shares	1,132	16
Housewares - 0.12%			Scripps Networks Interactive Inc	899	57
Newell Brands Inc	4,557	240	TEGNA Inc	2,025	44
			Time Warner Inc	7,352	585
Insurance - 3.68%			Twenty-First Century Fox Inc - A Shares	10,056	244
Aflac Inc	3,871	278	Twenty-First Century Fox Inc - B Shares	4,604	114
Allstate Corp/The	3,511	243	Viacom Inc - B Shares	3,281	125
American International Group Inc	9,613	571	Walt Disney Co/The	13,974	1,298
Aon PLC	2,510	282			$4,897
Arthur J Gallagher & Co	1,673	85	Mining - 0.23%
Assurant Inc	569	53	Alcoa Inc	12,432	126
Berkshire Hathaway Inc - Class B (a)	17,945	2,593	Freeport-McMoRan Inc	11,550	126
Chubb Ltd	4,395	552	Newmont Mining Corp	5,015	197
Cincinnati Financial Corp	1,415	107			$449
Hartford Financial Services Group Inc/The	3,648	156	Miscellaneous Manufacturers - 2.47%
Lincoln National Corp	2,200	103	3M Co	5,712	1,006
Loews Corp	2,612	108	Dover Corp	1,467	108
Marsh & McLennan Cos Inc	4,898	329	Eaton Corp PLC	4,297	282
MetLife Inc	10,386	462	General Electric Co (b)	84,700	2,509
Progressive Corp/The	5,500	173	Illinois Tool Works Inc	3,019	362
Prudential Financial Inc	4,130	337	Ingersoll-Rand PLC	2,438	166
Torchmark Corp	1,052	67	Parker-Hannifin Corp	1,265	159
Travelers Cos Inc/The	2,724	312	Pentair PLC	1,574	101
Unum Group	2,217	78	Textron Inc	2,546	101
Willis Towers Watson PLC	1,226	163			$4,794
XL Group Ltd	2,599	87	Office & Business Equipment - 0.06%
		$7,139	Pitney Bowes Inc	1,754	32
Internet - 6.50%			Xerox Corp	8,045	81
Alphabet Inc - A Shares (a)	2,786	2,240			$113
Alphabet Inc - C Shares (a)	2,793	2,171	Oil & Gas - 5.19%
Amazon.com Inc (a)	3,719	3,114	Anadarko Petroleum Corp	5,154	327
eBay Inc (a)	9,924	327	Apache Corp	3,586	229
Expedia Inc	1,138	133	Cabot Oil & Gas Corp	4,396	113
F5 Networks Inc (a)	625	78	Chesapeake Energy Corp (a)	6,168	39
Facebook Inc (a)	21,956	2,816	Chevron Corp	17,831	1,835
Netflix Inc (a)	4,052	399	Cimarex Energy Co	897	121
Priceline Group Inc/The (a)	469	690	Concho Resources Inc (a)	1,343	184
Symantec Corp	5,818	146	ConocoPhillips	11,706	509
TripAdvisor Inc (a)	1,079	68	Devon Energy Corp	4,949	218
VeriSign Inc (a)	877	69	EOG Resources Inc	5,204	503
Yahoo! Inc (a)	8,276	357	EQT Corp	1,632	118
		$12,608	Exxon Mobil Corp (b)	39,193	3,421
Iron & Steel - 0.08%			Helmerich & Payne Inc	1,021	69
Nucor Corp	3,009	149	Hess Corp	2,544	136
			Marathon Oil Corp	8,008	127
Leisure Products & Services - 0.21%			Marathon Petroleum Corp	4,997	203
Carnival Corp	4,091	199	Murphy Oil Corp	1,529	46
Harley-Davidson Inc	1,689	89	Newfield Exploration Co (a)	1,877	82
Royal Caribbean Cruises Ltd	1,587	119	Noble Energy Inc	4,061	145
		$407	Occidental Petroleum Corp	7,220	526
Lodging - 0.18%			Phillips 66	4,200	338
Marriott International Inc/MD	3,036	204	Pioneer Natural Resources Co	1,603	298

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Oil & Gas (continued)			REITS (continued)
Range Resources Corp	1,776	$69	Welltower Inc	3,382	$253
Southwestern Energy Co (a)	4,664	65	Weyerhaeuser Co	7,076	226
Tesoro Corp	1,122	89			$5,341
Transocean Ltd (a)	3,246	35	Retail - 5.70%
Valero Energy Corp	4,360	231	Advance Auto Parts Inc	696	104
		$10,076	AutoNation Inc (a)	627	31
Oil & Gas Services - 0.93%			AutoZone Inc (a)	276	212
Baker Hughes Inc	4,044	204	Bed Bath & Beyond Inc	1,459	63
FMC Technologies Inc (a)	2,132	63	Best Buy Co Inc	2,608	100
Halliburton Co	8,139	365	CarMax Inc (a)	1,809	97
National Oilwell Varco Inc	3,569	131	Chipotle Mexican Grill Inc (a)	275	116
Schlumberger Ltd	13,144	1,034	Coach Inc	2,636	96
		$1,797	Costco Wholesale Corp	4,140	631
Packaging & Containers - 0.19%			CVS Health Corp	10,077	897
Ball Corp	1,646	135	Darden Restaurants Inc	1,192	73
Owens-Illinois Inc (a)	1,531	28	Dollar General Corp	2,449	171
Sealed Air Corp	1,859	85	Dollar Tree Inc (a)	2,228	176
WestRock Co	2,377	115	Foot Locker Inc	1,278	87
		$363	Gap Inc/The	2,071	46
Pharmaceuticals - 6.17%			Genuine Parts Co	1,407	141
AbbVie Inc	15,392	971	Home Depot Inc/The	11,678	1,503
Allergan plc (a)	3,742	862	Kohl's Corp	1,697	74
AmerisourceBergen Corp	1,708	138	L Brands Inc	2,270	161
Bristol-Myers Squibb Co	15,792	851	Lowe's Cos Inc	8,267	597
Cardinal Health Inc	3,011	234	Macy's Inc	2,915	108
Eli Lilly & Co	9,181	737	McDonald's Corp	8,065	930
Endo International PLC (a)	1,873	38	Nordstrom Inc	1,098	57
Express Scripts Holding Co (a)	5,956	420	O'Reilly Automotive Inc (a)	897	251
Johnson & Johnson	25,859	3,055	PVH Corp	758	84
Mallinckrodt PLC (a)	1,018	71	Ross Stores Inc	3,748	241
McKesson Corp	2,133	355	Signet Jewelers Ltd	714	53
Mead Johnson Nutrition Co	1,745	138	Staples Inc	6,147	53
Merck & Co Inc	26,136	1,631	Starbucks Corp	13,862	750
Mylan NV (a)	4,348	166	Target Corp	5,433	373
Perrigo Co PLC	1,354	125	Tiffany & Co	1,015	74
Pfizer Inc	57,332	1,942	TJX Cos Inc/The	6,206	464
Zoetis Inc	4,679	243	Tractor Supply Co	1,263	85
			Ulta Salon Cosmetics & Fragrance Inc (a)	554	132
		$11,977	Urban Outfitters Inc (a)	841	29
Pipelines - 0.52%
Kinder Morgan Inc/DE	18,145	420	Walgreens Boots Alliance Inc	8,081	651
ONEOK Inc	1,988	102	Wal-Mart Stores Inc	14,326	1,033
Spectra Energy Corp	6,626	283	Yum! Brands Inc	3,500	318
Williams Cos Inc/The	6,455	198			$11,062
		$1,003	Savings & Loans - 0.02%
Real Estate - 0.04%			People's United Financial Inc	2,939	47
CBRE Group Inc (a)	2,823	79
			Semiconductors - 2.99%
REITS - 2.75%			Analog Devices Inc	2,906	187
American Tower Corp	4,021	456	Applied Materials Inc	10,216	308
Apartment Investment & Management Co	1,480	68	Broadcom Ltd	3,738	645
AvalonBay Communities Inc	1,297	231	Intel Corp	44,717	1,688
Boston Properties Inc	1,452	198	KLA-Tencor Corp	1,474	103
Crown Castle International Corp	3,190	301	Lam Research Corp	1,514	143
Digital Realty Trust Inc	1,388	135	Linear Technology Corp	2,265	134
Equinix Inc	671	242	Microchip Technology Inc	2,034	126
			Micron Technology Inc (a)	9,814	175
Equity Residential	3,455	222
Essex Property Trust Inc	619	138	NVIDIA Corp	5,056	347
			Qorvo Inc (a)	1,208	67
Extra Space Storage Inc	1,188	94
Federal Realty Investment Trust	670	103	QUALCOMM Inc	13,928	954
General Growth Properties Inc	5,519	152	Skyworks Solutions Inc	1,772	135
HCP Inc	4,419	168	Texas Instruments Inc	9,482	666
Host Hotels & Resorts Inc	7,017	109	Xilinx Inc	2,395	130
Iron Mountain Inc	2,314	87			$5,808
Kimco Realty Corp	3,970	115	Software - 4.39%
Macerich Co/The	1,140	92	Activision Blizzard Inc	6,447	286
Prologis Inc	4,980	267	Adobe Systems Inc (a)	4,709	511
Public Storage	1,409	314	Akamai Technologies Inc (a)	1,651	88
Realty Income Corp	2,443	164	Autodesk Inc (a)	1,845	133
Simon Property Group Inc	2,970	615	CA Inc	2,969	98
SL Green Realty Corp	948	102	Cerner Corp (a)	2,840	175
UDR Inc	2,524	91	Citrix Systems Inc (a)	1,471	125
Ventas Inc	3,320	234	Dun & Bradstreet Corp/The	343	47
Vornado Realty Trust	1,624	164	Electronic Arts Inc (a)	2,842	243

See accompanying notes.

Schedule of Investments

LargeCap S&P 500 Managed Volatility Index Account September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Portfolio Summary (unaudited)
Software (continued)			Sector	Percent
Fidelity National Information Services Inc	3,098	$239	Consumer, Non-cyclical	21.93%
Fiserv Inc (a)	2,077	207	Financial	15.39%
Intuit Inc	2,316	255	Communications	12.45%
Microsoft Corp (b)	73,654	4,243	Technology	12.04%
Oracle Corp	28,446	1,117	Industrial	8.99%
Paychex Inc	3,032	175	Investment Companies	8.86%
Red Hat Inc (a)	1,711	138	Consumer, Cyclical	8.57%
salesforce.com Inc (a)	6,086	434	Energy	6.65%
		$8,514	Utilities	2.99%
Telecommunications - 3.29%			Basic Materials	2.15%
AT&T Inc	58,148	2,361	Purchased Options	0.13%
CenturyLink Inc	5,160	142	Diversified	0.03%
Cisco Systems Inc	47,540	1,508	Other Assets and Liabilities	(0.18)%
Frontier Communications Corp	11,087	46	TOTAL NET ASSETS	100.00%
Juniper Networks Inc	3,619	87
Level 3 Communications Inc (a)	2,752	128
Motorola Solutions Inc	1,575	120
Verizon Communications Inc	38,528	2,003
		$6,395
Textiles - 0.06%
Mohawk Industries Inc (a)	595	119

Toys, Games & Hobbies - 0.09%
Hasbro Inc	1,066	85
Mattel Inc	3,219	97
		$182
Transportation - 1.45%
CH Robinson Worldwide Inc	1,348	95
CSX Corp	8,941	273
Expeditors International of Washington Inc	1,711	88
FedEx Corp	2,308	403
JB Hunt Transport Services Inc	830	67
Kansas City Southern	1,020	95
Norfolk Southern Corp	2,774	269
Ryder System Inc	505	33
Union Pacific Corp	7,872	768
United Parcel Service Inc	6,533	715
		$2,806
Water - 0.06%
American Water Works Co Inc	1,681	126

TOTAL COMMON STOCKS		$176,998
INVESTMENT COMPANIES - 8.86%	Shares Held	Value (000's)
Exchange Traded Funds - 0.91%
iShares Core S&P 500 ETF	8,058	1,753

Money Market Funds - 7.95%
BlackRock Liquidity Funds FedFund Portfolio	15,438,651	15,439

TOTAL INVESTMENT COMPANIES		$17,192
TOTAL PURCHASED OPTIONS - 0.13%		$262
Total Investments		$194,452
Other Assets and Liabilities - (0.18)%		$(350)
TOTAL NET ASSETS - 100.00%		$194,102

(a) Non-Income Producing Security
(b)		Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,469 or 0.76% of net assets.

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2016	Long	58	$6,161	$6,265	$104
Total					$104
Amounts in thousands except contracts

See accompanying notes.

		Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2016 (unaudited)

Options

				Upfront Premiums		Unrealized
Purchased Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	$2,190.00	10/10/2016	75	$40	$19		$(21)
Call - S&P 500 Index	$2,180.00	10/10/2016	50	23	29		6
Put - S&P 500 Index	$2,160.00	10/10/2016	50	73	51		(22)
Put - S&P 500 Index	$2,100.00	10/24/2016	200	482	163		(319)
Total				$618	$262		$(356)

				Upfront Premiums		Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	$2,195.00	10/10/2016	125	$(48)	$(20)		$28
Put - S&P 500 Index	$2,120.00	10/10/2016	50	(20)	(13)		7
Put - S&P 500 Index	$2,060.00	10/24/2016	200	(320)	(88)		232
Total				$(388)	$(121)		$267

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap Value Account
September 30, 2016 (unaudited)

COMMON STOCKS - 99.81%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 1.53%				Insurance - 9.96%
General Dynamics Corp	4,640	$720		Aflac Inc	40,530	$2,913
United Technologies Corp	13,400	1,361		Berkshire Hathaway Inc - Class B (a)	25,040	3,617
		$2,081		Everest Re Group Ltd	8,120	1,543
Agriculture - 0.93%				Travelers Cos Inc/The	30,400	3,482
Altria Group Inc	19,960	1,262		Unum Group	56,600	1,999
						$13,554
Automobile Manufacturers - 0.66%				Iron & Steel - 1.12%
Ford Motor Co	74,131	895		Nucor Corp	30,800	1,523

Banks - 12.30%				Machinery - Diversified - 0.85%
Bank of America Corp	107,800	1,687		BWX Technologies Inc	30,130	1,156
Citigroup Inc	30,200	1,426
JPMorgan Chase & Co	99,650	6,636		Mining - 0.29%
State Street Corp	8,120	565		Newmont Mining Corp	10,060	395
SunTrust Banks Inc	96,050	4,207
Wells Fargo & Co	50,200	2,223		Miscellaneous Manufacturers - 1.98%
		$16,744		General Electric Co	32,000	948
Biotechnology - 1.04%				Parker-Hannifin Corp	13,960	1,752
Amgen Inc	8,460	1,411				$2,700
				Oil & Gas - 10.83%
Building Materials - 2.14%				Antero Resources Corp (a)	28,500	768
Owens Corning	54,630	2,917		Chevron Corp	5,600	576
				Exxon Mobil Corp	92,010	8,031
Chemicals - 3.83%				Murphy Oil Corp	75,875	2,307
Cabot Corp	21,520	1,128		Murphy USA Inc (a)	6,700	478
Dow Chemical Co/The	78,810	4,085		Newfield Exploration Co (a)	20,860	907
		$5,213		Transocean Ltd (a)	45,800	488
Commercial Services - 1.07%				Valero Energy Corp	22,400	1,187
CoreLogic Inc/United States (a)	28,140	1,103				$14,742
MarketAxess Holdings Inc	2,100	348		Pharmaceuticals - 7.60%
		$1,451		Cardinal Health Inc	33,940	2,637
Computers - 1.44%				Johnson & Johnson	25,090	2,964
Amdocs Ltd	19,971	1,155		Merck & Co Inc	24,970	1,558
HP Inc	51,700	803		Pfizer Inc (b)	94,200	3,191
		$1,958				$10,350
Cosmetics & Personal Care - 1.19%				REITS - 4.62%
Procter & Gamble Co/The	18,100	1,625		Corporate Office Properties Trust	36,700	1,040
				Duke Realty Corp	95,540	2,611
Electric - 2.69%				Liberty Property Trust	19,300	779
Exelon Corp	32,150	1,070		Realty Income Corp	10,500	703
MDU Resources Group Inc	48,630	1,237		Regency Centers Corp	9,560	741
Xcel Energy Inc	33,000	1,358		Simon Property Group Inc	2,000	414
		$3,665				$6,288
Engineering & Construction - 1.81%				Retail - 8.81%
AECOM (a)	13,800	410		Burlington Stores Inc (a)	9,500	770
Fluor Corp	40,058	2,056		CVS Health Corp	5,229	465
		$2,466		Darden Restaurants Inc	12,614	774
Entertainment - 0.56%				PVH Corp	7,850	867
International Game Technology PLC	31,400	766		Target Corp	41,890	2,877
				Wal-Mart Stores Inc	71,090	5,127
Environmental Control - 0.74%				World Fuel Services Corp	24,000	1,110
Waste Management Inc	15,880	1,013				$11,990
				Semiconductors - 3.41%
Food - 2.36%				Intel Corp	122,790	4,635
Ingredion Inc	8,350	1,111
JM Smucker Co/The	3,500	474		Software - 1.11%
Tyson Foods Inc	21,770	1,626		Microsoft Corp	26,300	1,515
		$3,211
Gas - 1.59%				Telecommunications - 6.68%
CenterPoint Energy Inc	92,863	2,157		AT&T Inc	75,950	3,084
				Cisco Systems Inc	189,240	6,003
Hand & Machine Tools - 2.01%						$9,087
Stanley Black & Decker Inc	22,290	2,741		TOTAL COMMON STOCKS		$135,846
				INVESTMENT COMPANIES - 0.05%	Shares Held	Value(000	's)
Healthcare - Products - 1.10%				Money Market Funds - 0.05%
Baxter International Inc	31,440	1,497		BlackRock Liquidity Funds FedFund Portfolio	74,018	74

Healthcare - Services - 3.56%				TOTAL INVESTMENT COMPANIES		$74
Aetna Inc	9,190	1,061		Total Investments		$135,920
Anthem Inc	20,030	2,510		Other Assets and Liabilities - 0.14%		$194
UnitedHealth Group Inc	6,050	847		TOTAL NET ASSETS - 100.00%		$136,114
WellCare Health Plans Inc (a)	3,590	420
		$4,838

See accompanying notes.

Schedule of Investments
LargeCap Value Account
September 30, 2016 (unaudited)

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $881 or 0.65% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Financial	26.88%
Consumer, Non-cyclical	18.85%
Industrial	11.06%
Energy	10.83%
Consumer, Cyclical	10.03%
Communications	6.68%
Technology	5.96%
Basic Materials	5.24%
Utilities	4.28%
Investment Companies	0.05%
Other Assets and Liabilities	0.14%
TOTAL NET ASSETS	100.00%

See accompanying notes.

     Schedule of Investments MidCap Account September 30, 2016 (unaudited)

COMMON STOCKS - 99.93%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 3.15%				Internet - 2.87%
TransDigm Group Inc (a)	67,290	$19,455		Liberty Ventures (a)	199,827	$7,967
				VeriSign Inc (a)	125,182	9,794
Banks - 0.99%						$17,761
M&T Bank Corp	52,690	6,117		Machinery - Diversified - 2.02%
				Roper Technologies Inc	68,508	12,501
Beverages - 0.07%
Brown-Forman Corp - B Shares	9,365	444		Media - 6.60%
				FactSet Research Systems Inc	15,134	2,453
Building Materials - 1.42%				Liberty Braves Group - A Shares (a)	8,105	141
Armstrong World Industries Inc (a)	66,984	2,768		Liberty Braves Group - C Shares (a)	36,850	641
Martin Marietta Materials Inc	32,521	5,825		Liberty Broadband Corp - A Shares (a)	44,102	3,094
Vulcan Materials Co	1,700	193		Liberty Broadband Corp - C Shares (a)	137,282	9,813
		$8,786		Liberty Global PLC - A Shares (a)	57,970	1,981
Chemicals - 2.91%				Liberty Global PLC - C Shares (a)	313,192	10,348
Air Products & Chemicals Inc	75,681	11,378		Liberty Global Plc LiLAC - A Shares (a)	2,445	68
Axalta Coating Systems Ltd (a)	89,410	2,528		Liberty Global Plc LiLAC - C Shares (a)	37,543	1,053
Sherwin-Williams Co/The	14,800	4,094		Liberty Media Group - A Shares (a)	20,264	581
		$18,000		Liberty Media Group - C Shares (a)	56,190	1,581
Commercial Services - 12.14%				Liberty SiriusXM Group - A Shares (a)	68,018	2,311
Brookfield Business Partners LP	17,313	458		Liberty SiriusXM Group - C Shares (a)	202,005	6,749
Ecolab Inc	30,784	3,747				$40,814
IHS Markit Ltd (a)	52,500	1,971		Miscellaneous Manufacturers - 1.63%
KAR Auction Services Inc	189,180	8,165		Colfax Corp (a)	321,365	10,101
Live Nation Entertainment Inc (a)	177,459	4,877
Macquarie Infrastructure Corp	96,088	7,998		Pharmaceuticals - 3.43%
Moody's Corp	166,956	18,078		Mead Johnson Nutrition Co	50,083	3,957
PayPal Holdings Inc (a)	66,146	2,710		Zoetis Inc	331,504	17,242
Robert Half International Inc	45,617	1,727				$21,199
S&P Global Inc	113,916	14,417		Private Equity - 1.10%
Verisk Analytics Inc (a)	133,685	10,866		KKR & Co LP	113,151	1,614
		$75,014		Onex Corp	80,481	5,194
Distribution & Wholesale - 0.86%						$6,808
Fastenal Co	66,594	2,782		Real Estate - 7.48%
HD Supply Holdings Inc (a)	79,732	2,550		Brookfield Asset Management Inc	869,313	30,582
		$5,332		Brookfield Property Partners LP	109,322	2,506
Diversified Financial Services - 2.22%				CBRE Group Inc (a)	300,747	8,415
FNF Group	342,139	12,628		Howard Hughes Corp/The (a)	41,156	4,712
FNFV Group (a)	87,695	1,095				$46,215
		$13,723		REITS - 2.22%
Electric - 2.27%				Equinix Inc	19,757	7,117
Brookfield Infrastructure Partners LP	331,734	11,491		Forest City Realty Trust Inc	286,146	6,619
Brookfield Renewable Partners LP	81,798	2,516				$13,736
		$14,007		Retail - 15.15%
Electronics - 0.68%				AutoZone Inc (a)	13,469	10,349
Sensata Technologies Holding NV (a)	108,261	4,198		CarMax Inc (a)	296,573	15,822
				Copart Inc (a)	127,629	6,836
Engineering & Construction - 3.66%				Dollar General Corp	45,588	3,191
SBA Communications Corp (a)	201,707	22,623		Dollar Tree Inc (a)	171,369	13,526
				Liberty Interactive Corp QVC Group (a)	133,632	2,674
Healthcare - Products - 1.55%				O'Reilly Automotive Inc (a)	55,311	15,493
CR Bard Inc	42,812	9,602		Restaurant Brands International Inc	260,523	11,614
				Ross Stores Inc	219,614	14,121
Healthcare - Services - 1.09%						$93,626
DaVita Inc (a)	101,996	6,739		Semiconductors - 1.44%
				Microchip Technology Inc	142,852	8,877
Holding Companies - Diversified - 0.70%
Leucadia National Corp	225,705	4,297		Software - 6.08%
				Autodesk Inc (a)	165,665	11,982
Home Builders - 0.55%				CDK Global Inc	69,964	4,013
Lennar Corp - A Shares	68,000	2,879		CommerceHub Inc - Series A (a)	16,382	259
NVR Inc (a)	301	494		CommerceHub Inc - Series C (a)	23,165	369
		$3,373		Fidelity National Information Services Inc	131,426	10,124
Insurance - 12.85%				Intuit Inc	68,665	7,554
Alleghany Corp (a)	4,332	2,274		MSCI Inc	38,968	3,271
Aon PLC	191,779	21,573				$37,572
Arch Capital Group Ltd (a)	66,483	5,270		Telecommunications - 1.38%
Brown & Brown Inc	135,981	5,128		EchoStar Corp (a)	35,083	1,538
Loews Corp	225,376	9,274		Motorola Solutions Inc	91,386	6,971
Markel Corp (a)	22,381	20,787				$8,509
Progressive Corp/The	118,542	3,734		Textiles - 1.42%
White Mountains Insurance Group Ltd	5,983	4,966		Mohawk Industries Inc (a)	43,957	8,806
Willis Towers Watson PLC	48,060	6,381
		$79,387		TOTAL COMMON STOCKS		$617,622

See accompanying notes.

		Schedule of Investments
		MidCap Account
		September 30, 2016 (unaudited)

INVESTMENT COMPANIES - 0.00%	Shares Held	Value(000	's)
Money Market Funds - 0.00%
BlackRock Liquidity Funds FedFund Portfolio	1,865	$2

TOTAL INVESTMENT COMPANIES		$2
Total Investments		$617,624
Other Assets and Liabilities - 0.07%		$415
TOTAL NET ASSETS - 100.00%		$618,039

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		26.86%
Consumer, Non-cyclical		18.28%
Consumer, Cyclical		17.98%
Industrial		12.56%
Communications		10.85%
Technology		7.52%
Basic Materials		2.91%
Utilities		2.27%
Diversified		0.70%
Investment Companies		0.00%
Other Assets and Liabilities		0.07%
TOTAL NET ASSETS		100.00%

See accompanying notes.

+

Schedule of Investments
Multi-Asset Income Account
September 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.09%	Shares Held		Value
Principal Funds, Inc. Institutional Class - 100.09%
Equity Income Fund (a)		266	$7,187
Global Diversified Income Fund (a)		3,721	51,208
Global Real Estate Securities Fund (a)		789	7,479
High Yield Fund (a)		2,666	19,197
International Fund I (a)		536	7,249
Preferred Securities Fund (a)		1,243	12,728
Real Estate Debt Income Fund (a)		1,112	10,934
			$115,982
TOTAL INVESTMENT COMPANIES			$115,982
Total Investments			$115,982
Other Assets and Liabilities - (0.09)%			$(109)
TOTAL NET ASSETS - 100.00%			$115,873

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type			Percent
Specialty Funds			44.19%
Fixed Income Funds			36.99%
International Equity Funds			12.71%
Domestic Equity Funds			6.20%
Other Assets and Liabilities			(0.09)%
TOTAL NET ASSETS			100.00%

December 31,		December 31,							September 30,	September 30,
Affiliated Securities	2015	2015	Purchases		Purchases	Sales		Sales	2016	2016
Shares		Cost	Shares		Cost	Shares		Proceeds	Shares	Cost
Equity Income Fund	48	$1,269		218	$5,958	1		$7	265	$7,220
Global Diversified Income Fund	641	8,871		3,084	42,415	4		50	3,721	51,236
Global Real Estate Securities Fund	146	1,348		643	6,174	1		8	788	7,514
High Yield Fund	496	3,604		2,326	16,686	156		1,118	2,666	19,172
International Fund I	90	1,262		447	5,902	1		7	536	7,157
Preferred Securities Fund	222	2,282		1,022	10,537	1		13	1,243	12,806
Real Estate Debt Income Fund	197	1,943		916	9,060	1		11	1,112	10,992
		$20,579			$96,732			$1,214		$116,097

					Realized Gain/Loss				Realized Gain from
			Income		on Investments			Capital Gain Distributions
Equity Income Fund	$		56			$—	$			—
Global Diversified Income Fund			620			—				—
Global Real Estate Securities Fund			36			—				—
High Yield Fund			280			—				—
International Fund I			—			—				—
Preferred Securities Fund			150			—				—
Real Estate Debt Income Fund			89			—				—
		$1,231				$—	$			—
Amounts shown are in dollars and not rounded to the thousands

See accompanying notes.

     Schedule of Investments Principal Capital Appreciation Account September 30, 2016 (unaudited)

COMMON STOCKS - 98.87%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 3.13%				Diversified Financial Services (continued)
Boeing Co/The	13,524	$1,782		WisdomTree Investments Inc	1,538	$16
Northrop Grumman Corp	9,727	2,081				$6,583
Teledyne Technologies Inc (a)	9,512	1,026		Electric - 1.83%
		$4,889		NextEra Energy Inc	10,013	1,225
Airlines - 0.77%				Xcel Energy Inc	39,746	1,635
Alaska Air Group Inc	18,200	1,199				$2,860
				Electronics - 1.53%
Apparel - 1.29%				Johnson Controls International plc	18,070	841
Deckers Outdoor Corp (a)	9,821	585		Trimble Inc (a)	24,416	697
NIKE Inc	27,196	1,432		Waters Corp (a)	5,338	846
		$2,017				$2,384
Automobile Manufacturers - 0.74%				Environmental Control - 1.37%
PACCAR Inc	19,666	1,156		Waste Connections Inc	28,625	2,138

Automobile Parts & Equipment - 0.74%				Food - 3.03%
Autoliv Inc	8,402	897		B&G Foods Inc	19,045	936
Mobileye NV (a)	5,968	254		General Mills Inc	22,390	1,430
		$1,151		Kroger Co/The	41,838	1,242
Banks - 5.90%				McCormick & Co Inc/MD	11,267	1,126
East West Bancorp Inc	21,491	789		Safeway, Inc. - CVR - Casa Ley (a),(b),(c)	825	—
Goldman Sachs Group Inc/The	4,872	786		Safeway, Inc. - CVR - Property Development	825	—
JPMorgan Chase & Co	25,308	1,685		Centers (a),(b),(c)
PNC Financial Services Group Inc/The	13,681	1,233				$4,734
SVB Financial Group (a)	7,266	803		Gas - 1.36%
US Bancorp	39,858	1,709		Sempra Energy	19,745	2,116
Wells Fargo & Co	49,926	2,211
		$9,216		Healthcare - Products - 5.30%
Beverages - 2.81%				Abbott Laboratories	19,471	823
Anheuser-Busch InBev SA/NV ADR	7,560	994		Becton Dickinson and Co	9,702	1,744
Brown-Forman Corp - B Shares	10,354	491		Bio-Techne Corp	4,768	522
Coca-Cola Co/The	10,996	465		Edwards Lifesciences Corp (a)	11,105	1,339
Dr Pepper Snapple Group Inc	7,562	691		Medtronic PLC	10,766	930
PepsiCo Inc	16,108	1,752		Thermo Fisher Scientific Inc	13,340	2,122
		$4,393		Varian Medical Systems Inc (a)	7,927	789
Biotechnology - 1.50%						$8,269
Biogen Inc (a)	4,324	1,354		Healthcare - Services - 0.99%
Gilead Sciences Inc	12,540	992		DaVita Inc (a)	11,857	783
		$2,346		Universal Health Services Inc	6,152	758
Building Materials - 0.31%						$1,541
Apogee Enterprises Inc	10,778	482		Housewares - 0.54%
				Tupperware Brands Corp	12,840	839
Chemicals - 2.65%
EI du Pont de Nemours & Co	8,165	547		Insurance - 2.24%
FMC Corp	13,111	634		AmTrust Financial Services Inc	54,603	1,465
HB Fuller Co	15,899	739		Chubb Ltd	16,111	2,024
Innospec Inc	12,667	770				$3,489
International Flavors & Fragrances Inc	4,281	612		Internet - 6.14%
PPG Industries Inc	8,028	830		Alphabet Inc - A Shares (a)	2,853	2,294
		$4,132		Alphabet Inc - C Shares (a)	2,003	1,557
Commercial Services - 1.08%				Amazon.com Inc (a)	2,783	2,330
Aaron's Inc	24,648	627		comScore Inc (a)	100	3
PayPal Holdings Inc (a)	22,125	906		eBay Inc (a)	36,197	1,191
Robert Half International Inc	4,169	158		Facebook Inc (a)	17,252	2,213
		$1,691				$9,588
Computers - 3.45%				Iron & Steel - 0.41%
Apple Inc	45,528	5,147		Reliance Steel & Aluminum Co	8,919	642
International Business Machines Corp	1,508	239
		$5,386		Machinery - Diversified - 1.77%
Consumer Products - 0.30%				Deere & Co	9,426	804
Kimberly-Clark Corp	3,748	473		Flowserve Corp	22,838	1,102
				Roper Technologies Inc	4,681	854
Cosmetics & Personal Care - 0.91%						$2,760
Procter & Gamble Co/The	15,774	1,416		Media - 3.31%
				Comcast Corp - Class A	38,256	2,538
Distribution & Wholesale - 0.34%				Sirius XM Holdings Inc (a)	174,596	728
Pool Corp	5,557	525		Walt Disney Co/The	20,543	1,908
						$5,174
Diversified Financial Services - 4.22%				Miscellaneous Manufacturers - 1.84%
Ameriprise Financial Inc	15,379	1,534		AptarGroup Inc	11,970	927
Charles Schwab Corp/The	34,082	1,076		Crane Co	9,001	567
Discover Financial Services	13,929	788		Donaldson Co Inc	6,018	225
FNF Group	43,306	1,598		General Electric Co	38,967	1,154
Synchrony Financial	56,112	1,571				$2,873

See accompanying notes.

     Schedule of Investments Principal Capital Appreciation Account September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	INVESTMENT COMPANIES - 0.88%	Shares Held	Value (000's)
Oil & Gas - 4.75%				Money Market Funds - 0.88%
Chevron Corp	15,585	$1,604		BlackRock Liquidity Funds FedFund Portfolio	1,376,204	$1,376
Cimarex Energy Co	13,203	1,774
Energen Corp	11,857	684		TOTAL INVESTMENT COMPANIES		$1,376
Exxon Mobil Corp	25,071	2,188		Total Investments		$155,715
HollyFrontier Corp	15,662	384		Other Assets and Liabilities - 0.25%		$392
Noble Energy Inc	21,788	779		TOTAL NET ASSETS - 100.00%		$156,107
		$7,413
Oil & Gas Services - 0.99%
Schlumberger Ltd	19,620	1,543		(a) Non-Income Producing Security
				(b)		Security is Illiquid. At the end of the period, the value of these securities
Pharmaceuticals - 5.12%				totaled $0 or 0.00% of net assets.
Allergan plc (a)	6,618	1,524		(c)		Fair value of these investments is determined in good faith by the Manager
Bristol-Myers Squibb Co	10,070	543		under procedures established and periodically reviewed by the Board of
Johnson & Johnson	17,969	2,123		Directors. At the end of the period, the fair value of these securities totaled
McKesson Corp	8,020	1,337		$0 or 0.00% of net assets.
Pfizer Inc	40,423	1,369
Teva Pharmaceutical Industries Ltd ADR	3,880	179
VCA Inc (a)	13,217	925
		$8,000		Portfolio Summary (unaudited)
Pipelines - 0.57%				Sector		Percent
Magellan Midstream Partners LP	12,677	897		Consumer, Non-cyclical		21.04%
				Financial		16.63%
REITS - 3.99%				Technology		14.16%
Alexandria Real Estate Equities Inc	13,792	1,500		Communications		12.45%
Essex Property Trust Inc	3,952	880		Consumer, Cyclical		11.05%
Host Hotels & Resorts Inc	54,891	855		Industrial		10.98%
Realty Income Corp	21,880	1,464		Energy		6.31%
Ventas Inc	14,212	1,004		Utilities		3.19%
Weyerhaeuser Co	16,443	525		Basic Materials		3.06%
		$6,228		Investment Companies		0.88%
Retail - 5.87%				Other Assets and Liabilities		0.25%
Chipotle Mexican Grill Inc (a)	1,637	693		TOTAL NET ASSETS		100.00%
Copart Inc (a)	8,656	464
Costco Wholesale Corp	6,291	960
CVS Health Corp	20,377	1,813
Dollar General Corp	26,251	1,837
Home Depot Inc/The	12,425	1,599
Nordstrom Inc	8,907	462
Starbucks Corp	24,599	1,332
		$9,160
Savings & Loans - 0.29%
Washington Federal Inc	16,662	445

Semiconductors - 4.21%
Applied Materials Inc	13,455	406
Broadcom Ltd	4,991	861
Intel Corp	23,613	891
Lam Research Corp	16,619	1,574
Microchip Technology Inc	24,856	1,544
NXP Semiconductors NV (a)	7,302	745
QUALCOMM Inc	8,115	556
		$6,577
Software - 6.49%
Adobe Systems Inc (a)	16,308	1,770
Fair Isaac Corp	6,578	820
Fidelity National Information Services Inc	18,315	1,411
Microsoft Corp	65,269	3,759
Omnicell Inc (a)	22,685	869
Oracle Corp	34,328	1,348
Tyler Technologies Inc (a)	945	162
		$10,139
Telecommunications - 3.00%
Cisco Systems Inc	44,794	1,421
Verizon Communications Inc	62,653	3,257
		$4,678
Toys, Games & Hobbies - 0.76%
Hasbro Inc	15,027	1,192

Transportation - 1.03%
Expeditors International of Washington Inc	15,954	822
Union Pacific Corp	8,026	783
		$1,605
TOTAL COMMON STOCKS		$154,339

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2010 Account
		September 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 68.11%
Blue Chip Fund (a)	75,769	$1,299
Bond Market Index Fund (a)	297,815	3,389
Diversified International Fund (a)	159,590	1,851
Diversified Real Asset Fund (a)	100,815	1,128
Equity Income Fund (a)	44,317	1,200
Global Diversified Income Fund (a)	283,093	3,895
Global Multi-Strategy Fund (a)	209,518	2,280
Global Opportunities Fund (a)	121,325	1,410
Inflation Protection Fund (a)	419,818	3,669
International Emerging Markets Fund (a)	11,471	260
LargeCap Growth Fund I (a)	110,654	1,351
LargeCap S&P 500 Index Fund (a)	122,781	1,881
LargeCap Value Fund III (a)	85,572	1,307
MidCap Fund (a)	43,606	996
MidCap Growth Fund III (a),(b)	39,701	403
MidCap Value Fund III (a)	21,381	404
Origin Emerging Markets Fund (a)	28,732	264
Overseas Fund (a)	194,021	1,839
SmallCap Growth Fund I (a),(b)	38,229	450
SmallCap Value Fund II (a)	34,750	430
		$29,706
Principal Variable Contracts Funds, Inc. Class 1 - 31.90%
Core Plus Bond Account (a)	749,709	8,577
Short-Term Income Account (a)	2,092,362	5,335
		$13,912
TOTAL INVESTMENT COMPANIES		$43,618
Total Investments		$43,618
Other Assets and Liabilities - (0.01)%		$(4)
TOTAL NET ASSETS - 100.00%		$43,614

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	48.08%
Domestic Equity Funds	22.29%
Specialty Funds	16.75%
International Equity Funds	12.89%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2010 Account
September 30, 2016 (unaudited)

	December 31,	December 31,							September 30,	September 30,
Affiliated Securities	2015	2015		Purchases	Purchases	Sales		Sales	2016	2016
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Blue Chip Fund	75,668	$1,191		9,013	$141	8,912		$140	75,769	$1,191
Bond Market Index Fund	296,841	3,303		40,435	451	39,461		440	297,815	3,316
Core Plus Bond Account	799,983	9,445		104,803	1,192	155,077		1,772	749,709	8,864
Diversified International Fund	159,358	2,312		18,754	205	18,522		202	159,590	2,314
Diversified Real Asset Fund	163,196	1,759		14,865	155	77,246		806	100,815	1,100
Equity Income Fund	54,017	1,023		6,330	163	16,030		414	44,317	845
Global Diversified Income Fund	260,829	3,169		54,859	726	32,595		432	283,093	3,465
Global Multi-Strategy Fund	135,645	1,424		97,306	1,031	23,433		250	209,518	2,205
Global Opportunities Fund	68,642	734		65,330	748	12,647		143	121,325	1,338
Inflation Protection Fund	375,041	3,076		95,790	814	51,013		432	419,818	3,458
International Emerging Markets Fund	17,807	527		1,592	31	7,928		157	11,471	366
LargeCap Growth Fund I	110,456	1,282		12,257	141	12,059		140	110,654	1,282
LargeCap S&P 500 Index Fund	122,590	1,430		16,881	242	16,690		240	122,781	1,433
LargeCap Value Fund III	109,465	1,486		9,760	141	33,653		490	85,572	1,152
MidCap Fund	79,940	1,204		6,599	136	42,933		908	43,606	641
MidCap Growth Fund III	—	—		39,701	388	—		—	39,701	388
MidCap Value Fund III	—	—		21,381	388	—		—	21,381	388
Origin Emerging Markets Fund	41,520	406		3,942	31	16,730		132	28,732	285
Overseas Fund	193,839	1,790		22,526	206	22,344		203	194,021	1,793
Short-Term Income Account	1,773,187	4,497		565,483	1,454	246,308		633	2,092,362	5,318
SmallCap Growth Fund I	47,655	389		4,301	45	13,727		145	38,229	302
SmallCap Value Fund II	47,962	387		4,025	45	17,237		194	34,750	270
		$40,834			$8,874			$8,273		$41,714

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Blue Chip Fund			$—			$(1)	$			—
Bond Market Index Fund			—			2				—
Core Plus Bond Account			259			(1)				—
Diversified International Fund			—			(1)				—
Diversified Real Asset Fund			—			(8)				—
Equity Income Fund			22			73				—
Global Diversified Income Fund			138			2				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			(1)				—
Inflation Protection Fund			—			—				—
International Emerging Markets Fund			—			(35)				—
LargeCap Growth Fund I			—			(1)				—
LargeCap S&P 500 Index Fund			—			1				—
LargeCap Value Fund III			—			15				—
MidCap Fund			—			209				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			—				—
Origin Emerging Markets Fund			—			(20)				—
Overseas Fund			—			—				—
Short-Term Income Account			111			—				—
SmallCap Growth Fund I			—			13				—
SmallCap Value Fund II			—			32				—
			$530			$279	$			—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2020 Account
		September 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 77.74%
Blue Chip Fund (a)	476,851	$8,178
Bond Market Index Fund (a)	1,058,679	12,048
Diversified International Fund (a)	1,025,616	11,897
Diversified Real Asset Fund (a)	477,186	5,340
Equity Income Fund (a)	296,923	8,038
Global Diversified Income Fund (a)	955,348	13,146
Global Multi-Strategy Fund (a)	836,939	9,106
Global Opportunities Fund (a)	819,850	9,527
Global Real Estate Securities Fund (a)	425,050	4,029
Inflation Protection Fund (a)	855,527	7,477
International Emerging Markets Fund (a)	69,202	1,568
LargeCap Growth Fund I (a)	703,850	8,594
LargeCap S&P 500 Index Fund (a)	897,587	13,751
LargeCap Value Fund III (a)	529,847	8,091
MidCap Fund (a)	288,269	6,581
MidCap Growth Fund III (a),(b)	281,037	2,850
MidCap Value Fund III (a)	143,549	2,714
Origin Emerging Markets Fund (a)	171,879	1,579
Overseas Fund (a)	1,159,734	10,994
SmallCap Growth Fund I (a),(b)	238,988	2,813
SmallCap Value Fund II (a)	225,906	2,797
		$151,118
Principal Variable Contracts Funds, Inc. Class 1 - 22.26%
Core Plus Bond Account (a)	3,042,611	34,807
Short-Term Income Account (a)	3,319,989	8,466
		$43,273
TOTAL INVESTMENT COMPANIES		$194,391
Total Investments		$194,391
Other Assets and Liabilities - 0.00%		$(4)
TOTAL NET ASSETS - 100.00%		$194,387

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	33.13%
Fixed Income Funds	32.31%
International Equity Funds	20.37%
Specialty Funds	14.19%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2020 Account
September 30, 2016 (unaudited)

	December 31,	December 31,					September 30,	September 30,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	544,885	$8,575	23,618	$375	91,652	$1,446	476,851	$7,505
Bond Market Index Fund	1,106,813	12,315	66,045	740	114,179	1,274	1,058,679	11,786
Core Plus Bond Account	3,060,893	36,099	220,658	2,522	238,940	2,722	3,042,611	35,886
Diversified International Fund	938,018	14,473	179,844	2,008	92,246	1,007	1,025,616	15,500
Diversified Real Asset Fund	696,173	7,642	23,792	253	242,779	2,520	477,186	5,338
Equity Income Fund	320,017	6,504	19,709	515	42,803	1,095	296,923	5,890
Global Diversified Income Fund	912,854	12,820	126,219	1,676	83,725	1,105	955,348	13,384
Global Multi-Strategy Fund	580,575	6,135	414,694	4,390	158,330	1,679	836,939	8,845
Global Opportunities Fund	808,194	8,641	83,634	952	71,978	808	819,850	8,784
Global Real Estate Securities Fund	549,195	4,063	25,217	231	149,362	1,358	425,050	3,103
Inflation Protection Fund	891,347	7,758	42,464	362	78,284	664	855,527	7,457
International Emerging Markets Fund	121,552	3,433	3,652	73	56,002	1,105	69,202	2,206
LargeCap Growth Fund I	816,978	9,481	31,966	370	145,094	1,687	703,850	8,169
LargeCap S&P 500 Index Fund	1,005,468	12,027	44,069	640	151,950	2,186	897,587	10,441
LargeCap Value Fund III	620,935	8,170	25,398	370	116,486	1,687	529,847	6,915
MidCap Fund	264,627	4,806	49,605	1,053	25,963	546	288,269	5,304
MidCap Growth Fund III	291,902	2,656	13,575	132	24,440	235	281,037	2,553
MidCap Value Fund III	149,423	2,362	7,303	132	13,177	236	143,549	2,260
Origin Emerging Markets Fund	258,785	2,514	8,976	73	95,882	754	171,879	1,694
Overseas Fund	1,090,859	10,171	179,235	1,654	110,360	1,001	1,159,734	10,824
Short-Term Income Account	2,677,366	6,913	922,944	2,378	280,321	720	3,319,989	8,568
SmallCap Growth Fund I	267,883	2,258	11,165	119	40,060	421	238,988	1,937
SmallCap Value Fund II	261,847	2,150	10,481	119	46,422	521	225,906	1,746
		$191,966		$21,137		$26,777		$186,095

				Realized Gain/Loss		Realized Gain from Capital Gain Distributions
		Income		on Investments
Blue Chip Fund		$—			$1			$—
Bond Market Index Fund		—			5			—
Core Plus Bond Account		1,063			(13)			—
Diversified International Fund		—			26			—
Diversified Real Asset Fund		—			(37)			—
Equity Income Fund		140			(34)			—
Global Diversified Income Fund		470			(7)			—
Global Multi-Strategy Fund		—			(1)			—
Global Opportunities Fund		—			(1)			—
Global Real Estate Securities Fund		43			167			—
Inflation Protection Fund		—			1			—
International Emerging Markets Fund		—			(195)			—
LargeCap Growth Fund I		—			5			—
LargeCap S&P 500 Index Fund		—			(40)			—
LargeCap Value Fund III		—			62			—
MidCap Fund		—			(9)			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund III		—			2			—
Origin Emerging Markets Fund		—			(139)			—
Overseas Fund		—			—			—
Short-Term Income Account		177			(3)			—
SmallCap Growth Fund I		—			(19)			—
SmallCap Value Fund II		—			(2)			—
		$1,893			$(231)			$—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2030 Account
		September 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 87.07%
Blue Chip Fund (a)	344,302	$5,905
Bond Market Index Fund (a)	527,605	6,004
Diversified International Fund (a)	838,492	9,726
Diversified Real Asset Fund (a)	298,907	3,345
Equity Income Fund (a)	159,591	4,320
Global Diversified Income Fund (a)	400,557	5,512
Global Multi-Strategy Fund (a)	393,470	4,281
Global Opportunities Fund (a)	690,171	8,020
Global Real Estate Securities Fund (a)	475,273	4,506
Inflation Protection Fund (a)	325,503	2,845
International Emerging Markets Fund (a)	58,365	1,322
LargeCap Growth Fund I (a)	642,637	7,847
LargeCap S&P 500 Index Fund (a)	739,033	11,322
LargeCap Value Fund (a)	400,881	4,702
LargeCap Value Fund III (a)	302,057	4,612
MidCap Fund (a)	118,248	2,700
MidCap Growth Fund III (a),(b)	378,658	3,840
MidCap Value Fund III (a)	191,051	3,613
Origin Emerging Markets Fund (a)	144,720	1,330
Overseas Fund (a)	935,282	8,866
SmallCap Growth Fund I (a),(b)	188,875	2,223
SmallCap Value Fund II (a)	178,303	2,207
		$109,048
Principal Variable Contracts Funds, Inc. Class 1 - 12.93%
Core Plus Bond Account (a)	1,415,515	16,193

TOTAL INVESTMENT COMPANIES		$125,241
Total Investments		$125,241
Other Assets and Liabilities - 0.00%		$(4)
TOTAL NET ASSETS - 100.00%		$125,237

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	42.55%
International Equity Funds	26.97%
Fixed Income Funds	19.99%
Specialty Funds	10.49%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2030 Account
September 30, 2016 (unaudited)

	December 31,	December 31,						September 30,	September 30,
Affiliated Securities	2015	2015		Purchases	Purchases	Sales	Sales	2016	2016
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	339,027	$5,338		30,331	$468	25,056	$389	344,302	$5,415
Bond Market Index Fund	473,505	5,265		96,704	1,078	42,604	475	527,605	5,869
Core Plus Bond Account	1,353,345	15,417		155,775	1,772	93,605	1,064	1,415,515	16,124
Diversified International Fund	758,577	9,220		142,939	1,572	63,024	679	838,492	10,114
Diversified Real Asset Fund	404,172	4,622		32,380	335	137,645	1,433	298,907	3,529
Equity Income Fund	154,226	4,107		17,892	455	12,527	318	159,591	4,241
Global Diversified Income Fund	323,652	4,593		105,571	1,394	28,666	378	400,557	5,608
Global Multi-Strategy Fund	326,212	3,447		94,611	1,001	27,353	290	393,470	4,158
Global Opportunities Fund	503,298	5,474		233,407	2,631	46,534	519	690,171	7,586
Global Real Estate Securities Fund	463,304	3,492		45,811	409	33,842	303	475,273	3,596
Inflation Protection Fund	320,587	2,814		28,871	244	23,955	202	325,503	2,856
International Emerging Markets Fund	95,193	2,087		6,959	134	43,787	863	58,365	1,495
LargeCap Growth Fund I	748,260	8,696		59,571	675	165,194	1,911	642,637	7,465
LargeCap S&P 500 Index Fund	789,503	9,885		69,367	979	119,837	1,714	739,033	9,134
LargeCap Value Fund	394,905	4,937		34,332	382	28,356	318	400,881	4,999
LargeCap Value Fund III	365,952	4,827		26,940	382	90,835	1,318	302,057	3,947
MidCap Fund	45,505	1,058		80,850	1,710	8,107	171	118,248	2,596
MidCap Growth Fund III	372,845	3,542		33,022	312	27,209	259	378,658	3,595
MidCap Value Fund III	187,959	3,089		17,764	312	14,672	260	191,051	3,140
Origin Emerging Markets Fund	218,472	2,113		16,985	132	90,737	712	144,720	1,420
Overseas Fund	853,475	8,534		157,457	1,422	75,650	680	935,282	9,277
SmallCap Growth Fund I	228,552	2,064		17,413	179	57,090	599	188,875	1,632
SmallCap Value Fund II	224,050	1,957		16,576	181	62,323	701	178,303	1,417
		$116,578			$18,159		$15,556		$119,213

					Realized Gain/Loss		Realized Gain from Capital Gain Distributions
		Income			on Investments
Blue Chip Fund			$—			$(2)			$—
Bond Market Index Fund			—			1			—
Core Plus Bond Account			494			(1)			—
Diversified International Fund			—			1			—
Diversified Real Asset Fund			—			5			—
Equity Income Fund			73			(3)			—
Global Diversified Income Fund			187			(1)			—
Global Multi-Strategy Fund			—			—			—
Global Opportunities Fund			—			—			—
Global Real Estate Securities Fund			45			(2)			—
Inflation Protection Fund			—			—			—
International Emerging Markets Fund			—			137			—
LargeCap Growth Fund I			—			5			—
LargeCap S&P 500 Index Fund			—			(16)			—
LargeCap Value Fund			—			(2)			—
LargeCap Value Fund III			—			56			—
MidCap Fund			—			(1)			—
MidCap Growth Fund III			—			—			—
MidCap Value Fund III			—			(1)			—
Origin Emerging Markets Fund			—			(113)			—
Overseas Fund			—			1			—
SmallCap Growth Fund I			—			(12)			—
SmallCap Value Fund II			—			(20)			—
			$799			$32			$—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2040 Account
		September 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 91.58%
Bond Market Index Fund (a)	195,243	$2,222
Diversified International Fund (a)	403,507	4,681
Diversified Real Asset Fund (a)	116,785	1,307
Global Opportunities Fund (a)	162,777	1,891
Global Real Estate Securities Fund (a)	236,030	2,237
High Yield Fund I (a)	101,187	996
Inflation Protection Fund (a)	51,563	451
International Emerging Markets Fund (a)	27,880	632
LargeCap Growth Fund (a)	59,547	609
LargeCap Growth Fund I (a)	479,844	5,859
LargeCap S&P 500 Index Fund (a)	361,678	5,541
LargeCap Value Fund (a)	263,491	3,091
LargeCap Value Fund III (a)	215,862	3,296
MidCap Growth Fund III (a),(b)	233,625	2,369
MidCap Value Fund III (a)	128,072	2,422
Origin Emerging Markets Fund (a)	67,418	619
Overseas Fund (a)	474,274	4,496
SmallCap Growth Fund I (a),(b)	102,175	1,203
SmallCap Value Fund II (a)	93,496	1,157
		$45,079
Principal Variable Contracts Funds, Inc. Class 1 - 8.43%
Core Plus Bond Account (a)	362,905	4,152

TOTAL INVESTMENT COMPANIES		$49,231
Total Investments		$49,231
Other Assets and Liabilities - (0.01)%		$(5)
TOTAL NET ASSETS - 100.00%		$49,226

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	51.90%
International Equity Funds	29.57%
Fixed Income Funds	15.88%
Specialty Funds	2.66%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2040 Account
September 30, 2016 (unaudited)

	December 31,	December 31,							September 30,	September 30,
Affiliated Securities	2015	2015		Purchases	Purchases	Sales		Sales	2016	2016
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	96,644	$1,074		118,831	$1,326	20,232		$228	195,243	$2,173
Core Plus Bond Account	297,257	3,430		103,978	1,185	38,330		441	362,905	4,174
Diversified International Fund	334,323	4,137		115,218	1,244	46,034		503	403,507	4,878
Diversified Real Asset Fund	130,199	1,525		17,936	187	31,350		337	116,785	1,379
Global Multi-Strategy Fund	96,383	1,019		4,310	45	100,693		1,064	—	—
Global Opportunities Fund	218,031	2,420		26,051	289	81,305		910	162,777	1,790
Global Real Estate Securities Fund	257,948	2,036		36,027	323	57,945		530	236,030	1,830
High Yield Fund I	93,409	931		18,790	176	11,012		104	101,187	1,003
Inflation Protection Fund	49,662	425		8,003	68	6,102		52	51,563	441
International Emerging Markets Fund	41,527	1,140		4,716	92	18,363		364	27,880	837
LargeCap Growth Fund	175,049	1,855		6,685	61	122,187		1,205	59,547	645
LargeCap Growth Fund I	414,786	4,836		70,935	814	5,877		64	479,844	5,586
LargeCap S&P 500 Index Fund	355,694	4,560		52,677	752	46,693		675	361,678	4,636
LargeCap Value Fund	253,957	3,193		39,044	436	29,510		333	263,491	3,295
LargeCap Value Fund III	228,927	3,069		30,658	439	43,723		636	215,862	2,879
MidCap Growth Fund III	174,640	1,858		85,713	830	26,728		259	233,625	2,430
MidCap Value Fund III	96,332	1,662		46,129	830	14,389		259	128,072	2,233
Origin Emerging Markets Fund	101,786	1,001		11,810	93	46,178		365	67,418	678
Overseas Fund	382,879	3,946		146,789	1,344	55,394		502	474,274	4,787
SmallCap Growth Fund I	98,917	1,129		13,327	139	10,069		107	102,175	1,161
SmallCap Value Fund II	90,372	888		12,600	140	9,476		107	93,496	921
		$46,134			$10,813			$9,045		$47,756

					Realized Gain/Loss			Realized Gain from Capital Gain Distributions
		Income			on Investments
Bond Market Index Fund			$—			$1	$			—
Core Plus Bond Account			123			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			4				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			(9)				—
Global Real Estate Securities Fund			23			1				—
High Yield Fund I			41			—				—
Inflation Protection Fund			—			—				—
International Emerging Markets Fund			—			(31)				—
LargeCap Growth Fund			—			(66)				—
LargeCap Growth Fund I			—			—				—
LargeCap S&P 500 Index Fund			—			(1)				—
LargeCap Value Fund			—			(1)				—
LargeCap Value Fund III			—			7				—
MidCap Growth Fund III			—			1				—
MidCap Value Fund III			—			—				—
Origin Emerging Markets Fund			—			(51)				—
Overseas Fund			—			(1)				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$187			$(146)	$			—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2050 Account
		September 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 95.48%
Bond Market Index Fund (a)	54,748	$623
Diversified International Fund (a)	241,086	2,797
Diversified Real Asset Fund (a)	61,636	690
Global Opportunities Fund (a)	94,774	1,101
Global Real Estate Securities Fund (a)	145,559	1,380
High Yield Fund I (a)	51,240	504
International Emerging Markets Fund (a)	16,141	366
LargeCap Growth Fund (a)	56,292	576
LargeCap Growth Fund I (a)	276,948	3,382
LargeCap S&P 500 Index Fund (a)	211,640	3,242
LargeCap Value Fund (a)	142,471	1,671
LargeCap Value Fund III (a)	122,121	1,865
MidCap Growth Fund III (a),(b)	139,078	1,410
MidCap Value Fund III (a)	75,341	1,425
Origin Emerging Markets Fund (a)	39,313	361
Overseas Fund (a)	276,179	2,618
SmallCap Growth Fund I (a),(b)	56,480	665
SmallCap Value Fund II (a)	55,033	681
		$25,357
Principal Variable Contracts Funds, Inc. Class 1 - 4.54%
Core Plus Bond Account (a)	105,278	1,204

TOTAL INVESTMENT COMPANIES		$26,561
Total Investments		$26,561
Other Assets and Liabilities - (0.02)%		$(4)
TOTAL NET ASSETS - 100.00%		$26,557

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56.15%
International Equity Funds	32.48%
Fixed Income Funds	8.79%
Specialty Funds	2.60%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2050 Account
September 30, 2016 (unaudited)

	December 31,	December 31,							September 30,	September 30,
Affiliated Securities	2015	2015		Purchases	Purchases	Sales		Sales	2016	2016
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	18,462	$205		40,872	$457	4,586		$51	54,748	$611
Core Plus Bond Account	76,513	891		39,176	450	10,411		118	105,278	1,223
Diversified International Fund	184,810	2,324		83,293	908	27,017		290	241,086	2,941
Diversified Real Asset Fund	57,772	667		11,491	124	7,627		79	61,636	712
Global Multi-Strategy Fund	48,231	511		1,202	13	49,433		523	—	—
Global Opportunities Fund	129,613	1,414		19,132	217	53,971		601	94,774	1,029
Global Real Estate Securities Fund	145,380	1,133		27,520	255	27,341		245	145,559	1,144
High Yield Fund I	45,330	441		12,162	116	6,252		57	51,240	499
International Emerging Markets Fund	24,466	648		3,061	63	11,386		223	16,141	478
LargeCap Growth Fund	101,170	1,067		2,459	23	47,337		466	56,292	598
LargeCap Growth Fund I	234,387	2,738		55,618	654	13,057		142	276,948	3,244
LargeCap S&P 500 Index Fund	203,999	2,620		39,340	581	31,699		450	211,640	2,748
LargeCap Value Fund	135,905	1,694		29,355	339	22,789		254	142,471	1,774
LargeCap Value Fund III	127,386	1,716		22,905	339	28,170		404	122,121	1,651
MidCap Growth Fund III	102,470	1,052		52,151	512	15,543		147	139,078	1,417
MidCap Value Fund III	55,632	947		28,072	512	8,363		147	75,341	1,312
Origin Emerging Markets Fund	50,571	474		7,853	65	19,111		150	39,313	369
Overseas Fund	207,511	2,071		101,233	933	32,565		290	276,179	2,713
SmallCap Growth Fund I	52,959	565		9,789	107	6,268		65	56,480	607
SmallCap Value Fund II	51,717	484		9,227	107	5,911		64	55,033	527
		$23,662			$6,775			$4,766		$25,597

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond Market Index Fund			$—			$—	$			—
Core Plus Bond Account			37			—				—
Diversified International Fund			—			(1)				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			(1)				—
Global Opportunities Fund			—			(1)				—
Global Real Estate Securities Fund			13			1				—
High Yield Fund I			19			(1)				—
International Emerging Markets Fund			—			(10)				—
LargeCap Growth Fund			—			(26)				—
LargeCap Growth Fund I			—			(6)				—
LargeCap S&P 500 Index Fund			—			(3)				—
LargeCap Value Fund			—			(5)				—
LargeCap Value Fund III			—			—				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			—				—
Origin Emerging Markets Fund			—			(20)				—
Overseas Fund			—			(1)				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$69			$(74)	$			—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2060 Account
		September 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.15%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 97.26%
Bond Market Index Fund (a)	3,608	$41
Diversified International Fund (a)	24,934	289
Diversified Real Asset Fund (a)	5,637	63
Global Opportunities Fund (a)	9,834	114
Global Real Estate Securities Fund (a)	14,459	137
High Yield Fund I (a)	5,406	53
International Emerging Markets Fund (a)	1,693	38
LargeCap Growth Fund (a)	2,845	29
LargeCap Growth Fund I (a)	29,807	364
LargeCap S&P 500 Index Fund (a)	21,414	328
LargeCap Value Fund (a)	15,693	184
LargeCap Value Fund III (a)	12,825	196
MidCap Growth Fund III (a),(b)	14,141	144
MidCap Value Fund III (a)	7,625	144
Origin Emerging Markets Fund (a)	3,935	36
Overseas Fund (a)	29,524	280
SmallCap Growth Fund I (a),(b)	5,062	60
SmallCap Value Fund II (a)	4,914	61
		$2,561
Principal Variable Contracts Funds, Inc. Class 1 - 2.89%
Core Plus Bond Account (a)	6,640	76

TOTAL INVESTMENT COMPANIES		$2,637
Total Investments		$2,637
Other Assets and Liabilities - (0.15)%		$(4)
TOTAL NET ASSETS - 100.00%		$2,633

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57.31%
International Equity Funds	33.98%
Fixed Income Funds	6.47%
Specialty Funds	2.39%
Other Assets and Liabilities	(0.15)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2060 Account
September 30, 2016 (unaudited)

	December 31,	December 31,							September 30,	September 30,
Affiliated Securities	2015	2015		Purchases	Purchases	Sales		Sales	2016	2016
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	1,162	$13		2,912	$32	466		$5	3,608	$40
Core Plus Bond Account	3,589	41		3,957	45	906		10	6,640	76
Diversified International Fund	17,263	201		11,450	124	3,779		41	24,934	284
Diversified Real Asset Fund	3,741	44		2,819	30	923		9	5,637	65
Global Multi-Strategy Fund	3,924	43		460	5	4,384		47	—	—
Global Opportunities Fund	12,415	149		3,610	40	6,191		70	9,834	118
Global Real Estate Securities Fund	13,122	117		4,585	41	3,248		30	14,459	128
High Yield Fund I	4,317	44		1,924	18	835		8	5,406	54
International Emerging Markets Fund	2,613	60		650	13	1,570		31	1,693	40
LargeCap Growth Fund	7,947	87		956	9	6,058		60	2,845	33
LargeCap Growth Fund I	21,600	272		9,268	107	1,061		11	29,807	368
LargeCap S&P 500 Index Fund	19,561	278		6,923	99	5,070		74	21,414	303
LargeCap Value Fund	12,183	153		6,016	68	2,506		28	15,693	193
LargeCap Value Fund III	11,436	169		4,021	58	2,632		38	12,825	189
MidCap Growth Fund III	9,798	107		6,532	63	2,189		21	14,141	149
MidCap Value Fund III	5,287	103		3,527	63	1,189		22	7,625	144
Origin Emerging Markets Fund	5,003	48		1,595	13	2,663		22	3,935	38
Overseas Fund	19,436	210		14,660	134	4,572		42	29,524	302
SmallCap Growth Fund I	4,152	53		1,759	18	849		9	5,062	62
SmallCap Value Fund II	4,066	53		1,649	18	801		9	4,914	62
		$2,245			$998			$587		$2,648

					Realized Gain/Loss			Realized Gain from Capital Gain Distributions
		Income			on Investments
Bond Market Index Fund			$—			$—	$			—
Core Plus Bond Account			2			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			(1)				—
Global Opportunities Fund			—			(1)				—
Global Real Estate Securities Fund			2			—				—
High Yield Fund I			2			—				—
International Emerging Markets Fund			—			(2)				—
LargeCap Growth Fund			—			(3)				—
LargeCap Growth Fund I			—			—				—
LargeCap S&P 500 Index Fund			—			—				—
LargeCap Value Fund			—			—				—
LargeCap Value Fund III			—			—				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			—				—
Origin Emerging Markets Fund			—			(1)				—
Overseas Fund			—			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$6			$(8)	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Principal LifeTime Strategic Income Account
September 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Principal Funds, Inc. Institutional Class - 57.66%
Blue Chip Fund (a)	26,579	$456
Bond Market Index Fund (a)	206,927	2,355
Diversified International Fund (a)	61,097	709
Equity Income Fund (a)	32,211	872
Global Diversified Income Fund (a)	186,128	2,561
Global Multi-Strategy Fund (a)	150,927	1,642
Global Opportunities Fund (a)	35,486	412
Inflation Protection Fund (a)	341,166	2,982
LargeCap Growth Fund I (a)	37,311	455
LargeCap S&P 500 Index Fund (a)	47,208	723
MidCap Fund (a)	28,849	659
Overseas Fund (a)	76,777	728
SmallCap Growth Fund I (a),(b)	9,109	107
SmallCap Value Fund II (a)	8,880	110
		$14,771
Principal Variable Contracts Funds, Inc. Class 1 - 42.36%
Core Plus Bond Account (a)	580,707	6,643
Short-Term Income Account (a)	1,650,215	4,208
		$10,851
TOTAL INVESTMENT COMPANIES		$25,622
Total Investments		$25,622
Other Assets and Liabilities - (0.02)%		$(4)
TOTAL NET ASSETS - 100.00%		$25,618

(a)		Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type		Percent
Fixed Income Funds		63.19%
Specialty Funds		16.41%
Domestic Equity Funds		13.20%
International Equity Funds		7.22%
Other Assets and Liabilities		(0.02)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime Strategic Income Account
September 30, 2016 (unaudited)

	December 31,	December 31,							September 30,	September 30,
Affiliated Securities	2015	2015		Purchases	Purchases	Sales		Sales	2016	2016
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Blue Chip Fund	26,805	$422		2,389	$36	2,615		$40	26,579	$418
Bond Market Index Fund	209,794	2,335		21,821	243	24,688		276	206,927	2,303
Core Plus Bond Account	599,697	7,116		63,616	725	82,606		932	580,707	6,900
Diversified International Fund	46,255	645		20,684	222	5,842		64	61,097	804
Diversified Real Asset Fund	62,393	645		2,269	22	64,662		673	—	—
Equity Income Fund	35,770	672		3,487	89	7,046		183	32,211	606
Global Diversified Income Fund	188,477	2,055		23,121	304	25,470		336	186,128	2,026
Global Multi-Strategy Fund	91,147	960		73,999	783	14,219		151	150,927	1,592
Global Opportunities Fund	18,242	195		20,983	237	3,739		42	35,486	390
Inflation Protection Fund	333,293	2,733		43,087	365	35,214		298	341,166	2,801
International Emerging Markets Fund	6,114	154		245	4	6,359		122	—	—
LargeCap Growth Fund I	46,325	537		3,249	36	12,263		141	37,311	432
LargeCap S&P 500 Index Fund	38,068	456		19,135	262	9,995		145	47,208	574
MidCap Fund	25,568	378		6,129	128	2,848		60	28,849	447
Origin Emerging Markets Fund	14,740	142		557	4	15,297		120	—	—
Overseas Fund	53,028	482		30,829	275	7,080		64	76,777	693
Short-Term Income Account	1,633,839	4,099		181,416	465	165,040		424	1,650,215	4,140
SmallCap Growth Fund I	9,207	75		1,132	11	1,230		13	9,109	73
SmallCap Value Fund II	8,981	71		1,053	11	1,154		12	8,880	70
		$24,172			$4,222			$4,096		$24,269

					Realized Gain/Loss			Realized Gain from Capital Gain Distributions
		Income			on Investments
Blue Chip Fund			$—			$—	$			—
Bond Market Index Fund			—			1				—
Core Plus Bond Account			205			(9)				—
Diversified International Fund			—			1				—
Diversified Real Asset Fund			—			6				—
Equity Income Fund			15			28				—
Global Diversified Income Fund			94			3				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Inflation Protection Fund			—			1				—
International Emerging Markets Fund			—			(36)				—
LargeCap Growth Fund I			—			—				—
LargeCap S&P 500 Index Fund			—			1				—
MidCap Fund			—			1				—
Origin Emerging Markets Fund			—			(26)				—
Overseas Fund			—			—				—
Short-Term Income Account			89			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$403			$(29)	$			—
Amounts in thousands except shares

See accompanying notes.

     Schedule of Investments Real Estate Securities Account September 30, 2016 (unaudited)

COMMON STOCKS - 98.62%	Shares Held	Value(000	's)	Portfolio Summary (unaudited)
Lodging - 0.96%				Sector	Percent
Hilton Worldwide Holdings Inc	72,998	$1,674		Financial	96.43%
				Technology	1.23%
Real Estate - 0.69%				Investment Companies	1.17%
CBRE Group Inc (a)	43,080	1,205		Consumer, Cyclical	0.96%
				Other Assets and Liabilities	0.21%
REITS - 95.74%				TOTAL NET ASSETS	100.00%
Alexandria Real Estate Equities Inc	36,740	3,996
American Campus Communities Inc	43,697	2,223
American Tower Corp	25,149	2,850
Apartment Investment & Management Co	97,941	4,496
AvalonBay Communities Inc	46,850	8,332
Boston Properties Inc	53,682	7,316
Colony Starwood Homes	58,520	1,680
Crown Castle International Corp	36,330	3,423
CubeSmart	92,789	2,529
DDR Corp	85,996	1,499
Duke Realty Corp	178,920	4,890
Education Realty Trust Inc	50,148	2,163
EPR Properties	44,147	3,476
Equinix Inc	25,670	9,248
Equity One Inc	112,199	3,434
Equity Residential	63,547	4,088
Essex Property Trust Inc	36,904	8,219
Extra Space Storage Inc	48,180	3,826
Federal Realty Investment Trust	9,953	1,532
First Industrial Realty Trust Inc	52,722	1,488
General Growth Properties Inc	199,727	5,512
Kilroy Realty Corp	25,606	1,776
Pebblebrook Hotel Trust	48,910	1,301
Physicians Realty Trust	116,161	2,502
Prologis Inc	155,824	8,343
Public Storage	21,932	4,894
Regency Centers Corp	26,640	2,064
Saul Centers Inc	32,164	2,142
Senior Housing Properties Trust	135,520	3,078
Simon Property Group Inc	92,110	19,068
SL Green Realty Corp	54,985	5,944
Spirit Realty Capital Inc	283,780	3,783
STAG Industrial Inc	52,962	1,298
STORE Capital Corp	137,489	4,052
Sun Communities Inc	43,922	3,447
Sunstone Hotel Investors Inc	205,792	2,632
Tanger Factory Outlet Centers Inc	21,715	846
Terreno Realty Corp	26,230	722
Ventas Inc	12,301	869
Vornado Realty Trust	20,793	2,104
Welltower Inc	124,785	9,330
		$166,415
Software - 1.23%
InterXion Holding NV (a)	58,739	2,127

TOTAL COMMON STOCKS		$171,421
INVESTMENT COMPANIES - 1.17%	Shares Held	Value(000	's)
Money Market Funds - 1.17%
BlackRock Liquidity Funds FedFund Portfolio	2,037,801	2,038

TOTAL INVESTMENT COMPANIES		$2,038
Total Investments		$173,459
Other Assets and Liabilities - 0.21%		$361
TOTAL NET ASSETS - 100.00%		$173,820

(a) Non-Income Producing Security

See accompanying notes.

		Schedule of Investments
		SAM Balanced Portfolio
		September 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.28%	Shares Held	Value(000	's)
Money Market Funds - 0.26%
Cash Account Trust - Government & Agency	2,110,883	$2,111
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 1.31%
Principal EDGE Active Income ETF (a)	207,300	8,419
Principal US Small Cap Index ETF (a),(b)	81,200	2,038
		$10,457
Principal Funds, Inc. Institutional Class - 64.31%
Blue Chip Fund (a)	2,224,902	38,157
Diversified International Fund (a)	7,783,674	90,291
EDGE MidCap Fund (a)	1,368,296	16,543
Global Diversified Income Fund (a)	1,142,615	15,722
Global Multi-Strategy Fund (a)	5,468,167	59,494
Global Real Estate Securities Fund (a)	2,178,961	20,657
High Yield Fund (a)	2,289,508	16,484
Inflation Protection Fund (a)	1,605,991	14,036
International Emerging Markets Fund (a)	871,075	19,739
International Small Company Fund (a)	895,163	9,157
LargeCap Growth Fund (a)	4,332,593	44,322
LargeCap Value Fund (a)	4,333,919	50,837
Preferred Securities Fund (a)	1,592,298	16,305
Principal Capital Appreciation Fund (a)	463,308	27,738
Real Estate Debt Income Fund (a)	831,183	8,171
Short-Term Income Fund (a)	2,553,790	31,258
Small-MidCap Dividend Income Fund (a)	2,312,319	34,523
		$513,434
Principal Variable Contracts Funds, Inc. Class 1 - 34.40%
Equity Income Account (a)	3,914,575	86,395
Government & High Quality Bond Account (a)	4,044,641	41,174
Income Account (a)	9,542,608	100,484
MidCap Account (a)	922,377	46,580
		$274,633
TOTAL INVESTMENT COMPANIES		$800,635
Total Investments		$800,635
Other Assets and Liabilities - (0.28)%		$(2,224)
TOTAL NET ASSETS - 100.00%		$798,411

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	43.47%
Fixed Income Funds	29.61%
International Equity Funds	17.52%
Specialty Funds	9.42%
Investment Companies	0.26%
Other Assets and Liabilities	(0.28)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Balanced Portfolio
September 30, 2016 (unaudited)

	December 31,	December 31,					September 30,	September 30,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	2,440,914	$33,609	7,025	$112	223,037	$3,652	2,224,902	$30,220
Diversified International Fund	6,588,088	79,090	1,594,300	17,990	398,714	4,535	7,783,674	92,224
EDGE MidCap Fund	1,131,594	11,323	299,683	3,440	62,981	764	1,368,296	14,018
Equity Income Account	4,025,769	44,250	316,590	7,067	427,784	9,621	3,914,575	45,224
Global Diversified Income Fund	1,256,285	16,854	48,877	650	162,547	2,151	1,142,615	15,222
Global Multi-Strategy Fund	5,995,036	63,524	12,993	140	539,862	5,715	5,468,167	57,643
Global Real Estate Securities Fund	1,883,207	16,452	462,228	4,249	166,474	1,573	2,178,961	19,095
Government & High Quality Bond	6,027,135	59,077	164,256	1,669	2,146,750	22,386	4,044,641	39,452
Account
High Yield Fund	2,999,235	20,587	137,195	946	846,922	5,880	2,289,508	15,270
Income Account	11,505,107	111,522	468,694	4,920	2,431,193	25,872	9,542,608	91,532
Inflation Protection Fund	1,824,644	15,601	4,234	36	222,887	1,887	1,605,991	13,718
International Emerging Markets Fund	734,130	17,239	230,547	4,504	93,602	2,069	871,075	19,523
International Small Company Fund	—	—	895,163	8,814	—	—	895,163	8,814
LargeCap Growth Fund	7,549,511	80,561	24,885	242	3,241,803	31,591	4,332,593	46,051
LargeCap Value Fund	4,231,177	53,947	522,647	5,840	419,905	4,834	4,333,919	54,308
MidCap Account	934,285	41,596	163,847	8,271	175,755	9,345	922,377	39,462
MidCap Value Fund I	1,262,939	18,620	—	—	1,262,939	16,265	—	—
Preferred Securities Fund	349,401	1,926	1,276,404	12,930	33,507	335	1,592,298	14,634
Principal Capital Appreciation Fund	511,378	26,010	1,872	107	49,942	2,889	463,308	23,420
Principal EDGE Active Income ETF	—	—	207,300	8,035	—	—	207,300	8,035
Principal US Small Cap Index ETF	—	—	81,200	2,047	—	—	81,200	2,047
Real Estate Debt Income Fund	—	—	831,183	8,032	—	—	831,183	8,032
Short-Term Income Fund	3,041,351	37,097	49,100	599	536,661	6,530	2,553,790	31,149
SmallCap Growth Fund I	80,537	821	—	—	80,537	864	—	—
SmallCap Value Fund II	522,130	5,225	—	—	522,130	5,999	—	—
Small-MidCap Dividend Income Fund	1,969,184	21,334	520,819	7,236	177,684	2,567	2,312,319	26,051
		$776,265		$107,876		$167,324		$715,144

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$151			$—
Diversified International Fund		—			(321)			—
EDGE MidCap Fund		—			19			—
Equity Income Account		2,349			3,528			4,311
Global Diversified Income Fund		597			(131)			—
Global Multi-Strategy Fund		—			(306)			—
Global Real Estate Securities Fund		200			(33)			—
Government & High Quality Bond Account		1,435			1,092			—
High Yield Fund		875			(383)			—
Income Account		4,508			962			—
Inflation Protection Fund		—			(32)			—
International Emerging Markets Fund		—			(151)			—
International Small Company Fund		—			—			—
LargeCap Growth Fund		—			(3,161)			—
LargeCap Value Fund		—			(645)			—
MidCap Account		201			(1,060)			8,069
MidCap Value Fund I		—			(2,355)			—
Preferred Securities Fund		315			113			—
Principal Capital Appreciation Fund		—			192			—
Principal EDGE Active Income ETF		87			—			—
Principal US Small Cap Index ETF		—			—			—
Real Estate Debt Income Fund		92			—			—
Short-Term Income Fund		469			(17)			—
SmallCap Growth Fund I		—			43			—
SmallCap Value Fund II		—			774			—
Small-MidCap Dividend Income Fund		452			48			—
		$11,580			$(1,673)			$12,380
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		SAM Conservative Balanced Portfolio
		September 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.23%	Shares Held	Value (000's)
Money Market Funds - 0.22%
Cash Account Trust - Government & Agency	471,219	$471
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 2.65%
Principal EDGE Active Income ETF (a)	126,800	5,149
Principal US Small Cap Index ETF (a),(b)	17,000	427
		$5,576
Principal Funds, Inc. Institutional Class - 57.20%
Blue Chip Fund (a)	256,645	4,401
Diversified International Fund (a)	1,449,894	16,819
EDGE MidCap Fund (a)	311,765	3,769
Global Diversified Income Fund (a)	504,877	6,947
Global Multi-Strategy Fund (a)	989,053	10,761
Global Real Estate Securities Fund (a)	432,366	4,099
High Yield Fund (a)	1,490,633	10,733
Inflation Protection Fund (a)	582,654	5,092
International Emerging Markets Fund (a)	161,238	3,654
International Small Company Fund (a)	165,303	1,691
LargeCap Growth Fund (a)	929,197	9,506
LargeCap Value Fund (a)	990,104	11,614
Preferred Securities Fund (a)	290,928	2,979
Principal Capital Appreciation Fund (a)	92,354	5,529
Real Estate Debt Income Fund (a)	219,683	2,160
Short-Term Income Fund (a)	1,143,498	13,996
Small-MidCap Dividend Income Fund (a)	436,886	6,523
		$120,273
Principal Variable Contracts Funds, Inc. Class 1 - 40.16%
Equity Income Account (a)	658,734	14,538
Government & High Quality Bond Account (a)	2,096,546	21,343
Income Account (a)	4,017,652	42,306
MidCap Account (a)	124,099	6,267
		$84,454
TOTAL INVESTMENT COMPANIES		$210,774
Total Investments		$210,774
Other Assets and Liabilities - (0.23)%		$(477)
TOTAL NET ASSETS - 100.00%		$210,297

(a)		Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		49.35%
Domestic Equity Funds		29.74%
International Equity Funds		12.50%
Specialty Funds		8.42%
Investment Companies		0.22%
Other Assets and Liabilities		(0.23)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Balanced Portfolio
September 30, 2016 (unaudited)

	December 31,	December 31,					September 30,	September 30,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	381,066	$5,182	8,517	$130	132,938	$2,110	256,645	$3,253
Core Plus Bond Account	361,536	4,188	3,215	37	364,751	4,206	—	—
Diversified International Fund	1,135,539	13,602	400,583	4,467	86,228	981	1,449,894	17,019
EDGE MidCap Fund	200,025	2,004	111,740	1,282	—	—	311,765	3,286
Equity Income Account	647,180	7,385	70,150	1,558	58,596	1,307	658,734	7,686
Global Diversified Income Fund	527,156	7,128	40,413	536	62,692	837	504,877	6,779
Global Multi-Strategy Fund	1,057,639	11,233	23,776	254	92,362	982	989,053	10,462
Global Real Estate Securities Fund	336,575	2,793	137,251	1,265	41,460	393	432,366	3,668
Government & High Quality Bond	2,583,126	25,967	135,316	1,385	621,896	6,466	2,096,546	20,987
Account
High Yield Fund	1,493,780	10,355	113,079	779	116,226	800	1,490,633	10,263
Income Account	4,371,893	43,482	281,818	2,964	636,059	6,737	4,017,652	39,740
Inflation Protection Fund	640,200	5,483	21,522	183	79,068	668	582,654	4,985
International Emerging Markets Fund	131,490	3,058	39,354	771	9,606	214	161,238	3,601
International Small Company Fund	—	—	165,303	1,626	—	—	165,303	1,626
LargeCap Growth Fund	1,414,555	15,174	41,605	407	526,963	5,158	929,197	9,852
LargeCap Value Fund	745,921	9,462	324,882	3,726	80,699	934	990,104	12,141
MidCap Account	142,866	6,086	23,520	1,194	42,287	2,300	124,099	4,783
MidCap Value Fund I	323,163	4,827	—	—	323,163	4,164	—	—
Preferred Securities Fund	105,822	584	207,370	2,097	22,264	225	290,928	2,486
Principal Capital Appreciation Fund	96,117	4,887	5,232	300	8,995	516	92,354	4,678
Principal EDGE Active Income ETF	—	—	126,800	4,916	—	—	126,800	4,916
Principal US Small Cap Index ETF	—	—	17,000	429	—	—	17,000	429
Real Estate Debt Income Fund	—	—	219,683	2,122	—	—	219,683	2,122
Short-Term Income Fund	1,317,268	16,067	54,747	668	228,517	2,782	1,143,498	13,946
SmallCap Growth Fund I	22,814	233	—	—	22,814	243	—	—
SmallCap Value Fund II	78,572	781	—	—	78,572	896	—	—
Small-MidCap Dividend Income Fund	338,795	3,658	124,896	1,735	26,805	382	436,886	5,014
		$203,619		$34,831		$43,301		$193,722

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$51			$—
Core Plus Bond Account		—			(19)			—
Diversified International Fund		—			(69)			—
EDGE MidCap Fund		—			—			—
Equity Income Account		397			50			729
Global Diversified Income Fund		261			(48)			—
Global Multi-Strategy Fund		—			(43)			—
Global Real Estate Securities Fund		39			3			—
Government & High Quality Bond Account		750			101			—
High Yield Fund		484			(71)			—
Income Account		1,901			31			—
Inflation Protection Fund		—			(13)			—
International Emerging Markets Fund		—			(14)			—
International Small Company Fund		—			—			—
LargeCap Growth Fund		—			(571)			—
LargeCap Value Fund		—			(113)			—
MidCap Account		27			(197)			1,099
MidCap Value Fund I		—			(663)			—
Preferred Securities Fund		69			30			—
Principal Capital Appreciation Fund		—			7			—
Principal EDGE Active Income ETF		53			—			—
Principal US Small Cap Index ETF		—			—			—
Real Estate Debt Income Fund		25			—			—
Short-Term Income Fund		207			(7)			—
SmallCap Growth Fund I		—			10			—
SmallCap Value Fund II		—			115			—
Small-MidCap Dividend Income Fund		82			3			—
		$4,295			$(1,427)			$1,828
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		SAM Conservative Growth Portfolio
		September 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.44%	Shares Held	Value(000	's)
Money Market Funds - 0.41%
Cash Account Trust - Government & Agency	1,238,601	$1,239
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 0.41%
Principal US Small Cap Index ETF (a),(b)	48,900	1,227

Principal Funds, Inc. Class R-6 - 2.77%
Multi-Manager Equity Long/Short Fund (a),(b)	832,498	8,375

Principal Funds, Inc. Institutional Class - 69.90%
Blue Chip Fund (a)	1,061,601	18,206
Diversified International Fund (a)	3,937,690	45,677
Diversified Real Asset Fund (a)	658,608	7,370
EDGE MidCap Fund (a)	653,382	7,899
Global Multi-Strategy Fund (a)	763,853	8,311
Global Real Estate Securities Fund (a)	652,465	6,185
High Yield Fund (a)	625,941	4,507
International Small Company Fund (a)	443,359	4,536
LargeCap Growth Fund (a)	2,373,721	24,283
LargeCap Value Fund (a)	2,778,138	32,588
Origin Emerging Markets Fund (a)	1,245,104	11,442
Preferred Securities Fund (a)	427,266	4,375
Principal Capital Appreciation Fund (a)	251,674	15,068
Short-Term Income Fund (a)	353,443	4,326
Small-MidCap Dividend Income Fund (a)	1,088,336	16,249
		$211,022
Principal Variable Contracts Funds, Inc. Class 1 - 26.95%
Equity Income Account (a)	1,535,235	33,883
Government & High Quality Bond Account (a)	686,552	6,989
Income Account (a)	1,479,131	15,575
MidCap Account (a)	493,188	24,906
		$81,353
TOTAL INVESTMENT COMPANIES		$303,216
Total Investments		$303,216
Other Assets and Liabilities - (0.44)%		$(1,316)
TOTAL NET ASSETS - 100.00%		$301,900

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57.75%
International Equity Funds	22.47%
Fixed Income Funds	11.85%
Specialty Funds	7.96%
Investment Companies	0.41%
Other Assets and Liabilities	(0.44)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Growth Portfolio
September 30, 2016 (unaudited)

	December 31,	December 31,					September 30,	September 30,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,111,025	$15,518	20,621	$320	70,045	$1,134	1,061,601	$14,733
Diversified International Fund	3,025,803	36,301	1,041,256	11,687	129,369	1,461	3,937,690	46,413
Diversified Real Asset Fund	920,741	10,746	25,440	264	287,573	3,128	658,608	7,530
EDGE MidCap Fund	537,208	5,383	136,905	1,566	20,731	248	653,382	6,701
Equity Income Account	1,513,545	16,638	136,719	3,035	115,029	2,596	1,535,235	18,007
Global Multi-Strategy Fund	2,773,301	29,772	21,868	232	2,031,316	21,676	763,853	7,770
Global Real Estate Securities Fund	854,024	7,335	17,596	161	219,155	2,021	652,465	5,455
Government & High Quality Bond	714,463	6,897	43,674	448	71,585	745	686,552	6,610
Account
High Yield Fund	261,726	1,777	388,597	2,715	24,382	175	625,941	4,301
Income Account	1,518,855	14,875	96,237	1,014	135,961	1,442	1,479,131	14,414
International Small Company Fund	—	—	443,359	4,361	—	—	443,359	4,361
LargeCap Growth Fund	3,610,714	38,819	54,604	529	1,291,597	12,536	2,373,721	25,215
LargeCap Value Fund	2,359,440	30,134	550,648	6,169	131,950	1,515	2,778,138	34,580
MidCap Account	466,280	23,255	91,150	4,620	64,242	3,418	493,188	24,048
MidCap Value Fund I	610,988	9,008	299	4	611,287	7,879	—	—
Multi-Manager Equity Long/Short	—	—	832,498	8,205	—	—	832,498	8,205
Fund
Origin Emerging Markets Fund	714,892	6,983	576,938	4,583	46,726	419	1,245,104	11,102
Preferred Securities Fund	31,551	191	413,119	4,185	17,404	177	427,266	4,199
Principal Capital Appreciation Fund	267,670	13,618	3,828	217	19,824	1,136	251,674	12,719
Principal US Small Cap Index ETF	—	—	48,900	1,233	—	—	48,900	1,233
Short-Term Income Fund	377,762	4,608	15,184	185	39,503	480	353,443	4,311
SmallCap Growth Fund I	54,690	557	—	—	54,690	583	—	—
SmallCap Value Fund II	135,728	1,349	—	—	135,728	1,555	—	—
Small-MidCap Dividend Income Fund	943,024	10,819	217,007	3,018	71,695	994	1,088,336	12,817
		$284,583		$58,751		$65,318		$274,724

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$29			$—
Diversified International Fund		—			(114)			—
Diversified Real Asset Fund		—			(352)			—
EDGE MidCap Fund		—			—			—
Equity Income Account		909			930			1,668
Global Multi-Strategy Fund		—			(558)			—
Global Real Estate Securities Fund		67			(20)			—
Government & High Quality Bond Account		243			10			—
High Yield Fund		133			(16)			—
Income Account		691			(33)			—
International Small Company Fund		—			—			—
LargeCap Growth Fund		—			(1,597)			—
LargeCap Value Fund		—			(208)			—
MidCap Account		106			(409)			4,246
MidCap Value Fund I		—			(1,133)			—
Multi-Manager Equity Long/Short Fund		—			—			—
Origin Emerging Markets Fund		—			(45)			—
Preferred Securities Fund		73			—			—
Principal Capital Appreciation Fund		—			20			—
Principal US Small Cap Index ETF		—			—			—
Short-Term Income Fund		61			(2)			—
SmallCap Growth Fund I		—			26			—
SmallCap Value Fund II		—			206			—
Small-MidCap Dividend Income Fund		211			(26)			—
		$2,494			$(3,292)			$5,914
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		SAM Flexible Income Portfolio
		September 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value(000	's)
Money Market Funds - 0.03%
Cash Account Trust - Government & Agency	55,402	$55
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 2.79%
Principal EDGE Active Income ETF (a)	149,500	6,071

Principal Funds, Inc. Institutional Class - 47.56%
Diversified International Fund (a)	564,040	6,543
Global Diversified Income Fund (a)	1,029,642	14,168
Global Real Estate Securities Fund (a)	554,059	5,252
High Yield Fund (a)	2,219,131	15,978
Inflation Protection Fund (a)	1,043,887	9,124
International Emerging Markets Fund (a)	96,880	2,195
LargeCap Growth Fund (a)	676,508	6,921
LargeCap Value Fund (a)	547,035	6,417
Preferred Securities Fund (a)	327,943	3,358
Real Estate Debt Income Fund (a)	438,302	4,308
Short-Term Income Fund (a)	1,637,357	20,041
Small-MidCap Dividend Income Fund (a)	613,569	9,161
		$103,466
Principal Variable Contracts Funds, Inc. Class 1 - 49.64%
Equity Income Account (a)	866,747	19,129
Government & High Quality Bond Account (a)	2,185,066	22,244
Income Account (a)	6,327,731	66,631
		$108,004
TOTAL INVESTMENT COMPANIES		$217,596
Total Investments		$217,596
Other Assets and Liabilities - (0.02)%		$(49)
TOTAL NET ASSETS - 100.00%		$217,547

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	67.91%
Domestic Equity Funds	19.13%
Specialty Funds	6.51%
International Equity Funds	6.44%
Investment Companies	0.03%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Flexible Income Portfolio
September 30, 2016 (unaudited)

	December 31,	December 31,					September 30,	September 30,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Core Plus Bond Account	442,110	$5,077	4,629	$53	446,739	$5,138	— $	—
Diversified International Fund	496,988	5,992	88,242	986	21,190	236	564,040	6,720
Equity Income Account	1,017,304	13,672	88,677	1,972	239,234	5,475	866,747	10,727
Global Diversified Income Fund	1,102,223	14,944	75,393	1,009	147,974	1,964	1,029,642	13,831
Global Real Estate Securities Fund	254,366	1,870	346,137	3,184	46,444	441	554,059	4,624
Government & High Quality Bond	2,323,031	22,935	178,450	1,832	316,415	3,283	2,185,066	21,564
Account
High Yield Fund	2,574,650	18,178	156,722	1,083	512,241	3,562	2,219,131	15,327
Income Account	6,746,577	67,504	445,707	4,692	864,553	9,153	6,327,731	62,863
Inflation Protection Fund	1,164,057	10,008	54,344	466	174,514	1,475	1,043,887	8,968
International Emerging Markets Fund	127,707	2,996	310	6	31,137	610	96,880	2,262
LargeCap Growth Fund	899,351	9,596	34,447	343	257,290	2,494	676,508	7,181
LargeCap Value Fund	774,738	9,910	17,793	203	245,496	2,817	547,035	6,907
Preferred Securities Fund	112,433	581	220,201	2,232	4,691	49	327,943	2,764
Principal EDGE Active Income ETF	—	—	149,500	5,787	—	—	149,500	5,787
Real Estate Debt Income Fund	—	—	466,932	4,501	28,630	282	438,302	4,223
Short-Term Income Fund	1,766,666	21,548	95,601	1,166	224,910	2,729	1,637,357	19,970
SmallCap Growth Fund I	21,899	223	—	—	21,899	234	—	—
Small-MidCap Dividend Income Fund	788,795	8,326	19,634	267	194,860	2,696	613,569	6,143
		$213,360		$29,782		$42,638		$199,861

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Core Plus Bond Account		$—			$8			$—
Diversified International Fund		—			(22)			—
Equity Income Account		508			558			933
Global Diversified Income Fund		532			(158)			—
Global Real Estate Securities Fund		45			11			—
Government & High Quality Bond Account		773			80			—
High Yield Fund		786			(372)			—
Income Account		2,969			(180)			—
Inflation Protection Fund		—			(31)			—
International Emerging Markets Fund		—			(130)			—
LargeCap Growth Fund		—			(264)			—
LargeCap Value Fund		—			(389)			—
Preferred Securities Fund		76			—			—
Principal EDGE Active Income ETF		63			—			—
Real Estate Debt Income Fund		51			4			—
Short-Term Income Fund		281			(15)			—
SmallCap Growth Fund I		—			11			—
Small-MidCap Dividend Income Fund		138			246			—
		$6,222			$(643)			$933
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		SAM Strategic Growth Portfolio
		September 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.64%	Shares Held	Value(000	's)
Money Market Funds - 0.64%
Cash Account Trust - Government & Agency	1,594,788	$1,595
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 4.51%
Principal EDGE Active Income ETF (a)	239,300	9,718
Principal US Small Cap Index ETF (a),(b)	60,100	1,509
		$11,227
Principal Funds, Inc. Class R-6 - 2.16%
Multi-Manager Equity Long/Short Fund (a),(b)	534,407	5,376

Principal Funds, Inc. Institutional Class - 80.42%
Diversified International Fund (a)	4,145,971	48,093
EDGE MidCap Fund (a)	442,820	5,354
Global Multi-Strategy Fund (a)	441,809	4,807
Global Real Estate Securities Fund (a)	1,027,996	9,745
International Small Company Fund (a)	475,856	4,868
LargeCap Growth Fund (a)	2,987,909	30,566
LargeCap Value Fund (a)	2,280,768	26,753
Origin Emerging Markets Fund (a)	2,015,326	18,521
Principal Capital Appreciation Fund (a)	626,155	37,488
Real Estate Debt Income Fund (a)	248,104	2,439
Small-MidCap Dividend Income Fund (a)	763,996	11,407
		$200,041
Principal Variable Contracts Funds, Inc. Class 1 - 12.91%
Equity Income Account (a)	1,454,663	32,104

TOTAL INVESTMENT COMPANIES		$250,343
Total Investments		$250,343
Other Assets and Liabilities - (0.64)%		$(1,587)
TOTAL NET ASSETS - 100.00%		$248,756

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	58.36%
International Equity Funds	32.66%
Fixed Income Funds	4.89%
Specialty Funds	4.09%
Investment Companies	0.64%
Other Assets and Liabilities	(0.64)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Strategic Growth Portfolio
September 30, 2016 (unaudited)

	December 31,	December 31,					September 30,	September 30,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Fund	3,917,353	$47,239	352,334	$3,851	123,716	$1,359	4,145,971	$49,583
EDGE MidCap Fund	—	—	448,764	5,177	5,944	72	442,820	5,105
Equity Income Account	1,422,410	17,012	155,626	3,457	123,373	2,744	1,454,663	17,731
Global Multi-Strategy Fund	1,787,200	19,700	26,472	279	1,371,863	14,596	441,809	4,816
Global Real Estate Securities Fund	1,079,728	9,045	27,167	255	78,899	708	1,027,996	8,566
International Small Company Fund	—	—	475,856	4,683	—	—	475,856	4,683
LargeCap Growth Fund	2,965,787	31,636	151,823	1,486	129,701	1,250	2,987,909	31,711
LargeCap Value Fund	2,306,645	29,451	99,299	1,128	125,176	1,402	2,280,768	28,944
MidCap Value Fund I	1,123,475	16,971	21,701	256	1,145,176	14,743	—	—
Multi-Manager Equity Long/Short	—	—	534,407	5,268	—	—	534,407	5,268
Fund
Origin Emerging Markets Fund	1,500,832	14,639	584,286	4,633	69,792	628	2,015,326	18,577
Principal Capital Appreciation Fund	645,685	34,836	17,151	971	36,681	2,058	626,155	33,566
Principal EDGE Active Income ETF	—	—	239,300	9,319	—	—	239,300	9,319
Principal US Small Cap Index ETF	—	—	60,100	1,515	—	—	60,100	1,515
Real Estate Debt Income Fund	—	—	250,534	2,406	2,430	24	248,104	2,382
SmallCap Growth Fund I	169,691	1,694	3,248	32	172,939	1,856	—	—
SmallCap Value Fund II	371,230	3,551	1,952	20	373,182	4,293	—	—
Small-MidCap Dividend Income Fund	758,383	8,776	50,309	694	44,696	598	763,996	8,836
		$234,550		$45,430		$46,331		$230,602

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Diversified International Fund		$—			$(148)			$—
EDGE MidCap Fund		—			—			—
Equity Income Account		880			6			1,614
Global Multi-Strategy Fund		—			(567)			—
Global Real Estate Securities Fund		97			(26)			—
International Small Company Fund		—			—			—
LargeCap Growth Fund		—			(161)			—
LargeCap Value Fund		—			(233)			—
MidCap Value Fund I		—			(2,484)			—
Multi-Manager Equity Long/Short Fund		—			—			—
Origin Emerging Markets Fund		—			(67)			—
Principal Capital Appreciation Fund		—			(183)			—
Principal EDGE Active Income ETF		100			—			—
Principal US Small Cap Index ETF		—			—			—
Real Estate Debt Income Fund		28			—			—
SmallCap Growth Fund I		—			130			—
SmallCap Value Fund II		—			722			—
Small-MidCap Dividend Income Fund		154			(36)			—
		$1,259			$(3,047)			$1,614
Amounts in thousands except shares

See accompanying notes.

     Schedule of Investments Short-Term Income Account September 30, 2016 (unaudited)

INVESTMENT COMPANIES - 2.23%	Shares Held	Value(000	's)			Principal
Money Market Funds - 2.23%				BONDS (continued)		Amount (000's)	Value (000's)
BlackRock Liquidity Funds FedFund Portfolio	3,845,409	$3,845		Automobile Asset Backed Securities (continued)
				CPS Auto Receivables Trust 2013-C
TOTAL INVESTMENT COMPANIES		$3,845		1.64%, 04/16/2018(a)		$9	$9
	Principal			4.30%, 08/15/2019(a)		250	254
BONDS- 97.08%	Amount (000's)	Value(000	's)	CPS Auto Receivables Trust 2013-D
				1.54%, 07/16/2018(a),(b)		36	36
Aerospace & Defense - 0.59%
Lockheed Martin Corp				CPS Auto Receivables Trust 2014-B
				1.11%, 11/15/2018(a)		49	49
1.85%, 11/23/2018	$500	$506
2.50%, 11/23/2020	500	516		CPS Auto Receivables Trust 2014-C
				1.31%, 02/15/2019(a),(b)		200	200
		$1,022		3.77%, 08/17/2020(a)		200	201
Agriculture - 0.82%
				CPS Auto Receivables Trust 2014-D
Cargill Inc				1.49%, 04/15/2019(a)		200	200
6.00%, 11/27/2017(a)	1,347	1,417
				CPS Auto Receivables Trust 2015-C
				1.77%, 06/17/2019(a)		400	401
Airlines - 1.02%
				CPSAuto Receivables Trust 2016-B
Delta Air Lines 2009-1 Class A Pass Through				2.07%, 11/15/2019(a)		204	204
Trust
7.75%, 06/17/2021	753	850		CPS Auto Receivables Trust 2016-C
				1.62%, 01/15/2020(a)		915	916
Delta Air Lines 2012-1 Class A Pass Through
Trust				CPS Auto Trust
				1.48%, 03/16/2020(a)		65	65
4.75%, 11/07/2021	411	444
				Ford Credit Auto Owner Trust 2015-REV2
UAL 2009-1 Pass Through Trust				2.44%, 01/15/2027(a),(b)		673	691
10.40%, 05/01/2018	42	42
				Ford Credit Auto Owner Trust 2016-REV2
UAL 2009-2A Pass Through Trust				2.03%, 12/15/2027(a)		750	756
9.75%, 01/15/2017	410	420
		$1,756		Ford Credit Auto Owner Trust/Ford Credit
				2014-RE	V1
Automobile Asset Backed Securities - 11.23%				2.26%, 11/15/2025(a),(b)		673	686
AmeriCredit Automobile Receivables 2015-4				Santander Drive Auto Receivables Trust 2013-
1.26%, 04/08/2019	330	330		1
AmeriCredit Automobile Receivables 2016-1				1.76%, 01/15/2019		436	437
1.52%, 06/10/2019	423	424		Santander Drive Auto Receivables Trust 2013-
AmeriCredit Automobile Receivables Trust				3
2013-1				2.42%, 04/15/2019		80	81
1.57%, 01/08/2019	266	266		Santander Drive Auto Receivables Trust 2013-
2.09%, 02/08/2019	255	256		5
AmeriCredit Automobile Receivables Trust				2.25%, 06/17/2019(b)		45	45
2013-5
2.86%, 12/09/2019(b)	1,202	1,224		Santander Drive Auto Receivables Trust 2014-
				1
AmeriCredit Automobile Receivables Trust				1.59%, 10/15/2018		41	41
2014-1
2.15%, 03/09/2020(b)	100	101		2.36%, 04/15/2020		997	1,004
2.54%, 06/08/2020(b)	875	886		2.91%, 04/15/2020		355	361
				Santander Drive Auto Receivables Trust 2014-
AmeriCredit Automobile Receivables Trust				2
2014-2
2.57%, 07/08/2020(b)	395	400		1.62%, 02/15/2019		146	147
				2.76%, 02/18/2020(b)		220	224
AmeriCredit Automobile Receivables Trust
2014-3
2.58%, 09/08/2020(b)	100	102		Santander Drive Auto Receivables Trust 2014-3
				2.13%, 08/17/2020(b)		273	274
AmeriCredit Automobile Receivables Trust				2.65%, 08/17/2020		115	117
2015-2
0.83%, 09/10/2018(b)	86	86		Santander Drive Auto Receivables Trust 2014-
				5
Capital Auto Receivables Asset Trust 2013-1				2.46%, 06/15/2020		165	167
1.74%, 10/22/2018	663	664		Santander Drive Auto Receivables Trust 2015-
2.19%, 09/20/2021	350	351		1
Capital Auto Receivables Asset Trust 2013-2				2.57%, 04/15/2021		375	380
3.30%, 06/20/2019	620	628		Santander Drive Auto Receivables Trust 2015-
Capital Auto Receivables Asset Trust 2013-3				2
2.32%, 07/20/2018	305	306		2.44%, 04/15/2021(b)		225	228
Capital Auto Receivables Asset Trust 2014-1				Westlake Automobile Receivables Trust 2015-
2.22%, 01/22/2019	648	652		1
2.84%, 04/22/2019	345	350		1.17%, 03/15/2018(a),(b)		42	42
Capital Auto Receivables Asset Trust 2014-2				2.29%, 11/16/2020(a)		250	251
2.03%, 12/20/2018	545	547		Westlake Automobile Receivables Trust 2015-
2.41%, 05/20/2019	90	91		2
Capital Auto Receivables Asset Trust 2016-2				1.28%, 07/16/2018(a),(b)		288	288
1.32%, 01/22/2019(b)	650	650

Capital Auto Receivables Asset Trust 2016-3
1.36%,04/22/2019 (b)	250	250		Westlake Automobile Receivables Trust 2015-3
				1.42%, 05/17/2021(a),(b)		568	566
CPS Auto Receivables Trust 2013-A
1.31%, 06/15/2020(a),(b)	355	353		Westlake Automobile Receivables Trust 2016-
				1
CPS Auto Receivables Trust 2013-B				1.82%, 01/15/2019(a)		407	408
1.82%, 09/15/2020(a),(b)	207	207

See accompanying notes.

Schedule of Investments
Short-Term Income Account
September 30, 2016 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Automobile Asset Backed Securities (continued)			Banks (continued)
Westlake Automobile Receivables Trust 2016-			PNC Financial Services Group Inc/The
2			5.63%, 02/01/2017	$269	$273
1.57%, 06/17/2019(a)	$500	$500	SunTrust Bank/Atlanta GA
		$19,353	7.25%, 03/15/2018	1,300	1,402
Automobile Floor Plan Asset Backed Securities - 0.39%			SunTrust Banks Inc
Volkswagen Credit Auto Master Trust			2.90%, 03/03/2021	500	520
0.88%, 07/22/2019(a),(b)	673	672	US Bank NA/Cincinnati OH
			1.22%, 10/28/2019(b)	841	839
Automobile Manufacturers - 1.78%			Wells Fargo & Co
Daimler Finance North America LLC			2.60%, 07/22/2020	673	687
1.26%, 03/02/2018(a),(b)	505	505	Wells Fargo Bank NA
1.38%, 08/01/2017(a)	336	336	1.65%, 01/22/2018	750	752
Ford Motor Credit Co LLC			6.00%, 11/15/2017	750	788
2.02%, 05/03/2019	400	401			$29,198
PACCAR Financial Corp			Beverages - 1.10%
1.45%, 03/09/2018	336	338	Anheuser-Busch InBev Finance Inc
2.20%, 09/15/2019	673	688	2.15%, 02/01/2019	586	596
Toyota Motor Credit Corp			PepsiCo Inc
1.20%, 04/06/2018	400	400	1.00%, 10/13/2017	250	250
2.10%, 01/17/2019	400	406	2.15%, 10/14/2020	500	513
		$3,074	SABMiller Holdings Inc
Banks- 16.94%			2.45%, 01/15/2017(a)	535	537
Bank of America Corp					$1,896
2.11%, 04/19/2021(b)	500	506	Biotechnology - 1.44%
2.60%, 01/15/2019	500	510	Amgen Inc
2.63%, 10/19/2020	750	765	2.20%, 05/22/2019	673	685
Bank of America NA			Biogen Inc
1.15%, 06/15/2017(b)	750	750	2.90%, 09/15/2020	1,000	1,039
5.30%, 03/15/2017	2,126	2,163	Gilead Sciences Inc
Bank of New York Mellon Corp/The			1.85%, 09/04/2018	250	253
2.05%, 05/03/2021	500	503	1.95%, 03/01/2022	250	250
2.20%, 05/15/2019	673	685	2.55%, 09/01/2020	250	258
2.50%, 04/15/2021	300	308			$2,485
BB&T Corp			Chemicals - 1.34%
1.42%, 02/01/2019(b)	336	337	Air Liquide Finance SA
2.05%, 05/10/2021	500	505	1.75%, 09/27/2021(a)	250	249
Branch Banking & Trust Co			Airgas Inc
1.12%, 05/23/2017(b)	450	450	1.65%, 02/15/2018	808	812
Capital One NA/Mclean VA			Chevron Phillips Chemical Co LLC / Chevron
1.46%, 02/05/2018(b)	673	674	Phillips Chemical Co LP
1.62%, 09/13/2019(b)	500	500	1.70%, 05/01/2018(a)	505	505
1.65%, 02/05/2018	673	674	2.45%, 05/01/2020(a)	168	170
1.85%, 09/13/2019	500	500	Westlake Chemical Corp
Citigroup Inc			4.63%, 02/15/2021(a)	455	475
1.70%, 04/27/2018	1,010	1,011	4.88%, 05/15/2023(a)	100	104
2.70%, 03/30/2021	900	920			$2,315
Fifth Third Bank/Cincinnati OH			Commercial Mortgage Backed Securities - 2.21%
1.63%, 09/27/2019	250	250	Ginnie Mae
2.25%, 06/14/2021	300	305	0.60%, 07/16/2054(b),(c)	2,831	130
2.30%, 03/15/2019	400	407	0.69%, 03/16/2049(b),(c)	4,133	143
Goldman Sachs Group Inc/The			0.77%, 09/16/2055(b),(c)	4,855	248
1.87%, 04/23/2020(b)	1,010	1,016	0.82%, 06/16/2055(b),(c)	5,513	270
1.92%, 11/15/2018(b)	841	848	0.83%, 01/16/2054(b),(c)	3,305	174
2.60%, 04/23/2020	400	407	0.86%, 10/16/2054(b),(c)	3,987	182
JPMorgan Chase & Co			0.87%, 03/16/2052(b),(c)	3,035	192
2.30%, 08/15/2021	500	501	0.89%, 10/16/2054(b),(c)	3,353	181
4.25%, 10/15/2020	500	542	0.92%, 01/16/2055(b),(c)	6,025	286
JPMorgan Chase Bank NA			0.93%, 02/16/2055(b),(c)	6,096	247
6.00%, 10/01/2017	2,020	2,107	0.95%, 10/16/2054(b),(c)	4,009	205
KeyBank NA/Cleveland OH			1.11%, 06/16/2045(b),(c)	7,566	472
1.70%, 06/01/2018	500	503	1.13%, 08/16/2042(b),(c)	8,719	523
2.35%, 03/08/2019	650	662	1.13%, 07/16/2056(b),(c)	582	41
Morgan Stanley			1.17%, 02/16/2046(b),(c)	5,829	369
1.88%, 01/05/2018	336	337	1.41%, 12/16/2036(b),(c)	2,349	151
2.10%, 04/21/2021(b)	1,500	1,529
					$3,814
2.13%, 04/25/2018	250	252	Commercial Services - 0.39%
5.50%, 07/24/2020	500	560	Equifax Inc
National City Bank/Cleveland OH			2.30%, 06/01/2021	200	202
1.20%, 06/07/2017(b)	500	500
			ERAC USA Finance LLC
PNC Bank NA			2.75%, 03/15/2017(a)	460	463
4.88%, 09/21/2017	1,145	1,181			$665
6.88%, 04/01/2018	250	269

See accompanying notes.

Schedule of Investments
Short-Term Income Account
September 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Computers - 1.91%			Finance - Mortgage Loan/Banker (continued)
Apple Inc			Fannie Mae (continued)
1.00%, 05/03/2018	$336	$335	1.63%, 01/21/2020	$6,214	$6,326
1.70%, 02/22/2019	200	202	1.75%, 09/12/2019	1,183	1,209
1.95%, 02/23/2021(b)	250	258	1.88%, 12/28/2020	2,500	2,570
Diamond 1 Finance Corp / Diamond 2 Finance			Freddie Mac
Corp			0.75%, 01/12/2018	1,000	1,000
3.48%, 06/01/2019(a)	600	617	1.38%, 05/01/2020	1,800	1,820
Hewlett Packard Enterprise Co			1.75%, 05/30/2019	1,500	1,531
2.45%, 10/05/2017(a)	500	504			$20,341
2.85%, 10/05/2018(a)	350	357	Food- 0.35%
International Business Machines Corp			Kraft Heinz Foods Co
1.95%, 02/12/2019	500	508	1.60%, 06/30/2017	336	337
2.25%, 02/19/2021	500	514	2.00%, 07/02/2018	269	271
		$3,295			$608
Credit Card Asset Backed Securities - 1.21%			Gas- 0.74%
Cabela's Credit Card Master Note Trust			Spire Inc
0.87%, 03/16/2020(b)	262	262	1.57%, 08/15/2017(b)	1,279	1,276
0.97%, 07/15/2022(b)	505	502
1.00%, 06/15/2020(a),(b)	336	336	Healthcare - Products - 1.35%
1.05%, 02/18/2020(a),(b)	478	478	Abbott Laboratories
1.17%, 08/16/2021(a),(b)	505	506	2.00%, 03/15/2020	847	862
		$2,084	Becton Dickinson and Co
Diversified Financial Services - 1.09%			1.80%, 12/15/2017	336	338
Murray Street Investment Trust I			2.68%, 12/15/2019	336	347
4.65%, 03/09/2017(b)	1,852	1,871	Medtronic Inc
			1.65%, 03/15/2020(b)	250	253
Electric - 4.24%			2.50%, 03/15/2020	505	522
Black Hills Corp					$2,322
2.50%, 01/11/2019	100	101	Healthcare - Services - 1.00%
Dominion Resources Inc/VA			Aetna Inc
1.40%, 09/15/2017	673	673	1.90%, 06/07/2019	200	202
2.96%, 07/01/2019(b)	300	308	Anthem Inc
Emera US Finance LP			5.88%, 06/15/2017	336	346
2.70%, 06/15/2021(a)	300	307	Roche Holdings Inc
Fortis Inc/Canada			1.18%, 09/30/2019(a),(b)	673	673
2.10%, 10/04/2021(a),(d)	250	249	UnitedHealth Group Inc
Indiantown Cogeneration LP			1.70%, 02/15/2019	500	503
9.77%, 12/15/2020	296	320			$1,724
NextEra Energy Capital Holdings Inc			Home Equity Asset Backed Securities - 0.94%
1.59%, 06/01/2017	336	337	ACE Securities Corp Home Equity Loan Trust
7.30%, 09/01/2067(b)	673	668	Series 2005-HE2
Public Service Co of New Mexico			1.25%, 04/25/2035(b)	70	70
7.95%, 05/15/2018	1,515	1,664	Asset Backed Securities Corp Home Equity
San Diego Gas & Electric Co			Loan Trust Series OOMC 2005-HE6
1.91%, 02/01/2022	159	158	1.29%, 07/25/2035(b)	140	140
Southern California Edison Co			Bayview Financial Acquisition Trust
1.85%, 02/01/2022	325	326	1.15%, 08/28/2044(b)	15	16
Southern Co/The			Centex Home Equity Loan Trust 2005-D
1.55%, 07/01/2018	200	201	0.96%, 10/25/2035(b)	141	141
Talen Energy Supply LLC			Home Equity Asset Trust 2005-4
6.50%, 05/01/2018	168	173	1.23%, 10/25/2035(b)	307	303
Texas-New Mexico Power Co			JP Morgan Mortgage Acquisition Corp 2005-
9.50%, 04/01/2019(a)	202	235	OPT1
TransAlta Corp			0.98%, 06/25/2035(b)	71	71
6.90%, 05/15/2018(b)	1,515	1,584	New Century Home Equity Loan Trust 2005-
		$7,304	3
Electronics - 0.28%			1.01%, 07/25/2035(b)	14	14
Fortive Corp			RASC Series 2005-AHL2 Trust
1.80%, 06/15/2019(a)	175	175	0.88%, 10/25/2035(b)	151	150
2.35%, 06/15/2021(a)	300	304	RASC Series 2005-EMX2 Trust
		$479	1.04%, 07/25/2035(b)	134	133
Engineering & Construction - 0.24%			Structured Asset Securities Corp Mortgage
SBA Tower Trust			Loan Trust Series 2005-GEL4
2.88%, 07/15/2046(a)	400	407	1.45%, 08/25/2035(b)	123	121
			Terwin Mortgage Trust Series TMTS 2005-
Finance - Mortgage Loan/Banker - 11.80%			14HE
Fannie Mae			4.85%, 08/25/2036(b)	88	90
1.00%, 08/28/2019	500	500	Wells Fargo Home Equity Asset-Backed
1.38%, 02/26/2021	3,250	3,271	Securities 2004-2 Trust
1.50%, 06/22/2020	335	340	1.37%, 10/25/2034(b)	35	35
1.50%, 11/30/2020	1,500	1,520	5.00%, 10/25/2034	334	333
1.63%, 11/27/2018	250	254			$1,617

See accompanying notes.

Schedule of Investments
Short-Term Income Account
September 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Home Furnishings - 0.59%			Mortgage Backed Securities (continued)
Samsung Electronics America Inc			Banc of America Mortgage Trust 2005-7
1.75%, 04/10/2017(a)	$1,010	$1,012	5.00%, 08/25/2020	$2	$2
			BCAP LLC 2011-RR11 Trust
Housewares - 0.24%			3.13%, 03/26/2035(a),(b)	185	185
Newell Brands Inc			CHL Mortgage Pass-Through Trust 2003-46
2.60%, 03/29/2019	200	204	2.83%, 01/19/2034(b)	66	66
3.85%, 04/01/2023	200	213	CHL Mortgage Pass-Through Trust 2004-J1
		$417	4.50%, 01/25/2019(b)	9	9
Insurance - 5.56%			CHL Mortgage Pass-Through Trust 2004-J7
Berkshire Hathaway Finance Corp			5.00%, 09/25/2019	48	49
1.60%, 05/15/2017	510	512	Credit Suisse First Boston Mortgage Securities
1.70%, 03/15/2019	500	505	Corp
Berkshire Hathaway Inc			5.00%, 09/25/2019	10	9
2.20%, 03/15/2021	400	411	Credit Suisse Mortgage Capital Certificates
2.75%, 03/15/2023	500	520	2.73%, 07/27/2037(a),(b)	24	24
Hartford Financial Services Group Inc/The			CSFB Mortgage-Backed Trust Series 2004-7
8.13%, 06/15/2068(b)	1,028	1,123	5.00%, 10/25/2019	38	38
MassMutual Global Funding II			CSFB Mortgage-Backed Trust Series 2004-
2.00%, 04/05/2017(a)	370	371	AR4
2.10%, 08/02/2018(a)	505	513	1.49%, 05/25/2034(b)	50	48
2.35%, 04/09/2019(a)	495	506	Freddie Mac REMICS
Metropolitan Life Global Funding I			0.97%, 06/15/2023(b)	1	1
2.30%, 04/10/2019(a)	1,173	1,196	Ginnie Mae
New York Life Global Funding			4.50%, 08/20/2032	6	6
1.45%, 12/15/2017(a)	250	251	GSMSC Pass-Through Trust 2009-4R
1.95%, 02/11/2020(a)	808	818	0.97%, 12/26/2036(a),(b)	192	189
2.00%, 04/13/2021(a)	400	404	JP Morgan Mortgage Trust 2004-A3
2.15%, 06/18/2019(a)	774	790	2.90%, 07/25/2034(b)	41	41
Prudential Financial Inc			JP Morgan Mortgage Trust 2004-S1
8.88%, 06/15/2068(b)	1,500	1,665	5.00%, 09/25/2034	142	145
		$9,585	JP Morgan Resecuritization Trust Series 2010-
Internet - 0.41%			4
Amazon.com Inc			2.57%, 10/26/2036(a),(b)	31	31
2.60%, 12/05/2019	673	698	MASTR Alternative Loan Trust 2003-9
			6.50%, 01/25/2019	57	58
Machinery - Diversified - 0.51%			MASTR Asset Securitization Trust 2004-11
John Deere Capital Corp			5.00%, 12/25/2019	11	11
1.35%, 01/16/2018	173	174	MASTR Asset Securitization Trust 2004-9
2.05%, 03/10/2020	700	712	5.00%, 09/25/2019	23	23
		$886	PHH Mortgage Trust Series 2008-CIM1
Manufactured Housing Asset Backed Securities - 0.02%			5.22%, 06/25/2038	184	183
Conseco Financial Corp			Prime Mortgage Trust 2005-2
			5.25%, 07/25/2020(b)	86	87
7.70%, 09/15/2026	31	33
Mid-State Trust IV			Provident Funding Mortgage Loan Trust 2005-
8.33%, 04/01/2030	6	6	1
			1.11%, 05/25/2035(b)	254	244
		$39
Media- 0.64%			RALI Series 2003-QS23 Trust
Time Warner Cable LLC			5.00%, 12/26/2018	114	114
8.25%, 04/01/2019	505	582	RALI Series 2004-QS3 Trust
Walt Disney Co/The			5.00%, 03/25/2019	52	50
2.30%, 02/12/2021	500	515	RBSSP Resecuritization Trust 2009-7
			0.92%, 06/26/2037(a),(b)	43	41
		$1,097	5.00%, 09/26/2036(a),(b)	15	15
Mining - 0.49%			Sequoia Mortgage Trust 2013-4
Glencore Finance Canada Ltd			1.55%, 04/25/2043(b)	67	65
2.70%, 10/25/2017(a),(b)	841	842
			Sequoia Mortgage Trust 2013-8
			2.25%, 06/25/2043(b)	554	553
Miscellaneous Manufacturers - 0.48%			Springleaf Mortgage Loan Trust 2013-1
General Electric Co			1.27%, 06/25/2058(a),(b)	1,481	1,479
5.55%, 05/04/2020	101	114	2.31%, 06/25/2058(a),(b)	377	376
5.63%, 09/15/2017	168	175	3.14%, 06/25/2058(a)	217	216
Ingersoll-Rand Global Holding Co Ltd			4.44%, 06/25/2058(a)	516	516
6.88%, 08/15/2018	490	539	Springleaf Mortgage Loan Trust 2013-2
		$828	1.78%, 12/25/2065(a)	250	249
Mortgage Backed Securities - 3.42%			3.52%, 12/25/2065(a),(b)	688	692
Adjustable Rate Mortgage Trust 2004-2
1.67%, 02/25/2035(b)	9	9	WaMu Mortgage Pass-Through Certificates
			Series 2003-S8 Trust
Alternative Loan Trust 2004-J8			5.00%, 09/25/2018	10	10
6.00%, 02/25/2017	5	5			$5,896
Banc of America Funding 2004-1 Trust			Oil & Gas - 2.43%
5.25%, 02/25/2019	10	10	BP Capital Markets PLC
Banc of America Funding 2004-3 Trust			4.75%, 03/10/2019	673	725
4.75%, 09/25/2019	47	47

See accompanying notes.

Schedule of Investments
Short-Term Income Account
September 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Oil & Gas (continued)			Pharmaceuticals (continued)
Chevron Corp			Merck & Co Inc
1.72%, 06/24/2018	$875	$883	1.10%, 01/31/2018	$673	$674
Phillips 66					$2,528
2.95%, 05/01/2017	1,010	1,019	Pipelines - 2.50%
Shell International Finance BV			Buckeye Partners LP
2.13%, 05/11/2020	505	512	2.65%, 11/15/2018	649	656
Total Capital International SA			Columbia Pipeline Group Inc
1.38%, 08/10/2018(b)	370	371	2.45%, 06/01/2018	168	169
1.55%, 06/28/2017	673	675	3.30%, 06/01/2020	168	174
		$4,185	Florida Gas Transmission Co LLC
Other Asset Backed Securities - 4.64%			7.90%, 05/15/2019(a)	559	634
Ameriquest Mortgage Securities Inc Asset-			Hiland Partners Holdings LLC / Hiland
Backed Pass-Through Ctfs Ser 2004-R11			Partners Finance Corp
1.13%, 11/25/2034(b)	10	10	5.50%, 05/15/2022(a)	33	34
Ameriquest Mortgage Securities Inc Asset-			7.25%, 10/01/2020(a)	719	745
Backed Pass-Through Ctfs Ser 2005-R1			TransCanada PipeLines Ltd
1.20%, 03/25/2035(b)	114	114	6.35%, 05/15/2067(b)	1,205	959
Citigroup Mortgage Loan Trust Inc			Williams Partners LP / ACMP Finance Corp
0.96%, 07/25/2035(b)	16	16	4.88%, 05/15/2023	400	405
Drug Royalty II LP 2			6.13%, 07/15/2022	505	524
3.48%, 07/15/2023(a),(b)	651	641			$4,300
Drug Royalty III LP 1			Real Estate - 0.34%
3.98%, 04/15/2027(a),(b)	243	242	Prologis LP
Fieldstone Mortgage Investment Trust Series			7.38%, 10/30/2019	499	580
2005-1
1.61%, 03/25/2035(b)	3	3	REITS- 1.02%
First Franklin Mortgage Loan Trust 2005-			Alexandria Real Estate Equities Inc
FF4			2.75%, 01/15/2020	510	518
1.17%, 05/25/2035(b)	11	11	American Tower Trust I
JP Morgan Mortgage Acquisition Corp 2005-			1.55%, 03/15/2043(a)	100	100
OPT2			Digital Realty Trust LP
0.82%, 12/25/2035(b)	27	27	3.40%, 10/01/2020	300	313
MVW Owner Trust 2015-1			Healthcare Realty Trust Inc
2.52%, 12/20/2032(a),(b)	648	652	5.75%, 01/15/2021	343	389
MVW Owner Trust 2016-1			Kimco Realty Corp
2.25%, 12/20/2033(a)	493	492	4.30%, 02/01/2018	336	346
OneMain Financial Issuance Trust 2014-1			WEA Finance LLC / Westfield UK & Europe
2.43%, 06/18/2024(a),(b)	662	663	Finance PLC
OneMain Financial Issuance Trust 2014-2			1.75%, 09/15/2017(a)	100	100
2.47%, 09/18/2024(a)	1,114	1,117			$1,766
OneMain Financial Issuance Trust 2015-2			Retail - 0.42%
2.57%, 07/18/2025(a)	740	743	Home Depot Inc/The
PFS Financing Corp			2.00%, 04/01/2021	200	203
1.12%, 02/15/2019(a),(b)	505	505	McDonald's Corp
1.12%, 10/15/2019(a),(b)	336	335	2.75%, 12/09/2020	500	519
1.14%, 04/15/2020(a),(b)	536	532
1.47%, 02/15/2019(a),(b)	260	259			$722
			Savings & Loans - 0.00%
PFS Tax Lien Trust 2014-1			Washington Mutual Bank / Henderson NV
1.44%, 05/15/2029(a),(b)	281	280	0.00%, 01/15/2013(e),(f),(g)	200	—
RAAC Series 2006-RP2 Trust
0.77%, 02/25/2037(a),(b)	73	73
			Software - 1.11%
RAMP Series 2005-RZ4 Trust			Microsoft Corp
0.93%, 11/25/2035(b)	89	88
			1.10%, 08/08/2019	500	498
Soundview Home Loan Trust 2005-CTX1			1.30%, 11/03/2018	250	251
0.95%, 11/25/2035(b)	116	116
			1.85%, 02/12/2020	338	344
Structured Asset Investment Loan Trust 2005-			Oracle Corp
4			1.90%, 09/15/2021	200	201
1.19%, 05/25/2035(b)	103	102
			2.25%, 10/08/2019	250	256
Trafigura Securitisation Finance PLC 2014-1			5.75%, 04/15/2018	336	359
1.47%, 10/15/2018(a),(b)	471	467
					$1,909
Verizon Owner Trust 2016-1			Student Loan Asset Backed Securities - 3.30%
1.42%, 01/20/2021(a),(b)	500	501
			KeyCorp Student Loan Trust 2004-A
		$7,989	1.03%, 10/28/2041(b)	41	41
Pharmaceuticals - 1.47%			KeyCorp Student Loan Trust 2006-A
AbbVie Inc			1.16%, 09/27/2035(b)	1,478	1,461
1.80%, 05/14/2018	202	203	SLC Private Student Loan Trust 2006-A
2.30%, 05/14/2021	200	202	0.85%, 07/15/2036(b)	1,198	1,195
2.50%, 05/14/2020	336	342	SLC Private Student Loan Trust 2010-B
Actavis Funding SCS			4.02%, 07/15/2042(a),(b)	107	110
1.85%, 03/01/2017	336	337	SLM Private Credit Student Loan Trust 2002-
2.35%, 03/12/2018	505	510	A
Mead Johnson Nutrition Co			1.40%, 12/16/2030(b)	669	653
3.00%, 11/15/2020	250	260

See accompanying notes.

     Schedule of Investments Short-Term Income Account September 30, 2016 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Student Loan Asset Backed Securities (continued)			Government National Mortgage Association (GNMA) (continued)
SLM Private Credit Student Loan Trust 2004-			10.00%, 02/15/2025	$1	$1
A			10.00%, 09/15/2018	1	1
1.25%, 06/15/2033(b)	$220	$207	10.00%, 09/15/2018	1	1
SLM Private Credit Student Loan Trust 2004-			10.00%, 02/15/2019	11	11
B					$24
1.05%, 06/15/2021(b)	167	167	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
SLM Private Credit Student Loan Trust 2005-			OBLIGATIONS		$312
B			Total Investments		$171,446
1.03%, 03/15/2023(b)	247	246	Other Assets and Liabilities - 0.51%		$881
1.12%, 12/15/2023(b)	235	228	TOTAL NET ASSETS - 100.00%		$172,327
SLM Private Credit Student Loan Trust 2006-
A
1.04%, 12/15/2023(b)	97	96	(a)	Security exempt from registration under Rule 144A of the Securities Act of
SLM Private Education Loan Trust 2013-A			1933. These securities may be resold in transactions exempt from
1.12%, 08/15/2022(a),(b)	262	263	registration, normally to qualified institutional buyers. At the end of the
1.77%, 05/17/2027(a)	365	365	period, the value of these securities totaled $39,752 or 23.07% of net
SLM Private Education Loan Trust 2013-B			assets.
1.17%, 07/15/2022(a),(b)	169	170	(b)	Variable Rate. Rate shown is in effect at September 30, 2016.
1.85%, 06/17/2030(a),(b)	336	336	(c) Security is an Interest Only Strip.
SLM Private Education Loan Trust 2014-A			(d) Security purchased on a when-issued basis.
1.12%, 07/15/2022(a),(b)	157	157	(e) Non-Income Producing Security
		$5,695	(f)	Security is Illiquid. At the end of the period, the value of these securities
Telecommunications - 2.61%			totaled $0 or 0.00% of net assets.
AT&T Inc			(g)	Fair value of these investments is determined in good faith by the Manager
2.45%, 06/30/2020	538	548	under procedures established and periodically reviewed by the Board of
2.80%, 02/17/2021	500	514	Directors. At the end of the period, the fair value of these securities totaled
3.60%, 02/17/2023	500	527	$0 or 0.00% of net assets.
Cisco Systems Inc
2.20%, 02/28/2021	250	256
4.95%, 02/15/2019	500	542
GTP Acquisition Partners I LLC			Portfolio Summary (unaudited)
2.35%, 06/15/2045(a)	350	349	Sector		Percent
Verizon Communications Inc			Financial		24.95%
1.38%, 08/15/2019	300	299	Asset Backed Securities		21.73%
2.61%, 09/14/2018(b)	336	345	Government		11.80%
3.65%, 09/14/2018	750	783	Consumer, Non-cyclical		7.92%
Vodafone Group PLC			Mortgage Securities		5.81%
1.63%, 03/20/2017	336	336	Utilities		4.98%
		$4,499	Energy		4.93%
Transportation - 0.30%			Consumer, Cyclical		4.05%
Ryder System Inc			Communications		3.66%
2.45%, 11/15/2018	505	514	Technology		3.02%
			Industrial		2.58%
Trucking & Leasing - 0.18%			Investment Companies		2.23%
Penske Truck Leasing Co Lp / PTL Finance			Basic Materials		1.83%
Corp			Other Assets and Liabilities		0.51%
3.75%, 05/11/2017(a)	303	307	TOTAL NET ASSETS		100.00%

TOTAL BONDS		$167,289
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - 0.18%	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.01%
2.75%, 09/01/2035(b)	$21	$22
6.00%, 05/01/2017	1	1
		$23
Federal National Mortgage Association (FNMA) - 0.15%
2.39%, 04/01/2033(b)	87	90
2.45%, 12/01/2032(b)	16	16
2.63%, 01/01/2035(b)	19	20
2.65%, 02/01/2037(b)	38	41
2.67%, 11/01/2032(b)	4	5
2.87%, 08/01/2034(b)	12	12
2.95%, 07/01/2034(b)	33	34
3.00%, 02/01/2035(b)	5	5
3.13%, 12/01/2033(b)	26	28
4.23%, 11/01/2035(b)	2	2
8.00%, 05/01/2027	12	12
		$265
Government National Mortgage Association (GNMA) - 0.02%
9.00%, 12/15/2020	2	2
10.00%, 05/15/2020	4	4
10.00%, 06/15/2020	4	4

See accompanying notes.

Schedule of Investments
SmallCap Account
September 30, 2016 (unaudited)

COMMON STOCKS - 98.94%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Apparel - 0.39%				Diversified Financial Services - 1.52%
Skechers U.S.A. Inc (a)	35,070	$803		Evercore Partners Inc - Class A	28,970	$1,492
				Houlihan Lokey Inc	25,120	629
Automobile Parts & Equipment - 3.44%				Moelis & Co	21,300	573
Cooper Tire & Rubber Co	87,024	3,309		Piper Jaffray Cos (a)	8,101	392
Tenneco Inc (a)	18,290	1,066				$3,086
Visteon Corp	36,430	2,610		Electric - 2.63%
		$6,985		Avista Corp	68,556	2,865
Banks - 9.47%				Portland General Electric Co	58,520	2,492
Cathay General Bancorp	42,970	1,323				$5,357
CenterState Banks Inc	37,000	656		Electrical Components & Equipment - 3.03%
Central Pacific Financial Corp	73,710	1,857		Advanced Energy Industries Inc (a)	54,539	2,581
Chemical Financial Corp	14,040	620		EnerSys	32,900	2,276
FCB Financial Holdings Inc (a)	34,229	1,315		Insteel Industries Inc	35,820	1,298
First Busey Corp	14,450	327				$6,155
First Merchants Corp	12,530	335		Electronics - 2.61%
First of Long Island Corp/The	11,065	367		Fluidigm Corp (a)	9,738	78
Great Western Bancorp Inc	80,080	2,668		II-VI Inc (a)	65,180	1,586
Hanmi Financial Corp	23,970	631		Itron Inc (a)	18,650	1,040
IBERIABANK Corp	44,400	2,980		Vishay Intertechnology Inc	184,420	2,598
Kearny Financial Corp/MD	64,299	875				$5,302
PacWest Bancorp	52,400	2,248		Engineering & Construction - 3.07%
TCF Financial Corp	93,680	1,359		Argan Inc	23,100	1,367
Towne Bank/Portsmouth VA	22,800	548		Dycom Industries Inc (a)	15,810	1,293
Union Bankshares Corp	24,960	668		EMCOR Group Inc	25,000	1,491
WesBanco Inc	14,560	479		MasTec Inc (a)	70,410	2,094
		$19,256				$6,245
Biotechnology - 2.49%				Entertainment - 3.18%
Acceleron Pharma Inc (a)	11,540	418		Isle of Capri Casinos Inc (a)	62,435	1,391
Aratana Therapeutics Inc (a)	47,621	446		Marriott Vacations Worldwide Corp	31,680	2,323
Bellicum Pharmaceuticals Inc (a)	8,580	171		Vail Resorts Inc	17,580	2,758
Bluebird Bio Inc (a)	1,728	117				$6,472
Cambrex Corp (a)	19,320	859
				Environmental Control - 0.31%
Cytokinetics Inc - Warrants(a),(b),(c)	12,207	8		Energy Recovery Inc (a)	40,012	639
DNIB Unwind Inc - Warrants (a),(b),(c)	1,938	—
Epizyme Inc (a)	9,950	98
FibroGen Inc (a)	11,520	238		Food - 2.24%
Flex Pharma Inc (a)	15,370	181		Cal-Maine Foods Inc	26,278	1,013
				Dean Foods Co	114,940	1,885
Genocea Biosciences Inc (a)	25,380	130		SUPERVALU Inc (a)	332,010	1,657
Insmed Inc (a)	23,470	341
Intercept Pharmaceuticals Inc (a)	1,310	216				$4,555
MacroGenics Inc (a)	13,570	406		Gas - 1.17%
NewLink Genetics Corp (a)	8,090	121		Southwest Gas Corp	34,030	2,377
Seattle Genetics Inc (a)	5,690	307
Spark Therapeutics Inc (a)	3,420	205		Healthcare - Products - 3.66%
				Cynosure Inc (a)	44,760	2,280
Ultragenyx Pharmaceutical Inc (a)	7,330	520
				ICU Medical Inc (a)	24,490	3,095
Versartis Inc (a)	22,610	277
				K2M Group Holdings Inc (a)	46,040	819
		$5,059		Nevro Corp (a)	9,200	960
Building Materials - 2.53%				STAAR Surgical Co (a)	30,450	286
NCI Building Systems Inc (a)	73,865	1,078
						$7,440
Universal Forest Products Inc	24,660	2,429		Healthcare - Services - 1.47%
US Concrete Inc (a)	35,475	1,634
				HealthSouth Corp	64,980	2,636
		$5,141		Natera Inc (a)	12,120	135
Chemicals - 0.69%				Teladoc Inc (a)	11,770	215
Cabot Corp	26,840	1,407				$2,986
				Home Builders - 0.94%
Commercial Services - 4.69%				Installed Building Products Inc (a)	53,475	1,918
ABM Industries Inc	47,990	1,905
AMN Healthcare Services Inc (a)	24,940	795
				Insurance - 3.54%
Insperity Inc	27,690	2,011
Live Nation Entertainment Inc (a)	37,461	1,030		American Financial Group Inc/OH	32,700	2,453
Navigant Consulting Inc (a)	58,680	1,187		Argo Group International Holdings Ltd	22,944	1,295
PAREXEL International Corp (a)	37,640	2,614		Employers Holdings Inc	33,960	1,013
				MGIC Investment Corp (a)	152,429	1,219
		$9,542		Primerica Inc	22,880	1,213
Computers - 3.75%						$7,193
CACI International Inc (a)	25,190	2,542
ExlService Holdings Inc (a)	36,020	1,795		Internet - 1.61%
Manhattan Associates Inc (a)	30,430	1,753		CDW Corp/DE	37,873	1,732
				GoDaddy Inc (a)	44,609	1,540
SecureWorks Corp (a)	31,214	391
Sykes Enterprises Inc (a)	40,570	1,141				$3,272
				Investment Companies - 0.03%
		$7,622		THL Credit Inc	5,954	57
Distribution & Wholesale - 0.65%
SiteOne Landscape Supply Inc (a)	36,530	1,313

See accompanying notes.

     Schedule of Investments SmallCap Account September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Leisure Products & Services - 0.71%				Savings & Loans - 1.82%
Planet Fitness Inc (a)	72,240	$1,450		Banc of California Inc	25,140	$439
				Flagstar Bancorp Inc (a)	30,180	837
Machinery - Construction & Mining - 0.80%				Oritani Financial Corp	29,870	470
Astec Industries Inc	27,050	1,620		Pacific Premier Bancorp Inc (a)	20,210	535
				Provident Financial Services Inc	66,440	1,410
Machinery - Diversified - 0.82%						$3,691
Gerber Scientific Inc (a),(b),(c)	1,974	—		Semiconductors - 1.24%
Manitowoc Foodservice Inc (a)	102,836	1,668		Entegris Inc (a)	88,520	1,542
		$1,668		Qorvo Inc (a)	17,459	973
Metal Fabrication & Hardware - 0.78%						$2,515
Atkore International Group Inc (a)	55,567	1,041		Software - 5.97%
Global Brass & Copper Holdings Inc	18,935	547		Apptio Inc (a)	16,500	358
		$1,588		Aspen Technology Inc (a)	67,850	3,175
Mining - 0.38%				Atlassian Corp PLC (a)	32,220	966
US Silica Holdings Inc	16,780	781		Black Knight Financial Services Inc (a)	32,430	1,326
				Blackbaud Inc	40,450	2,683
Miscellaneous Manufacturers - 2.01%				SYNNEX Corp	31,790	3,628
AO Smith Corp	14,970	1,479				$12,136
Trinseo SA	46,190	2,612		Telecommunications - 3.25%
		$4,091		Gigamon Inc (a)	25,740	1,410
Oil & Gas - 3.64%				Leap Wireless International Inc - Rights	1,375	4
Callon Petroleum Co (a)	71,140	1,117		(a),(b),(c)
Carrizo Oil & Gas Inc (a)	22,440	911		NETGEAR Inc (a)	32,530	1,968
Murphy USA Inc (a)	32,050	2,287		Plantronics Inc	47,360	2,461
PDC Energy Inc (a)	11,860	795		West Corp	34,300	757
Rice Energy Inc (a)	36,230	946				$6,600
RSP Permian Inc (a)	23,559	914		TOTAL COMMON STOCKS		$201,178
Western Refining Inc	16,400	434		INVESTMENT COMPANIES - 1.85%	Shares Held	Value (000's)
		$7,404		Money Market Funds - 1.85%
Oil & Gas Services - 0.48%				BlackRock Liquidity Funds FedFund Portfolio	3,766,399	3,766
Pioneer Energy Services Corp (a)	97,350	393
Superior Energy Services Inc	32,310	579		TOTAL INVESTMENT COMPANIES		$3,766
		$972		Total Investments		$204,944
Packaging & Containers - 0.76%				Other Assets and Liabilities - (0.79)%		$(1,610)
Graphic Packaging Holding Co	111,170	1,555		TOTAL NET ASSETS - 100.00%		$203,334

Pharmaceuticals - 4.58%
Array BioPharma Inc (a)	57,830	390		(a) Non-Income Producing Security
Concert Pharmaceuticals Inc (a)	14,250	144		(b)		Security is Illiquid. At the end of the period, the value of these securities
DexCom Inc (a)	6,960	610		totaled $12 or 0.01% of net assets.
Nektar Therapeutics (a)	34,830	598		(c)		Fair value of these investments is determined in good faith by the Manager
Neurocrine Biosciences Inc (a)	5,940	301		under procedures established and periodically reviewed by the Board of
Portola Pharmaceuticals Inc (a)	5,920	135		Directors. At the end of the period, the fair value of these securities totaled
PRA Health Sciences Inc (a)	56,720	3,205		$12 or 0.01% of net assets.
Prestige Brands Holdings Inc (a)	59,739	2,884
ProQR Therapeutics NV (a)	9,412	63
Proteon Therapeutics Inc (a)	21,640	202
Revance Therapeutics Inc (a)	9,070	147		Portfolio Summary (unaudited)
SCYNEXIS Inc (a)	23,610	91		Sector		Percent
TESARO Inc (a)	1,220	122		Financial		25.06%
Vanda Pharmaceuticals Inc (a)	25,511	425		Consumer, Non-cyclical		19.13%
		$9,317		Industrial		16.72%
REITS - 8.68%				Consumer, Cyclical		13.22%
Armada Hoffler Properties Inc	78,720	1,055		Technology		10.96%
CYS Investments Inc	167,340	1,459		Communications		4.86%
First Industrial Realty Trust Inc	101,760	2,872		Energy		4.12%
Highwoods Properties Inc	46,740	2,436		Utilities		3.80%
Kite Realty Group Trust	66,710	1,849		Investment Companies		1.85%
Mack-Cali Realty Corp	102,500	2,790		Basic Materials		1.07%
MedEquities Realty Trust Inc (a)	102,315	1,202		Other Assets and Liabilities		(0.79)%
Monmouth Real Estate Investment Corp	36,630	523		TOTAL NET ASSETS		100.00%
QTS Realty Trust Inc	29,710	1,570
Ramco-Gershenson Properties Trust	101,110	1,895
		$17,651
Retail - 3.91%
At Home Group Inc (a)	43,761	663
Caleres Inc	94,700	2,395
GMS Inc (a)	37,051	824
Michaels Cos Inc/The (a)	66,480	1,607
Red Robin Gourmet Burgers Inc (a)	16,376	736
Rite Aid Corp (a)	86,880	668
Tile Shop Holdings Inc (a)	64,290	1,064
		$7,957

See accompanying notes.

Glossary to the Schedule of Investments
September 30, 2016 (unaudited)

Currency Abbreviations
USD/$	United States Dollar

See accompanying notes.

At September 30, 2016, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Balanced Account	$3,321	$(612)	$2,709	$40,425
Bond Market Index Account	60,230	(2,530)	57,700	2,205,087
Core Plus Bond Account	8,862	(3,822)	5,040	323,113
Diversified Balanced Account	180,230	(4,866)	175,364	921,579
Diversified Balanced Managed Volatility Account	6,335	(1,005)	5,330	158,542
Diversified Growth Account	530,979	(28,893)	502,086	3,011,868
Diversified Growth Managed Volatility Account	12,549	(2,602)	9,947	293,517
Diversified Income Account	17,733	(920)	16,813	224,967
Diversified International Account	39,800	(7,343)	32,457	228,500
Equity Income Account	213,503	(9,999)	203,504	337,372
Government & High Quality Bond Account	7,059	(5,999)	1,060	259,773
Income Account	15,237	(2,544)	12,693	222,228
International Emerging Markets Account	13,839	(2,157)	11,682	80,170
LargeCap Growth Account	19,339	(1,226)	18,113	86,075
LargeCap Growth Account I	64,136	(6,100)	58,036	191,667
LargeCap S&P 500 Index Account	643,170	(61,347)	581,823	1,656,116
LargeCap S&P 500 Managed Volatility Index Account	22,787	(8,745)	14,042	180,410
LargeCap Value Account	10,529	(2,653)	7,876	128,044
MidCap Account	207,139	(13,325)	193,814	423,810
Multi-Asset Income Account	—	—	—	116
Principal Capital Appreciation Account	43,394	(1,866)	41,528	114,187
Principal LifeTime 2010 Account	3,024	(1,165)	1,859	41,759
Principal LifeTime 2020 Account	15,055	(6,946)	8,109	186,282
Principal LifeTime 2030 Account	9,403	(3,497)	5,906	119,335
Principal LifeTime 2040 Account	3,279	(1,858)	1,421	47,810
Principal LifeTime 2050 Account	1,818	(881)	937	25,624
Principal LifeTime 2060 Account	77	(88)	(11)	2,648
Principal LifeTime Strategic Income Account	1,817	(481)	1,336	24,286
Real Estate Securities Account	47,565	(995)	46,570	126,889
SAM Balanced Portfolio	91,031	(11,558)	79,473	721,162
SAM Conservative Balanced Portfolio	15,904	(1,873)	14,031	196,743
SAM Conservative Growth Portfolio	33,081	(7,188)	25,893	277,323
SAM Flexible Income Portfolio	16,255	(1,305)	14,950	202,646
SAM Strategic Growth Portfolio	22,914	(6,180)	16,734	233,609
Short-Term Income Account	1,823	(908)	915	170,531
SmallCap Account	31,065	(10,463)	20,602	184,342

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”), SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”), along with Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, and Multi-Asset Income Account invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.  In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value.

Balanced Account, Bond Market Index Account, Core Plus Bond Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, LargeCap Value Account, MidCap Account, Principal Capital Appreciation Account, Real Estate Securities Account, Short-Term Income Account, and SmallCap Blend Account “known as the Accounts” value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the “Manager”) under procedures established and periodically reviewed by the Accounts’ Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset value are reflected in the Accounts’ net asset value. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each Account invests in foreign securities listed on foreign exchanges which trade on days on which the Account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each Accounts’ net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Accounts’ Board of Directors as may occasionally be necessary.

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

-Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

-Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

-Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Accounts’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Accounts’ Board of Directors. The Manager has established a Valuation

Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Accounts’ assets and liabilities. There were no significant transfers into or out of Level 3. The table below shows the amounts that were transferred from Level 2 to Level 1 due to the resumption of trading for a previous thinly traded security.

Core Plus Bond Account   $398,100

The following is a summary of the inputs used as of September 30, 2016 in valuing the Accounts' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Balanced Account
Bonds*	$—	$10,251	$—	$10,251
Common Stocks*	25,129	—	—	25,129
Investment Companies*	743	—	—	743
Senior Floating Rate Interests*	—	35	—	35
U.S. Government & Government Agency Obligations*	—	6,976	—	6,976
Total investments in securities $	25,872	$17,262	$—	$43,134

Bond Market Index Account
Bonds*	$—	$737,765	$—	$737,765
Investment Companies*	141,427	—	—	141,427
Municipal Bonds*	—	21,437	—	21,437
U.S. Government & Government Agency Obligations*	—	1,362,158	—	1,362,158
Total investments in securities $	141,427	$2,121,360	$—	$2,262,787
Short Sales
U.S. Government & Government Agency Obligations	$—	$(2,078)	$—	$(2,078)
Total Short Sales $	—	$(2,078)	$—	$(2,078)

Core Plus Bond Account
Bonds*	$—	$197,918	$300	$198,218
Common Stocks*	91	—	—	91
Convertible Bonds*	—	96	—	96
Investment Companies*	11,941	—	—	11,941
Preferred Stocks	1,392	—	—	1,392
Senior Floating Rate Interests*	—	5,727	—	5,727
U.S. Government & Government Agency Obligations*	—	110,688	—	110,688
Total investments in securities $	13,424	$314,429	$300	$328,153
Assets
Interest Rate Contracts**
Futures	$1	$—	$—	$1
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(598)	$—	$(598)
Interest Rate Contracts**
Futures	$(96)	$—	$—	$(96)

Diversified Balanced Account
Investment Companies*	$1,096,943	$—	$—	$1,096,943
Total investments in securities $	1,096,943	$—	$—	$1,096,943

Diversified Balanced Managed Volatility Account
Investment Companies*	$163,872	$—	$—	$163,872
Total investments in securities $	163,872	$—	$—	$163,872

Diversified Growth Account
Investment Companies*	$3,513,954	$—	$—	$3,513,954
Total investments in securities $	3,513,954	$—	$—	$3,513,954

Diversified Growth Managed Volatility Account
Investment Companies*	$303,464	$—	$—	$303,464
Total investments in securities $	303,464	$—	$—	$303,464

Diversified Income Account
Investment Companies*	$241,780	$—	$—	$241,780
Total investments in securities $	241,780	$—	$—	$241,780

Diversified International Account
Common Stocks
Basic Materials	$3,329	$9,319	$—	$12,648
Communications	2,517	28,648	—	31,165
Consumer, Cyclical	9,884	31,778	—	41,662
Consumer, Non-cyclical	4,362	38,571	—	42,933
Diversified	—	2,807	—	2,807
Energy	6,966	8,119	—	15,085
Financial	16,949	40,724	—	57,673
Industrial	2,621	24,226	—	26,847
Technology	1,964	18,579	—	20,543
Utilities	—	9,553	—	9,553
Investment Companies*	41	—	—	41
Total investments in securities $	48,633	$212,324	$—	$260,957

Equity Income Account
Common Stocks*	$531,505	$—	$—	$531,505
Investment Companies*	9,371	—	—	9,371
Total investments in securities $	540,876	$—	$—	$540,876

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Government & High Quality Bond Account
Bonds*		$—	$76,853	$—	$76,853
Investment Companies*		5,944	—	—	5,944
U.S. Government & Government Agency Obligations*		—	178,036	—	178,036
	Total investments in securities $	5,944	$254,889	$—	$260,833

Income Account
Bonds*		$—	$149,542	$2,526	$152,068
Common Stocks*		374	—	—	374
Investment Companies*		4,313	—	—	4,313
Senior Floating Rate Interests*		—	183	—	183
U.S. Government & Government Agency Obligations*		—	77,983	—	77,983
	Total investments in securities $	4,687	$227,708	$2,526	$234,921

International Emerging Markets Account
Common Stocks
Basic Materials		$1,027	$3,262	$—	$4,289
Communications		3,682	14,551	—	18,233
Consumer, Cyclical		1,489	7,337	—	8,826
Consumer, Non-cyclical		3,038	3,575	—	6,613
Diversified		—	561	—	561
Energy		2,733	5,080	—	7,813
Financial		3,434	16,429	—	19,863
Industrial		1,345	5,128	—	6,473
Technology		1,553	11,446	—	12,999
Utilities		561	2,263	—	2,824
Investment Companies*		128	—	—	128
Preferred Stocks
Basic Materials		581	—	—	581
Communications		—	46	—	46
Diversified		1,427	—	—	1,427
Financial		1,176	—	—	1,176
	Total investments in securities $	22,174	$69,678	$—	$91,852

LargeCap Growth Account
Common Stocks*		$101,832	$—	$—	$101,832
Investment Companies*		2,356	—	—	2,356
	Total investments in securities $	104,188	$—	$—	$104,188

LargeCap Growth Account I
Common Stocks
Basic Materials		$860	$—	$—	$860
Communications		57,235	—	32	57,267
Consumer, Cyclical		31,817	—	—	31,817
Consumer, Non-cyclical		67,781	—	—	67,781
Energy		233	—	—	233
Financial		18,591	—	—	18,591
Industrial		23,994	—	—	23,994
Technology		41,713	—	—	41,713
Utilities		21	—	—	21
Convertible Preferred Stocks
Communications		—	—	958	958
Investment Companies*		5,931	—	—	5,931
Preferred Stocks
Communications		—	—	256	256
Technology		—	281	—	281
	Total investments in securities $	248,176	$281	$1,246	$249,703
Liabilities
Equity Contracts**
Futures		$(24)	$—	$—	$(24)

LargeCap S&P 500 Index Account
Common Stocks*		$2,178,984	$—	$—	$2,178,984
Investment Companies*		58,955	—	—	58,955
	Total investments in securities $	2,237,939	$—	$—	$2,237,939
Assets
Equity Contracts**
Futures		$689	$—	$—	$689

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap S&P 500 Managed Volatility Index Account
Common Stocks*		$176,998	$—	$—	$176,998
Investment Companies*		17,192	—	—	17,192
Purchased Options		262	—	—	262
	Total investments in securities $	194,452	$—	$—	$194,452
Assets
Equity Contracts**
Futures		$104	$—	$—	$104
Liabilities
Equity Contracts**
Options		$(121)	$—	$—	$(121)

LargeCap Value Account
Common Stocks*		$135,846	$—	$—	$135,846
Investment Companies*		74	—	—	74
	Total investments in securities $	135,920	$—	$—	$135,920

MidCap Account
Common Stocks*		$617,622	$—	$—	$617,622
Investment Companies*		2	—	—	2
	Total investments in securities $	617,624	$—	$—	$617,624

Multi-Asset Income Account
Investment Companies*		$116	$—	$—	$116
	Total investments in securities $	116	$—	$—	$116

Principal Capital Appreciation Account
Common Stocks*		$154,339	$—	$—	$154,339
Investment Companies*		1,376	—	—	1,376
	Total investments in securities $	155,715	$—	$—	$155,715

Principal LifeTime 2010 Account
Investment Companies*		$43,618	$—	$—	$43,618
	Total investments in securities $	43,618	$—	$—	$43,618

Principal LifeTime 2020 Account
Investment Companies*		$194,391	$—	$—	$194,391
	Total investments in securities $	194,391	$—	$—	$194,391

Principal LifeTime 2030 Account
Investment Companies*		$125,241	$—	$—	$125,241
	Total investments in securities $	125,241	$—	$—	$125,241

Principal LifeTime 2040 Account
Investment Companies*		$49,231	$—	$—	$49,231
	Total investments in securities $	49,231	$—	$—	$49,231

Principal LifeTime 2050 Account
Investment Companies*		$26,561	$—	$—	$26,561
	Total investments in securities $	26,561	$—	$—	$26,561

Principal LifeTime 2060 Account
Investment Companies*		$2,637	$—	$—	$2,637
	Total investments in securities $	2,637	$—	$—	$2,637

Principal LifeTime Strategic Income Account
Investment Companies*		$25,622	$—	$—	$25,622
	Total investments in securities $	25,622	$—	$—	$25,622

Real Estate Securities Account
Common Stocks*		$171,421	$—	$—	$171,421
Investment Companies*		2,038	—	—	2,038
	Total investments in securities $	173,459	$—	$—	$173,459

SAM Balanced Portfolio
Investment Companies*		$800,635	$—	$—	$800,635
	Total investments in securities $	800,635	$—	$—	$800,635

SAM Conservative Balanced Portfolio
Investment Companies*		$210,774	$—	$—	$210,774
	Total investments in securities $	210,774	$—	$—	$210,774

SAM Conservative Growth Portfolio
Investment Companies*		$303,216	$—	$—	$303,216
	Total investments in securities $	303,216	$—	$—	$303,216

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SAM Flexible Income Portfolio
Investment Companies*		$217,596	$—	$—	$217,596
	Total investments in securities $	217,596	$—	$—	$217,596

SAM Strategic Growth Portfolio
Investment Companies*		$250,343	$—	$—	$250,343
	Total investments in securities $	250,343	$—	$—	$250,343

Short-Term Income Account
Bonds*		$—	$167,289	$—	$167,289
Investment Companies*		3,845	—	—	3,845
U.S. Government & Government Agency Obligations*		—	312	—	312
	Total investments in securities $	3,845	$167,601	$—	$171,446

SmallCap Account
Common Stocks
Basic Materials		$2,188	$—	$—	$2,188
Communications		9,868	—	4	9,872
Consumer, Cyclical		26,898	—	—	26,898
Consumer, Non-cyclical		38,891	8	—	38,899
Energy		8,376	—	—	8,376
Financial		50,934	—	—	50,934
Industrial		34,004	—	—	34,004
Technology		22,273	—	—	22,273
Utilities		7,734	—	—	7,734
Investment Companies*		3,766	—	—	3,766
	Total investments in securities $	204,932	$8	$4	$204,944

*For additional detail regarding sector classifications, please see the Schedules of Investments

**Exchange Cleared Swaps and Futures are valued at the unrealized appreciation/(depreciation) of the instrument.

Certain detailed information is provided for those Accounts with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair Value as of		Unobservable
Account	Asset Type	September 30, 2016	Valuation Technique	Input	Input Value

Income Account	Bonds	$2,526	Benchmark Pricing	Base Price	$90.00

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):

											Net Change in Unrealized
		Value		Accrued Discounts/Premiums				Transfers	Transfers	Value	Appreciation/(Depreciation) on
		December 31,		and Change in Unrealized			Proceeds from	into Level	Out of Level	Septmber	Investments Held at September
Account		2015	Realized Gain/(Loss)	Gain/(Loss)		Purchases	Sales	3 *	3**	30, 2016	30, 2016
Income Account
Bonds		$2,341	$-	$(156	) $	341	$-	$-	$-	$2,526	$(152)
	Total	$2,341	$-	$(156	) $	341	$-	$-	$-	$2,526	$(152)

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Accounts which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

The Accounts' Schedules of Investments as of September 30, 2016 have not been audited. This report is provided for the general information of the Accounts' shareholders. For more information regarding the Account and its holdings, please see the Accounts' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 11/15/2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 11/15/2016

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 11/15/2016